UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082

(Address of principal executive offices)	(Zip code)
Eric Wietsma 100 Bright Meadow Blvd., Enfield, CT	06082

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(860) 562-1000

Date of fiscal year end:	9/30/2017

Date of reporting period:	6/30/2017

Item 1. Schedule of Investments.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 100.3%

Discount Notes — 81.3%
Federal Farm Credit Banks 1.109% 1/08/18	$1,850,000	$1,851,853
Federal Farm Credit Banks 1.137% 10/13/17	1,000,000	1,000,550
Federal Farm Credit Banks 1.216% 10/06/17	10,000,000	10,008,148
Federal Farm Credit Banks 1.292% 9/28/17	2,000,000	2,000,778
Federal Home Loan Bank 0.450% 7/03/17	15,000,000	14,999,625
Federal Home Loan Bank 0.630% 7/14/17	900,000	899,799
Federal Home Loan Bank 0.646% 7/21/17	1,442,000	1,441,491
Federal Home Loan Bank 0.650% 7/03/17	14,700,000	14,699,469
Federal Home Loan Bank 0.692% 9/18/17	800,000	798,806
Federal Home Loan Bank 0.713% 9/19/17	650,000	648,989
Federal Home Loan Bank 0.858% 7/12/17	10,000,000	9,997,418
Federal Home Loan Bank 0.859% 7/14/17	910,000	909,722
Federal Home Loan Bank 0.865% 8/02/17	737,000	736,443
Federal Home Loan Bank 0.865% 8/03/17	1,200,000	1,199,065
Federal Home Loan Bank 0.865% 8/04/17	1,000,000	999,197
Federal Home Loan Bank 0.879% 11/09/17	5,000,000	4,984,353
Federal Home Loan Bank 0.879% 11/09/17	2,300,000	2,292,802
Federal Home Loan Bank 0.916% 9/18/17	1,000,000	998,025
Federal Home Loan Bank 0.927% 9/20/17	1,403,000	1,400,127
Federal Home Loan Bank 0.950% 7/12/17	3,900,000	3,898,868
Federal Home Loan Bank 0.962% 9/01/17	18,200,000	18,202,950
Federal Home Loan Bank 0.970% 7/14/17	5,000,000	4,998,249
Federal Home Loan Bank 0.980% 7/19/17	15,900,000	15,892,819
Federal Home Loan Bank 1.015% 7/28/17	3,131,000	3,128,652
Federal Home Loan Bank 1.015% 8/10/17	2,800,000	2,796,842

	Principal Amount	Value
Federal Home Loan Bank 1.031% 9/26/17	$5,000,000	$5,000,000
Federal Home Loan Bank 1.032% 2/15/18	10,000,000	10,007,121
Federal Home Loan Bank 1.038% 2/26/18	5,000,000	5,002,985
Federal Home Loan Bank 1.051% 1/23/18	10,000,000	10,000,309
Federal Home Loan Bank 1.051% 1/25/18	13,000,000	12,999,369
Federal Home Loan Bank 1.053% 3/06/18	13,200,000	13,208,704
Federal Home Loan Bank 1.057% 2/01/18	10,000,000	9,999,991
Federal Home Loan Bank 1.076% 3/15/18	4,700,000	4,705,167
Federal Home Loan Bank 1.116% 9/05/17	10,000,000	10,001,103
Federal Home Loan Bank 1.120% 1/04/18	2,000,000	2,003,535
Federal Home Loan Bank 1.120% 1/08/18	1,200,000	1,202,092
Federal Home Loan Bank 1.125% 11/27/17	1,500,000	1,501,119
Federal Home Loan Bank 1.142% 8/21/17	15,000,000	15,005,247
Federal Home Loan Bank 1.154% 12/07/17	6,000,000	6,005,852
Federal Home Loan Bank 1.182% 9/01/17	4,000,000	4,002,362
Federal Home Loan Mortgage Corp. 1.125% 1/08/18	1,800,000	1,802,658
Federal Home Loan Mortgage Corp. 1.167% 11/13/17	3,095,000	3,096,291
Federal Home Loan Mortgage Corp. 1.344% 7/21/17	2,000,000	2,000,281
Federal National Mortgage Association 0.775% 9/11/17	600,000	599,088
Federal National Mortgage Association 0.775% 9/11/17	1,400,000	1,397,872
Federal National Mortgage Association 1.086% 10/05/17	8,100,000	8,103,318

		248,429,504

Repurchase Agreement — 14.7%
HSBC Securities (USA) Inc. Tri-Party Repurchase Agreement, dated 6/30/17, 1.030%, due 7/03/17 (a)	45,000,000	45,000,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier U.S. Government Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	$8,002	$8,002

U.S. Treasury Bill — 4.3%
U.S. Treasury Bill 0.000% 7/20/17	7,400,000	7,397,647
U.S. Treasury Bill 0.000% 8/03/17	700,000	699,602
U.S. Treasury Bill 0.000% 11/09/17	5,000,000	4,987,218

		13,084,467

TOTAL SHORT-TERM INVESTMENTS (Cost $306,521,973)		306,521,973

TOTAL INVESTMENTS — 100.3% (Cost $306,521,973) (b)		306,521,973

Other Assets/(Liabilities) — (0.3)%		(874,872)

NET ASSETS — 100.0%		$305,647,101

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $45,003,863. Collateralized by U.S. Government Agency obligations with rates ranging from 0.125% – 6.250%, maturity dates ranging from 4/15/19 – 5/15/30, and an aggregate market value, including accrued interest, of $45,904,618.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 98.6%

CORPORATE DEBT — 45.4%
Aerospace & Defense — 1.0%
Harris Corp. 1.999% 4/27/18	$2,960,000	$2,964,042
L3 Technologies, Inc. 5.200% 10/15/19	2,690,000	2,871,594

		5,835,636

Agriculture — 0.5%
Imperial Brands Finance PLC (a) 2.950% 7/21/20	2,878,000	2,926,624

Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	89,598	91,502
Delta Air Lines, Inc. 3.625% 3/15/22	1,915,000	1,965,913
WestJet Airlines Ltd. (a) 3.500% 6/16/21	1,885,000	1,926,361

		3,983,776

Auto Manufacturers — 1.1%
General Motors Co. 3.500% 10/02/18	395,000	401,935
General Motors Financial Co., Inc. 2.400% 5/09/19	760,000	762,033
General Motors Financial Co., Inc. 3.100% 1/15/19	905,000	917,367
General Motors Financial Co., Inc. 3.200% 7/13/20	915,000	932,307
Hyundai Capital America (a) 2.400% 10/30/18	2,350,000	2,354,912
Nissan Motor Acceptance Corp. (a) 1.900% 9/14/21	1,235,000	1,205,701

		6,574,255

Auto Parts & Equipment — 1.0%
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	2,660,000	2,786,350
Lear Corp. 4.750% 1/15/23	2,850,000	2,948,721

		5,735,071

Banks — 6.6%
ANZ New Zealand Int’l Ltd. (a) 2.250% 2/01/19	2,965,000	2,975,932
Banco Santander SA 3.500% 4/11/22	2,800,000	2,865,736
Bancolombia SA 5.950% 6/03/21	1,215,000	1,341,481
Bank of America Corp. 2.151% 11/09/20	5,285,000	5,261,075

	Principal Amount	Value
Capital One Financial Corp. 2.500% 5/12/20	$910,000	$913,942
Citigroup, Inc. 2.350% 8/02/21	3,000,000	2,972,757
First Horizon National Corp. 3.500% 12/15/20	3,420,000	3,507,692
The Goldman Sachs Group, Inc. 2.750% 9/15/20	2,450,000	2,479,518
The Goldman Sachs Group, Inc. 2.875% 2/25/21	3,400,000	3,436,448
Itau Unibanco Holding SA (a) 2.850% 5/26/18	840,000	842,100
JP Morgan Chase & Co. 4.500% 1/24/22	2,800,000	3,031,977
Macquarie Bank Ltd. (a) 2.850% 1/15/21	380,000	383,750
Mitsubishi UFJ Trust & Banking Corp. (a) 2.650% 10/19/20	2,830,000	2,848,007
Regions Bank 7.500% 5/15/18	613,000	641,733
Regions Financial Corp. 3.200% 2/08/21	2,230,000	2,279,974
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	1,620,000	1,592,711
Sumitomo Mitsui Financial Group, Inc. 2.846% 1/11/22	260,000	262,872
SVB Financial Group 5.375% 9/15/20	225,000	244,881
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	1,290,000	1,318,744

		39,201,330

Beverages — 0.9%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	1,765,000	1,788,665
Coca-Cola Femsa SAB de CV 2.375% 11/26/18	2,922,000	2,936,556
Molson Coors Brewing Co. 2.100% 7/15/21	660,000	649,026

		5,374,247

Biotechnology — 0.7%
Baxalta, Inc. 2.000% 6/22/18	1,025,000	1,026,654
Celgene Corp. 2.250% 5/15/19	270,000	271,877
Celgene Corp. 2.875% 8/15/20	2,650,000	2,709,832

		4,008,363

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 1.4%
Holcim US Finance Sarl & Cie SCS (a) 6.000% 12/30/19	$2,929,000	$3,170,010
James Hardie International Finance DAC (a) 5.875% 2/15/23	1,334,000	1,397,365
Martin Marietta Materials, Inc. 3 mo. USD LIBOR + .650%, FRN 1.822% 5/22/20	980,000	982,731
Masco Corp. 3.500% 4/01/21	990,000	1,016,700
Masco Corp. 7.125% 3/15/20	225,000	252,241
Standard Industries, Inc. (a) 5.500% 2/15/23	1,472,000	1,552,960

		8,372,007

Chemicals — 2.6%
Airgas, Inc. 3.050% 8/01/20	2,955,000	3,028,107
CF Industries, Inc. 6.875% 5/01/18	2,820,000	2,929,275
The Dow Chemical Co. 8.550% 5/15/19	320,000	358,412
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	1,127,000	1,204,426
LyondellBasell Industries NV 5.000% 4/15/19	1,353,000	1,414,481
LyondellBasell Industries NV 6.000% 11/15/21	1,410,000	1,592,873
RPM International, Inc. 3.450% 11/15/22	43,000	44,163
RPM International, Inc. 6.125% 10/15/19	2,422,000	2,627,848
RPM International, Inc. 6.500% 2/15/18	353,000	363,233
The Sherwin-Williams Co. 2.750% 6/01/22	1,705,000	1,703,982

		15,266,800

Commercial Services — 0.3%
S&P Global, Inc. 3.300% 8/14/20	1,700,000	1,742,843

Computers — 0.9%
Dell International LLC/ EMC Corp. (a) 3.480% 6/01/19	1,305,000	1,335,506
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	980,000	1,033,133
DXC Technology Co. (a) 2.875% 3/27/20	565,000	572,104
Leidos Holdings, Inc. 4.450% 12/01/20	2,301,000	2,404,545

		5,345,288

	Principal Amount	Value
Diversified Financial Services — 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.950% 2/01/22	$1,670,000	$1,738,769
Air Lease Corp. 2.125% 1/15/18	1,680,000	1,682,977
Air Lease Corp. 3.375% 1/15/19	1,075,000	1,094,996
Ally Financial, Inc. 3.600% 5/21/18	1,285,000	1,299,456
Ally Financial, Inc. 4.750% 9/10/18	2,270,000	2,332,425
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,450,000	2,480,814
International Lease Finance Corp. 3.875% 4/15/18	1,245,000	1,263,948
Lazard Group LLC 4.250% 11/14/20	1,670,000	1,761,870

		13,655,255

Electric — 2.6%
Ameren Corp. 2.700% 11/15/20	1,415,000	1,431,871
Duke Energy Corp. 1.800% 9/01/21	1,540,000	1,503,311
EDP Finance BV (a) 4.125% 1/15/20	2,460,000	2,543,025
EDP Finance BV (a) 4.900% 10/01/19	343,000	360,167
Enel Finance International NV (a) 2.875% 5/25/22	1,955,000	1,957,712
Entergy Texas, Inc. 2.550% 6/01/21	325,000	322,944
Entergy Texas, Inc. 7.125% 2/01/19	1,803,000	1,938,932
IPALCO Enterprises, Inc. 5.000% 5/01/18	1,215,000	1,234,744
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,185,000	1,270,784
Majapahit Holding BV (a) 7.750% 1/20/20	1,160,000	1,296,300
Puget Energy, Inc. 6.500% 12/15/20	502,000	561,152
The Southern Co. 1.850% 7/01/19	195,000	194,244
The Southern Co. 2.350% 7/01/21	1,040,000	1,032,423
Tri-State Pass-Through Trust, Series 2003, Class A (a) 6.040% 1/31/18	27,055	27,529

		15,675,138

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Electronics — 0.5%
FLIR Systems, Inc. 3.125% 6/15/21	$650,000	$655,177
Jabil, Inc. 8.250% 3/15/18	255,000	265,200
Tech Data Corp. 3.700% 2/15/22	580,000	591,839
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,478,309

		2,990,525

Engineering & Construction — 0.2%
SBA Tower Trust (a) 3.598% 4/09/43	440,000	440,141
SBA Tower Trust (a) 3.168% 4/09/47	880,000	883,666

		1,323,807

Foods — 0.9%
Danone SA (a) 2.077% 11/02/21	3,075,000	3,033,598
JBS Investments GmbH (a) 7.750% 10/28/20	634,000	600,588
Mondelez International Holdings Netherlands BV (a) 2.000% 10/28/21	1,490,000	1,451,734
Tyson Foods, Inc. 2.650% 8/15/19	180,000	182,270

		5,268,190

Hand & Machine Tools — 0.5%
Stanley Black & Decker, Inc. 1.622% 11/17/18	705,000	703,274
Stanley Black & Decker, Inc. 2.451% 11/17/18	2,240,000	2,261,813

		2,965,087

Health Care – Products — 0.9%
Abbott Laboratories 2.350% 11/22/19	1,525,000	1,536,465
Abbott Laboratories 2.900% 11/30/21	1,545,000	1,562,258
Boston Scientific Corp. 2.850% 5/15/20	785,000	795,886
Zimmer Biomet Holdings, Inc. 2.000% 4/01/18	1,213,000	1,215,197

		5,109,806

Health Care – Services — 1.2%
Cigna Corp. 4.000% 2/15/22	971,000	1,026,371
Cigna Corp. 4.500% 3/15/21	1,805,000	1,925,935
HCA, Inc. 3.750% 3/15/19	2,830,000	2,886,600

	Principal Amount	Value
Laboratory Corp. of America Holdings 2.625% 2/01/20	$1,400,000	$1,411,529

		7,250,435

Home Builders — 0.5%
Lennar Corp. 4.500% 11/15/19	2,853,000	2,959,987

Housewares — 0.1%
Newell Brands, Inc. 2.600% 3/29/19	342,000	345,335

Insurance — 3.4%
American International Group, Inc. 3.300% 3/01/21	1,450,000	1,491,806
Athene Global Funding (a) 4.000% 1/25/22	3,085,000	3,204,519
CNA Financial Corp. 5.750% 8/15/21	301,000	335,924
Enstar Group Ltd. 4.500% 3/10/22	1,435,000	1,480,491
Jackson National Life Global Funding (a) 2.500% 6/27/22	2,940,000	2,919,100
Lincoln National Corp. 6.250% 2/15/20	1,290,000	1,414,998
NUVEEN FINANCE LLC (a) 2.950% 11/01/19	2,900,000	2,941,447
Reinsurance Group of America, Inc. 5.000% 6/01/21	1,600,000	1,738,981
Trinity Acquisition PLC 3.500% 9/15/21	1,480,000	1,515,563
Unum Group 3.000% 5/15/21	480,000	484,573
Willis Towers Watson PLC 5.750% 3/15/21	840,000	926,701
XLIT Ltd. 5.750% 10/01/21	1,335,000	1,494,217

		19,948,320

Internet — 0.5%
Expedia, Inc. 7.456% 8/15/18	2,635,000	2,785,693

Investment Companies — 0.4%
Ares Capital Corp. 3.875% 1/15/20	1,450,000	1,478,445
FS Investment Corp. 4.000% 7/15/19	1,040,000	1,050,503

		2,528,948

Leisure Time — 0.5%
Brunswick Corp. (a) 4.625% 5/15/21	3,130,000	3,197,990

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.4%
Marriott International, Inc. 2.300% 1/15/22	$410,000	$404,605
Marriott International, Inc. 2.875% 3/01/21	2,015,000	2,044,727

		2,449,332

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,229,000	1,248,971
CNH Industrial Capital LLC 3.625% 4/15/18	265,000	267,332
CNH Industrial Capital LLC 3.875% 10/15/21	945,000	969,806
CNH Industrial Capital LLC 4.875% 4/01/21	590,000	626,875

		3,112,984

Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	1,365,000	1,410,557
Sirius XM Radio, Inc. (a) (b) 3.875% 8/01/22	625,000	629,887
Sirius XM Radio, Inc. (a) 4.250% 5/15/20	1,450,000	1,466,639
Sirius XM Radio, Inc. (a) 5.750% 8/01/21	1,400,000	1,445,500

		4,952,583

Mining — 0.4%
Anglo American Capital PLC (a) 3.750% 4/10/22	1,245,000	1,251,225
Glencore Finance Canada Ltd. STEP (a) 2.700% 10/25/17	530,000	530,795
Glencore Finance Canada Ltd. STEP (a) 4.250% 10/25/22	652,000	675,451

		2,457,471

Office Equipment/Supplies — 0.6%
Pitney Bowes, Inc. 3.375% 10/01/21	3,675,000	3,650,377
Pitney Bowes, Inc. 5.750% 9/15/17	74,000	74,522

		3,724,899

Oil & Gas — 0.5%
Concho Resources, Inc. 5.500% 10/01/22	3,110,000	3,191,637

Packaging & Containers — 0.5%
Graphic Packaging International, Inc. 4.750% 4/15/21	2,730,000	2,869,912

	Principal Amount	Value
Pharmaceuticals — 1.8%
AbbVie, Inc. 1.800% 5/14/18	$2,390,000	$2,393,016
Allergan Funding SCS 2.350% 3/12/18	1,580,000	1,586,597
Express Scripts Holding Co. 3.300% 2/25/21	2,865,000	2,950,689
Shire Acquisitions Investments Ireland DAC 2.400% 9/23/21	735,000	726,429
Teva Pharmaceutical Finance Netherlands III BV 2.200% 7/21/21	2,825,000	2,773,187

		10,429,918

Real Estate Investment Trusts (REITS) — 1.8%
American Tower Corp. 2.250% 1/15/22	465,000	453,408
American Tower Corp. 3.300% 2/15/21	1,105,000	1,133,867
American Tower Corp. 4.500% 1/15/18	850,000	861,643
Crown Castle International Corp. 3.400% 2/15/21	1,869,000	1,919,179
DDR Corp. 7.500% 7/15/18	2,400,000	2,523,742
Digital Realty Trust LP 3.400% 10/01/20	925,000	948,694
Healthcare Trust of America Holdings LP 2.950% 7/01/22	690,000	690,205
Highwoods Realty LP 7.500% 4/15/18	170,000	176,938
Simon Property Group LP 2.350% 1/30/22	1,760,000	1,743,995
Weyerhaeuser Co. 7.375% 10/01/19	510,000	565,733

		11,017,404

Retail — 1.5%
AutoNation, Inc. 3.350% 1/15/21	2,085,000	2,122,755
CVS Health Corp. 2.125% 6/01/21	2,405,000	2,375,678
Dollar Tree, Inc. 5.750% 3/01/23	3,000,000	3,165,900
QVC, Inc. 3.125% 4/01/19	1,449,000	1,465,057

		9,129,390

Semiconductors — 1.1%
Analog Devices, Inc. 2.500% 12/05/21	620,000	620,561

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Broadcom Corp./Broadcom Cayman Finance Ltd. (a) 3.000% 1/15/22	$2,315,000	$2,335,691
KLA-Tencor Corp. 2.375% 11/01/17	1,395,000	1,398,252
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	2,025,000	2,132,325

		6,486,829

Telecommunications — 1.1%
Hughes Satellite Systems Corp. 6.500% 6/15/19	2,704,000	2,920,320
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	2,940,000	2,995,331
Verizon Communications, Inc. 1.750% 8/15/21	900,000	870,524

		6,786,175

Transportation — 0.9%
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,803,000	1,835,890
Ryder System, Inc. 2.250% 9/01/21	170,000	167,832
Ryder System, Inc. 2.500% 3/01/18	1,295,000	1,301,620
Ryder System, Inc. 2.550% 6/01/19	295,000	298,067
Ryder System, Inc. 2.875% 9/01/20	1,080,000	1,092,010
TTX Co. (a) 2.250% 2/01/19	565,000	565,311

		5,260,730

Trucking & Leasing — 1.3%
Aviation Capital Group Corp. (a) 2.875% 9/17/18	3,260,000	3,291,381
GATX Corp. 2.600% 3/30/20	1,475,000	1,490,273
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 6/15/19	1,240,000	1,246,307
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.050% 1/09/20	1,650,000	1,682,350
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.375% 2/01/22	50,000	51,219

		7,761,530

TOTAL CORPORATE DEBT (Cost $267,750,710)		270,001,550

	Principal Amount	Value
MUNICIPAL OBLIGATIONS — 0.0%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, FRN 2.056% 4/26/27	$204,680	$204,346

TOTAL MUNICIPAL OBLIGATIONS (Cost $204,680)		204,346

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.0%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.712% 10/20/20	630,000	629,999

Automobile ABS — 6.5%
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	36,887	36,886
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	419,137	419,153
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	105,473	105,520
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class D 2.540% 6/08/20	710,000	715,026
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A (a) 2.100% 3/20/19	600,000	601,013
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	219,652	219,474
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	95,918	95,850
CFC LLC, Series 2013-2A, Class C (a) 4.040% 8/15/19	706,744	708,103
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	38,225	38,224
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	383,999	383,430
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	273,912	273,871
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	750,000	750,945
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	31,086	31,084
CPS Auto Trust, Series 2016-C, Class B (a) 2.480% 9/15/20	710,000	708,571
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	1,870,000	1,879,075
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	147,657	147,666

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	$520,000	$521,703
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	630,000	629,201
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	88,470	88,441
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	351,457	351,583
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	1,398,322	1,401,379
DT Auto Owner Trust, Series 2016-2A, Class B (a) 2.920% 5/15/20	730,000	732,902
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	1,073,523	1,073,513
Enterprise Fleet Financing LLC, Series 2017-1, Class A3 (a) 2.600% 7/20/22	530,000	530,445
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	48,793	48,786
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	148,345	148,375
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	520,000	518,807
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	630,000	632,172
Exeter Automobile Receivables Trust, Series 2015-2A, Class C (a) 3.900% 3/15/21	1,295,000	1,314,728
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	90,137	90,137
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	424,312	424,448
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	60,007	59,965
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	268,616	269,015
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	1,063,051	1,064,444

	Principal Amount	Value
Flagship Credit Auto Trust, Series 2016-4, Class B (a) 2.410% 10/15/21	$2,390,000	$2,371,609
Flagship Credit Auto Trust, Series 2016-3, Class B (a) 2.430% 6/15/21	1,150,000	1,144,120
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	890,000	881,166
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	719,438	724,838
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	1,515,000	1,515,522
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	223,237	223,498
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	92,501	92,382
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A (a) 2.380% 10/15/20	780,000	783,570
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.689% 4/15/21	1,250,000	1,263,208
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	1,020,000	1,012,339
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.689% 7/15/20	443,366	444,497
Oscar US Funding Trust V, Series 2016-2A, Class A2A (a) 2.310% 11/15/19	914,101	913,551
Oscar US Funding Trust VI, Series 2017-1A, Class A1 (a) 1.180% 4/10/18	839,800	839,076
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	550,000	552,785
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	400,000	403,177
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	1,000,000	1,001,327
Santander Drive Auto Receivables Trust, Series 2016-1, Class A3 1.620% 3/16/20	600,000	600,013

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	$386,253	$386,834
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	1,700,000	1,711,037
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470% 12/15/20	1,100,000	1,106,355
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	600,000	608,795
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020% 4/15/22	1,740,000	1,795,480
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	650,643	650,567
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.209% 1/15/19	538,695	538,885

		38,578,566

Commercial MBS — 1.7%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.158% 2/10/51	164,031	165,459
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.466% 2/10/51	888,101	894,537
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class AM, VRN 5.513% 1/12/45	400,614	400,439
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	208,209	208,438
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	441,693	444,201
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	1,215,000	1,217,160
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A2 3.147% 2/10/47	845,000	858,775

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	$507,737	$508,920
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class AM, VRN 6.236% 2/12/51	770,866	776,195
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	386,038	387,231
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	680,000	685,945
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	322,781	322,876
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.503% 1/11/43	280,022	283,120
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.475% 8/15/39	63,461	63,386
Velocity Commercial Capital Loan Trust, Series 2016-2, Class AFX, VRN 2.997% 10/25/46	889,037	889,139
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.174% 2/15/51	240,000	240,000
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.278% 6/15/45	1,200,000	1,211,235
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A2 1.765% 12/15/45	359,683	359,620

		9,916,676

Home Equity ABS — 0.3%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.876% 11/25/35	86,223	86,156
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.951% 8/25/35	224,820	225,615
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 1.696% 12/25/35	476,036	477,258

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (a) 1.456% 10/25/34	$427,328	$426,255
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 1.436% 10/25/35	164,235	164,535
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.936% 3/25/35	419,514	419,752
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.347% 10/25/28	9	9
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.586% 1/25/36	106,332	106,291
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + .240%, FRN 1.456% 11/25/35	76,896	76,784
Residential Asset Securities Corp., Series 2005-EMX4, Class M1, 1 mo. USD LIBOR + .430%, FRN 1.646% 11/25/35	1,588	1,588

		1,984,243

Other ABS — 17.5%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 3/15/41	300,719	292,784
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 6/15/41	394,097	384,077
321 Henderson Receivables I LLC, Series 2010-3A, Class A (a) 3.820% 12/15/48	752,272	758,581
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (a) 2.181% 7/20/26	420,000	419,987
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.638% 10/15/28	1,290,000	1,298,028
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (a) 2.648% 10/15/28	680,000	686,705

	Principal Amount	Value
ALM XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.322% 7/28/26	$1,250,000	$1,253,250
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	555,640	550,084
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	837,250	838,820
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.744% 12/15/42	708,932	689,896
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	45,440	45,456
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.278% 1/18/25	1,500,000	1,500,366
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	11,856	11,856
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	447,380	446,918
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.338% 7/15/26	1,010,000	1,010,574
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	853,125	849,975
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.588% 7/18/27	1,475,000	1,481,552
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	1,343,101	1,350,743
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	604,352	604,577
Capital Automotive REIT, Series 2012-1A, Class A1 (a) 3.870% 4/15/47	618,967	622,640
Carlyle Global Market Strategies, Series 2014-4A, Class A1R, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.358% 10/15/26	2,050,000	2,051,166

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	$503,696	$500,548
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	9,658	9,657
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 1.891% 5/25/35	512,164	513,194
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,627,922	1,627,609
CLI Funding VI LLC, Series 2017-1A, Class A (a) 3.620% 5/18/42	1,086,772	1,086,649
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	390,377	393,154
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.676% 9/25/34	83,223	83,129
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	1,436,925	1,443,372
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	926,921	922,027
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	172,910	172,846
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	265,697	263,980
Diamond Resorts Owner Trust, Series 2014-1, Class B (a) 2.980% 5/20/27	285,301	285,368
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	539,019	537,480
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	1,967,230	1,953,353
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	294,011	294,029
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	1,303,500	1,312,651
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	965,156	962,021

	Principal Amount	Value
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	$354,167	$351,763
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.008% 7/15/23	393,481	395,791
Drug Royalty Corp., Inc., Series 2012-1, Class A1, 3 mo. USD LIBOR + 5.250%, FRN (a) 6.130% 7/15/24	166,590	168,690
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (a) 2.730% 4/25/28	1,018,399	1,009,996
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	382,498	377,211
Element Rail Leasing I LLC, Series 2014-1A, Class A1 (a) 2.299% 4/19/44	910,710	893,864
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	199,349	196,266
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	576,239	582,623
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	258,078	260,628
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.846% 5/25/36	32,645	32,632
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	219,734	218,609
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.456% 1/25/36	23,623	23,603
FRS I LLC, Series 2013-1A, Class A1 (a) 1.800% 4/15/43	133,599	132,455
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.606% 7/20/27	1,475,000	1,475,106
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	858,279	869,751
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	49,850	49,731

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.306% 4/25/25	$1,505,000	$1,504,991
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	1,356,461	1,320,217
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.861% 4/25/35	75,461	75,855
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	284,800	285,423
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	969,686	990,223
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	439,920	431,775
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	340,907	338,744
Hilton Grand Vacations Trust, Series 2017-AA, Class B, VRN (a) 2.960% 12/26/28	841,757	840,183
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.386% 8/25/36	10,504	10,514
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.308% 7/15/25	2,400,000	2,397,485
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 12/22/25	630,000	629,871
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.041% 6/25/35	328,747	326,427
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.276% 7/20/26	1,200,000	1,200,509
Magnetite XI Ltd., Series 2014-11A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.278% 1/18/27	1,780,000	1,780,716
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	990,000	996,393
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	1,010,000	1,009,998

	Principal Amount	Value
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	$1,355,182	$1,359,879
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	1,180,999	1,179,033
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	396,760	395,020
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.161% 4/25/35	305,966	307,445
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	312,803	317,454
MVW Owner Trust, Series 2013-1A, Class A (a) 2.150% 4/22/30	355,148	351,789
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	649,357	640,914
MVW Owner Trust, Series 2016-1A, Class A (a) 2.250% 12/20/33	308,822	302,523
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	51,646	51,615
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	630,234	632,809
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	400,970	400,664
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	4,200,000	4,172,748
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (a) 3.107% 12/15/50	1,500,000	1,479,564
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR, 3 mo. USD LIBOR + 1.130%, FRN (a) 2.286% 7/20/26	450,000	450,831
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (a) 2.592% 8/15/29	1,350,000	1,358,639
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	420,000	418,019
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	920,000	924,300

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	$121,685	$120,003
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	729,160	726,812
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	700,000	694,462
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	216,907	216,415
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.476% 9/25/35	21,624	21,644
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (a) 1.466% 2/25/37	209,943	209,421
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 1.616% 10/25/35	104,547	104,468
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, VRN (a) 2.280% 11/20/25	188,057	187,743
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	833,839	830,215
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A (a) 2.400% 3/22/32	903,783	903,193
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (a) 2.580% 9/20/32	318,052	318,811
Sierra Receivables Funding Co. LLC, Series 2016-2A, Class B (a) 2.780% 7/20/33	213,372	213,795
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	119,270	119,780
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	837,593	844,025
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	4,406,621	4,452,780
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	1,408,465	1,421,068
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	1,854,289	1,878,411

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	$1,831,995	$1,825,087
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,648,871	1,658,583
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	2,560,000	2,572,264
SPS Servicer Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.530% 11/16/48	1,960,000	1,942,917
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	532,941	527,981
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.338% 10/17/26	1,140,000	1,143,493
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	1,320,025	1,346,530
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	473,294	472,302
TAL Advantage VI LLC, Series 2017-1A, Class A (a) 4.500% 4/20/42	1,241,952	1,304,608
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.398% 10/13/29	1,060,000	1,067,858
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.906% 12/15/20	670,000	670,000
Treman Park CLO Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.370%, FRN (a) 2.526% 4/20/27	1,960,000	1,967,781
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.489% 7/15/41	426,979	422,362
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	399,725	397,434
Trip Rail Master Funding LLC, Series 2011-1A, Class A2 (a) 6.024% 7/15/41	1,700,000	1,818,086
Welk Resorts LLC, Series 2015-AA, Class A (a) 2.790% 6/16/31	324,905	321,811

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Welk Resorts LLC, Series 2017-AA, Class B (a) 3.410% 6/15/33	$770,000	$768,380
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	2,996,625	3,008,525
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	398,557	394,856
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	811,289	809,952
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	773,671	769,945

		103,904,192

Student Loans ABS — 8.3%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.016% 12/26/44	261,959	260,692
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.916% 7/25/56	948,555	942,421
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 7/25/58	430,000	368,071
AccessLex Institute, Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.416% 4/25/29	81,629	81,522
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.160% 7/01/38	457,920	433,002
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.366% 3/15/26	142,994	141,858
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.648% 1/15/37	780,493	711,994
Commonbond Student Loan Trust, Series 2017-AGS, Class C (a) 5.280% 5/25/41	1,320,000	1,314,658
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (a) 2.500% 1/25/30	508,567	476,651

	Principal Amount	Value
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	$382,517	$380,600
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	327,637	324,129
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	961,581	962,156
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.916% 1/25/40	914,215	932,140
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (a) 3.060% 7/25/31	446,982	434,371
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.116% 10/25/44	2,352,042	2,360,274
DRB Prime Student Loan Trust, Series 2015-B, Class A2 (a) 3.170% 7/25/31	557,440	560,245
DRB Prime Student Loan Trust, Series 2015-D, Class A2 (a) 3.200% 1/25/40	1,875,163	1,897,603
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.216% 4/25/40	605,585	603,958
Earnest Student Loan Program LLC, Series 2016-C, Class A2 (a) 2.680% 7/25/35	1,791,991	1,740,708
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	969,102	970,566
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.266% 2/26/35	1,198,674	1,202,888
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.416% 12/27/66	2,782,458	2,784,937
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.566% 7/26/66	2,005,143	2,015,782
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.801% 12/01/31	608,568	605,385

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.603% 9/27/35	$339,283	$336,425
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.456% 11/27/28	55,935	55,826
Navient Private Education Loan Trust, Series 2014-AA, Class A2A (a) 2.740% 2/15/29	804,651	810,856
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.266% 7/26/66	1,100,000	1,111,640
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.366% 7/26/66	2,400,000	2,399,998
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.466% 6/25/65	3,092,634	3,141,420
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.516% 3/25/66	2,800,000	2,859,811
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.774% 12/26/40	632,720	633,996
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	757,611	757,272
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.846% 1/25/37	593,492	591,524
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 6/25/54	395,000	353,296
North Carolina State Education Assistance Authority, Series 2011-1, Class A2, 3 mo. USD LIBOR + .900%, FRN 1.615% 1/26/26	148,378	148,606
North Carolina State Education Assistance Authority, Series 2011-2, Class A2, 3 mo. USD LIBOR + .800%, FRN 1.956% 7/25/25	494,515	495,008

	Principal Amount	Value
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.166% 11/25/65	$1,734,890	$1,738,041
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.328% 7/15/36	76,509	76,509
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.608% 7/15/36	567,000	518,956
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.266% 1/26/43	480,000	450,698
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.376% 3/25/44	409,145	382,467
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.456% 7/25/25	520,000	513,063
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.466% 1/25/55	656,736	593,444
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 1.896% 12/15/38	517,918	466,906
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 4.500% 6/17/30	100,000	100,000
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.859% 5/15/23	1,000,727	1,001,780
SMB Private Education Loan Trust, Series 2016-B, Class A2B, 1 mo. USD LIBOR + 1.450%, FRN (a) 2.609% 2/17/32	480,000	493,756
SMB Private Education Loan Trust, Series 2015-C, Class A3, 1 mo. USD LIBOR + 1.950%, FRN (a) 3.109% 8/16/32	1,350,000	1,410,199
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $1,406,875) (a) (c) 3/25/33	500	1,275,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	$661,165	$660,992
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	280,000	279,762
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.416% 6/25/33	1,004,072	1,014,654
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	770,000	768,606
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.966% 8/25/36	924,248	950,791
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (a) 3.020% 10/25/27	163,207	164,967

		49,062,880

WL Collateral CMO — 0.6%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.329% 8/25/34	67,374	67,273
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.467% 2/25/34	23,813	24,101
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	9,203	8,817
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.627% 8/25/34	14,630	15,124
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.067% 8/25/34	69,734	67,019
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2, VRN 3.297% 2/25/34	162,708	169,139
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	6,795	6,539
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.340% 7/25/33	4,535	4,670
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.375% 2/25/34	294	313
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1, VRN (a) 3.750% 11/25/56	1,068,610	1,099,037

	Principal Amount	Value
Shellpoint Co-Originator Trust, Series 2016-1, Class 2A3, VRN (a) 3.000% 10/25/31	$2,258,413	$2,253,467
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.425% 3/25/34	38,736	39,985
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.132% 4/25/44	101,844	104,344

		3,859,828

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.452% 6/25/32	29,353	29,511

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $208,050,289)		207,965,895

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.5%
Collateralized Mortgage Obligations — 5.3%
Federal Home Loan Mortgage Corp.
Series 4291, Class K 3.000% 5/15/38	1,884,070	1,927,785
Series 4447, Class PA 3.000% 12/15/44	535,994	550,587
Series 3990, Class VA 3.500% 1/15/25	1,370,819	1,435,786
Series 4213, Class VE 3.500% 6/15/26	1,329,942	1,398,687
Series 4290, Class CA 3.500% 12/15/38	2,669,229	2,773,409
Series 4443, Class BA 3.500% 4/15/41	678,630	703,559
Series 2626, Class A 4.000% 6/15/33	774,368	824,041
Series 4328, Class DA 4.000% 1/15/36	2,220,933	2,331,891
Series 4325, Class MA 4.000% 9/15/39	2,686,971	2,819,970
Series 4336, Class MA 4.000% 1/15/40	4,074,292	4,278,307
Series 4323, Class CA 4.000% 3/15/40	1,687,675	1,779,893
Federal National Mortgage Association
Series 2016-62, Class FC 1.716% 9/25/46 1 mo. LIBOR + .500%, FRN	1,903,942	1,912,622
Series 2016-74, Class GF 1.716% 10/25/46 1 mo. LIBOR + .500%, FRN	2,236,426	2,251,935

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-58, Class JP 2.500% 3/25/37	$921,914	$922,930
Series 2015-20, Class EV 3.500% 7/25/26	1,492,501	1,574,272
Series 2014-14, Class A 3.500% 2/25/37	1,277,461	1,317,775
Series 2015-62, Class VA 4.000% 10/25/26	450,245	483,573
Series 2014-48, Class AB 4.000% 10/25/40	1,198,770	1,259,027
Series 2013-112, Class HQ 4.000% 11/25/43	497,878	526,869
Government National Mortgage Association Series 2014-131, Class BW VRN 2.919% 5/20/41	517,956	529,795

		31,602,713

Pass-Through Securities — 0.3%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.956% 3/01/37 1 year CMT + 2.247%, FRN	469,394	495,222
Federal National Mortgage Association Pool #725692 2.786% 10/01/33 1 year CMT + 2.144%, FRN	98,117	102,961
Pool #888586 2.831% 10/01/34 1 year CMT + 2.203%, FRN	175,240	184,155
Pool #775539 3.475% 5/01/34 12 mo. USD LIBOR + 1.645%, FRN	57,860	60,867
Pool #684154 5.500% 2/01/18	889	897
Pool #702331 5.500% 5/01/18	22,086	22,375
Pool #725796 5.500% 9/01/19	210,775	217,230
Pool #844564 5.500% 12/01/20	51,674	54,176
Government National Mortgage Association Pool #507545 7.500% 8/15/29	29,980	35,543
Government National Mortgage Association II Pool #82462 2.375% 1/20/40 1 year CMT + 1.500%, FRN	205,045	210,655
Pool #82488 2.375% 3/20/40 1 year CMT + 1.500%, FRN	257,255	265,257

		1,649,338

	Principal Amount	Value
Whole Loans — 0.9%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1 2.016% 3/25/29 1 mo. USD LIBOR + .800%, FRN	$342,846	$343,491
Series 2015-DNA1, Class M1 2.116% 10/25/27 1 mo. USD LIBOR + .900%, FRN	209,250	209,517
Series 2016-HQA3, Class M2 2.566% 3/25/29 1 mo. USD LIBOR + 1.350%, FRN	350,000	354,586
Series 2016-DNA1, Class M1 2.666% 7/25/28 1 mo. USD LIBOR + 1.450%, FRN	264,636	265,620
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1 2.516% 4/25/29 1 mo. USD LIBOR + 1.300%, FRN	1,442,751	1,461,173
Series 2016-C05, Class 2M1 2.566% 1/25/29 1 mo. USD LIBOR + 1.350%, FRN	962,692	970,324
Series 2016-C04, Class 1M1 2.666% 1/25/29 1 mo. USD LIBOR + 1.450%, FRN	1,164,713	1,178,251
Series 2015-C04, Class 1M1 2.816% 4/25/28 1 mo. USD LIBOR + 1.600%, FRN	208,040	208,352

		4,991,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $38,576,495)		38,243,365

U.S. TREASURY OBLIGATIONS — 11.7%
U.S. Treasury Bonds & Notes — 11.7%
U.S. Treasury Note (d) 0.750% 10/31/18	7,600,000	7,541,813
U.S. Treasury Note 1.125% 9/30/21	17,600,000	17,120,537
U.S. Treasury Note 1.250% 3/31/19	33,300,000	33,231,059
U.S. Treasury Note 1.250% 3/31/21	5,700,000	5,606,039
U.S. Treasury Note 1.625% 3/15/20	4,400,000	4,414,163

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.875% 3/31/22	$1,300,000	$1,300,670

		69,214,281

TOTAL U.S. TREASURY OBLIGATIONS (Cost $69,172,645)		69,214,281

TOTAL BONDS & NOTES (Cost $583,754,819)		585,629,437

	Notional Amount
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial Services — 0.2%
3-Month USD LIBOR 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	3,420,000	383,929
3-Month USD LIBOR 30 Year Swaption, Put, Expires 2/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	5,700,000	711,683

		1,095,612

TOTAL PURCHASED OPTIONS (Cost $1,188,792)		1,095,612

TOTAL LONG-TERM INVESTMENTS (Cost $584,943,611)		586,725,049

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Commercial Paper — 1.7%
BAT International Finance (a) 1.400% 7/03/17	5,000,000	4,999,415
Dollar General Corp. (a) 1.369% 7/03/17	5,300,000	5,299,321

		10,298,736

Time Deposit — 0.3%
Euro Time Deposit 0.090% 7/03/17	1,912,811	1,912,811

TOTAL SHORT-TERM INVESTMENTS (Cost $12,212,030)		12,211,547

Value
TOTAL INVESTMENTS — 100.8% (Cost $597,155,641) (e)	$598,936,596

Other Assets/(Liabilities) — (0.8)%	(4,574,530)

NET ASSETS — 100.0%	$594,362,066

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $265,245,303 or 44.63% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2017, these securities amounted to a value of $1,275,000 or 0.21% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 131.5%

CORPORATE DEBT — 3.4%
Auto Manufacturers — 0.5%
General Motors Financial Co., Inc. 3 mo. USD LIBOR + 2.060%, FRN 3.218% 1/15/19	$1,280,000	$1,304,967

Banks — 1.1%
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + .800%, FRN 2.046% 12/15/17	2,250,000	2,255,693
MUFG Americas Holdings Corp. 3 mo. USD LIBOR + .570%, FRN 1.750% 2/09/18	870,000	870,280

		3,125,973

Computers — 0.8%
Dell International LLC/ EMC Corp. (a) 3.480% 6/01/19	800,000	818,701
Hewlett Packard Enterprise Co. 3 mo. USD LIBOR + 1.930%, FRN 3.080% 10/05/18	1,300,000	1,324,758

		2,143,459

Diversified Financial Services — 0.5%
Ally Financial, Inc. 3.600% 5/21/18	1,295,000	1,309,569

Pharmaceuticals — 0.5%
Allergan Funding SCS 3 mo. USD LIBOR + 1.080%, FRN 2.308% 3/12/18	1,250,000	1,256,711

TOTAL CORPORATE DEBT (Cost $5,338,895)		9,140,679

MUNICIPAL OBLIGATIONS — 0.1%
Louisiana State Public Facilities Authority, Series 2011-A, Class A2, FRN 2.056% 4/26/27	139,182	138,955

TOTAL MUNICIPAL OBLIGATIONS (Cost $139,182)		138,955

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 36.3%
Auto Floor Plan ABS — 0.6%
Ally Master Owner Trust, Series 2015-2, Class A1, 1 mo. LIBOR + .570%, FRN 1.729% 1/15/21	900,000	903,996

	Principal Amount	Value
Navistar Financial Dealer Note Master Owner Trust II, Series 2016-1, Class A, 1 mo. LIBOR + 1.350%, FRN (a) 2.566% 9/27/21	$520,000	$522,763
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.712% 10/20/20	250,000	249,999

		1,676,758

Automobile ABS — 8.9%
American Credit Acceptance Receivables Trust, Series 2015-3, Class A (a) 1.950% 9/12/19	41,967	41,966
American Credit Acceptance Receivables Trust, Series 2016-2, Class A (a) 2.220% 7/13/20	664,838	664,863
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (a) 2.370% 5/12/20	62,969	62,997
American Credit Acceptance Receivables Trust, Series 2017-1, Class B (a) 2.390% 2/16/21	670,000	669,848
Bank of The West Auto Trust, Series 2014-1, Class A4 (a) 1.650% 3/16/20	420,000	420,249
California Republic Auto Receivables Trust, Series 2013-2, Class A2 1.230% 3/15/19	28,966	28,953
CFC LLC, Series 2015-1A, Class A (a) 1.750% 6/15/21	153,983	153,858
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	143,877	143,775
Chesapeake Funding II LLC, Series 2016-2A, Class A2, 1 mo. USD LIBOR + 1.000%, FRN (a) 2.159% 6/15/28	1,482,156	1,489,129
CPS Auto Trust, Series 2013-A, Class A (a) 1.310% 6/15/20	114,275	114,234
CPS Auto Trust, Series 2014-D, Class A (a) 1.490% 4/15/19	251,649	251,642
CPS Auto Trust, Series 2015-A, Class A (a) 1.530% 7/15/19	83,627	83,617
CPS Auto Trust, Series 2016-C, Class A (a) 1.620% 1/15/20	213,333	213,016
CPS Auto Trust, Series 2015-B, Class A (a) 1.650% 11/15/19	203,532	203,470

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CPS Auto Trust, Series 2015-C, Class A (a) 1.770% 6/17/19	$106,739	$106,766
CPS Auto Trust, Series 2013-B, Class A (a) 1.820% 9/15/20	148,422	148,400
CPS Auto Trust, Series 2016-B, Class A (a) 2.070% 11/15/19	216,072	216,269
CPS Auto Trust, Series 2016-A, Class A (a) 2.250% 10/15/19	176,530	176,878
CPS Auto Trust, Series 2015-C, Class B (a) 2.550% 2/18/20	450,000	450,567
CPS Auto Trust, Series 2014-C, Class A (a) 1.310% 2/15/19	19,782	19,781
CPS Auto Trust, Series 2017-A, Class B (a) 2.680% 5/17/21	1,000,000	1,004,853
Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A (a) 1.880% 3/15/22	91,279	91,284
Drive Auto Receivables Trust, Series 2016-BA, Class A3 (a) 1.670% 7/15/19	194,064	194,085
Drive Auto Receivables Trust, Series 2016-BA, Class B (a) 2.560% 6/15/20	270,000	270,885
Drive Auto Receivables Trust, Series 2017-1, Class C 2.840% 4/15/22	290,000	289,632
DT Auto Owner Trust, Series 2016-2A, Class A (a) 1.730% 8/15/19	102,689	102,655
DT Auto Owner Trust, Series 2016-3A, Class A (a) 1.750% 11/15/19	135,176	135,224
DT Auto Owner Trust, Series 2016-1A, Class B (a) 2.790% 5/15/20	1,648,023	1,651,625
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 (a) 1.830% 9/20/21	594,016	594,011
Exeter Automobile Receivables Trust, Series 2015-2A, Class A (a) 1.540% 11/15/19	30,205	30,201
Exeter Automobile Receivables Trust, Series 2015-3A, Class A (a) 2.000% 3/16/20	117,193	117,216
Exeter Automobile Receivables Trust, Series 2016-3A, Class B (a) 2.840% 8/16/21	310,000	309,289

	Principal Amount	Value
Exeter Automobile Receivables Trust, Series 2017-1A, Class B (a) 3.000% 12/15/21	$320,000	$321,103
First Investors Auto Owner Trust, Series 2015-2A, Class A1 (a) 1.590% 12/16/19	103,013	103,014
First Investors Auto Owner Trust, Series 2016-1A, Class A1 (a) 1.920% 5/15/20	378,850	378,972
Flagship Credit Auto Trust, Series 2014-2, Class A (a) 1.430% 12/16/19	33,337	33,314
Flagship Credit Auto Trust, Series 2016-3, Class A1 (a) 1.610% 12/15/19	496,960	496,092
Flagship Credit Auto Trust, Series 2015-1, Class A (a) 1.630% 6/15/20	139,635	139,239
Flagship Credit Auto Trust, Series 2015-2, Class A (a) 1.980% 10/15/20	374,813	375,370
Flagship Credit Auto Trust, Series 2015-3, Class A (a) 2.380% 10/15/20	762,188	763,186
Flagship Credit Auto Trust, Series 2016-4, Class C (a) 2.710% 11/15/22	370,000	366,327
Flagship Credit Auto Trust, Series 2016-1, Class A (a) 2.770% 12/15/20	422,070	425,239
Flagship Credit Auto Trust, Series 2017-1, Class B (a) 2.830% 3/15/23	760,000	760,262
Flagship Credit Auto Trust, Series 2013-2, Class B (a) 3.210% 8/15/19	120,548	120,689
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	177,601	177,374
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.217% 4/10/30	1,156,245	1,159,642
NextGear Floorplan Master Owner Trust, Series 2016-1A, Class A1, 1 mo. LIBOR + 1.700%, FRN (a) 2.689% 4/15/21	730,000	737,713
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	620,000	615,343
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.689% 7/15/20	254,124	254,773

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Oscar US Funding Trust VI, Series 2017-1A, Class A1 (a) 1.180% 4/10/18	$839,800	$839,076
Oscar US Funding Trust VI, Series 2017-1A, Class A3 (a) 2.820% 6/10/21	340,000	341,722
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	280,000	282,224
Prestige Auto Receivables Trust, Series 2015-1, Class B (a) 2.040% 4/15/21	580,000	580,770
Santander Drive Auto Receivables Trust, Series 2016-1, Class A2B, 1 mo. USD LIBOR + .780%, FRN 1.939% 7/15/19	177,557	177,621
Santander Drive Auto Receivables Trust, Series 2014-2, Class C 2.330% 11/15/19	1,670,644	1,673,531
Santander Drive Auto Receivables Trust, Series 2014-1, Class C 2.360% 4/15/20	229,912	230,259
Santander Drive Auto Receivables Trust, Series 2015-2, Class C 2.440% 4/15/21	900,000	905,843
Tidewater Auto Receivables Trust, Series 2016-AA, Class A2 (a) 2.300% 9/15/19	279,048	278,893
Westlake Automobile Receivables Trust, Series 2016-2A, Class A2 (a) 1.570% 6/17/19	368,506	368,463
Westlake Automobile Receivables Trust, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.209% 1/15/19	651,647	651,877

		24,009,169

Commercial MBS — 0.2%
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	309,239	309,960
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, VRN 6.139% 4/17/45	14,663	14,661
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	188,289	188,344

		512,965

Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.951% 8/25/35	137,085	137,570

	Principal Amount	Value
Other ABS — 14.4%
321 Henderson Receivables I LLC, Series 2006-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 3/15/41	$410,597	$399,763
321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 6/15/41	1,526,929	1,488,106
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 12/15/41	392,573	382,834
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 3/15/42	627,645	600,220
321 Henderson Receivables II LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.194% 9/15/41	178,028	168,016
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	478,729	473,942
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.744% 12/15/42	660,975	643,227
AVANT Loans Funding Trust, Series 2016-C, Class A (a) 2.960% 9/16/19	26,072	26,082
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	20,749	20,749
BCC Funding X LLC, Series 2015-1, Class A2 (a) 2.224% 10/20/20	275,311	275,027
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	455,000	453,320
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	839,438	844,214
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	536,112	532,761
Citi Held For Asset Issuance, Series 2015-PM3, Class A (a) 2.560% 5/16/22	6,004	6,003

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 mo. USD LIBOR + .675%, FRN 1.891% 5/25/35	$304,058	$304,670
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	212,411	213,922
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.676% 9/25/34	51,162	51,104
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	733,125	736,414
Diamond Resorts Owner Trust, Series 2013-1, Class A (a) 1.950% 1/20/25	591,822	588,212
Diamond Resorts Owner Trust, Series 2013-2, Class A (a) 2.270% 5/20/26	562,401	559,432
Diamond Resorts Owner Trust, Series 2015-1, Class A (a) 2.730% 7/20/27	90,726	90,139
Diamond Resorts Owner Trust, Series 2015-2, Class B (a) 3.540% 5/22/28	176,406	176,417
Domino’s Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	762,878	760,400
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A1 (a) 1.950% 11/25/39	177,083	175,882
Drug Royalty Corp., Inc., Series 2014-1, Class A1, 3 mo. USD LIBOR + 2.850%, FRN (a) 4.008% 7/15/23	335,898	337,870
Elara HGV Timeshare Issuer LLC, Series 2014-A, Class B (a) 3.020% 2/25/27	215,590	212,610
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	337,511	341,250
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.846% 5/25/36	22,046	22,037
FNA Trust, Series 2015-1, Class A (a) 3.240% 12/10/23	232,660	231,468
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	45,862	45,753

	Principal Amount	Value
Hilton Grand Vacations Trust, Series 2014-AA, Class A (a) 1.770% 11/25/26	$270,126	$265,125
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.308% 7/15/25	1,150,000	1,148,795
LCM XXIII Ltd., Series 23A, Class X, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.356% 10/20/29	840,000	839,996
Leaf Receivables Funding LLC, Series 2017-1, Class A1 (a) 1.500% 4/15/18	2,470,103	2,470,140
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.041% 6/25/35	202,069	200,643
Mariner Finance Issuance Trust, Series 2017-AA, Class A (a) 3.620% 2/20/29	510,000	513,293
Marlette Funding Trust, Series 2017-2A, Class A (a) 2.390% 7/15/24	570,000	569,999
Marlette Funding Trust, Series 2017-1A, Class A (a) 2.827% 3/15/24	1,029,252	1,032,819
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	363,730	363,124
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	512,954	510,704
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.161% 4/25/35	167,704	168,515
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	30,988	30,969
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (a) 3.610% 2/20/21	355,897	357,351
Navitas Equipment Receivables LLC, Series 2015-1, Class A2 (a) 2.120% 11/15/18	207,398	207,240
New Residential Advance Receivables Trust, Series 2016-T1, Class AT1 (a) 2.751% 6/15/49	200,000	199,656
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.575% 10/15/49	2,600,000	2,583,130
NYCTL Trust, Series 2016-A, Class A (a) 1.470% 11/10/29	1,794,245	1,783,005

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
OHA Credit Partners XIII Ltd., Series 2016-13A, Class X, 3 mo. USD LIBOR + 1.250%, FRN (a) 2.349% 1/21/30	$830,000	$829,972
OneMain Financial Issuance Trust, Series 2014-1A, Class A (a) 2.430% 6/18/24	29,080	29,093
Orange Lake Timeshare Trust, Series 2016-A, Class A (a) 2.610% 3/08/29	392,625	391,360
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	400,000	396,835
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	122,010	121,734
PFS Financing Corp., Series 2014-BA, Class A, 1 mo. LIBOR + .600%, FRN (a) 1.759% 10/15/19	1,000,000	1,000,969
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (a) 1.466% 2/25/37	107,596	107,328
Sierra Receivables Funding Co. LLC, Series 2014-2A, Class A, VRN (a) 2.050% 6/20/31	181,121	180,825
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, VRN (a) 2.280% 11/20/25	231,638	231,252
Sierra Receivables Funding Co. LLC, Series 2014-3A, Class A (a) 2.300% 10/20/31	277,946	276,738
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	67,586	67,876
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A (a) 1.590% 11/20/29	77,904	77,773
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (a) 3.020% 6/20/32	117,447	115,690
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	458,855	462,379
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	2,164,656	2,187,331
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	775,960	782,903
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	833,388	844,230

	Principal Amount	Value
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	$915,998	$912,543
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	931,970	937,460
Springleaf Funding Trust, Series 2016-AA, Class A (a) 2.900% 11/15/29	1,100,000	1,105,270
SVO VOI Mortgage LLC, Series 2012-AA, Class A (a) 2.000% 9/20/29	523,509	518,637
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	645,125	658,078
TAL Advantage LLC, Series 2014-2A, Class A1 (a) 1.700% 5/20/39	213,004	212,557
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.906% 12/15/20	300,000	300,000
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.489% 7/15/41	254,370	251,620
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	290,709	289,043
Westgate Resorts LLC, Series 2014-1A, Class A (a) 2.150% 12/20/26	217,395	215,376
Westgate Resorts LLC, Series 2015-1A, Class A (a) 2.750% 5/20/27	259,447	258,802
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	339,609	339,050
Westgate Resorts LLC, Series 2015-2A, Class A (a) 3.200% 7/20/28	469,729	467,467

		38,976,539

Student Loans ABS — 12.1%
Academic Loan Funding Trust, Series 2013-1A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.016% 12/26/44	1,877,370	1,868,292
Access Group, Inc., Series 2006-1, Class A2, 3 mo. USD LIBOR + .110%, FRN 1.299% 8/25/23	32,015	32,001

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 1.352% 11/22/24	$171,000	$170,989
AccessLex Institute, Series 2004-A, Class A2, 3 mo. USD LIBOR + .260%, FRN 1.416% 4/25/29	51,347	51,280
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.160% 7/01/38	130,834	123,715
Brazos Higher Education Authority, Inc., Series 2006-2, Class A10, 3 mo. USD LIBOR + .120%, FRN 0.446% 6/25/26	350,000	337,500
CIT Education Loan Trust, Series 2005-1, Class A3, 3 mo. USD LIBOR + .120%, FRN 1.366% 3/15/26	538,271	533,996
College Loan Corp. Trust I, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%, FRN 1.648% 1/15/37	499,516	455,676
Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 1.926% 5/25/41	560,000	559,853
DRB Prime Student Loan Trust, Series 2015-A, Class A3 2.320% 4/25/30	108,870	108,325
DRB Prime Student Loan Trust, Series 2015-B, Class A3 (a) 2.540% 4/27/26	188,392	186,374
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (a) 2.890% 6/25/40	497,088	497,386
DRB Prime Student Loan Trust, Series 2015-D, Class A1, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.916% 1/25/40	796,673	812,293
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.116% 10/25/44	1,286,273	1,290,775
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.216% 4/25/40	235,505	234,873
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.066% 10/27/36	968,388	968,386

	Principal Amount	Value
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (a) 3.266% 2/26/35	$686,808	$689,222
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.416% 12/27/66	1,391,229	1,392,469
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.566% 7/26/66	1,085,034	1,090,791
Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 2.016% 10/25/56	466,282	463,039
Educational Services of America, Series 2015-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 12/25/58	750,000	702,562
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%, FRN (a) 1.889% 8/25/48	391,241	387,933
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.801% 12/01/31	365,788	363,875
KeyCorp Student Loan Trust, Series 2000-A, Class A2, 3 mo. USD LIBOR + .320%, FRN 1.509% 5/25/29	190,547	185,034
KeyCorp Student Loan Trust, Series 2006-A, Class 2A4, 3 mo. USD LIBOR + .310%, FRN 1.603% 9/27/35	742,955	736,697
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.456% 11/27/28	33,561	33,495
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.359% 12/15/28	661,626	670,252
Navient Student Loan Trust, Series 2016-3A, Class A2, 1 mo. USD LIBOR + .850%, FRN (a) 2.066% 6/25/65	600,000	607,029
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.466% 6/25/65	2,269,152	2,304,947

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.516% 3/25/66	$1,520,000	$1,552,469
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.774% 12/26/40	557,793	558,917
Nelnet Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .120%, FRN 1.276% 4/25/31	500,000	500,766
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.546% 6/25/41	391,287	336,478
Nelnet Student Loan Trust, Series 2010-4A, Class A, 1 mo. USD LIBOR + .800%, FRN (a) 1.824% 4/25/46	67,604	67,994
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.524% 6/25/41	295,000	266,538
Pennsylvania Higher Education Assistance Agency, Series 2004-1, Class A2, 28 Day ARS, FRN 2.074% 4/25/44	400,000	386,065
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.328% 7/15/36	1,265,461	1,265,459
SLM Private Education Loan Trust, Series 2014-A, Class A1, 1 mo. USD LIBOR + .600%, FRN (a) 1.759% 7/15/22	50,962	50,958
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.659% 1/15/43	320,000	333,004
SLM Student Loan Trust, Series 2002-7, Class A11, 28 Day ARS, FRN 1.000% 3/15/28	250,000	250,000
SLM Student Loan Trust, Series 2007-5, Class A6, 3 mo. USD LIBOR + .110%, FRN 1.266% 1/26/43	460,000	431,919
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.296% 10/25/28	500,000	494,236

	Principal Amount	Value
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.366% 10/25/40	$359,230	$332,999
SLM Student Loan Trust, Series 2006-2, Class B, 3 mo. USD LIBOR + .220%, FRN 1.376% 1/25/41	396,729	361,036
SLM Student Loan Trust, Series 2003-2, Class A7, 28 Day ARS, FRN 1.380% 9/15/28	900,000	900,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 Day ARS, FRN 1.380% 6/17/30	600,000	600,000
SLM Student Loan Trust, Series 2003-14, Class A6, 3 mo. USD LIBOR + .300%, FRN 1.456% 7/25/25	300,000	295,998
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.466% 1/25/55	394,042	356,066
SLM Student Loan Trust, Series 2003-12, Class A5, 3 mo. USD LIBOR + .280%, FRN (a) 1.526% 9/15/22	137,315	137,390
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.626% 10/25/64	303,208	264,705
SLM Student Loan Trust, Series 2003-11, Class B, 3 mo. USD LIBOR + .650%, FRN 1.896% 12/15/38	353,126	318,345
SLM Student Loan Trust, Series 2005-6, Class A5B, 3 mo. USD LIBOR + 1.200%, FRN 2.356% 7/27/26	230,741	231,857
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 4.500% 6/17/30	500,000	500,000
SMB Private Education Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + .700%, FRN (a) 1.859% 5/15/23	522,119	522,668
SMB Private Education Loan Trust, Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.259% 9/15/34	260,000	264,323
SoFi Professional Loan Program LLC, Series 2016-C, Class A2A (a) 1.480% 5/26/31	776,355	774,423

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2016-B, Class A2A (a) 1.680% 3/25/31	$1,086,199	$1,085,915
SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.191% 3/25/33	215,876	217,618
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (a) 2.966% 8/25/36	1,134,923	1,167,516

		32,684,721

WL Collateral CMO — 0.0%
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-CF1, Class M1, 1 mo. USD LIBOR + .700%, FRN (a) 1.916% 3/25/45	104,920	103,524

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $97,597,644)		98,101,246

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.8%
Pass-Through Securities — 0.1%
Government National Mortgage Association II Pool #82462 2.375% 1/20/40 1 year CMT + 1.500%, FRN	136,696	140,437

Whole Loans — 0.7%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-DNA1, Class M1 2.116% 10/25/27 1 mo. USD LIBOR + .900%, FRN	134,518	134,690
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C06, Class 1M1 2.516% 4/25/29 1 mo. USD LIBOR + 1.300%, FRN	605,956	613,692
Series 2016-C05, Class 2M1 2.566% 1/25/29 1 mo. USD LIBOR + 1.350%, FRN	538,754	543,025
Series 2016-C04, Class 1M1 2.666% 1/25/29 1 mo. USD LIBOR + 1.450%, FRN	643,906	651,391

		1,942,798

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,068,245)		2,083,235

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 90.9%
U.S. Treasury Bonds & Notes — 90.9%
U.S. Treasury Inflation Index (b) 0.125% 4/15/20	$10,127,815	$10,143,402
U.S. Treasury Inflation Index (b) 0.125% 4/15/21	9,800,375	9,785,449
U.S. Treasury Inflation Index (b) 0.125% 1/15/22	10,262,470	10,247,117
U.S. Treasury Inflation Index 0.125% 4/15/22	3,920,904	3,902,193
U.S. Treasury Inflation Index (b) 0.125% 7/15/22	10,632,100	10,618,533
U.S. Treasury Inflation Index (b) 0.125% 1/15/23	10,836,230	10,737,154
U.S. Treasury Inflation Index (b) 0.125% 7/15/24	10,533,933	10,347,135
U.S. Treasury Inflation Index (b) 0.125% 7/15/26	8,843,093	8,529,756
U.S. Treasury Inflation Index (b) 0.250% 1/15/25	10,560,224	10,372,675
U.S. Treasury Inflation Index (b) 0.375% 7/15/23	10,768,958	10,838,310
U.S. Treasury Inflation Index (b) 0.375% 7/15/25	10,825,710	10,744,376
U.S. Treasury Inflation Index (b) 0.375% 1/15/27	8,624,136	8,470,101
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	9,763,300	10,005,937
U.S. Treasury Inflation Index (b) 0.625% 1/15/24	10,641,120	10,792,703
U.S. Treasury Inflation Index (b) 0.625% 1/15/26	8,478,878	8,532,515
U.S. Treasury Inflation Index (b) 0.625% 2/15/43	4,253,800	3,913,088
U.S. Treasury Inflation Index (b) 0.750% 2/15/42	5,410,250	5,147,512
U.S. Treasury Inflation Index (b) 0.750% 2/15/45	6,323,247	5,930,074
U.S. Treasury Inflation Index 0.875% 2/15/47	2,633,462	2,555,609
U.S. Treasury Inflation Index 1.000% 2/15/46	1,878,080	1,876,395
U.S. Treasury Inflation Index (b) (c) 1.125% 1/15/21	10,042,535	10,428,178
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	8,408,400	8,765,715
U.S. Treasury Inflation Index 1.375% 1/15/20	2,261,320	2,343,709
U.S. Treasury Inflation Index (b) 1.375% 2/15/44	5,769,995	6,276,526
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	4,084,780	4,552,949

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	$5,152,950	$5,370,693
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	5,112,302	5,728,892
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	2,262,420	2,813,781
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	3,321,528	4,149,837
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	6,900,572	7,861,352
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	4,849,640	5,630,267
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	3,917,472	4,709,902
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	1,721,825	2,365,538
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	3,779,200	4,936,947
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	4,506,489	6,117,973

		245,542,293

TOTAL U.S. TREASURY OBLIGATIONS (Cost $248,788,442)		245,542,293

TOTAL BONDS & NOTES (Cost $353,932,408)		355,006,408

	Notional Amount
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial Services — 0.2%
3-Month USD LIBOR BBA 30 Year Swaption, Call, Expires 2/11/22, Strike 2.60 (OTC-Barclays Capital, Inc.); Underlying swap terminates 1/13/52	1,752,000	196,679
3-Month USD LIBOR BBA 30 Year Swaption, Put, Expires 2/11/22, Strike 2.60 (OTC-Barclays Capital, Inc.); Underlying swap terminates 1/13/52	2,920,000	364,582

TOTAL PURCHASED OPTIONS (Cost $608,995)		561,261

TOTAL LONG-TERM INVESTMENTS (Cost $354,541,403)		355,567,669

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 48.1%
Commercial Paper — 48.0%
Agrium, Inc. 1.382% 7/21/17	$4,000,000	$3,996,598
Ameren Corp. 1.472% 7/14/17	3,500,000	3,498,032
American Electric Power Co., Inc. (a) 1.503% 7/25/17	4,000,000	3,995,911
Amphenol Corp. (a) 1.526% 9/14/17	4,000,000	3,987,114
Anheuser-Busch InBev Finance, Inc. (a) 1.380% 10/25/17	4,500,000	4,482,362
BAT International Finance (a) 1.400% 7/05/17	4,000,000	3,999,215
Becton Dickinson & Co. (a) 1.425% 7/06/17	4,000,000	3,999,056
Bell Canada (a) 1.350% 7/17/17	1,750,000	1,748,832
Bell Canada (a) 1.374% 7/20/17	2,250,000	2,248,229
CenterPoint Energy, Inc. (a) 1.320% 7/24/17	4,100,000	4,095,985
Commonwealth Edison (a) 1.321% 8/01/17	4,128,000	4,122,529
Deutsche Telekom AG (a) 1.373% 7/27/17	4,250,000	4,245,136
Dollar General Corp. (a) 1.471% 7/06/17	4,000,000	3,998,974
Dominion Resources, Inc. (a) 1.615% 10/11/17	4,000,000	3,981,975
Duke Energy Corp. (a) 1.290% 7/06/17	750,000	749,823
Duke Energy Corp. (a) 1.300% 7/27/17	3,000,000	2,996,672
FMC Technologies, Inc. (a) 1.341% 7/05/17	4,000,000	3,999,216
Ford Motor Credit Co. (a) 1.300% 7/17/17	4,200,000	4,197,114
Hyundai Capital America (a) 1.482% 7/13/17	4,000,000	3,997,916
Leggett & Platt (a) 1.321% 7/10/17	1,850,000	1,849,265
Marriott International, Inc. (a) 1.523% 8/03/17	4,000,000	3,994,360
Molex Electronic Technologies (a) 1.451% 7/11/17	3,610,000	3,608,417
Nasdaq, Inc. (a) 1.461% 7/10/17	4,000,000	3,998,496
National Grid USA (a) 1.360% 7/17/17	4,000,000	3,997,255
Nissan Motor Acceptance Corp. (a) 1.150% 7/20/17	700,000	699,433

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ONEOK Partners LP (a) 1.776% 7/11/17	$4,000,000	$3,998,246
Potash Corp. of Saskatchewan, Inc. (a) 1.431% 7/19/17	450,000	449,654
Reckitt Benckiser Treasury Services PLC (a) 1.110% 8/30/17	4,450,000	4,440,944
Schlumberger Holdings Corp. (a) 1.333% 7/26/17	7,000,000	6,992,796
Sempra Energy Holdings (a) 1.491% 8/21/17	4,200,000	4,190,870
Spectra Energy Capital LLC (a) 1.472% 7/10/17	4,000,000	3,998,410
Suncor Energy, Inc. (a) 1.380% 7/18/17	4,000,000	3,997,092
Vodafone Group PLC (a) 1.550% 9/28/17	500,000	498,075
Vodafone Group PLC (a) 1.637% 10/03/17	3,750,000	3,734,632
Westpac Banking Corp. (a) 1.150% 8/23/17	6,500,000	6,488,680
Westpac Banking Corp. (a) 1.180% 9/07/17	350,000	349,216
Xcel Energy, Inc. (a) 1.633% 10/30/17	4,000,000	3,977,986

		129,604,516

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (d)	397,172	397,172

TOTAL SHORT-TERM INVESTMENTS (Cost $130,008,670)		130,001,688

TOTAL INVESTMENTS — 179.8% (Cost $484,550,073) (e)		485,569,357

Other Assets/ (Liabilities) — (79.8)%		(215,480,745)

NET ASSETS — 100.0%		$270,088,612

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
STEP	Step Up Bond
VRN	Variable Rate Note

WL Whole Loan

(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $204,463,982 or 75.70% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(d)	Maturity value of $397,174. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $406,702.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

PREFERRED STOCK — 0.3%
Financial — 0.3%
Insurance — 0.3%
The Allstate Corp. 5.100%	130,000	$3,640,000

TOTAL PREFERRED STOCK (Cost $3,250,000)		3,640,000

TOTAL EQUITIES (Cost $3,250,000)		3,640,000

	Principal Amount
BONDS & NOTES — 98.3%

CORPORATE DEBT — 34.7%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$1,338,000	1,539,245

Aerospace & Defense — 0.1%
United Technologies Corp. 6.125% 7/15/38	465,000	609,088

Agriculture — 0.2%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	1,145,000	1,094,033
Bunge Ltd. Finance Corp. 3.500% 11/24/20	1,145,000	1,173,865
Philip Morris International, Inc. 6.375% 5/16/38	225,000	296,764

		2,564,662

Airlines — 0.9%
American Airlines Group, Inc. (a) 5.500% 10/01/19	4,394,000	4,627,321
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	626,216	641,871
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	245,420	250,636
Delta Air Lines, Inc. 3.625% 3/15/22	1,805,000	1,852,989
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	1,603,846	1,668,000
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	794,526	829,286
WestJet Airlines Ltd. (a) 3.500% 6/16/21	807,000	824,707

		10,694,810

	Principal Amount	Value
Auto Manufacturers — 0.6%
Ford Motor Co. 5.291% 12/08/46	$500,000	$513,160
Ford Motor Credit Co. LLC 2.681% 1/09/20	1,265,000	1,273,498
General Motors Financial Co., Inc. 3.150% 6/30/22	2,390,000	2,393,700
General Motors Financial Co., Inc. 3.200% 7/13/20	1,110,000	1,130,996
Hyundai Capital America (a) 2.550% 2/06/19	1,150,000	1,154,313
Hyundai Capital America (a) 2.875% 8/09/18	910,000	917,484

		7,383,151

Auto Parts & Equipment — 0.2%
Lear Corp. 4.750% 1/15/23	1,440,000	1,489,880
Lear Corp. 5.375% 3/15/24	560,000	594,825

		2,084,705

Banks — 4.8%
Associated Banc-Corp. 2.750% 11/15/19	1,080,000	1,088,006
Associated Banc-Corp. 4.250% 1/15/25	2,280,000	2,325,441
Banco Santander SA 4.250% 4/11/27	1,800,000	1,868,110
Bancolombia SA 5.950% 6/03/21	1,435,000	1,584,384
Bank of America Corp. 4.183% 11/25/27	2,880,000	2,929,205
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	1,575,000	1,637,769
Bank of America Corp. 4.750% 4/21/45	1,690,000	1,814,957
Bank of America Corp. 7.750% 5/14/38	555,000	798,144
The Bank of Nova Scotia 4.500% 12/16/25	1,235,000	1,297,990
Barclays PLC 4.337% 1/10/28	1,600,000	1,644,822
BNP Paribas SA (a) 2.950% 5/23/22	1,420,000	1,434,139
Capital One Financial Corp. 2.500% 5/12/20	1,835,000	1,842,949
Citigroup, Inc. 3.875% 3/26/25	3,796,000	3,819,459
Citigroup, Inc. 8.125% 7/15/39	225,000	345,450

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Group AG (a) 4.282% 1/09/28	$1,250,000	$1,292,101
Credit Suisse Group Funding Guernsey Ltd. 3.800% 9/15/22	404,000	419,748
First Horizon National Corp. 3.500% 12/15/20	4,280,000	4,389,744
First Republic Bank 4.375% 8/01/46	3,990,000	3,912,107
Fulton Financial Corp. 3.600% 3/16/22	1,485,000	1,502,539
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	971,588
The Goldman Sachs Group, Inc. 5.950% 1/15/27	1,333,000	1,555,902
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	574,768
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	733,393
HSBC Holdings PLC 3 mo. USD LIBOR + 1.055%, VRN 3.262% 3/13/23	1,640,000	1,671,076
ICICI Bank Ltd. (a) 4.700% 2/21/18	1,800,000	1,828,346
JP Morgan Chase & Co. 3.625% 12/01/27	2,085,000	2,063,654
SVB Financial Group 3.500% 1/29/25	2,860,000	2,807,176
SVB Financial Group 5.375% 9/15/20	515,000	560,505
Synchrony Bank 3.000% 6/15/22	1,675,000	1,667,442
Turkiye Garanti Bankasi AS (a) 4.750% 10/17/19	2,955,000	3,020,843
UBS Group Funding Switzerland AG (a) 3.491% 5/23/23	1,680,000	1,718,813
UBS Group Funding Switzerland AG (a) 4.253% 3/23/28	1,270,000	1,326,807
Valley National Bancorp 5.125% 9/27/23	1,710,000	1,840,612

		58,287,989

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	4,325,000	4,881,372
Molson Coors Brewing Co. 4.200% 7/15/46	610,000	601,568

		5,482,940

Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	800,000	891,731

	Principal Amount	Value
Baxalta, Inc. 3.600% 6/23/22	$805,000	$833,603
Baxalta, Inc. 5.250% 6/23/45	1,070,000	1,255,818

		2,981,152

Building Materials — 0.8%
James Hardie International Finance DAC (a) 5.875% 2/15/23	2,763,000	2,894,242
Owens Corning 9.000% 6/15/19	1,245,000	1,396,686
Standard Industries, Inc. (a) 5.000% 2/15/27	2,966,000	3,025,320
Standard Industries, Inc. (a) 5.375% 11/15/24	1,612,000	1,698,645
Standard Industries, Inc. (a) 5.500% 2/15/23	1,207,000	1,273,385

		10,288,278

Chemicals — 0.8%
Ashland, Inc. 6.875% 5/15/43	406,000	440,510
Celanese US Holdings LLC 4.625% 11/15/22	1,100,000	1,184,878
CF Industries, Inc. 6.875% 5/01/18	2,830,000	2,939,663
Incitec Pivot Finance LLC (a) 6.000% 12/10/19	880,000	940,457
Monsanto Co. 4.400% 7/15/44	625,000	635,662
RPM International, Inc. 3.750% 3/15/27	705,000	716,417
RPM International, Inc. 6.125% 10/15/19	800,000	867,993
The Sherwin-Williams Co. 4.500% 6/01/47	685,000	717,762
The Sherwin-Williams Co. (a) 7.250% 6/15/19	650,000	712,381

		9,155,723

Commercial Services — 0.4%
The ADT Corp. 6.250% 10/15/21	3,100,000	3,375,125
ERAC USA Finance LLC (a) 2.800% 11/01/18	455,000	459,738
ERAC USA Finance LLC (a) 6.700% 6/01/34	355,000	440,879

		4,275,742

Computers — 1.0%
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	1,380,000	1,454,821
Dell International LLC/EMC Corp. (a) 6.020% 6/15/26	535,000	589,307

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DXC Technology Co. (a) 2.875% 3/27/20	$575,000	$582,230
DXC Technology Co. (a) 4.250% 4/15/24	875,000	905,300
DXC Technology Co. (a) 4.750% 4/15/27	1,750,000	1,824,697
Leidos Holdings, Inc. 4.450% 12/01/20	6,280,000	6,562,600

		11,918,955

Diversified Financial Services — 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	4,000,000	4,243,940
Affiliated Managers Group, Inc. 3.500% 8/01/25	2,320,000	2,314,713
Air Lease Corp. 3.000% 9/15/23	3,255,000	3,236,274
Ally Financial, Inc. 3.250% 11/05/18	2,985,000	3,021,417
Ally Financial, Inc. 3.600% 5/21/18	890,000	900,013
Ally Financial, Inc. 4.750% 9/10/18	1,860,000	1,911,150
Ares Finance Co. LLC (a) 4.000% 10/08/24	2,380,000	2,285,117
Brookfield Finance LLC 4.000% 4/01/24	2,930,000	3,005,515
CIT Group, Inc. 3.875% 2/19/19	1,778,000	1,822,450
CIT Group, Inc. (a) 5.500% 2/15/19	340,000	357,000
Discover Financial Services 4.100% 2/09/27	1,710,000	1,712,955
Genpact Luxembourg Sarl (a) 3.700% 4/01/22	2,295,000	2,323,864
International Lease Finance Corp. 3.875% 4/15/18	2,065,000	2,096,427
International Lease Finance Corp. 6.250% 5/15/19	415,000	445,122
Lazard Group LLC 3.625% 3/01/27	1,209,000	1,194,179
Legg Mason, Inc. 5.625% 1/15/44	1,161,000	1,233,129
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (a) 4.500% 3/15/27	1,080,000	1,130,455

		33,233,720

Electric — 2.0%
Duke Energy Corp. 3.750% 9/01/46	1,340,000	1,272,968
Duke Energy Progress, Inc. 6.125% 9/15/33	37,000	47,321

	Principal Amount	Value
EDP Finance BV (a) 3.625% 7/15/24	$2,610,000	$2,590,268
Entergy Louisiana LLC 4.950% 1/15/45	1,095,000	1,129,309
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,101,317
IPALCO Enterprises, Inc. 3.450% 7/15/20	4,085,000	4,136,062
Israel Electric Corp. Ltd. (a) 7.250% 1/15/19	1,370,000	1,469,177
Majapahit Holding BV (a) 7.750% 1/20/20	1,335,000	1,491,863
Nevada Power Co., Series N 6.650% 4/01/36	1,000,000	1,348,552
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	191,353
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	1,020,442
Pennsylvania Electric Co. (a) 4.150% 4/15/25	2,090,000	2,126,600
Progress Energy, Inc. 7.000% 10/30/31	505,000	668,611
Puget Energy, Inc. 6.500% 12/15/20	1,985,000	2,218,899
Transelec SA (a) 4.625% 7/26/23	1,250,000	1,327,098
Tri-State Pass-Through Trust, Series 2003, Class A (a) 6.040% 1/31/18	77,455	78,812
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,229,915
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,422,756

		24,871,323

Electronics — 0.7%
Arrow Electronics, Inc. 3.875% 1/12/28	970,000	961,924
Arrow Electronics, Inc. 4.500% 3/01/23	135,000	142,783
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	809,974
Avnet, Inc. 3.750% 12/01/21	135,000	137,181
Avnet, Inc. 4.875% 12/01/22	944,000	999,995
FLIR Systems, Inc. 3.125% 6/15/21	1,360,000	1,370,832
Ingram Micro, Inc. STEP 5.450% 12/15/24	1,381,000	1,419,045
Tech Data Corp. 3.700% 2/15/22	810,000	826,534
Tech Data Corp. 3.750% 9/21/17	1,345,000	1,349,085

		8,017,353

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Engineering & Construction — 0.4%
SBA Tower Trust (a) 2.877% 7/15/21	$1,350,000	$1,347,233
SBA Tower Trust (a) 3.156% 10/15/20	1,500,000	1,529,310
SBA Tower Trust (a) 3.168% 4/15/22	1,840,000	1,847,665

		4,724,208

Environmental Controls — 0.0%
Republic Services, Inc. 5.000% 3/01/20	40,000	42,960

Foods — 0.4%
Kraft Heinz Foods Co. 3.000% 6/01/26	1,895,000	1,813,612
Tyson Foods, Inc. 4.875% 8/15/34	745,000	815,102
The WhiteWave Foods Co. 5.375% 10/01/22	2,168,000	2,445,469

		5,074,183

Gas — 0.2%
Spire, Inc. 4.700% 8/15/44	2,000,000	2,055,642

Hand & Machine Tools — 0.1%
Kennametal, Inc. 2.650% 11/01/19	1,200,000	1,205,827

Health Care – Products — 0.7%
Abbott Laboratories 2.900% 11/30/21	1,270,000	1,284,186
Abbott Laboratories 3.750% 11/30/26	780,000	796,233
Abbott Laboratories 4.900% 11/30/46	725,000	798,543
Becton Dickinson & Co. 3.363% 6/06/24	1,595,000	1,598,646
Becton Dickinson & Co. 3.700% 6/06/27	1,685,000	1,690,326
Becton Dickinson & Co. 4.685% 12/15/44	800,000	823,893
Zimmer Biomet Holdings, Inc. 4.450% 8/15/45	1,450,000	1,447,542

		8,439,369

Health Care – Services — 0.3%
Humana, Inc. 3.950% 3/15/27	1,565,000	1,630,974
Humana, Inc. 4.800% 3/15/47	780,000	859,534
UnitedHealth Group, Inc. 6.875% 2/15/38	875,000	1,242,848

		3,733,356

	Principal Amount	Value
Home Builders — 0.3%
Lennar Corp. 4.500% 11/15/19	$3,767,000	$3,908,262

Insurance — 3.2%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	2,270,000	2,485,650
Arch Capital Group US, Inc. 5.144% 11/01/43	1,150,000	1,297,752
AXIS Specialty Finance PLC 2.650% 4/01/19	660,000	663,813
Brown & Brown, Inc. 4.200% 9/15/24	1,758,000	1,844,239
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.408% 3/29/67	411,000	407,918
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,117,487
CNO Financial Group, Inc. 4.500% 5/30/20	1,763,000	1,829,113
CNO Financial Group, Inc. 5.250% 5/30/25	2,164,000	2,291,676
Enstar Group Ltd. 4.500% 3/10/22	890,000	918,214
Five Corners Funding Trust (a) 4.419% 11/15/23	1,465,000	1,573,244
MetLife Capital Trust IV (a) 7.875% 12/15/67	2,695,000	3,638,519
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	1,042,000	1,104,520
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	1,845,000	2,027,194
QBE Insurance Group Ltd. (a) 2.400% 5/01/18	900,000	900,526
Reinsurance Group of America, Inc. 3.950% 9/15/26	1,990,000	2,022,586
Reinsurance Group of America, Inc. 6.450% 11/15/19	1,675,000	1,832,455
Trinity Acquisition PLC 3.500% 9/15/21	1,600,000	1,638,446
Trinity Acquisition PLC 4.400% 3/15/26	500,000	522,109
Unum Group 3.000% 5/15/21	1,080,000	1,090,289
USF&G Capital I (a) 8.500% 12/15/45	1,015,000	1,446,435
Willis North America, Inc. 3.600% 5/15/24	1,050,000	1,060,580
Willis North America, Inc. 7.000% 9/29/19	706,000	776,121

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Willis Towers Watson PLC 5.750% 3/15/21	$1,825,000	$2,013,367
XLIT Ltd. 4.450% 3/31/25	1,275,000	1,314,424
XLIT Ltd. 5.750% 10/01/21	1,140,000	1,275,961
XLIT Ltd. 6.375% 11/15/24	1,490,000	1,749,567

		38,842,205

Internet — 0.5%
Baidu, Inc. 3.250% 8/06/18	1,965,000	1,988,429
Expedia, Inc. 7.456% 8/15/18	3,420,000	3,615,586

		5,604,015

Investment Companies — 0.5%
Ares Capital Corp. 3.875% 1/15/20	3,635,000	3,706,308
FS Investment Corp. 4.000% 7/15/19	2,720,000	2,747,469

		6,453,777

Iron & Steel — 0.6%
ArcelorMittal 5.125% 6/01/20	2,375,000	2,511,562
ArcelorMittal STEP 5.750% 8/05/20	2,241,000	2,411,876
Reliance Steel & Aluminum Co. 4.500% 4/15/23	1,125,000	1,188,359
Vale Overseas Ltd. 5.875% 6/10/21	975,000	1,046,663
Vale Overseas Ltd. 6.875% 11/21/36	600,000	643,500

		7,801,960

Machinery – Diversified — 0.5%
CNH Industrial Capital LLC 3.375% 7/15/19	1,595,000	1,620,919
CNH Industrial Capital LLC 3.625% 4/15/18	902,000	909,938
CNH Industrial Capital LLC 3.875% 10/15/21	2,870,000	2,945,337

		5,476,194

Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital 3.579% 7/23/20	2,005,000	2,071,917
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	1,655,000	1,986,353

	Principal Amount	Value
Comcast Corp. 3.400% 7/15/46	$1,450,000	$1,320,371
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	801,721
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	259,241
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	401,466
Time Warner, Inc. 4.700% 1/15/21	900,000	966,587
Time Warner, Inc. 6.250% 3/29/41	15,000	18,325

		7,825,981

Mining — 0.2%
Glencore Funding LLC (a) 4.625% 4/29/24	2,310,000	2,414,874
Kinross Gold Corp. (a) 4.500% 7/15/27	620,000	618,450

		3,033,324

Miscellaneous – Manufacturing — 0.1%
General Electric Corp. 6.875% 1/10/39	429,000	621,845
Textron, Inc. 3.650% 3/15/27	685,000	687,674

		1,309,519

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.375% 10/01/21	3,050,000	3,029,565
Pitney Bowes, Inc. 4.750% 5/15/18	275,000	281,764
Pitney Bowes, Inc. 5.750% 9/15/17	188,000	189,326

		3,500,655

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	100,000	110,647

Oil & Gas — 1.5%
Anadarko Petroleum Corp. 5.550% 3/15/26	1,180,000	1,318,656
Cimarex Energy Co. 3.900% 5/15/27	555,000	558,038
Encana Corp. 3.900% 11/15/21	1,319,000	1,344,440
Encana Corp. 6.500% 5/15/19	1,220,000	1,301,215
Encana Corp. 6.500% 2/01/38	530,000	602,728
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	1,415,000	1,483,821

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marathon Petroleum Corp. 6.500% 3/01/41	$1,060,000	$1,224,182
Nabors Industries, Inc. (a) 5.500% 1/15/23	1,335,000	1,264,912
Newfield Exploration Co. 5.750% 1/30/22	1,175,000	1,236,688
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	1,150,000	1,132,750
Petroleos Mexicanos 3.125% 1/23/19	395,000	397,765
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,772,810
Petroleos Mexicanos 6.375% 1/23/45	640,000	624,000
Petroleos Mexicanos (a) 6.500% 3/13/27	295,000	316,904
Petroleos Mexicanos 6.625% 6/15/38	202,000	204,525
Phillips 66 5.875% 5/01/42	445,000	537,653
Pioneer Natural Resources Co. 4.450% 1/15/26	1,630,000	1,713,870
QEP Resources, Inc. 6.875% 3/01/21	1,675,000	1,737,812

		18,772,769

Oil & Gas Services — 0.3%
National Oilwell Varco, Inc. 2.600% 12/01/22	1,288,000	1,245,363
National Oilwell Varco, Inc. 3.950% 12/01/42	1,423,000	1,173,992
Weatherford International Ltd. 6.000% 3/15/18	725,000	730,438

		3,149,793

Packaging & Containers — 0.8%
Amcor Finance USA, Inc. (a) 3.625% 4/28/26	3,485,000	3,485,446
Brambles USA, Inc. (a) 4.125% 10/23/25	926,000	949,754
Brambles USA, Inc. (a) 5.350% 4/01/20	685,000	734,914
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	2,848,000	2,983,280
Graphic Packaging International, Inc. 4.750% 4/15/21	520,000	546,650
Graphic Packaging International, Inc. 4.875% 11/15/22	440,000	466,400

		9,166,444

	Principal Amount	Value
Pharmaceuticals — 0.5%
AbbVie, Inc. 4.700% 5/14/45	$2,465,000	$2,619,410
Allergan Funding SCS 4.750% 3/15/45	1,395,000	1,505,858
Express Scripts Holding Co. 4.500% 2/25/26	1,150,000	1,218,779
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	405,000	401,425
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	510,000	469,751

		6,215,223

Pipelines — 2.0%
Alliance Pipeline LP (a) 6.996% 12/31/19	321,045	334,831
Energy Transfer LP 4.200% 4/15/27	1,025,000	1,024,685
EnLink Midstream Partners LP 4.850% 7/15/26	902,000	938,457
Enterprise Products Operating LLC 5.700% 2/15/42	205,000	239,955
Enterprise Products Operating LLC 5.950% 2/01/41	630,000	746,337
Enterprise Products Operating LLC 6.125% 10/15/39	152,000	182,212
Kinder Morgan Energy Partners LP 6.375% 3/01/41	400,000	451,037
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	632,209
Kinder Morgan Energy Partners LP 6.550% 9/15/40	535,000	611,934
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	77,629
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	3,980,983
Magellan Midstream Partners LP 5.150% 10/15/43	1,060,000	1,150,694
MPLX LP 4.125% 3/01/27	685,000	687,332
MPLX LP 4.875% 12/01/24	3,230,000	3,443,716
MPLX LP 4.875% 6/01/25	2,318,000	2,458,003
MPLX LP 5.200% 3/01/47	240,000	247,170
MPLX LP 5.500% 2/15/23	890,000	913,825
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	1,300,000	1,314,754

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sabine Pass Liquefaction LLC (a) 4.200% 3/15/28	$1,545,000	$1,560,932
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	1,675,000	1,779,688
Western Gas Partners LP 4.000% 7/01/22	1,130,000	1,158,352

		23,934,735

Real Estate Investment Trusts (REITS) — 1.0%
American Tower Corp. 4.400% 2/15/26	1,000,000	1,048,109
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,123,920
Crown Castle International Corp. 4.000% 3/01/27	775,000	797,694
DDR Corp. 4.750% 4/15/18	1,400,000	1,427,399
Federal Realty Investment Trust 5.900% 4/01/20	455,000	498,827
Healthcare Trust of America Holdings LP 2.950% 7/01/22	700,000	700,208
Healthcare Trust of America Holdings LP 3.500% 8/01/26	1,385,000	1,354,355
Host Hotels & Resorts LP 3.750% 10/15/23	230,000	234,528
Host Hotels & Resorts LP 3.875% 4/01/24	1,560,000	1,586,849
Mid-America Apartments LP 3.600% 6/01/27	1,090,000	1,087,057
UDR, Inc. 3.500% 7/01/27	1,405,000	1,386,114
Weingarten Realty Investors 3.250% 8/15/26	580,000	552,887

		11,797,947

Retail — 1.5%
AutoNation, Inc. 4.500% 10/01/25	895,000	933,858
CVS Health Corp. 6.125% 9/15/39	895,000	1,120,843
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,060,598	2,362,258
Dollar Tree, Inc. 5.750% 3/01/23	3,240,000	3,419,172
El Puerto de Liverpool SAB de CV (a) 3.950% 10/02/24	2,975,000	2,993,594
The Home Depot, Inc. 4.250% 4/01/46	1,484,000	1,592,146
QVC, Inc. 3.125% 4/01/19	1,075,000	1,086,912

	Principal Amount	Value
QVC, Inc. 4.375% 3/15/23	$1,140,000	$1,153,045
QVC, Inc. 4.450% 2/15/25	1,225,000	1,208,721
QVC, Inc. 5.125% 7/02/22	750,000	792,978
Tiffany & Co. 4.900% 10/01/44	1,140,000	1,094,318

		17,757,845

Semiconductors — 0.1%
QUALCOMM, Inc. 4.300% 5/20/47	1,380,000	1,409,699

Software — 0.5%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	745,000	780,238
CA, Inc. 3.600% 8/15/22	795,000	803,921
Microsoft Corp. 4.450% 11/03/45	2,260,000	2,514,636
Oracle Corp. 4.000% 7/15/46	1,720,000	1,737,018

		5,835,813

Telecommunications — 1.2%
AT&T, Inc. 3.800% 3/01/24	1,635,000	1,671,963
AT&T, Inc. 4.750% 5/15/46	1,970,000	1,931,790
AT&T, Inc. 5.250% 3/01/37	1,275,000	1,358,356
CenturyLink, Inc. 6.150% 9/15/19	760,000	809,400
Crown Castle Towers LLC (a) 6.113% 1/15/40	940,000	1,010,587
Embarq Corp. 7.995% 6/01/36	200,000	202,000
Hughes Satellite Systems Corp. 6.500% 6/15/19	1,100,000	1,188,000
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	600,000	611,292
Turk Telekomunikasyon AS (a) 3.750% 6/19/19	1,510,000	1,523,490
Verizon Communications, Inc. 4.125% 3/16/27	1,185,000	1,223,843
Verizon Communications, Inc. 4.862% 8/21/46	1,331,000	1,331,226
Verizon Communications, Inc. 5.150% 9/15/23	815,000	905,291
Verizon Communications, Inc. 6.550% 9/15/43	996,000	1,235,305

		15,002,543

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 0.3%
Asciano Finance Ltd. (a) 4.625% 9/23/20	$845,000	$879,431
Asciano Finance Ltd. (a) 5.000% 4/07/18	1,650,000	1,680,099
Autoridad del Canal de Panama (a) 4.950% 7/29/35	1,340,000	1,460,600

		4,020,130

Trucking & Leasing — 0.1%
GATX Corp. 2.375% 7/30/18	1,175,000	1,179,387

TOTAL CORPORATE DEBT (Cost $409,200,889)		420,773,248

MUNICIPAL OBLIGATIONS — 0.6%
JobsOhio Beverage System Series B 4.532% 1/01/35	3,050,000	3,271,979
New York City Water & Sewer System 5.882% 6/15/44	390,000	537,170
State of California BAB 7.550% 4/01/39	505,000	770,994
State of California BAB 7.600% 11/01/40	1,510,000	2,350,481

		6,930,624

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,516,974)		6,930,624

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.9%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (a) 2.712% 10/20/20	1,630,000	1,629,998

Automobile ABS — 0.7%
CFC LLC, Series 2014-2A, Class A (a) 1.440% 11/16/20	279,362	279,163
GLS Auto Receivables Trust, Series 2015-1A, Class A (a) 2.250% 12/15/20	296,002	295,623
Oscar US Funding Trust II, Series 2015-1A, Class A4 (a) 2.440% 6/15/22	2,500,000	2,481,223
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (a) 2.689% 7/15/20	1,070,566	1,073,298

	Principal Amount	Value
Oscar US Funding Trust V, Series 2016-2A, Class A4 (a) 2.990% 12/15/23	$4,000,000	$3,984,836
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (a) 3.300% 5/10/24	830,000	836,592

		8,950,735

Commercial MBS — 1.8%
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.509% 2/10/51	1,445,000	1,464,458
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	297,441	297,768
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	1,519,425	1,528,051
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	1,660,000	1,676,402
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	2,176,000	2,295,953
Commercial Mortgage Pass Through Certificates, Series 2015-CR23, Class B, VRN 4.183% 5/10/48	1,200,000	1,210,889
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.397% 5/10/48	1,050,000	998,912
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (a) 4.238% 1/10/34	1,100,000	1,149,564
DBUBS Mortgage Trust, Series 2011-LC1A, Class B, VRN (a) 5.471% 11/10/46	860,000	941,138
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	1,504,406	1,507,911
GS Mortgage Securities Corp. II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	878,453
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	1,800,000	1,815,737

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (a) 5.200% 6/15/44	$825,000	$883,093
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.475% 8/15/39	215,063	214,809
VNO Mortgage Trust, Series 2013-PENN, Class A (a) 3.808% 12/13/29	1,610,000	1,686,489
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.174% 2/15/51	1,775,000	1,775,000
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AM, VRN 6.278% 6/15/45	1,345,000	1,357,593
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	169,176	172,648

		21,854,868

Home Equity ABS — 0.2%
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.116% 2/25/35	773,329	700,551
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.936% 3/25/35	992,451	993,013
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.347% 10/25/28	31	31
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.586% 1/25/36	272,646	272,541

		1,966,136

Other ABS — 14.9%
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1 mo. USD LIBOR + .200%, FRN (a) 1.359% 3/15/42	687,420	657,384
321 Henderson Receivables I LLC, Series 2015-1A, Class A (a) 3.260% 9/15/72	578,665	542,976
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.941% 1/25/35	1,193,383	1,188,999

	Principal Amount	Value
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (a) 2.181% 7/20/26	$2,950,000	$2,949,909
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.638% 10/15/28	2,850,000	2,867,736
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (a) 2.648% 10/15/28	1,490,000	1,504,691
Alterna Funding I LLC, Series 2014-1A, Class NOTE (a) 1.639% 2/15/21	345,313	341,860
Arbys Funding LLC, Series 2015-1A, Class A2 (a) 4.969% 10/30/45	2,167,000	2,171,063
ARL Second LLC, Series 2014-1A, Class A1 (a) 2.920% 6/15/44	887,715	874,338
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.278% 1/18/25	1,620,000	1,620,395
Avery Point V CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (a) 2.618% 7/17/26	2,500,000	2,500,148
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.621% 8/05/27	4,225,000	4,247,802
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (a) (b) 1.000% 7/20/30	2,660,000	2,660,000
BCC Funding VIII LLC, Series 2014-1A, Class A (a) 1.794% 6/20/20	30,431	30,431
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.338% 7/15/26	2,415,000	2,416,372
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class AA, STEP (a) 2.487% 12/16/41	1,734,688	1,728,283
BlueMountain CLO Ltd., Series 2013-2A, Class A, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.353% 1/22/25	1,100,000	1,099,995

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2013-3A, Class A, 3 mo. USD LIBOR + 1.400%, FRN (a) 2.570% 10/29/25	$725,000	$725,194
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (a) 2.588% 7/18/27	2,855,000	2,867,682
BlueVirgo Trust, Series 2015-1A, Class NOTE (a) 3.000% 12/15/22	2,072,213	2,084,003
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (a) 2.940% 5/25/29	1,255,919	1,256,387
Capital Automotive REIT, Series 2014-1A, Class A (a) 3.660% 10/15/44	1,100,000	1,107,471
Capital Automotive REIT, Series 2017-1A, Class A2 (a) 4.180% 4/15/47	958,400	967,208
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (a) 2.000% 12/10/23	498,709	495,592
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (a) 4.474% 3/20/43	1,217,521	1,217,287
CLI Funding V LLC, Series 2014-1A, Class A (a) 3.290% 6/18/29	1,345,969	1,332,929
Consumer Installment Loan Trust, Series 2016-LD1, Class A (a) 3.960% 7/15/22	872,607	878,816
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.676% 9/25/34	254,614	254,326
Cronos Containers Program I Ltd., Series 2014-2A, Class A (a) 3.270% 11/18/29	784,259	783,059
DB Master Finance LLC, Series 2015-1A, Class A2I (a) 3.262% 2/20/45	2,541,500	2,552,902
Diamond Resorts Owner Trust, Series 2014-1, Class A (a) 2.540% 5/20/27	374,637	374,499
Diamond Resorts Owner Trust, Series 2015-2, Class A (a) 2.990% 5/22/28	1,019,237	1,016,325
Diamond Resorts Owner Trust, Series 2016-1, Class A (a) 3.080% 11/20/28	3,798,790	3,771,992
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (a) 3.484% 10/25/45	3,515,500	3,540,181

	Principal Amount	Value
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (a) (b) 4.118% 7/25/47	$670,000	$670,000
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (a) 4.474% 10/25/45	3,703,125	3,814,806
Drug Royalty Corp., Inc., Series 2014-1, Class A2 (a) 3.484% 7/15/23	383,884	380,389
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	131,026	131,792
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (a) 2.707% 2/19/45	558,177	549,544
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (a) 3.968% 3/19/46	1,440,597	1,456,557
Entegry New Orleans Storm Recovery Funding I LLC, Series 2015-1, Class A 2.670% 6/01/27	720,120	727,236
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (a) 4.212% 10/15/42	2,927,711	2,925,852
First Franklin Mortgage Loan Trust, Series 2005-FF2, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.936% 3/25/35	330,417	330,971
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.846% 5/25/36	107,897	107,855
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.456% 1/25/36	61,205	61,152
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (a) 2.606% 7/20/27	3,170,000	3,170,228
Global Container Assets Ltd., Series 2015-1A, Class A2 (a) 3.450% 2/05/30	1,324,501	1,246,290
Global SC Finance II SRL, Series 2014-1A, Class A1 (a) 3.190% 7/17/29	354,167	347,511
Global SC Finance IV Ltd., Series 2017-1A, Class A (a) 3.850% 4/15/37	1,756,018	1,779,491
Global SC Funding One Ltd., Series 2015-1, Class B1 (a) 2.740% 1/18/30	89,731	89,516

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.306% 4/25/25	$4,060,000	$4,059,976
Goodgreen Trust, Series 2016-1A, Class A (a) 3.230% 10/15/52	2,894,420	2,817,082
Goodgreen Trust, Series 2017-1A, Class A (a) 3.740% 10/15/52	1,290,707	1,304,860
GSAMP Trust, Series 2005-HE5, Class M1, 1 mo. USD LIBOR + .420%, FRN 1.636% 11/25/35	254,743	254,990
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.861% 4/25/35	188,651	189,637
Helios Issuer LLC, Series 2017-1A, Class A (a) 4.940% 9/20/49	1,700,000	1,698,259
Hercules Capital Funding Trust, Series 2014-1A, Class A (a) 3.524% 4/16/21	678,094	679,578
HERO Funding Trust, Series 2016-3A, Class A1 (a) 3.080% 9/20/42	2,025,396	2,053,879
HERO Funding Trust, Series 2016-4A, Class A1 (a) 3.570% 9/20/47	1,882,885	1,922,763
Hilton Grand Vacations Trust, Series 2013-A, Class A (a) 2.280% 1/25/26	374,727	372,349
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.386% 8/25/36	28,012	28,038
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (a) 3.870% 3/15/58	774,522	767,001
KKR Financial CLO Ltd., Series 2018, Class A, 3 mo. USD LIBOR + 1.270%, FRN (a) (b) 1.000% 7/18/30	2,000,000	2,000,000
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (a) 4.300% 1/15/42	2,649,167	2,639,774
LCM XIV LP, Series 14A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (a) 2.308% 7/15/25	1,200,000	1,198,742
Lendmark Funding Trust, Series 2017-1A, Class A (a) 2.830% 1/22/24	1,250,000	1,249,744

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 2.011% 2/25/35	$491,874	$493,069
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.041% 6/25/35	963,236	956,439
Marlette Funding Trust, Series 2016-1A, Class A (a) 3.060% 1/17/23	1,450,428	1,448,014
Marlette Funding Trust, Series 2017-2A, Class B (a) 3.190% 7/15/24	970,000	969,918
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A (a) 2.510% 5/20/30	531,782	533,164
Miramax LLC, Series 2014-1A, Class A2 (a) 3.340% 7/20/26	1,144,936	1,139,914
Mosaic Solar Loans LLC, Series 2017-1A, Class A (a) 4.450% 6/20/42	608,697	617,748
MVW Owner Trust, Series 2014-2, Class A (a) 2.250% 9/22/31	1,298,714	1,281,828
MVW Owner Trust, Series 2015-1A, Class A (a) 2.520% 12/20/32	1,062,807	1,053,695
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (a) 1.558% 7/20/18	147,561	147,473
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (a) 2.358% 1/15/25	1,608,472	1,609,596
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (a) 2.833% 10/16/51	10,300,000	10,183,802
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (a) 2.276% 4/20/25	2,410,000	2,410,374
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (a) 4.210% 5/17/20	970,000	965,425
Oportun Funding VI LLC, Series 2017-A, Class A (a) 3.230% 6/08/23	1,880,000	1,888,787
Orange Lake Timeshare Trust, Series 2014-AA, Class A (a) 2.290% 7/09/29	323,226	318,757

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Orange Lake Timeshare Trust, Series 2016-A, Class B (a) 2.910% 3/08/29	$1,298,060	$1,286,414
Oxford Finance Funding Trust, Series 2014-1A, Class A (a) 3.475% 12/15/22	542,268	541,038
Oxford Finance Funding Trust, Series 2016-1A, Class A (a) 3.968% 6/17/24	1,500,000	1,488,133
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.476% 9/25/35	59,374	59,429
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (a) 2.512% 2/20/30	700,000	701,570
Residential Asset Mortgage Products, Inc., Series 2005-EFC5, Class M1, 1 mo. USD LIBOR + ..400%, FRN 1.616% 10/25/35	257,071	256,876
Sierra Receivables Funding Co. LLC, Series 2014-1A, Class A (a) 2.070% 3/20/30	356,009	352,906
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (a) 3.080% 9/20/32	337,931	339,378
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (a) 3.050% 12/26/25	1,915,539	1,930,249
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (a) 3.060% 9/25/28	8,504,005	8,593,085
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (a) 3.090% 10/27/25	3,182,088	3,210,561
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (a) 3.260% 8/25/25	3,958,594	4,010,091
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (a) 3.280% 2/25/26	3,489,515	3,476,355
Spirit Master Funding LLC, Series 2014-4A, Class A1 (a) 3.501% 1/20/45	1,100,000	1,095,952
SpringCastle America Funding LLC, Series 2016-AA, Class A (a) 3.050% 4/25/29	1,433,801	1,442,246
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (a) 2.750% 11/15/49	4,200,000	4,207,492
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	393,281	394,500

	Principal Amount	Value
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (a) 4.190% 1/15/71	$1,947,887	$1,909,442
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (a) 2.338% 10/17/26	2,808,000	2,816,604
Taco Bell Funding LLC, Series 2016-1A, Class A2I (a) 3.832% 5/25/46	2,630,125	2,682,935
TAL Advantage VI LLC, Series 2017-1A, Class A (a) 4.500% 4/21/42	2,493,761	2,619,570
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (a) 2.399% 10/13/29	2,340,000	2,357,346
Trinity Rail Leasing LLC, Series 2013-1A, Class A (a) 3.898% 7/15/43	783,435	774,227
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	635,926	632,282
Triton Container Finance VI LLC, Series 2017-1A, Class A (a) 3.520% 6/20/42	940,000	938,545
Wendys Funding LLC, Series 2015-1A, Class A2I (a) 3.371% 6/15/45	3,537,000	3,551,046
Wendys Funding LLC, Series 2015-1A, Class A2II (a) 4.080% 6/15/45	2,294,138	2,327,904
Wendys Funding LLC, Series 2015-1A, Class A23 (a) 4.497% 6/15/45	3,144,000	3,229,249
Westgate Resorts LLC, Series 2017-1A, Class A (a) 3.050% 12/20/30	1,594,277	1,591,650

		180,489,175

Student Loans ABS — 9.8%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (a) 2.316% 12/27/44	1,350,000	1,345,008
Access Group, Inc., Series 2005-2, Class A3, 3 mo. USD LIBOR + .180%, FRN 1.352% 11/22/24	397,520	397,495
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.160% 7/01/38	506,983	479,395

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 Day ARS, FRN 0.980% 1/25/47	$875,000	$667,892
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (a) 3.070% 10/25/44	5,444,420	5,463,475
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (a) 3.116% 10/27/31	333,573	339,686
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (a) 3.216% 4/25/40	962,207	959,623
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (a) 2.720% 1/25/41	2,116,724	2,119,920
Earnest Student Loan Program LLC, Series 2016-B, Class A2 (a) 3.020% 5/25/34	1,681,852	1,693,464
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (a) 3.066% 10/27/36	3,958,997	3,958,992
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.416% 12/27/66	3,070,298	3,073,034
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (a) 2.566% 7/26/66	4,479,021	4,502,785
Education Loan Asset-Backed Trust I, Series 2003-1, Class A2, 28 Day ARS, FRN (a) 0.810% 2/01/43	1,300,000	1,216,664
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 Day ARS, FRN (a) 0.910% 8/01/43	1,950,000	1,804,249
Higher Education Funding I, Series 2004-1, Class B2, 28 Day ARS, FRN (a) 2.216% 1/01/44	600,000	487,481
Higher Education Funding I, Series 2004-1, Class B1, 28 Day ARS, FRN (a) 2.529% 1/01/44	600,000	523,855
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.456% 11/27/28	95,889	95,701

	Principal Amount	Value
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.916% 2/25/70	$3,760,309	$3,717,867
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.966% 2/25/39	3,300,000	3,173,354
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (a) 2.266% 7/26/66	2,400,000	2,425,397
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (a) 2.366% 7/26/66	6,000,000	5,999,995
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (a) 2.466% 6/25/65	3,431,177	3,485,303
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (a) 2.516% 3/25/66	13,200,000	13,481,968
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.716% 10/25/58	1,200,000	1,116,946
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (a) 3.600% 12/26/40	1,448,618	1,447,971
Nelnet Student Loan Trust, Series 2005-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 1.266% 10/25/33	1,268,048	1,243,084
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.387% 3/23/37	1,376,682	1,344,141
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (a) 1.846% 1/25/37	2,373,968	2,366,095
Nelnet Student Loan Trust, Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.524% 10/25/50	850,000	770,242
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.524% 5/26/54	1,200,000	1,085,576

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust, Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 5/26/54	$1,130,000	$1,009,796
Nelnet Student Loan Trust, Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.716% 6/25/54	1,100,000	983,863
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (a) 2.166% 11/25/65	3,322,313	3,328,349
SLC Private Student Loan Trust, Series 2006-A, Class A5, 3 mo. USD LIBOR + .170%, FRN 1.328% 7/15/36	244,829	244,829
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.608% 7/15/36	1,700,000	1,555,952
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 1.382% 2/15/45	2,212,818	2,035,943
SLC Student Loan Trust, Series 2006-A, Class B, 3 mo. USD LIBOR + .300%, FRN 1.458% 7/15/36	697,000	685,142
SLM Student Loan Trust, Series 2002-7, Class A11, 28 Day ARS, FRN 1.000% 3/15/28	850,000	850,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 Day ARS, FRN 4.714% 12/15/39	3,850,000	3,812,638
SLM Student Loan Trust, Series 2003-2, Class A7, 28 Day ARS, FRN 1.380% 9/15/28	600,000	600,000
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 4.500% 6/17/30	450,000	450,000
SLM Student Loan Trust, Series 2005-5, Class A4, 3 mo. USD LIBOR + .140%, FRN 1.296% 10/25/28	2,300,000	2,273,484
SLM Student Loan Trust, Series 2005-8, Class B, 3 mo. USD LIBOR + .310%, FRN 1.466% 1/25/55	1,910,506	1,726,382
SLM Student Loan Trust, Series 2007-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.306% 1/25/28	2,600,000	1,935,997

	Principal Amount	Value
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.716% 6/25/43	$1,970,000	$1,931,200
SMB Private Education Loan Trust, Series 2016-B, Class A2A (a) 2.430% 2/17/32	1,750,000	1,737,391
SMB Private Education Loan Trust, Series 2016-A, Class A2A (a) 2.700% 5/15/31	3,250,000	3,260,085
SMB Private Education Loan Trust, Series 2017-A, Class B (a) 3.500% 6/17/41	1,800,000	1,751,110
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $3,376,500) (a) (c) 3/25/33	1,200	3,060,000
SoFi Professional Loan Program LLC, Series 2016-C, Class A2B (a) 2.360% 12/27/32	630,000	629,463
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (a) 2.416% 6/25/33	2,273,505	2,297,467
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (a) 2.490% 1/25/36	1,520,000	1,517,247
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (a) 2.740% 10/25/32	2,200,000	2,197,623
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (a) 3.440% 3/26/40	1,180,000	1,169,673
South Carolina Student Loan Corp., Series 2014-1, Class A2, 1 mo. USD LIBOR + 1.000%, FRN 2.051% 1/03/33	2,030,000	2,008,314
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.551% 8/01/35	3,025,000	2,800,032
South Texas Higher Education Authority, Inc., Series 2012-1, Class A3, 3 mo. USD LIBOR + .850%, FRN 1.998% 10/01/46	2,000,000	1,993,511

		118,632,149

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.329% 8/25/34	233,604	233,255

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.467% 2/25/34	$83,853	$84,869
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	33,365	31,966
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.627% 8/25/34	49,957	51,644
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.067% 8/25/34	215,000	206,628
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (a) 3.500% 1/25/47	3,363,400	3,387,783
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	25,789	24,817
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.340% 7/25/33	10,617	10,933
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.375% 2/25/34	979	1,044
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.425% 3/25/34	138,896	143,375
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.132% 4/25/44	350,343	358,944

		4,535,258

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.452% 6/25/32	104,474	105,035

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $337,354,304)		338,163,354

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Colombia Government International Bond 6.125% 1/18/41	2,980,000	3,435,940
Mexico Government International Bond 4.750% 3/08/44	4,328,000	4,332,328

	Principal Amount	Value
Mexico Government International Bond 5.125% 1/15/20	$1,110,000	$1,197,690
Mexico Government International Bond 6.750% 9/27/34	950,000	1,211,032

		10,176,990

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $9,731,637)		10,176,990

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 23.8%
Collateralized Mortgage Obligations — 1.7%
Federal Home Loan Mortgage Corp. Series 4303, Class AP 3.000% 8/15/43	3,442,480	3,515,679
Series 4290, Class CA 3.500% 12/15/38	2,300,181	2,389,958
Series 2617, Class Z 5.500% 5/15/33	1,789,047	1,984,648
Series 2693, Class Z 5.500% 10/15/33	3,234,998	3,533,102
Series 3423, Class PB 5.500% 3/15/38	632,414	697,109
Series 2178, Class PB 7.000% 8/15/29	267,361	296,758
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	1,585,857	1,664,751
Series 2014-48, Class AB 4.000% 10/25/40	3,169,266	3,328,573
Series 2007-32, Class Z 5.500% 4/25/37	970,521	1,068,891
Series 2010-60, Class HJ 5.500% 5/25/40	702,799	761,517
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	877,949	960,099
Vendee Mortgage Trust Series 1992-1, Class 2Z 7.750% 5/15/22	211,970	232,464

		20,433,549

Pass-Through Securities — 21.9%
Federal Home Loan Mortgage Corp. Pool #Q37467 3.500% 11/01/45	7,339,134	7,562,748
Pool #Q41916 3.500% 7/01/46	2,003,008	2,073,426
Pool #Q42045 3.500% 7/01/46	855,124	885,187
Pool #Q44275 3.500% 11/01/46	1,571,132	1,626,367

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #Q44277 3.500% 11/01/46	$493,349	$509,614
Pool #Q45741 3.500% 1/01/47	5,464,479	5,645,490
Pool #Q46465 3.500% 3/01/47	2,505,989	2,576,470
Pool #Z40047 4.000% 10/01/41	347,348	367,334
Pool #Q47742 4.000% 4/01/47	1,435,613	1,526,516
Pool #Q47730 4.000% 4/01/47	1,743,591	1,853,996
Pool #C03537 4.500% 8/01/40	1,215,641	1,315,693
Pool #G06057 4.500% 10/01/40	1,357,409	1,464,040
Pool #G60485 4.500% 10/01/41	1,655,802	1,786,390
Pool #G60469 4.500% 1/01/42	1,080,675	1,165,567
Pool #G60172 4.500% 9/01/43	1,814,046	1,963,917
Pool #G11431 6.000% 2/01/18	8	8
Pool #C00836 7.000% 7/01/29	10,872	12,607
Pool #C49314 7.000% 4/01/31	4,922	5,778
Pool #C51422 7.000% 5/01/31	1,863	2,188
Pool #C53034 7.000% 6/01/31	13,079	15,274
Pool #G01311 7.000% 9/01/31	57,353	66,898
Pool #G01317 7.000% 10/01/31	34,121	39,767
Pool #G00143 7.500% 6/01/23	458	509
Pool #C55867 7.500% 2/01/30	27,405	31,413
Pool #C41497 7.500% 9/01/30	120	142
Pool #C44830 7.500% 11/01/30	24	29
Pool #C45235 7.500% 12/01/30	16,322	19,188
Pool #C46038 7.500% 12/01/30	989	1,166
Pool #C01116 7.500% 1/01/31	1,362	1,614
Pool #C46309 7.500% 1/01/31	525	624

	Principal Amount	Value
Pool #C46560 7.500% 1/01/31	$553	$638
Pool #C46810 7.500% 1/01/31	128	151
Pool #C47063 7.500% 1/01/31	2,897	3,415
Pool #C47060 7.500% 1/01/31	771	911
Pool #G00653 8.500% 11/01/25	18,091	20,810
Federal Home Loan Mortgage Corp. TBA Pool #292 3.500% 6/01/44 (b)	12,900,000	13,250,214
Pool #5992 4.000% 9/01/43 (b)	9,050,000	9,496,844
Pool #7718 4.500% 11/01/40 (b)	7,525,000	8,061,156
Federal National Mortgage Association Pool #725692 2.786% 10/01/33 1 year CMT + 2.144%, FRN	333,036	349,479
Pool #888586 2.831% 10/01/34 1 year CMT + 2.203%, FRN	534,730	561,935
Pool #775539 3.475% 5/01/34 12 mo. USD LIBOR + 1.645%, FRN	173,804	182,838
Pool #AS1304 3.500% 12/01/28	2,193,859	2,288,898
Pool #AV1897 3.500% 12/01/28	385,621	402,567
Pool #AV2325 3.500% 12/01/28	1,202,938	1,255,049
Pool #AS6187 3.500% 11/01/45	16,829,722	17,330,012
Pool #AS6306 3.500% 12/01/45	5,709,518	5,894,409
Pool #AS6475 3.500% 1/01/46	4,694,671	4,852,566
Pool #AS6476 3.500% 1/01/46	5,239,101	5,408,758
Pool #AS6477 3.500% 1/01/46	5,988,885	6,166,914
Pool #BE4046 3.500% 12/01/46	4,734,515	4,866,379
Pool #BE5162 3.500% 2/01/47	4,824,047	4,958,405
Pool #BH4875 3.500% 6/01/47	3,125,402	3,212,938
Pool #AZ7917 4.000% 3/01/41	617,279	653,641

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AL8422 4.000% 1/01/43	$544,503	$576,748
Pool #MA3027 4.000% 6/01/47	9,564,297	10,069,412
Pool #BF0094 4.000% 5/01/56	7,419,570	7,783,593
Pool #BF0105 4.000% 6/01/56	4,631,930	4,869,316
Pool #AB1466 4.500% 9/01/40	696,446	751,400
Pool #AH6787 4.500% 3/01/41	1,288,445	1,395,749
Pool #AL7566 4.500% 10/01/42	1,380,021	1,489,129
Pool #AL6997 4.500% 11/01/42	2,803,351	3,036,817
Pool #AL6608 4.500% 6/01/44	1,140,100	1,236,830
Pool #675713 5.000% 3/01/18	1,056	1,067
Pool #AD6437 5.000% 6/01/40	767,279	845,116
Pool #AD6996 5.000% 7/01/40	5,142,671	5,639,461
Pool #AL8173 5.000% 2/01/44	2,019,969	2,214,470
Pool #254379 7.000% 7/01/32	38,236	44,846
Pool #252717 7.500% 9/01/29	2,308	2,708
Pool #535996 7.500% 6/01/31	9,484	11,201
Pool #254009 7.500% 10/01/31	22,192	26,040
Pool #253394 8.000% 7/01/20	8,828	9,372
Pool #323992 8.000% 11/01/29	1,854	2,189
Pool #525725 8.000% 2/01/30	3,374	4,048
Pool #253266 8.000% 5/01/30	4,387	5,235
Pool #537433 8.000% 5/01/30	2,450	2,947
Pool #253347 8.000% 6/01/30	5,652	6,759
Pool #544976 8.000% 7/01/30	432	515
Pool #535428 8.000% 8/01/30	5,505	6,571
Pool #543290 8.000% 9/01/30	57	69

	Principal Amount	Value
Pool #547786 8.000% 9/01/30	$2,089	$2,454
Pool #550767 8.000% 9/01/30	3,142	3,719
Pool #553061 8.000% 9/01/30	11,962	14,135
Pool #253481 8.000% 10/01/30	5,659	6,780
Pool #535533 8.000% 10/01/30	5,022	6,007
Pool #560741 8.000% 11/01/30	2,741	3,298
Pool #253644 8.000% 2/01/31	2,625	3,144
Pool #581170 8.000% 5/01/31	1,419	1,678
Pool #583916 8.000% 5/01/31	1,941	2,348
Pool #593848 8.000% 7/01/31	934	1,126
Pool #190317 8.000% 8/01/31	31,594	37,706
Pool #545240 8.000% 9/01/31	3,003	3,592
Pool #541202 8.500% 8/01/26	8,309	9,311
Federal National Mortgage Association TBA Pool #1127 3.500% 4/01/44 (b)	25,375,000	26,056,953
Pool #15801 4.500% 4/01/41 (b)	5,250,000	5,630,625
Government National Mortgage Association Pool #783896 3.500% 5/15/44	5,755,541	5,982,615
Pool #404246 6.500% 8/15/28	219	252
Pool #781038 6.500% 5/15/29	65,553	75,352
Pool #781468 6.500% 7/15/32	4,145	4,831
Pool #781496 6.500% 9/15/32	21,490	24,925
Pool #363066 7.000% 8/15/23	2,667	2,955
Pool #352049 7.000% 10/15/23	2,172	2,415
Pool #354674 7.000% 10/15/23	3,094	3,403
Pool #345964 7.000% 11/15/23	1,163	1,280

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #380866 7.000% 3/15/24	$874	$970
Pool #781124 7.000% 12/15/29	7,958	9,274
Pool #781319 7.000% 7/15/31	147,478	173,701
Pool #581417 7.000% 7/15/32	62,680	73,526
Pool #588012 7.000% 7/15/32	18,780	22,132
Pool #565982 7.000% 7/15/32	14,714	17,368
Pool #357262 7.500% 9/15/23	1,420	1,587
Pool #441009 8.000% 11/15/26	935	1,094
Pool #522777 8.000% 12/15/29	5,585	6,670
Pool #434719 8.000% 2/15/30	92	112
Pool #523043 8.000% 3/15/30	294	353
Pool #529134 8.000% 3/15/30	1,726	2,094
Pool #477036 8.000% 4/15/30	693	841
Pool #503157 8.000% 4/15/30	14,890	18,069
Pool #528714 8.000% 4/15/30	1,822	2,213
Pool #544640 8.000% 11/15/30	11,416	13,907
Pool #531298 8.500% 8/15/30	1,145	1,368
Government National Mortgage Association II Pool #82462 2.375% 1/20/40 1 year CMT + 1.500%, FRN	868,998	892,774
Pool #82488 2.375% 3/20/40 1 year CMT + 1.500%, FRN	1,099,944	1,134,159
Pool #784026 3.500% 12/20/44	3,409,360	3,539,608
Pool #MA4382 3.500% 4/20/47	45,078,662	46,751,504
Government National Mortgage Association II TBA Pool #1767 4.000% 6/01/44(b)	12,650,000	13,309,184

		265,623,907

	Principal Amount	Value
Whole Loans — 0.2%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2016-HQA3, Class M1 2.016% 3/25/29 1 mo. USD LIBOR + .800%, FRN	$773,601	$775,056
Series 2015-DNA1, Class M1 2.116% 10/25/27 1 mo. USD LIBOR + .900%, FRN	635,222	636,034
Series 2016-HQA3, Class M2 2.566% 3/25/29 1 mo. USD LIBOR + 1.350%,	790,000	800,351
Series 2016-DNA1, Class M1 2.666% 7/25/28 1 mo. USD LIBOR + 1.450%, FRN	640,249	642,630

		2,854,071

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $290,476,428)		288,911,527

U.S. TREASURY OBLIGATIONS — 10.5%
U.S. Treasury Bonds & Notes — 10.5%
U.S. Treasury Bond 2.500% 5/15/46	11,900,000	11,074,623
U.S. Treasury Bond (d) 3.500% 2/15/39	13,500,000	15,255,000
U.S. Treasury Note 1.125% 9/30/21	12,700,000	12,354,024
U.S. Treasury Note 1.625% 3/15/20	9,000,000	9,028,969
U.S. Treasury Note 1.625% 7/31/20	3,500,000	3,504,539
U.S. Treasury Note 1.875% 3/31/22	38,900,000	38,920,057
U.S. Treasury Note 2.000% 11/15/26	37,800,000	36,861,203

		126,998,415

TOTAL U.S. TREASURY OBLIGATIONS (Cost $126,405,891)		126,998,415

TOTAL BONDS & NOTES (Cost $1,179,686,123)		1,191,954,158

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Notional Amount	Value
PURCHASED OPTIONS — 0.2%
Financial — 0.2%
Diversified Financial Services — 0.2%
3-Month USD LIBOR 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	$11,510,000	$1,437,101
3-Month USD LIBOR 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC — Barclays Bank PLC); Underlying swap terminates 1/13/52	6,906,000	775,267

TOTAL PURCHASED OPTIONS (Cost $2,400,526)		2,212,368

TOTAL LONG-TERM INVESTMENTS (Cost $1,185,336,649)		1,197,806,526

	Principal Amount
SHORT-TERM INVESTMENTS — 9.4%
Commercial Paper — 9.0%
Amphenol Corp. (a) 1.526% 9/14/17	3,750,000	3,737,920
Anheuser-Busch InBev Finance, Inc. (a) 1.380% 10/25/17	4,000,000	3,984,322
BAT International Finance (a) 1.400% 7/03/17	11,000,000	10,998,712
Becton Dickinson & Co. (a) 1.425% 7/06/17	7,000,000	6,998,348
Bell Canada (a) 1.374% 7/20/17	5,000,000	4,996,064
CDP Financial, Inc. (a) 1.170% 8/16/17	5,000,000	4,992,421
CRH America Finance, Inc. (a) 1.421% 7/13/17	5,000,000	4,997,395
Deutsche Telekom AG (a) 1.373% 7/27/17	5,000,000	4,994,277
Dollar General Corp. (a) 1.369% 7/03/17	1,200,000	1,199,846
Dollar General Corp. (a) 1.471% 7/06/17	2,250,000	2,249,423
Dominion Resources, Inc. (a) 1.615% 10/11/17	5,500,000	5,475,216
Eaton Corp. PLC (a) 1.421% 7/14/17	2,500,000	2,498,594

	Principal Amount	Value
Ford Motor Credit Co. LLC (a) 1.290% 7/03/17	$5,000,000	$4,999,402
Hyundai Capital America (a) 1.482% 7/13/17	5,000,000	4,997,395
Kroger Co. (a) 1.318% 7/03/17	10,000,000	9,998,829
Nasdaq, Inc. (a) 1.461% 7/10/17	2,500,000	2,499,060
National Grid USA (a) 1.360% 7/17/17	3,000,000	2,997,942
Potash Corp. of Saskatchewan, Inc. (a) 1.431% 7/19/17	8,000,000	7,993,857
Schlumberger Holdings Corp. (a) 1.333% 7/26/17	4,000,000	3,995,883
Sempra Energy Holdings (a) 1.491% 8/21/17	6,250,000	6,236,413
Westpac Banking Corp. (a) 1.150% 8/23/17	3,500,000	3,493,905
Xcel Energy, Inc. (a) 1.633% 10/30/17	5,500,000	5,469,730

		109,804,954

Time Deposit — 0.4%
Euro Time Deposit 0.090% 7/03/17	5,384,673	5,384,673

TOTAL SHORT-TERM INVESTMENTS (Cost $115,194,352)		115,189,627

TOTAL INVESTMENTS — 108.2% (Cost $1,300,531,001) (e)		1,312,996,153

Other Assets/ (Liabilities) — (8.2)%		(99,688,122)

NET ASSETS — 100.0%		$1,213,308,031

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $480,257,251 or 39.58% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2017, these securities amounted to a value of $3,060,000 or 0.25% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.2%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$807

TOTAL COMMON STOCK (Cost $2,032)		807

PREFERRED STOCK — 0.2%
Financial — 0.2%
Insurance — 0.2%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	10,000	280,000

TOTAL PREFERRED STOCK (Cost $250,000)		280,000

TOTAL EQUITIES (Cost $252,032)		280,807

	Principal Amount
BONDS & NOTES — 94.9%

CORPORATE DEBT — 39.1%
Advertising — 0.1%
WPP Finance 2010 5.625% 11/15/43	$225,000	258,842

Aerospace & Defense — 0.8%
Harris Corp. 2.700% 4/27/20	90,000	90,932
Moog, Inc. (c) 5.250% 12/01/22	600,000	624,000
Orbital ATK, Inc. 5.250% 10/01/21	435,000	449,137
Spirit AeroSystems, Inc. 3.850% 6/15/26	65,000	65,614
TransDigm, Inc. 6.375% 6/15/26	225,000	228,375
United Technologies Corp. 6.125% 7/15/38	105,000	137,536

		1,595,594

Agriculture — 0.3%
Bunge Ltd. Finance Corp. 3.250% 8/15/26	185,000	176,765
Bunge Ltd. Finance Corp. 3.500% 11/24/20	50,000	51,261
Reynolds American, Inc. 4.450% 6/12/25	200,000	214,270

	Principal Amount	Value
Reynolds American, Inc. 5.850% 8/15/45	$150,000	$183,720

		626,016

Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	19,478	19,892
American Airlines-Pass Through Trust, Series 2014-1, Class A 3.700% 4/01/28	55,759	57,153
Delta Air Lines, Inc. 3.625% 3/15/22	300,000	307,976
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	53,264	55,595
WestJet Airlines Ltd. (c) 3.500% 6/16/21	98,000	100,150

		540,766

Auto Manufacturers — 1.2%
Ford Motor Co. 6.500% 8/01/18	100,000	104,822
Ford Motor Co. 7.450% 7/16/31	45,000	56,895
Ford Motor Credit Co. LLC 2.551% 10/05/18	200,000	201,316
General Motors Co. 5.200% 4/01/45	225,000	220,747
General Motors Financial Co., Inc. 3.150% 6/30/22	395,000	395,612
General Motors Financial Co., Inc. 3.200% 7/06/21	470,000	475,283
General Motors Financial Co., Inc. 3.700% 5/09/23	360,000	365,565
General Motors Financial Co., Inc. 4.300% 7/13/25	200,000	203,990
Hyundai Capital America (c) 2.550% 2/06/19	80,000	80,300
Hyundai Capital America (c) 2.875% 8/09/18	60,000	60,494
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	200,000	209,750

		2,374,774

Auto Parts & Equipment — 0.3%
Cooper Tire & Rubber Co. 8.000% 12/15/19	255,000	284,006
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	212,000	215,180
International Automotive Components Group SA (c) 9.125% 6/01/18	9,000	8,798

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Meritor, Inc. 6.750% 6/15/21	$185,000	$191,475

		699,459

Banks — 4.5%
Associated Banc-Corp. 2.750% 11/15/19	310,000	312,298
Associated Banc-Corp. 4.250% 1/15/25	495,000	504,865
Banco Santander SA 4.250% 4/11/27	200,000	207,568
Bank of America Corp. 4.183% 11/25/27	475,000	483,115
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	265,000	275,561
Bank of America Corp. 4.450% 3/03/26	190,000	197,741
Bank of America Corp. 5.875% 2/07/42	55,000	68,924
Bank of America Corp. 7.625% 6/01/19	850,000	937,271
Bank of America Corp. 7.750% 5/14/38	125,000	179,762
The Bank of Nova Scotia 4.500% 12/16/25	200,000	210,201
Barclays PLC 4.337% 1/10/28	270,000	277,564
Capital One Financial Corp. 2.500% 5/12/20	310,000	311,343
Citigroup, Inc. 3.875% 3/26/25	440,000	442,719
Citigroup, Inc. 4.600% 3/09/26	345,000	362,022
Citigroup, Inc. 5.875% 1/30/42	75,000	94,516
Discover Bank 3.450% 7/27/26	285,000	275,650
First Horizon National Corp. 3.500% 12/15/20	210,000	215,385
First Republic Bank 4.375% 8/01/46	560,000	549,068
Fulton Financial Corp. 3.600% 3/16/22	240,000	242,835
The Goldman Sachs Group, Inc. 5.150% 5/22/45	290,000	322,120
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	240,000	252,192
The Goldman Sachs Group, Inc. 5.950% 1/15/27	220,000	256,788
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	45,720

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.750% 10/01/37	$40,000	$51,922
HSBC Holdings PLC 6.500% 9/15/37	125,000	161,634
JP Morgan Chase & Co. 3.625% 12/01/27	450,000	445,393
JP Morgan Chase & Co. 4.950% 6/01/45	270,000	301,202
SVB Financial Group 3.500% 1/29/25	295,000	289,551
SVB Financial Group 5.375% 9/15/20	35,000	38,093
Synchrony Bank 3.000% 6/15/22	285,000	283,714
UBS Group Funding Switzerland AG (c) 3.491% 5/23/23	280,000	286,469
Valley National Bancorp 5.125% 9/27/23	110,000	118,402

		9,001,608

Beverages — 0.4%
Anheuser-Busch InBev Worldwide, Inc. 8.200% 1/15/39	250,000	387,344
Fomento Economico Mexicano SAB de CV 2.875% 5/10/23	35,000	34,842
JB y Cia SA de CV (c) 3.750% 5/13/25	350,000	348,788
Molson Coors Brewing Co. 4.200% 7/15/46	80,000	78,894

		849,868

Biotechnology — 0.2%
Amgen, Inc. 5.150% 11/15/41	175,000	195,066
Baxalta, Inc. 3.600% 6/23/22	40,000	41,421
Gilead Sciences, Inc. 4.750% 3/01/46	95,000	104,292

		340,779

Building Materials — 0.5%
James Hardie International Finance DAC (c) 5.875% 2/15/23	297,000	311,107
Owens Corning 4.200% 12/01/24	140,000	146,592
Standard Industries, Inc. (c) 5.000% 2/15/27	490,000	499,800

		957,499

Chemicals — 0.9%
Celanese US Holdings LLC 4.625% 11/15/22	175,000	188,503

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Cytec Industries, Inc. 3.500% 4/01/23	$30,000	$30,081
Cytec Industries, Inc. 8.950% 7/01/17	88,000	88,000
Incitec Pivot Finance LLC (c) 6.000% 12/10/19	50,000	53,435
LYB International Finance BV 5.250% 7/15/43	250,000	278,891
Methanex Corp. 5.250% 3/01/22	40,000	42,153
Monsanto Co. 4.400% 7/15/44	100,000	101,706
RPM International, Inc. 3.750% 3/15/27	115,000	116,862
RPM International, Inc. 6.125% 10/15/19	650,000	705,244
The Sherwin-Williams Co. 4.500% 6/01/47	115,000	120,500
The Sherwin-Williams Co. (c) 7.250% 6/15/19	150,000	164,396

		1,889,771

Commercial Services — 0.6%
The ADT Corp. 6.250% 10/15/21	590,000	642,363
ERAC USA Finance LLC (c) 2.800% 11/01/18	25,000	25,260
ERAC USA Finance LLC (c) 4.200% 11/01/46	505,000	475,356
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	64,905

		1,207,884

Computers — 0.7%
Dell International LLC/EMC Corp. (c) 4.420% 6/15/21	320,000	337,350
DXC Technology Co. (c) 2.875% 3/27/20	95,000	96,195
DXC Technology Co. (c) 4.250% 4/15/24	145,000	150,021
DXC Technology Co. (c) 4.750% 4/15/27	290,000	302,378
Leidos Holdings, Inc. 4.450% 12/01/20	550,000	574,750

		1,460,694

Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.500% 5/26/22	300,000	307,873
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	343,000	352,306

	Principal Amount	Value
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.625% 7/01/22	$400,000	$428,692
Affiliated Managers Group, Inc. 4.250% 2/15/24	245,000	256,445
Ally Financial, Inc. 5.125% 9/30/24	495,000	522,186
Ally Financial, Inc. 8.000% 11/01/31	500,000	612,500
Ares Finance Co. LLC (c) 4.000% 10/08/24	225,000	216,030
Brookfield Finance LLC 4.000% 4/01/24	475,000	487,242
Brookfield Finance, Inc. 4.250% 6/02/26	430,000	441,644
Discover Financial Services 4.100% 2/09/27	275,000	275,475
Genpact Luxembourg Sarl (c) 3.700% 4/01/22	375,000	379,716
Guanay Finance Ltd. (c) 6.000% 12/15/20	182,872	187,352
International Lease Finance Corp. 5.875% 4/01/19	341,000	362,167
Lazard Group LLC 3.625% 3/01/27	196,000	193,597
Lazard Group LLC 4.250% 11/14/20	915,000	965,336
Legg Mason, Inc. 4.750% 3/15/26	95,000	100,377
Legg Mason, Inc. 5.625% 1/15/44	195,000	207,115
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (c) 4.500% 3/15/27	180,000	188,409

		6,484,462

Electric — 1.1%
Berkshire Hathaway Energy Co. 5.950% 5/15/37	120,000	151,794
Duke Energy Corp. 3.750% 9/01/46	175,000	166,246
EDP Finance BV (c) 3.625% 7/15/24	430,000	426,749
Elwood Energy LLC 8.159% 7/05/26	246,745	276,354
Entergy Louisiana LLC 4.950% 1/15/45	110,000	113,446
Indianapolis Power & Light Co. (c) 4.050% 5/01/46	110,000	108,478
IPALCO Enterprises, Inc. 3.450% 7/15/20	290,000	293,625
Pennsylvania Electric Co. (c) 4.150% 4/15/25	150,000	152,627

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Puget Energy, Inc. 3.650% 5/15/25	$100,000	$100,182
Puget Sound Energy, Inc. 4.300% 5/20/45	210,000	225,829
Tri-State Pass-Through Trust, Series 2003, Class A (c) 6.040% 1/31/18	5,798	5,899
Tri-State Pass-Through Trust, Series 2003, Class B (c) 7.144% 7/31/33	185,000	223,513

		2,244,742

Electrical Components & Equipment — 0.2%
Legrand France SA 8.500% 2/15/25	250,000	326,894

Electronics — 0.6%
Agilent Technologies, Inc. 3.875% 7/15/23	73,000	76,372
Arrow Electronics, Inc. 3.000% 3/01/18	45,000	45,321
Arrow Electronics, Inc. 3.875% 1/12/28	160,000	158,668
Arrow Electronics, Inc. 4.500% 3/01/23	45,000	47,594
Avnet, Inc. 3.750% 12/01/21	45,000	45,727
Avnet, Inc. 4.875% 12/01/22	67,000	70,974
FLIR Systems, Inc. 3.125% 6/15/21	180,000	181,434
Ingram Micro, Inc. STEP 5.450% 12/15/24	335,000	344,229
Jabil, Inc. 8.250% 3/15/18	45,000	46,800
PerkinElmer, Inc. 5.000% 11/15/21	125,000	135,071
Tech Data Corp. 3.700% 2/15/22	135,000	137,756

		1,289,946

Engineering & Construction — 0.2%
SBA Tower Trust (c) 2.877% 7/10/46	180,000	179,631
SBA Tower Trust (c) 3.156% 10/10/45	180,000	183,517
Zachry Holdings, Inc. (c) 7.500% 2/01/20	56,000	57,680

		420,828

Entertainment — 0.1%
National CineMedia LLC 5.750% 8/15/26	109,000	105,730

	Principal Amount	Value
Food Service — 0.5%
Aramark Services, Inc. 4.750% 6/01/26	$1,000,000	$1,037,500

Foods — 0.3%
Kraft Heinz Foods Co. 3.000% 6/01/26	170,000	162,699
Tyson Foods, Inc. 4.875% 8/15/34	65,000	71,116
The WhiteWave Foods Co. 5.375% 10/01/22	352,000	397,051
WM Wrigley Jr. Co. (c) 2.400% 10/21/18	35,000	35,236

		666,102

Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	200,000	208,204
International Paper Co. 9.375% 5/15/19	110,000	124,175

		332,379

Gas — 0.1%
NiSource Finance Corp. 4.800% 2/15/44	90,000	97,494

Health Care – Products — 0.6%
Abbott Laboratories 2.900% 11/30/21	210,000	212,346
Abbott Laboratories 3.750% 11/30/26	130,000	132,705
Abbott Laboratories 4.900% 11/30/46	120,000	132,173
Becton Dickinson & Co. 3.363% 6/06/24	270,000	270,617
Becton Dickinson & Co. 3.700% 6/06/27	275,000	275,869
Becton Dickinson & Co. 4.685% 12/15/44	125,000	128,733

		1,152,443

Health Care – Services — 1.2%
HCA, Inc. 4.500% 2/15/27	493,000	507,174
HCA, Inc. 5.250% 4/15/25	800,000	860,000
HCA, Inc. 5.375% 2/01/25	350,000	369,180
Humana, Inc. 3.950% 3/15/27	260,000	270,960
Humana, Inc. 4.800% 3/15/47	130,000	143,256
UnitedHealth Group, Inc. 3.950% 10/15/42	85,000	86,148
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	106,530

		2,343,248

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Home Builders — 0.3%
PulteGroup, Inc. 5.000% 1/15/27	$198,000	$203,198
PulteGroup, Inc. 5.500% 3/01/26	441,000	469,665

		672,863

Household Products & Wares — 0.0%
Avery Dennison Corp. 3.350% 4/15/23	30,000	30,112

Housewares — 0.1%
Toro Co. 7.800% 6/15/27	170,000	212,964

Insurance — 3.0%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	790,000	865,050
American International Group, Inc. 3.900% 4/01/26	135,000	138,108
Arch Capital Finance LLC 5.031% 12/15/46	75,000	83,381
Arch Capital Group US, Inc. 5.144% 11/01/43	80,000	90,278
Athene Global Funding (c) 4.000% 1/25/22	975,000	1,012,773
AXIS Specialty Finance PLC 2.650% 4/01/19	45,000	45,260
Brown & Brown, Inc. 4.200% 9/15/24	395,000	414,377
CNO Financial Group, Inc. 5.250% 5/30/25	535,000	566,565
Enstar Group Ltd. 4.500% 3/10/22	145,000	149,597
Five Corners Funding Trust (c) 4.419% 11/15/23	100,000	107,389
Marsh & McLennan Cos., Inc. 5.875% 8/01/33	150,000	185,497
MetLife Capital Trust IV (c) 7.875% 12/15/37	150,000	202,515
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	59,000	62,540
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	310,000	340,613
Prudential Financial, Inc. 6.200% 11/15/40	125,000	161,216
Reinsurance Group of America, Inc. 3.950% 9/15/26	315,000	320,158
Trinity Acquisition PLC 4.400% 3/15/26	390,000	407,245
Unum Group 3.000% 5/15/21	145,000	146,381

	Principal Amount	Value
Unum Group 3.875% 11/05/25	$125,000	$126,705
USF&G Capital I (c) 8.500% 12/15/45	95,000	135,381
Willis North America, Inc. 3.600% 5/15/24	175,000	176,763
Willis North America, Inc. 7.000% 9/29/19	43,000	47,271
XLIT Ltd. 4.450% 3/31/25	75,000	77,319
XLIT Ltd. 5.500% 3/31/45	200,000	213,439

		6,075,821

Internet — 0.6%
Baidu, Inc. 2.250% 11/28/17	200,000	200,229
Expedia, Inc. 5.000% 2/15/26	280,000	306,588
Expedia, Inc. 7.456% 8/15/18	320,000	338,300
Netflix, Inc. (c) 4.375% 11/15/26	440,000	438,900

		1,284,017

Investment Companies — 0.2%
Ares Capital Corp. 3.875% 1/15/20	205,000	209,021
FS Investment Corp. 4.000% 7/15/19	200,000	202,020

		411,041

Iron & Steel — 0.2%
Reliance Steel & Aluminum Co. 4.500% 4/15/23	65,000	68,661
Vale Overseas Ltd. 5.875% 6/10/21	175,000	187,862
Vale Overseas Ltd. 6.875% 11/21/36	100,000	107,250

		363,773

Lodging — 0.3%
MGM Resorts International 4.625% 9/01/26	534,000	539,340

Media — 2.9%
Altice Financing SA (c) 6.625% 2/15/23	200,000	212,188
CBS Corp. 7.875% 7/30/30	100,000	137,885
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	600,000	632,250
Charter Communications Operating LLC/Charter Communications Operating Capital (c) (d) 5.375% 5/01/47	476,000	503,581

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. 3.400% 7/15/46	$140,000	$127,484
Discovery Communications LLC 4.875% 4/01/43	200,000	186,729
DISH DBS Corp. 5.875% 11/15/24	1,000,000	1,066,970
SFR Group SA (c) 6.250% 5/15/24	800,000	845,000
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	1,000,000	1,033,750
TEGNA, Inc. 5.125% 7/15/20	500,000	512,500
Time Warner Cable, Inc. 4.500% 9/15/42	400,000	380,596
Time Warner Cable, Inc. 5.500% 9/01/41	240,000	257,920

		5,896,853

Mining — 0.2%
Glencore Funding LLC (c) 4.000% 4/16/25	280,000	280,109
Glencore Funding LLC (c) 4.625% 4/29/24	200,000	209,080

		489,189

Miscellaneous – Manufacturing — 0.2%
Carlisle Cos., Inc. 3.750% 11/15/22	85,000	85,708
General Electric Corp. 6.875% 1/10/39	72,000	104,366
Textron, Inc. 3.650% 3/15/27	110,000	110,429
Textron, Inc. 4.300% 3/01/24	120,000	127,429

		427,932

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc. 3.375% 10/01/21	675,000	670,477
Pitney Bowes, Inc. 4.750% 5/15/18	10,000	10,246
Pitney Bowes, Inc. 5.750% 9/15/17	14,000	14,099

		694,822

Oil & Gas — 2.0%
Anadarko Petroleum Corp. 5.550% 3/15/26	150,000	167,626
Cimarex Energy Co. 3.900% 5/15/27	90,000	90,493
Citgo Holding, Inc. (c) 10.750% 2/15/20	500,000	543,125
Diamond Offshore Drilling, Inc. 5.875% 5/01/19	175,000	179,812

	Principal Amount	Value
Encana Corp. 6.500% 2/01/38	$85,000	$96,664
EP Energy LLC/Everest Acquisition Finance, Inc. (c) 8.000% 2/15/25	220,000	163,900
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	47,000	37,071
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	35,000	36,702
Jupiter Resources, Inc. (c) 8.500% 10/01/22	225,000	168,750
Marathon Petroleum Corp. 6.500% 3/01/41	175,000	202,106
Murphy Oil USA, Inc. 6.000% 8/15/23	175,000	184,625
Nabors Industries, Inc. (c) 5.500% 1/15/23	220,000	208,450
Newfield Exploration Co. 5.375% 1/01/26	1,000,000	1,035,000
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	200,000	197,000
Petroleos Mexicanos 6.625% 6/15/38	51,000	51,638
Petroleos Mexicanos 3.125% 1/23/19	25,000	25,175
Petroleos Mexicanos 5.500% 1/21/21	375,000	393,375
Petroleos Mexicanos 6.375% 1/23/45	35,000	34,125
Petroleos Mexicanos (c) 6.500% 3/13/27	65,000	69,826
Pioneer Natural Resources Co. 4.450% 1/15/26	65,000	68,345
Rowan Cos., Inc. 4.875% 6/01/22	151,000	140,052

		4,093,860

Oil & Gas Services — 0.2%
National Oilwell Varco, Inc. 2.600% 12/01/22	209,000	202,081
National Oilwell Varco, Inc. 3.950% 12/01/42	239,000	197,178

		399,259

Packaging & Containers — 0.2%
Brambles USA, Inc. (c) 4.125% 10/23/25	90,000	92,309
Brambles USA, Inc. (c) 5.350% 4/01/20	35,000	37,550
BWAY Holding Co. (c) 5.500% 4/15/24	200,000	204,250

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sonoco Products Co. 4.375% 11/01/21	$100,000	$105,720

		439,829

Pharmaceuticals — 1.2%
AbbVie, Inc. 3.200% 5/14/26	215,000	212,461
AbbVie, Inc. 4.700% 5/14/45	200,000	212,528
AstraZeneca PLC 6.450% 9/15/37	250,000	336,674
Express Scripts Holding Co. 4.500% 2/25/26	185,000	196,065
Express Scripts Holding Co. 4.800% 7/15/46	185,000	188,177
McKesson Corp. 4.883% 3/15/44	70,000	76,150
Mylan NV 5.250% 6/15/46	250,000	273,475
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	400,000	396,469
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	85,000	78,292
Valeant Pharmaceuticals International, Inc. (c) 6.125% 4/15/25	113,000	95,626
Valeant Pharmaceuticals International, Inc. (c) 7.000% 10/01/20	200,000	196,750
Valeant Pharmaceuticals International, Inc. (c) 7.000% 3/15/24	115,000	120,894

		2,383,561

Pipelines — 2.2%
Energy Transfer LP 4.150% 10/01/20	60,000	62,316
Energy Transfer LP 4.200% 4/15/27	170,000	169,948
Energy Transfer LP 4.750% 1/15/26	200,000	208,064
EnLink Midstream Partners LP 2.700% 4/01/19	200,000	199,562
EnLink Midstream Partners LP 4.850% 7/15/26	138,000	143,578
Enterprise Products Operating LLC 5.700% 2/15/42	16,000	18,728
Enterprise Products Operating LLC 5.950% 2/01/41	135,000	159,929
Enterprise Products Operating LLC 6.125% 10/15/39	12,000	14,385

	Principal Amount	Value
Kinder Morgan Energy Partners LP 6.375% 3/01/41	$65,000	$73,293
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	94,112
Kinder Morgan Energy Partners LP 6.550% 9/15/40	80,000	91,504
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	17,914
Kinder Morgan, Inc. 3.050% 12/01/19	250,000	254,344
Kinder Morgan, Inc. (c) 5.625% 11/15/23	225,000	248,951
MPLX LP 4.125% 3/01/27	110,000	110,375
MPLX LP 4.875% 12/01/24	239,000	254,814
MPLX LP 4.875% 6/01/25	668,000	708,346
MPLX LP 5.200% 3/01/47	40,000	41,195
MPLX LP 5.500% 2/15/23	142,000	145,801
Phillips 66 Partners LP 4.900% 10/01/46	90,000	88,597
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	215,000	217,440
Sabine Pass Liquefaction LLC 5.625% 3/01/25	638,000	703,752
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (c) 5.500% 9/15/24	102,000	103,275
Western Gas Partners LP 4.000% 7/01/22	186,000	190,667

		4,320,890

Real Estate — 0.1%
ProLogis LP 3.350% 2/01/21	165,000	170,405

Real Estate Investment Trusts (REITS) — 1.4%
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	306,524
Crown Castle International Corp. 4.000% 3/01/27	125,000	128,660
Crown Castle International Corp. 4.750% 5/15/47	70,000	71,234
CubeSmart LP 3.125% 9/01/26	305,000	289,818
DCT Industrial Operating Partnership LP 4.500% 10/15/23	60,000	63,149
DDR Corp. 4.750% 4/15/18	275,000	280,382
Digital Realty Trust LP 3.400% 10/01/20	140,000	143,586

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Digital Realty Trust LP 3.950% 7/01/22	$240,000	$251,576
Federal Realty Investment Trust 5.900% 4/01/20	25,000	27,408
Healthcare Trust of America Holdings LP 2.950% 7/01/22	115,000	115,034
Healthcare Trust of America Holdings LP 3.750% 7/01/27	240,000	237,229
Highwoods Realty LP 7.500% 4/15/18	110,000	114,490
Host Hotels & Resorts LP 3.875% 4/01/24	255,000	259,389
Mid-America Apartments LP 3.600% 6/01/27	185,000	184,501
UDR, Inc. 3.500% 7/01/27	240,000	236,774
Weingarten Realty Investors 3.250% 8/15/26	75,000	71,494

		2,781,248

Retail — 1.6%
Advance Auto Parts, Inc. 4.500% 12/01/23	500,000	530,654
CVS Health Corp. 6.125% 9/15/39	25,000	31,308
CVS Pass-Through Trust (c) 5.926% 1/10/34	214,646	246,069
CVS Pass-Through Trust (c) 7.507% 1/10/32	16,410	20,274
Dollar Tree, Inc. 5.750% 3/01/23	1,000,000	1,055,300
El Puerto de Liverpool SAB de CV (c) 3.950% 10/02/24	280,000	281,750
The Home Depot, Inc. 5.950% 4/01/41	100,000	132,216
Penske Automotive Group, Inc. 5.500% 5/15/26	500,000	497,500
Tiffany & Co. 4.900% 10/01/44	105,000	100,792
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	264,394

		3,160,257

Semiconductors — 0.7%
NXP BV/NXP Funding LLC (c) 3.750% 6/01/18	110,000	111,650
NXP BV/NXP Funding LLC (c) 4.625% 6/01/23	1,000,000	1,078,750
QUALCOMM, Inc. 4.300% 5/20/47	230,000	234,950

		1,425,350

	Principal Amount	Value
Software — 0.2%
CA, Inc. 3.600% 8/15/22	$130,000	$131,459
Oracle Corp. 5.375% 7/15/40	250,000	304,053

		435,512

Telecommunications — 1.4%
AT&T, Inc. 3.800% 3/01/24	265,000	270,991
AT&T, Inc. 4.750% 5/15/46	305,000	299,084
AT&T, Inc. 5.250% 3/01/37	215,000	229,056
Embarq Corp. 7.995% 6/01/36	45,000	45,450
Hughes Satellite Systems Corp. 6.625% 8/01/26	444,000	477,300
Motorola Solutions, Inc. 3.500% 3/01/23	90,000	90,398
T-Mobile USA, Inc. 5.375% 4/15/27	165,000	176,963
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	325,000	331,116
Verizon Communications, Inc. 4.125% 3/16/27	200,000	206,556
Verizon Communications, Inc. 5.150% 9/15/23	135,000	149,956
Verizon Communications, Inc. 6.550% 9/15/43	357,000	442,775

		2,719,645

Transportation — 0.4%
Asciano Finance Ltd. (c) 4.625% 9/23/20	45,000	46,834
The Kenan Advantage Group, Inc. (c) 7.875% 7/31/23	720,000	756,000
Ryder System, Inc. 2.550% 6/01/19	30,000	30,312

		833,146

Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 2.500% 6/15/19	145,000	145,738

TOTAL CORPORATE DEBT (Cost $76,183,883)		78,712,749

MUNICIPAL OBLIGATIONS — 0.2%
State of California BAB 7.550% 4/01/39	125,000	190,840

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB 7.600% 11/01/40	$150,000	$233,491

		424,331

TOTAL MUNICIPAL OBLIGATIONS (Cost $353,697)		424,331

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.1%
Auto Floor Plan ABS — 0.1%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (c) 2.712% 10/20/20	110,000	110,000

Automobile ABS — 1.4%
American Credit Acceptance Receivables Trust, Series 2016-1A, Class A (c) 2.370% 5/12/20	33,059	33,074
CFC LLC, Series 2014-2A, Class A (c) 1.440% 11/16/20	17,985	17,972
CPS Auto Trust, Series 2014-C, Class A (c) 1.310% 2/15/19	7,348	7,347
Drive Auto Receivables Trust, Series 2016-BA, Class B (c) 2.560% 6/15/20	140,000	140,459
Drive Auto Receivables Trust, Series 2016-AA, Class B (c) 3.170% 5/15/20	185,794	186,144
Flagship Credit Auto Trust, Series 2016-4, Class C (c) 2.710% 11/15/22	300,000	297,022
Flagship Credit Auto Trust, Series 2016-2, Class A2 (c) 3.050% 8/16/21	500,000	504,119
GLS Auto Receivables Trust, Series 2015-1A, Class A (c) 2.250% 12/15/20	29,600	29,562
Oscar US Funding Trust II, Series 2015-1A, Class A4 (c) 2.440% 6/15/22	320,000	317,597
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (c) 2.689% 7/15/20	140,579	140,938
Oscar US Funding Trust V, Series 2016-2A, Class A4 (c) 2.990% 12/15/23	600,000	597,725
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (c) 3.300% 5/10/24	150,000	151,191
Santander Drive Auto Receivables Trust, Series 2015-3, Class C 2.740% 1/15/21	200,000	201,858

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2014-4, Class D 3.100% 11/16/20	$280,000	$284,104

		2,909,112

Commercial MBS — 1.6%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.158% 2/10/51	31,166	31,437
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.466% 2/10/51	241,959	243,713
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.509% 2/10/51	100,000	101,347
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	188,875	189,083
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	109,540	110,162
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	200,000	200,356
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AM, VRN 6.084% 6/11/50	115,000	116,136
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class A5 3.961% 3/10/47	152,000	160,379
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS2, Class AM 4.199% 3/10/47	100,000	105,670
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class A4, VRN 4.236% 2/10/47	110,000	118,202
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.397% 5/10/48	110,000	104,648
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (c) 4.238% 1/10/34	100,000	104,506
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	152,530	152,885

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	$115,000	$116,005
Morgan Stanley Capital I, Series 2007-HQ11, Class AJ, VRN 5.508% 2/12/44	91,455	91,481
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.475% 8/15/39	14,102	14,086
VNO Mortgage Trust, Series 2013-PENN, Class A (c) 3.808% 12/13/29	110,000	115,226
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.174% 2/15/51	500,000	500,000
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, VRN 3.848% 5/15/48	140,000	136,897
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	115,215
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C, VRN 5.060% 8/15/45	100,000	104,337
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN (c) 5.861% 11/15/44	170,000	183,070
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN (c) 5.861% 11/15/44	115,000	120,841

		3,235,682

Home Equity ABS — 0.5%
Accredited Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.470% 9/25/35	57,389	57,214
ACE Securities Corp., Series 2005-HE5, Class M2, 1 mo. USD LIBOR + .735%, FRN 1.951% 8/25/35	109,668	110,056
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE12, Class M1, 1 mo. USD LIBOR + .480%, FRN 1.696% 12/25/35	190,414	190,903
Conseco Finance Corp., Series 2002-A, Class M1, 1 mo. LIBOR + 1.850%, FRN 3.009% 4/15/32	35,527	35,692
Countrywide Partnership Trust, Series 2004-EC1, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.116% 2/25/35	193,391	175,190

	Principal Amount	Value
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .240%, FRN (c) 1.456% 10/25/34	$132,268	$131,936
JP Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A2V2, 1 mo. USD LIBOR + .220%, FRN 1.436% 10/25/35	31,776	31,834
MASTR Asset Backed Securities Trust, Series 2005, Class M1, 1 mo. USD LIBOR + .720%, FRN 1.936% 12/25/34	99,504	95,231
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.936% 3/25/35	57,533	57,566
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6, STEP 6.347% 10/25/28	1	1
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.586% 1/25/36	28,173	28,163
Option One Mortgage Loan Trust, Series 2005-5, Class A3, 1 mo. USD LIBOR + .210%, FRN 1.426% 12/25/35	76,984	77,057
Option One Mortgage Loan Trust, Series 2005-3, Class M1, 1 mo. USD LIBOR + .470%, FRN 1.686% 8/25/35	30,291	30,336
Residential Asset Securities Corp., Series 2005-AHL3, Class A2, 1 mo. USD LIBOR + .240%, FRN 1.456% 11/25/35	8,147	8,135

		1,029,314

Other ABS — 17.7%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (c) 3.260% 9/15/72	89,025	83,535
Aames Mortgage Investment Trust, Series 2004-1, Class M5, 1 mo. USD LIBOR + 1.725%, FRN 2.941% 1/25/35	76,255	75,974
AIMCO CLO, Series 2014-AA, Class AR, 3 mo. USD LIBOR + 1.100%, FRN (c) 2.181% 7/20/26	250,000	249,992
ALM VII Ltd., Series 2012-7A, Class A1R, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.638% 10/15/28	390,000	392,427

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ALM VIII Ltd., Series 2013-8A, Class A1R, 3 mo. USD LIBOR + 1.490%, FRN (c) 2.648% 10/15/28	$670,000	$676,606
ALM XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.150%, FRN (c) 2.322% 7/28/26	500,000	501,300
Alterna Funding I LLC, Series 2014-1A, Class NOTE (c) 1.639% 2/15/21	23,544	23,309
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (c) 2.616% 10/20/28	250,000	250,771
Arbys Funding LLC, Series 2015-1A, Class A2 (c) 4.969% 10/30/45	265,950	266,449
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%, FRN 2.116% 10/25/34	416,162	397,565
ARL First LLC, Series 2012-1A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (c) 2.744% 12/15/42	175,148	170,445
AVANT Loans Funding Trust, Series 2016-B, Class A (c) 3.920% 8/15/19	7,263	7,265
Avery Point III CLO Ltd., Series 2013-3A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (c) 2.278% 1/18/25	250,000	250,061
Avery Point V CLO Ltd., Series 2014-5A, Class A, 3 mo. USD LIBOR + 1.460%, FRN (c) 2.618% 7/17/26	250,000	250,015
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.621% 8/05/27	445,000	447,402
Bain Capital Credit CLO, Series 2017-1A, Class A1, 3 mo. USD LIBOR + 1.250%, FRN (c) (d) 1.000% 7/20/30	330,000	330,000
Birchwood Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (c) 2.338% 7/15/26	250,000	250,142
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 144A, STEP (c) 4.213% 12/16/41	486,979	499,010

	Principal Amount	Value
BlueMountain CLO Ltd., Series 2015-2A, Class A1, 3 mo. USD LIBOR + 1.430%, FRN (c) 2.588% 7/18/27	$305,000	$306,355
BlueVirgo Trust, Series 2015-1A, Class NOTE (c) 3.000% 12/15/22	244,636	246,028
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A (c) 2.940% 5/25/29	217,189	217,270
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class B, VRN (c) 3.240% 5/25/29	179,417	179,006
Capital Automotive REIT, Series 2014-1A, Class A (c) 3.660% 10/15/44	100,000	100,679
Capital Automotive REIT, Series 2017-1A, Class A2 (c) 4.180% 4/15/47	159,733	161,201
Carlyle Global Market Strategies CLO Ltd., Series 2013-4A, Class A1, 3 mo. USD LIBOR + 1.470%, FRN (c) 2.628% 10/15/25	600,000	602,565
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (c) 1.416% 11/25/45	3,678	3,679
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class A2A, 1 mo. USD LIBOR + ..150%, FRN 1.366% 8/25/36	50,122	49,854
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (c) 4.474% 3/20/43	405,840	405,762
CLI Funding V LLC, Series 2014-2A, Class A (c) 3.380% 10/18/29	72,636	72,555
CLI Funding VI LLC, Series 2017-1A, Class A (c) 3.620% 5/18/42	375,430	375,388
CLI Funding VI LLC, Series 2016-1A, Class A (c) 4.210% 2/18/41	481,903	475,194
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.676% 9/25/34	54,572	54,511
CWABS Asset-Backed Certificates Trust, Series 2005-4, Class MV5, 1 mo. USD LIBOR + .670%, FRN 1.886% 10/25/35	440,000	416,269
DB Master Finance LLC, Series 2015-1A, Class A2I (c) 3.262% 2/20/45	508,300	510,580

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DB Master Finance LLC, Series 2015-1A, Class A2II (c) 3.980% 2/20/45	$391,000	$400,505
Diamond Resorts Owner Trust, Series 2013-2, Class A (c) 2.270% 5/20/26	66,655	66,303
Diamond Resorts Owner Trust, Series 2016-1, Class B (c) 3.370% 11/20/28	746,191	740,964
Diamond Resorts Owner Trust, Series 2015-2, Class B (c) 3.540% 5/22/28	90,163	90,169
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (c) 3.484% 10/25/45	414,750	417,662
Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23 (c) (d) 4.118% 7/25/47	170,000	170,000
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (c) 4.474% 10/25/45	612,250	630,715
Dong Fang Container Finance II SPV Ltd., Series 2014-1A, Class A2 (c) 3.550% 11/25/39	193,631	187,972
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (c) 5.800% 7/15/24	18,718	18,827
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (c) 2.730% 4/25/28	309,291	306,740
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class B (c) 3.220% 4/25/28	188,592	184,885
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (c) 2.707% 2/19/45	66,450	65,422
Element Rail Leasing II LLC, Series 2015-1A, Class A2 (c) 3.585% 2/19/45	160,000	157,124
Element Rail Leasing II LLC, Series 2016-1A, Class A1 (c) 3.968% 3/19/46	181,104	183,110
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (c) 4.212% 10/15/42	203,855	203,726
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.456% 1/25/36	10,738	10,728
Fremont Home Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .720%, FRN 1.936% 6/25/35	85,013	85,049

	Principal Amount	Value
Galaxy XX CLO Ltd., Series 2015-20A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (c) 2.606% 7/20/27	$340,000	$340,024
Global SC Finance IV Ltd., Series 2017-1A, Class A (c) 3.850% 4/15/37	286,093	289,917
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (c) 2.306% 4/25/25	365,000	364,998
Goodgreen Trust, Series 2016-1A, Class A (c) 3.230% 10/15/52	468,075	455,568
Goodgreen Trust, Series 2017-1A, Class A (c) 3.740% 10/15/52	238,284	240,897
Helios Issuer LLC, Series 2017-1A, Class A (c) 4.940% 9/20/49	300,000	299,693
Hercules Capital Funding Trust, Series 2014-1A, Class A (c) 3.524% 4/16/21	169,524	169,894
HERO Funding Trust, Series 2016-3A, Class A1 (c) 3.080% 9/20/42	275,383	279,256
HERO Funding Trust, Series 2016-4A, Class A2 (c) 4.290% 9/20/47	254,190	271,149
Hilton Grand Vacations Trust, Series 2014-AA, Class A (c) 1.770% 11/25/26	54,025	53,025
Hilton Grand Vacations Trust, Series 2013-A, Class A (c) 2.280% 1/25/26	66,287	65,867
J.G. Wentworth XXXV LLC, Series 2015-2A, Class A (c) 3.870% 3/15/58	87,134	86,288
JP Morgan Mortgage Acquisition Trust, Series 2006-CH1, Class A5, 1 mo. USD LIBOR + .230%, FRN 1.446% 7/25/36	120,455	120,016
KKR Financial CLO Ltd., Series 2018, Class A, 3 mo. USD LIBOR + 1.270%, FRN (c) (d) 0.000% 7/18/30	300,000	300,000
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1 (c) 4.300% 1/15/42	457,760	456,137
LCM XXIII Ltd., Series 23A, Class A1, 3 mo. USD LIBOR + 1.400%, FRN (c) 2.556% 10/20/29	480,000	483,714

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 2.011% 2/25/35	$87,315	$87,527
Madison Park Funding Ltd., Series 2016-22A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.636% 10/25/29	250,000	252,666
Madison Park Funding XIV Ltd., Series 2014-14A, Class A1R, 3 mo. USD LIBOR + 1.120%, FRN (c) 2.276% 7/20/26	500,000	500,212
Mariner Finance Issuance Trust, Series 2017-AA, Class A (c) 3.620% 2/20/29	320,000	322,066
Marlette Funding Trust, Series 2016-1A, Class A (c) 3.060% 1/17/23	462,521	461,751
Marlette Funding Trust, Series 2017-2A, Class B (c) 3.190% 7/15/24	140,000	139,988
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3, 1 mo. USD LIBOR + .705%, FRN 1.921% 4/25/36	12,151	12,185
Miramax LLC, Series 2014-1A, Class A2 (c) 3.340% 7/20/26	306,072	304,730
Mosaic Solar Loans LLC, Series 2017-1A, Class A (c) 4.450% 6/20/42	101,449	102,958
MVW Owner Trust, Series 2013-1A, Class A (c) 2.150% 4/22/30	58,221	57,670
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (c) 1.558% 7/20/18	18,445	18,434
Nations Equipment Finance Funding III LLC, Series 2016-1A, Class A (c) 3.610% 2/20/21	185,363	186,120
New Residential Advance Receivables Trust, Series 2016-T2, Class AT2 (c) 2.575% 10/15/49	1,800,000	1,788,321
Nomad CLO Ltd., Series 2013-1A, Class A1, 3 mo. USD LIBOR + 1.200%, FRN (c) 2.358% 1/15/25	156,162	156,271
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (c) 2.833% 10/16/51	1,700,000	1,680,822
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (c) 3.107% 12/15/50	470,000	463,597

	Principal Amount	Value
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (c) 2.276% 4/20/25	$225,000	$225,035
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 3 mo. USD LIBOR + 1.410%, FRN (c) 2.592% 8/15/29	480,000	483,072
OnDeck Asset Securitization Trust II LLC, Series 2016-1A, Class A (c) 4.210% 5/17/20	120,000	119,434
OneMain Financial Issuance Trust, Series 2014-2A, Class A (c) 2.470% 9/18/24	31,867	31,895
Orange Lake Timeshare Trust, Series 2014-AA, Class A (c) 2.290% 7/09/29	38,027	37,501
Orange Lake Timeshare Trust, Series 2016-A, Class B (c) 2.910% 3/08/29	208,331	206,462
Ownit Mortgage Loan Trust, Series 2005-2, Class M4, 1 mo. USD LIBOR + .930%, FRN 2.146% 3/25/36	24,501	24,546
Oxford Finance Funding Trust, Series 2014-1A, Class A (c) 3.475% 12/15/22	189,794	189,363
Park Place Securities Inc, Series 2005-WCW2, Class M1, ABS, 1 mo. USD LIBOR + .500%, FRN 1.716% 7/25/35	63,386	63,489
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.476% 9/25/35	3,621	3,624
Park Place Securities, Inc., Series 2005-WCW3, Class M1, 1 mo. USD LIBOR + .480%, FRN 1.696% 8/25/35	92,081	90,779
Popular ABS Mortgage Pass-Through Trust, Series 2006-B, Class A3, 1 mo. USD LIBOR + .280%, FRN 1.496% 5/25/36	85,787	85,611
RAAC, Series 2006-RP2, Class A, 1 mo. USD LIBOR + ..250%, FRN (c) 1.466% 2/25/37	41,989	41,884
Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 3 mo. USD LIBOR + 1.340%, FRN (c) 2.512% 2/20/30	250,000	250,561
Seneca Park CLO Ltd., Series 2014-1A, Class AR, 3 mo. USD LIBOR + 1.120%, FRN (c) 2.278% 7/17/26	250,000	250,118

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A (c) 2.580% 9/20/32	$99,391	$99,628
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (c) 3.080% 9/20/32	43,732	43,920
Sierra Receivables Funding Co. LLC, Series 2016-1A, Class B (c) 3.670% 3/21/33	119,335	120,614
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B (c) 3.020% 6/20/32	58,724	57,845
SoFi Consumer Loan Program LLC, Series 2016-3, Class A (c) 3.050% 12/26/25	284,053	286,235
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (c) 3.060% 9/25/28	1,430,219	1,445,201
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (c) 3.260% 8/25/25	715,325	724,630
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (c) 3.280% 2/25/26	567,046	564,908
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.666% 6/25/36	58,642	58,690
Spirit Master Funding LLC, Series 2014-4A, Class A1 (c) 3.501% 1/20/45	110,000	109,595
SpringCastle America Funding LLC, Series 2016-AA, Class A (c) 3.050% 4/25/29	342,519	344,537
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (c) 2.750% 11/15/49	710,000	711,267
Store Master Funding LLC, Series 2013-3A, Class A1 (c) 4.240% 11/20/43	113,225	115,596
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A (c) 4.190% 1/15/71	308,084	302,004
Symphony CLO XV Ltd., Series 2014-15A, Class AR, 3 mo. USD LIBOR + 1.180%, FRN (c) 2.338% 10/17/26	300,000	300,919
Taco Bell Funding LLC, Series 2016-1A, Class A2I (c) 3.832% 5/25/46	476,400	485,966
Taco Bell Funding LLC, Series 2016-1A, Class A23 (c) 4.970% 5/25/46	436,700	461,440

	Principal Amount	Value
TAL Advantage LLC, Series 2014-2A, Class A1 (c) 1.700% 5/20/39	$57,511	$57,390
TCI-Symphony CLO Ltd., Series 2016-1A, Class A, 3 mo. USD LIBOR + 1.480%, FRN (c) 2.398% 10/13/29	320,000	322,372
Textainer Marine Containers Ltd., Series 2017-2A, Class A (c) 3.520% 6/20/42	230,000	229,959
Textainer Marine Containers V Ltd., Series 2017-1A, Class A (c) 3.720% 5/20/42	397,784	401,450
Trafigura Securitisation Finance PLC, Series 2017-1A, Class B, 1 mo. USD LIBOR + 1.700%, FRN (c) 2.906% 12/15/20	230,000	230,000
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	36,339	36,130
Triton Container Finance VI LLC, Series 2017-1A, Class A (c) 3.520% 6/20/42	190,000	189,706
VSE VOI Mortgage LLC, Series 2016-A, Class B (c) 2.740% 7/20/33	109,272	108,363
Welk Resorts LLC, Series 2017-AA, Class B (c) 3.410% 6/15/33	270,000	269,432
Wendys Funding LLC, Series 2015-1A, Class A2I (c) 3.371% 6/15/45	368,438	369,901
Wendys Funding LLC, Series 2015-1A, Class A2II (c) 4.080% 6/15/45	324,225	328,997
Wendys Funding LLC, Series 2015-1A, Class A23 (c) 4.497% 6/15/45	343,875	353,199
Westgate Resorts LLC, Series 2014-1A, Class A (c) 2.150% 12/20/26	97,828	96,919
Westgate Resorts LLC, Series 2017-1A, Class A (c) 3.050% 12/20/30	254,707	254,287

		35,615,300

Student Loans ABS — 7.4%
Academic Loan Funding Trust, Series 2012-1A, Class A2, 1 mo. USD LIBOR + 1.100%, FRN (c) 2.316% 12/27/44	470,000	468,262

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2006-1, Class B, 3 mo. USD LIBOR + .450%, FRN 1.639% 8/25/37	$557,594	$500,936
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.716% 7/25/58	130,000	111,277
AccessLex Institute, Series 2004-A, Class A3, 28 Day ARS, FRN 1.699% 7/01/39	400,000	393,532
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.160% 7/01/38	32,709	30,929
Commonbond Student Loan Trust, Series 2017-AGS, Class C (c) 5.280% 5/25/41	450,000	448,179
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B (c) 2.500% 1/25/30	253,427	237,523
DRB Prime Student Loan Trust, Series 2016-B, Class A2 (c) 2.890% 6/25/40	277,066	277,231
DRB Prime Student Loan Trust, Series 2015-A, Class A2 (c) 3.060% 7/25/31	137,899	134,008
DRB Prime Student Loan Trust, Series 2016-R, Class A2 (c) 3.070% 10/25/44	830,505	833,412
DRB Prime Student Loan Trust, Series 2015-B, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (c) 3.116% 10/27/31	127,870	130,213
Earnest Student Loan Program LLC, Series 2016-D, Class A2 (c) 2.720% 1/25/41	331,535	332,036
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (c) 3.266% 2/26/35	356,362	357,615
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (c) 2.566% 7/26/66	598,939	602,117
KeyCorp Student Loan Trust, Series 2004-A, Class 2B, 3 mo. USD LIBOR + .530%, FRN 1.700% 1/27/42	91,473	90,677
KeyCorp Student Loan Trust, Series 1999-B, Class CTFS, 3 mo. USD LIBOR + .900%, FRN 2.089% 11/25/36	56,135	55,426
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (c) 2.366% 7/26/66	800,000	799,999

	Principal Amount	Value
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (c) 2.516% 3/25/66	$2,140,000	$2,185,713
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (c) 2.774% 12/26/40	208,132	208,551
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (c) 3.600% 12/26/40	233,111	233,007
Nelnet Student Loan Trust, Series 2006-3, Class B, 3 mo. USD LIBOR + .250%, FRN 1.546% 6/25/41	186,614	160,474
Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 28 day ARS,FRN 2.139% 3/22/32	150,000	140,706
Nelnet Student Loan Trust, Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (c) 2.216% 11/25/36	200,000	174,427
Nelnet Student Loan Trust, Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000%, FRN (c) 2.216% 6/25/42	150,000	135,602
Nelnet Student Loan Trust, Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.524% 6/25/41	100,000	90,352
Nelnet Student Loan Trust, Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.524% 5/26/54	100,000	90,465
Nelnet Student Loan Trust, Series 2014-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.716% 10/25/47	440,000	401,064
Pennsylvania Higher Education Assistance Agency, Series 2015-1A, Class B, 1 mo. USD LIBOR + 1.500%, FRN (c) 2.716% 4/25/45	130,000	119,405
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (c) 2.166% 11/25/65	555,165	556,173
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.608% 7/15/36	190,000	173,900

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2002-7, Class A11, 28 Day ARS, FRN 1.000% 3/15/28	$100,000	$100,000
SLM Student Loan Trust, Series 2005-3, Class B, 3 mo. USD LIBOR + .150%, FRN 1.306% 4/25/40	160,230	146,372
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.366% 10/25/40	189,068	175,263
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.456% 1/25/41	118,442	107,632
SLM Student Loan Trust, Series 2004-3, Class B, 3 mo. USD LIBOR + .470%, FRN 1.626% 10/25/64	156,657	136,764
SLM Student Loan Trust, Series 2013-2, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.716% 6/25/43	310,000	303,894
SLM Student Loan Trust, Series 2013-1, Class B, ABS, FRN, 1 mo. USD LIBOR + 1.800%, FRN 3.016% 11/25/70	381,000	375,006
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 4.500% 6/17/30	50,000	50,000
SLM Student Loan Trust, Series 2002-7, Class B, 28 Day ARS, FRN 4.714% 12/15/39	600,000	594,177
SMB Private Education Loan Trust, Series 2016-B, Class A2A (c) 2.430% 2/17/32	228,000	226,357
SoFi Professional Loan Program LLC, Series 2015-A, Class RC, (Acquired 4/19/17, Cost $562,750) (c) (e) 3/25/33	200	510,000
SoFi Professional Loan Program LLC, Series 2016-E, Class A2B (c) 2.490% 1/25/36	250,000	249,547
SoFi Professional Loan Program LLC, Series 2016-B, Class A2B (c) 2.740% 10/25/32	300,000	299,676
SoFi Professional Loan Program LLC, Series 2016-A, Class A1, 1 mo. USD LIBOR + 1.750%, FRN (c) 2.966% 8/25/36	115,531	118,849
SoFi Professional Loan Program LLC, Series 2014-A, Class A2 (c) 3.020% 10/25/27	44,750	45,233

	Principal Amount	Value
SoFi Professional Loan Program LLC, Series 2017-C, Class C, VRN (c) 4.210% 7/25/40	$180,000	$175,613
SoFi Professional Loan Program LLC, Series 2017-A, Class C, VRN (c) 4.430% 3/26/40	170,000	168,053
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%, FRN 2.716% 1/25/36	162,370	162,878
South Carolina Student Loan Corp., Series 2014-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.727% 8/01/35	550,000	509,097

		14,927,622

WL Collateral CMO — 0.4%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7, VRN 3.329% 8/25/34	37,362	37,306
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.467% 2/25/34	10,494	10,621
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	4,342	4,160
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.627% 8/25/34	7,315	7,562
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.067% 8/25/34	33,560	32,253
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (c) 3.500% 1/25/47	536,194	540,082
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	2,875	2,766
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.340% 7/25/33	1,984	2,043
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.375% 2/25/34	121	129
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.425% 3/25/34	15,633	16,137
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.132% 4/25/44	45,068	46,174

		699,233

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.452% 6/25/32	$13,007	$13,077

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $58,307,778)		58,539,340

SOVEREIGN DEBT OBLIGATIONS — 0.8%
Brazilian Government International Bond 4.875% 1/22/21	100,000	104,800
Colombia Government International Bond 6.125% 1/18/41	440,000	507,320
Mexico Government International Bond 6.750% 9/27/34	375,000	478,039
Mexico Government International Bond 4.750% 3/08/44	554,000	554,554

		1,644,713

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,656,956)		1,644,713

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 19.9%
Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	251,311	256,654
Series 4290, Class CA 3.500% 12/15/38	159,072	165,281
Series 2617, Class Z 5.500% 5/15/33	130,237	144,476
Series 2693, Class Z 5.500% 10/15/33	238,974	260,995
Series 3423, Class PB 5.500% 3/15/38	68,991	76,048
Series 2178, Class PB 7.000% 8/15/29	14,530	16,128
Federal National Mortgage Association
Series 2014-7, Class VA 3.500% 5/25/25	113,949	119,618
Series 2014-48, Class AB 4.000% 10/25/40	231,823	243,476
Series 2007-32, Class Z 5.500% 4/25/37	103,416	113,898
Series 2010-60, Class HJ 5.500% 5/25/40	51,676	55,994

	Principal Amount	Value
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	$63,620	$69,573
Vendee Mortgage Trust Series 1992-1, Class 2Z 7.750% 5/15/22	7,695	8,439

		1,530,580

Pass-Through Securities — 19.2%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	876,314	903,015
Pool #Q41916 3.500% 7/01/46	324,297	335,698
Pool #Q42045 3.500% 7/01/46	130,128	134,702
Pool #Q44275 3.500% 11/01/46	250,610	259,421
Pool #Q44277 3.500% 11/01/46	59,202	61,154
Pool #Q45741 3.500% 1/01/47	658,665	680,483
Pool #Q46465 3.500% 3/01/47	1,190,965	1,224,461
Pool #Q47742 4.000% 4/01/47	222,768	236,873
Pool #Q47730 4.000% 4/01/47	273,993	291,342
Pool #C03537 4.500% 8/01/40	207,935	225,049
Pool #G06057 4.500% 10/01/40	180,988	195,205
Pool #G60485 4.500% 10/01/41	215,974	233,007
Pool #G60469 4.500% 1/01/42	144,090	155,409
Pool #G60172 4.500% 9/01/43	232,570	251,784
Pool #G11476 5.000% 11/01/18	6,536	6,641
Pool #B16010 5.000% 8/01/19	225	231
Pool #B17058 5.000% 9/01/19	643	664
Pool #B18677 5.000% 1/01/20	407	419
Pool #G11431 6.000% 2/01/18	1	1
Pool #G01311 7.000% 9/01/31	1,210	1,411
Pool #C80207 7.500% 9/01/24	991	1,109

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #C00530 7.500% 7/01/27	$1,007	$1,171
Pool #C00563 7.500% 11/01/27	3,539	4,121
Pool #C00612 7.500% 4/01/28	206	239
Pool #C55867 7.500% 2/01/30	4,138	4,743
Federal Home Loan Mortgage Corp. TBA
Pool #292 3.500% 6/01/44 (d)	2,150,000	2,208,369
Pool #5992 4.000% 9/01/43 (d)	1,250,000	1,311,719
Pool #7718 4.500% 11/01/40 (d)	750,000	803,437
Federal National Mortgage Association
Pool #725692 2.786% 10/01/33 1 year CMT + 2.144%, FRN	86,648	90,927
Pool #888586 2.831% 10/01/34 1 year CMT + 2.203%, FRN	161,898	170,135
Pool #AR3007 3.000% 2/01/43	244,486	245,546
Pool #AV2325 3.500% 12/01/28	165,922	173,110
Pool #AV1897 3.500% 12/01/28	48,203	50,321
Pool #AS1304 3.500% 12/01/28	300,350	313,361
Pool #AS6187 3.500% 11/01/45	1,988,967	2,048,092
Pool #AS6306 3.500% 12/01/45	686,926	709,171
Pool #AS6477 3.500% 1/01/46	739,803	761,795
Pool #AS6475 3.500% 1/01/46	620,051	640,905
Pool #AS6476 3.500% 1/01/46	648,228	669,219
Pool #BE4046 3.500% 12/01/46	756,546	777,617
Pool #BE5162 3.500% 2/01/47	196,900	202,384
Pool #BH4875 3.500% 6/01/47	550,000	565,404
Pool #AX0120 4.000% 9/01/39	174,484	183,645
Pool #AZ7917 4.000% 3/01/41	102,880	108,940
Pool #AL8422 4.000% 1/01/43	242,001	256,332
Pool #MA3027 4.000% 6/01/47	2,216,725	2,333,796

	Principal Amount	Value
Pool #BF0094 4.000% 5/01/56	$1,236,595	$1,297,265
Pool #BF0105 4.000% 6/01/56	627,240	659,387
Pool #AB1466 4.500% 9/01/40	103,177	111,319
Pool #AH6787 4.500% 3/01/41	165,657	179,453
Pool #AL7566 4.500% 10/01/42	176,926	190,914
Pool #AL6997 4.500% 11/01/42	367,105	397,678
Pool #AL6608 4.500% 6/01/44	268,259	291,019
Pool #735010 5.000% 11/01/19	45,104	46,273
Pool #AD6437 5.000% 6/01/40	99,868	109,999
Pool #AD6996 5.000% 7/01/40	671,976	736,890
Pool #AL8173 5.000% 2/01/44	266,924	292,626
Pool #575579 7.500% 4/01/31	8,419	9,927
Pool #535996 7.500% 6/01/31	1,312	1,550
Federal National Mortgage Association TBA
Pool #1127 3.500% 4/01/44 (d)	2,475,000	2,541,516
Pool #15801 4.500% 4/01/44 (d)	975,000	1,045,687
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	409,085	425,225
Pool #579140 6.500% 1/15/32	829	957
Pool #587280 6.500% 9/15/32	1,196	1,368
Pool #550659 6.500% 9/15/35	106,189	122,032
Pool #538689 6.500% 12/15/35	16,779	19,438
Pool #780651 7.000% 10/15/27	1,467	1,683
Pool #462384 7.000% 11/15/27	851	975
Pool #482668 7.000% 8/15/28	1,114	1,284
Pool #506914 7.000% 5/15/29	6,877	7,319
Pool #506804 7.000% 5/15/29	6,583	7,496

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #581417 7.000% 7/15/32	$3,813	$4,473
Pool #423836 8.000% 8/15/26	982	1,146
Pool #444619 8.000% 3/15/27	7,951	9,227
Government National Mortgage Association II Pool #82462 2.375% 1/20/40 1 year CMT + 1.500%, FRN	48,820	50,156
Pool #82488 2.375% 3/20/40 1 year CMT + 1.500%, FRN	64,915	66,934
Pool #784026 3.500% 12/20/44	459,111	476,651
Pool #MA4382 3.500% 4/20/47	8,184,812	8,488,546
Government National Mortgage Association II TBA Pool #1767 4.000% 6/01/44(d)	1,075,000	1,131,018

		38,560,009

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $40,272,479)		40,090,589

U.S. TREASURY OBLIGATIONS — 5.8%
U.S. Treasury Bonds & Notes — 5.8%
U.S. Treasury Bond 2.500% 5/15/46	1,920,000	1,786,830
U.S. Treasury Bond (f) 3.500% 2/15/39	2,115,000	2,389,950
U.S. Treasury Note 1.625% 7/31/20	1,170,000	1,171,518
U.S. Treasury Note 1.875% 3/31/22	5,580,000	5,582,877
U.S. Treasury Note 2.000% 11/15/26	780,000	760,628

		11,691,803

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,641,728)		11,691,803

TOTAL BONDS & NOTES (Cost $188,416,521)		191,103,525

	Notional Amount	Value
PURCHASED OPTIONS — 0.4%
Financial — 0.4%
Diversified Financial Services — 0.4%
3-Month USD LIBOR BBA 10 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC-Barclays Capital, Inc.)	$3,840,000	$479,450
3-Month USD LIBOR BBA 10 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC-Barclays Capital, Inc.)	2,304,000	258,647

		738,097

TOTAL PURCHASED OPTIONS (Cost $800,870)		738,097

WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (a) (b)	150	3,719

TOTAL WARRANTS (Cost $0)		3,719

TOTAL LONG-TERM INVESTMENTS (Cost $189,469,423)		192,126,148

	Principal Amount
SHORT-TERM INVESTMENTS — 11.2%
Commercial Paper — 10.7%
CRH America Finance, Inc. (c) 1.421% 7/13/17$	2,000,000	1,998,957
Enbridge (US), Inc. (c) 1.421% 7/13/17	1,500,000	1,499,218
FMC Technologies, Inc. (c) 1.370% 7/06/17	1,000,000	999,764
FMC Technologies, Inc. (c) 1.472% 7/13/17	1,000,000	999,479
Ford Motor Credit Co. LLC (c) 1.290% 7/03/17	1,750,000	1,749,791
HP, Inc. (c) 1.482% 7/13/17	2,000,000	1,999,200
Marriott International, Inc. (c) 1.421% 8/01/17	1,100,000	1,098,542
Mattel, Inc 1.451% 7/21/17	1,000,000	999,150
Molex Electronic Technologies (c) 1.462% 7/24/17	2,000,000	1,998,041
NextEra Energy, Inc. (c) 1.350% 7/13/17	1,500,000	1,499,218
ONEOK Partners LP (c) 1.796% 7/17/17	1,500,000	1,498,971

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Southern Power Co. (c) 1.523% 7/25/17	$1,200,000	$1,198,773
Suncor Energy, Inc. (c) 1.463% 8/08/17	2,000,000	1,996,759
Westar Energy, Inc. (c) 1.400% 7/05/17	2,000,000	1,999,608

		21,535,471

Time Deposit — 0.5%
Euro Time Deposit 0.090% 7/03/17	1,023,844	1,023,844

TOTAL SHORT-TERM INVESTMENTS (Cost $22,560,089)		22,559,315

TOTAL INVESTMENTS — 106.7% (Cost $212,029,512) (g)		214,685,463

Other Assets/(Liabilities) — (6.7)%		(13,532,371)

NET ASSETS — 100.0%		$201,153,092

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $4,526 or 0.00% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $85,429,150 or 42.47% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Restricted security. Certain securities are restricted as to resale. At June 30, 2017, these securities amounted to a value of $510,000 or 0.25% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.4%

COMMON STOCK — 0.0%
Basic Materials — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	329,969	$9,899

TOTAL COMMON STOCK (Cost $37,350)		9,899

PREFERRED STOCK — 0.4%
Consumer, Non-cyclical — 0.4%
Agriculture — 0.4%
Pinnacle Agriculture Holdings LLC (b)	1,968,762	1,693,135

TOTAL PREFERRED STOCK (Cost $1,282,343)		1,693,135

TOTAL EQUITIES (Cost $1,319,693)		1,703,034

	Principal Amount
BONDS & NOTES — 98.0%

BANK LOANS — 4.1%
Coal — 0.5%
Murray Energy Corp., Term Loan B2 8.546% 4/16/20	$2,244,038	2,187,937

Diversified Financial Services — 0.1%
CD&R Plumb Buyer LLC, Bridge Term Loan (a) 0.000% 6/25/18	608,091	608,091

Foods — 0.2%
Del Monte Foods, Inc., 1st Lien Term Loan 4.430% 2/18/21	1,341,681	1,076,699

Oil & Gas — 2.4%
Caelus Energy Alaska O3 LLC, 2nd Lien Term Loan 8.750% 4/15/20	5,254,429	4,510,034
Fieldwood Energy LLC, New 1st Lien Term Loan 8.296% 8/31/20	2,255,879	2,103,607
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 8.421% 9/30/20	1,286,561	1,013,167
Fieldwood Energy LLC, 2nd Lien Term Loan 8.421% 9/30/20	2,963,034	1,637,076

	Principal Amount	Value
Gulf Finance LLC, Term Loan B 6.550% 8/25/23	$1,570,010	$1,458,147

		10,722,031

Software — 0.9%
Almonde, Inc., USD 2nd Lien Term Loan 0.000% 6/13/25	4,233,302	4,305,861

TOTAL BANK LOANS (Cost $19,443,053)		18,900,619

CORPORATE DEBT — 93.9%
Aerospace & Defense — 1.5%
Accudyne Industries Borrower/Accudyne Industries LLC (c) 7.750% 12/15/20	1,485,000	1,485,000
Moog, Inc. (c) 5.250% 12/01/22	948,000	985,919
TransDigm, Inc. 6.375% 6/15/26	4,226,000	4,289,390

		6,760,309

Agriculture — 0.6%
Pinnacle Operating Corp. (c) 9.000% 5/15/23	2,930,270	2,783,757

Airlines — 1.0%
American Airlines Group, Inc. (c) 5.500% 10/01/19	4,258,000	4,484,100

Apparel — 1.0%
Hanesbrands, Inc. (c) 4.625% 5/15/24	1,105,000	1,121,575
Hanesbrands, Inc. (c) 4.875% 5/15/26	2,194,000	2,226,910
Perry Ellis International, Inc. 7.875% 4/01/19	1,386,000	1,386,000

		4,734,485

Auto Manufacturers — 0.9%
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	4,030,000	4,226,463

Auto Parts & Equipment — 3.1%
Allison Transmission, Inc. (c) 5.000% 10/01/24	727,000	745,175
Deck Chassis Acquisition, Inc. (c) 10.000% 6/15/23	6,676,000	7,410,360
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	2,637,000	2,729,295
International Automotive Components Group SA (c) 9.125% 6/01/18	3,268,000	3,194,470

		14,079,300

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 1.1%
James Hardie International Finance Ltd. (c) 5.875% 2/15/23	$1,908,000	$1,998,630
Louisiana-Pacific Corp. 4.875% 9/15/24	2,102,000	2,146,667
USG Corp. (c) 4.875% 6/01/27	786,000	808,598

		4,953,895

Chemicals — 3.8%
A Schulman, Inc. STEP 6.875% 6/01/23	4,148,000	4,386,510
The Chemours Co. 5.375% 5/15/27	746,000	770,163
The Chemours Co. 7.000% 5/15/25	1,424,000	1,552,160
Consolidated Energy Finance SA (c) 6.750% 10/15/19	3,192,000	3,255,840
Consolidated Energy Finance SA (c) 6.875% 6/15/25	2,225,000	2,291,750
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner USA (c) 8.375% 12/01/22	3,800,000	3,942,500
Platform Specialty Products Corp. (c) 6.500% 2/01/22	864,000	892,080

		17,091,003

Coal — 1.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. (c) 7.500% 5/01/25	1,008,000	1,059,660
Peabody Energy Corp. (c) 6.000% 3/31/22	401,000	397,992
Peabody Energy Corp. (c) 6.375% 3/31/25	534,000	525,990
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. (c) 7.500% 6/15/25	3,410,000	3,367,375

		5,351,017

Commercial Services — 4.6%
Booz Allen Hamilton, Inc. (c) 5.125% 5/01/25	527,000	517,778
Cardtronics, Inc./Cardtronics USA, Inc. (c) 5.500% 5/01/25	1,939,000	1,997,170
CSVC Acquisition Corp. (c) 7.750% 6/15/25	4,009,000	4,094,191
The Hertz Corp. (c) 7.625% 6/01/22	4,157,000	4,147,023
KAR Auction Services, Inc. (c) 5.125% 6/01/25	2,200,000	2,241,250

	Principal Amount	Value
Prime Security Services Borrower LLC/Prime Finance, Inc. (c) 9.250% 5/15/23	$4,417,000	$4,799,777
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary 7.875% 6/01/21	3,245,000	3,220,663

		21,017,852

Computers — 1.0%
Dell International LLC/EMC Corp. (c) 7.125% 6/15/24	1,319,000	1,449,919
Western Digital Corp. 10.500% 4/01/24	2,443,000	2,881,958

		4,331,877

Diversified Financial Services — 4.9%
Aircastle Ltd. 4.125% 5/01/24	2,965,000	3,022,447
Aircastle Ltd. 5.000% 4/01/23	269,000	287,157
Aircastle Ltd. 5.500% 2/15/22	269,000	293,210
Alliance Data Systems Corp. (c) 5.875% 11/01/21	5,000,000	5,175,000
Ally Financial, Inc. 3.250% 11/05/18	500,000	506,100
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,664,375
LPL Holdings, Inc. (c) 5.750% 9/15/25	4,000,000	4,160,000
NFP Corp. (c) 9.000% 7/15/21	1,192,000	1,250,766
Orchestra Borrower LLC/Orchestra Co.-Issuer, Inc. (c) 6.750% 6/15/22	2,598,000	2,676,979
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. (c) 6.750% 6/01/25	2,168,000	2,216,780

		22,252,814

Electric — 1.5%
NRG Energy, Inc. 6.625% 1/15/27	1,712,000	1,714,140
NRG Energy, Inc. 7.250% 5/15/26	4,738,000	4,903,830

		6,617,970

Engineering & Construction — 0.8%
Zachry Holdings, Inc. (c) 7.500% 2/01/20	3,639,000	3,748,170

Entertainment — 1.7%
AMC Entertainment Holdings, Inc. (c) 5.875% 11/15/26	1,346,000	1,404,888

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AMC Entertainment Holdings, Inc. (c) 6.125% 5/15/27	$1,726,000	$1,821,465
Six Flags Entertainment Corp. (c) 4.875% 7/31/24	857,000	862,245
WMG Acquisition Corp. (c) 5.000% 8/01/23	634,000	649,850
WMG Acquisition Corp. (c) 6.750% 4/15/22	2,750,000	2,890,937

		7,629,385

Foods — 1.8%
C&S Group Enterprises LLC (c) 5.375% 7/15/22	381,000	375,285
JBS USA LUX SA/JBS USA Finance, Inc. (c) 5.875% 7/15/24	2,234,000	2,094,375
KeHE Distributors LLC/KeHE Finance Corp. (c) 7.625% 8/15/21	3,250,000	3,258,125
Post Holdings, Inc. (c) 5.500% 3/01/25	1,088,000	1,122,000
Post Holdings, Inc. (c) 5.750% 3/01/27	1,346,000	1,383,015

		8,232,800

Forest Products & Paper — 0.6%
Appvion, Inc. (c) 9.000% 6/01/20	5,428,000	2,822,560

Gas — 0.7%
LBC Tank Terminals Holding Netherlands BV (c) 6.875% 5/15/23	3,188,000	3,307,550

Hand & Machine Tools — 0.9%
Apex Tool Group LLC (c) 7.000% 2/01/21	4,134,000	3,844,620

Health Care – Products — 2.0%
Alere, Inc. 6.500% 6/15/20	2,065,000	2,095,975
Halyard Health, Inc. 6.250% 10/15/22	3,824,000	3,986,520
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c) 5.500% 4/15/25	179,000	156,625
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (c) 5.625% 10/15/23	781,000	712,662
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA (c) 6.625% 5/15/22	2,434,000	2,324,470

		9,276,252

Health Care – Services — 4.9%
CHS/Community Health Systems, Inc. 6.250% 3/31/23	1,841,000	1,900,556

	Principal Amount	Value
CHS/Community Health Systems, Inc. 6.875% 2/01/22	$3,086,000	$2,696,392
Eagle Holding Co. II LLC (c) 7.625% 5/15/22	663,000	682,061
HCA, Inc. 4.500% 2/15/27	1,500,000	1,543,125
HCA, Inc. 5.250% 4/15/25	1,159,000	1,245,925
HCA, Inc. 5.875% 2/15/26	2,241,000	2,420,280
RegionalCare Hospital Partners Holdings, Inc. (c) 8.250% 5/01/23	2,680,000	2,874,300
Tenet Healthcare Corp. (c) 4.625% 7/15/24	1,498,000	1,499,873
Tenet Healthcare Corp. 8.000% 8/01/20	2,126,000	2,152,575
Tenet Healthcare Corp. 8.125% 4/01/22	1,050,000	1,114,313
THC Escrow Corp. III (c) 4.625% 7/15/24	1,877,000	1,882,068
THC Escrow Corp. III (c) 5.125% 5/01/25	2,328,000	2,336,730

		22,348,198

Home Builders — 1.9%
Brookfield Residential Properties, Inc. (c) 6.375% 5/15/25	897,000	928,395
Brookfield Residential Properties, Inc. (c) 6.500% 12/15/20	2,230,000	2,302,475
Lennar Corp. 4.500% 4/30/24	2,000,000	2,067,200
Lennar Corp. 4.750% 5/30/25	1,991,000	2,080,595
M/I Homes, Inc. 6.750% 1/15/21	1,262,000	1,321,945

		8,700,610

Insurance — 1.2%
USIS Merger Sub, Inc. (c) 6.875% 5/01/25	2,377,000	2,418,597
York Risk Services Holding Corp. (c) 8.500% 10/01/22	3,302,000	3,178,175

		5,596,772

Internet — 1.2%
Symantec Corp. (c) 5.000% 4/15/25	2,649,000	2,772,337
TIBCO Software, Inc. (c) 11.375% 12/01/21	2,353,000	2,594,183

		5,366,520

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Iron & Steel — 1.2%
Allegheny Technologies, Inc. 5.950% 1/15/21	$4,169,000	$4,179,422
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c) 6.375% 5/01/22	1,292,000	1,350,140

		5,529,562

Leisure Time — 3.1%
Brunswick Corp. 7.375% 9/01/23	650,000	756,140
Brunswick Corp. 7.125% 8/01/27	4,693,000	5,453,885
Carlson Travel, Inc. (c) 6.750% 12/15/23	1,299,000	1,321,733
Carlson Travel, Inc. (c) 9.500% 12/15/24	2,423,000	2,480,546
NCL Corp. Ltd. (c) 4.750% 12/15/21	4,000,000	4,151,960

		14,164,264

Lodging — 1.0%
Interval Acquisition Corp. 5.625% 4/15/23	2,917,000	3,019,095
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (c) 5.250% 5/15/27	1,655,000	1,695,341

		4,714,436

Machinery – Diversified — 0.3%
Welbilt, Inc. 9.500% 2/15/24	1,045,000	1,212,200

Media — 8.5%
Altice Financing SA (c) 6.625% 2/15/23	2,100,000	2,227,974
Altice Finco SA (c) 8.125% 1/15/24	1,094,000	1,189,725
Altice Luxembourg SA (c) 7.625% 2/15/25	3,000,000	3,288,750
Block Communications, Inc. (c) 6.875% 2/15/25	2,096,000	2,247,960
CCO Holdings LLC/CCO Holdings Capital Corp. 5.750% 1/15/24	879,000	926,246
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.875% 4/01/24	2,700,000	2,882,250
CCO Holdings LLC/CCO Holdings Capital Corp. (c) 5.875% 5/01/27	1,649,000	1,762,369
Clear Channel Worldwide Holdings, Inc. 7.625% 3/15/20	2,235,000	2,223,825

	Principal Amount	Value
DISH DBS Corp. 7.750% 7/01/26	$2,571,000	$3,046,635
LIN Television Corp. 5.875% 11/15/22	3,000,000	3,142,500
Midcontinent Communications/Midcontinent Finance Corp. (c) 6.875% 8/15/23	1,624,000	1,749,860
SFR Group SA (c) 6.000% 5/15/22	2,664,000	2,787,210
SFR Group SA (c) 7.375% 5/01/26	2,150,000	2,332,750
Sirius XM Radio, Inc. (c) 5.375% 4/15/25	2,951,000	3,050,596
Sirius XM Radio, Inc. (c) 5.375% 7/15/26	3,852,000	3,986,820
Unitymedia GmbH (c) 6.125% 1/15/25	1,000,000	1,072,500
Virgin Media Secured Finance PLC (c) 5.500% 8/15/26	701,000	734,298

		38,652,268

Mining — 1.8%
Hecla Mining Co. 6.875% 5/01/21	2,433,000	2,524,237
Kinross Gold Corp. (c) 4.500% 7/15/27	2,214,000	2,208,465
Kinross Gold Corp. 5.950% 3/15/24	1,879,000	2,075,713
Kinross Gold Corp. 6.875% 9/01/41	1,276,000	1,362,130

		8,170,545

Miscellaneous – Manufacturing — 1.8%
Amsted Industries, Inc. (c) 5.375% 9/15/24	2,454,000	2,539,890
CTP Transportation Products LLC/CTP Finance, Inc. (c) 8.250% 12/15/19	1,385,000	1,289,781
EnPro Industries, Inc. 5.875% 9/15/22	4,059,000	4,231,508

		8,061,179

Oil & Gas — 9.5%
Chesapeake Energy Corp. (c) 8.000% 1/15/25	2,946,000	2,916,540
Chesapeake Energy Corp. (c) 8.000% 6/15/27	1,000,000	982,500
Citgo Holding, Inc. (c) 10.750% 2/15/20	3,914,000	4,251,582
Covey Park Energy LLC/Covey Park Finance Corp. (c) 7.500% 5/15/25	306,000	306,000
EP Energy LLC/Everest Acquisition Finance, Inc. (c) 8.000% 11/29/24	2,000,000	1,995,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EP Energy LLC/Everest Acquisition Finance, Inc. (c) 8.000% 2/15/25	$3,429,000	$2,554,605
EP Energy LLC/Everest Acquisition Finance, Inc. 9.375% 5/01/20	1,266,000	998,558
Hilcorp Energy I LP/Hilcorp Finance Co. (c) 5.000% 12/01/24	1,280,000	1,177,600
Jupiter Resources, Inc. (c) 8.500% 10/01/22	7,357,000	5,517,750
Kosmos Energy Ltd. (c) 7.875% 8/01/21	2,197,000	2,240,940
Kosmos Energy Ltd. (c) 7.875% 8/01/21	6,535,000	6,665,700
Newfield Exploration Co. 5.375% 1/01/26	850,000	879,750
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	2,436,000	2,399,460
Rowan Cos., Inc. 4.750% 1/15/24	2,500,000	2,125,000
Rowan Cos., Inc. 7.375% 6/15/25	802,000	747,865
Sunoco LP/Sunoco Finance Corp. 5.500% 8/01/20	833,000	853,825
Sunoco LP/Sunoco Finance Corp. 6.250% 4/15/21	2,572,000	2,687,740
Transocean, Inc. 6.800% 3/15/38	685,000	500,050
Transocean, Inc. STEP 9.350% 12/15/41	520,000	462,800
Tullow Oil PLC (c) 6.250% 4/15/22	3,153,000	2,873,171

		43,136,436

Oil & Gas Services — 0.9%
SESI LLC 7.125% 12/15/21	1,177,000	1,121,092
Welltec A/S (c) 8.000% 2/01/19	3,250,000	3,152,500

		4,273,592

Packaging & Containers — 2.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (c) 6.000% 2/15/25	2,678,000	2,811,900
Coveris Holdings SA (c) 7.875% 11/01/19	10,235,000	10,081,475

		12,893,375

Pharmaceuticals — 2.7%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. (c) 5.875% 10/15/24	435,000	448,050

	Principal Amount	Value
Endo Dac/Endo Finance LLC/Endo Finco, Inc. STEP (c) 6.000% 2/01/25	$2,390,000	$1,947,850
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (c) 7.500% 10/01/24	1,507,000	1,635,095
Valeant Pharmaceuticals International, Inc. (c) 5.500% 3/01/23	1,402,000	1,189,934
Valeant Pharmaceuticals International, Inc. (c) 5.875% 5/15/23	676,000	579,670
Valeant Pharmaceuticals International, Inc. (c) 6.125% 4/15/25	5,735,000	4,853,244
Valeant Pharmaceuticals International, Inc. (c) 6.500% 3/15/22	595,000	624,006
Valeant Pharmaceuticals International, Inc. (c) 7.000% 3/15/24	1,021,000	1,073,326

		12,351,175

Pipelines — 0.5%
Genesis Energy LP/Genesis Energy Finance Corp. 6.000% 5/15/23	2,125,000	2,082,500

Private Equity — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.750% 2/01/24	2,750,000	2,867,150

Real Estate Investment Trusts (REITS) — 0.8%
The GEO Group, Inc. 6.000% 4/15/26	1,887,000	1,957,763
RHP Hotel Properties LP/RHP Finance Corp. 5.000% 4/15/23	1,426,000	1,458,085

		3,415,848

Retail — 2.6%
Carrols Restaurant Group, Inc. 8.000% 5/01/22	1,512,000	1,608,390
Ferrellgas LP/Ferrellgas Finance Corp. 6.750% 1/15/22	3,000,000	2,820,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8.625% 6/15/20	3,484,000	3,292,380
Penske Automotive Group, Inc. 5.500% 5/15/26	4,000,000	3,980,000

		11,700,770

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.8%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (c) 5.750% 3/01/25	$1,922,000	$1,960,440
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc. (c) 6.000% 7/15/25	522,000	537,660
RP Crown Parent LLC (c) 7.375% 10/15/24	1,073,000	1,115,920

		3,614,020

Telecommunications — 7.8%
Cincinnati Bell, Inc. (c) 7.000% 7/15/24	2,437,000	2,547,152
Digicel Group Ltd. (c) 8.250% 9/30/20	1,600,000	1,495,840
Digicel Ltd. (c) 6.000% 4/15/21	2,100,000	2,013,375
GCI, Inc. 6.875% 4/15/25	3,000,000	3,243,750
GTT Communications, Inc. (c) 7.875% 12/31/24	2,084,000	2,229,880
Hughes Satellite Systems Corp. 5.250% 8/01/26	1,961,000	2,049,245
Hughes Satellite Systems Corp. 6.625% 8/01/26	1,954,000	2,100,550
Sprint Corp. 7.250% 9/15/21	1,460,000	1,622,425
Sprint Corp. 7.875% 9/15/23	7,037,000	8,092,550
T-Mobile USA, Inc. 5.375% 4/15/27	1,125,000	1,206,563
T-Mobile USA, Inc. 6.000% 4/15/24	951,000	1,017,570
T-Mobile USA, Inc. 6.500% 1/15/26	1,318,000	1,454,743
Telecom Italia SpA (c) 5.303% 5/30/24	2,109,000	2,261,902
West Corp. (c) 5.375% 7/15/22	4,175,000	4,216,750

		35,552,295

Transportation — 3.3%
The Kenan Advantage Group, Inc. (c) 7.875% 7/31/23	6,839,000	7,180,950
Topaz Marine SA (c) 8.625% 11/01/18	5,438,000	5,400,695
Watco Cos. LLC/Watco Finance Corp. (c) 6.375% 4/01/23	2,072,000	2,160,060

		14,741,705

TOTAL CORPORATE DEBT (Cost $417,207,726)		426,691,599

		Value
TOTAL BONDS & NOTES (Cost $436,650,779)		$445,592,218

TOTAL LONG-TERM INVESTMENTS (Cost $437,970,472)		447,295,252

	Principal Amount

SHORT-TERM INVESTMENTS — 0.9%
Commercial Paper — 0.6%
BAT International Finance (c) 1.369% 7/03/17	$2,600,000	2,599,696

Time Deposit — 0.3%
Euro Time Deposit 0.090% 7/03/17	1,224,861	1,224,861

TOTAL SHORT-TERM INVESTMENTS (Cost $3,824,666)		3,824,557

TOTAL INVESTMENTS — 99.3% (Cost $441,795,138) (d)		451,119,809

Other Assets/(Liabilities) — 0.7%		3,106,570

NET ASSETS — 100.0%		$454,226,379

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

STEP	Step Up Bond
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $617,990 or 0.14% of net assets.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $280,128,489 or 61.67% of net assets.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 64.6%

COMMON STOCK — 64.5%
Basic Materials — 1.6%
Chemicals — 1.4%
AdvanSix, Inc. (a)	700	$21,869
Albemarle Corp.	2,680	282,847
CF Industries Holdings, Inc.	25	699
The Chemours Co.	1,588	60,217
The Dow Chemical Co.	3,093	195,076
E.I. du Pont de Nemours & Co.	2,471	199,434
Eastman Chemical Co.	2,194	184,274
GCP Applied Technologies, Inc. (a)	7,000	213,500
Huntsman Corp.	2,900	74,936
Ingevity Corp. (a)	3,100	177,940
International Flavors & Fragrances, Inc.	3	405
LyondellBasell Industries NV Class A	1,260	106,331
Monsanto Co.	969	114,691
The Mosaic Co.	500	11,415
PPG Industries, Inc.	8	880
Praxair, Inc.	4	530
The Sherwin-Williams Co.	7	2,457

		1,647,501

Forest Products & Paper — 0.0%
International Paper Co.	607	34,363

Iron & Steel — 0.0%
Nucor Corp.	761	44,039

Mining — 0.2%
Alcoa Corp.	500	16,325
Freeport-McMoRan, Inc. (a)	48	576
Newmont Mining Corp.	4,984	161,432

		178,333

		1,904,236

Communications — 8.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	933	22,952
Omnicom Group, Inc.	798	66,154

		89,106

Internet — 4.1%
Alphabet, Inc. Class A (a)	1,024	951,992
Alphabet, Inc. Class C (a)	1,006	914,182
Amazon.com, Inc. (a)	1,026	993,168
Cars.com, Inc. (a)	1,035	27,562
eBay, Inc. (a)	6,665	232,742
Expedia, Inc.	743	110,670
F5 Networks, Inc. (a)	950	120,707
Facebook, Inc. Class A (a)	4,820	727,723
Liberty Expedia Holdings, Inc. Class A (a)	360	19,447

	Number of Shares	Value
Liberty Ventures Series A (a)	540	$28,237
Netflix, Inc. (a)	2	299
The Priceline Group, Inc. (a)	144	269,355
Symantec Corp.	4,379	123,707
TripAdvisor, Inc. (a)	43	1,643
VeriSign, Inc. (a)	2,389	222,081

		4,743,515

Media — 2.4%
Cable One, Inc.	158	112,322
CBS Corp. Class B	1,570	100,135
Charter Communications, Inc. Class A (a)	346	116,550
Comcast Corp. Class A	30,962	1,205,041
Discovery Communications, Inc. Class A (a)	4,300	111,069
Discovery Communications, Inc. Class C (a)	1,100	27,731
News Corp. Class A	1,030	14,111
Scripps Networks Interactive, Inc. Class A	3,624	247,556
TEGNA, Inc.	3,107	44,772
The Walt Disney Co.	4,372	464,525
Time Warner, Inc.	1,188	119,287
Tribune Media Co. Class A	600	24,462
Twenty-First Century Fox, Inc. Class A	2,921	82,781
Twenty-First Century Fox, Inc. Class B	1,300	36,231
Viacom, Inc. Class B	2,690	90,303

		2,796,876

Telecommunications — 1.8%
AT&T, Inc.	23,530	887,787
CenturyLink, Inc.	2,654	63,378
Cisco Systems, Inc.	15,824	495,291
Juniper Networks, Inc.	3,948	110,070
Motorola Solutions, Inc.	3,134	271,843
Verizon Communications, Inc.	5,332	238,127

		2,066,496

		9,695,993

Consumer, Cyclical — 6.7%
Airlines — 1.0%
Alaska Air Group, Inc.	3,900	350,064
American Airlines Group, Inc.	4,300	216,376
Delta Air Lines, Inc.	2,000	107,480
Southwest Airlines Co.	1,566	97,311
United Continental Holdings, Inc. (a)	4,800	361,200

		1,132,431

Apparel — 0.7%
Hanesbrands, Inc.	6,100	141,276
Michael Kors Holdings Ltd. (a)	7,100	257,375

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NIKE, Inc. Class B	3,484	$205,556
Ralph Lauren Corp.	2,700	199,260
VF Corp.	500	28,800

		832,267

Auto Manufacturers — 0.3%
Ford Motor Co.	18,462	206,590
General Motors Co.	4,600	160,678
PACCAR, Inc.	34	2,245

		369,513

Auto Parts & Equipment — 0.5%
Adient PLC	2,400	156,912
Allison Transmission Holdings, Inc.	2,000	75,020
BorgWarner, Inc.	3,300	139,788
Delphi Automotive PLC	200	17,530
The Goodyear Tire & Rubber Co.	6,361	222,381

		611,631

Distribution & Wholesale — 0.0%
Fastenal Co.	70	3,047
W.W. Grainger, Inc.	4	722
WESCO International, Inc. (a)	850	48,705

		52,474

Entertainment — 0.1%
The Madison Square Garden Co. Class A (a)	790	155,551

Home Builders — 0.3%
D.R. Horton, Inc.	2,659	91,922
PulteGroup, Inc.	8,974	220,132

		312,054

Home Furnishing — 0.1%
Leggett & Platt, Inc.	95	4,990
Whirlpool Corp.	324	62,085

		67,075

Housewares — 0.0%
Newell Brands, Inc.	83	4,451

Leisure Time — 0.2%
Carnival Corp.	2,400	157,368
Harley-Davidson, Inc.	8	432
Royal Caribbean Cruises Ltd.	100	10,923

		168,723

Lodging — 0.4%
Marriott International, Inc. Class A	1,161	116,460
Wyndham Worldwide Corp.	1,422	142,783
Wynn Resorts Ltd.	1,469	197,022

		456,265

Retail — 3.0%
AutoNation, Inc. (a)	20	843
AutoZone, Inc. (a)	96	54,764
Bed Bath & Beyond, Inc.	2,673	81,259

	Number of Shares	Value
Best Buy Co., Inc.	5,808	$332,973
Coach, Inc.	84	3,977
Costco Wholesale Corp.	218	34,865
CVS Health Corp.	4,303	346,219
Darden Restaurants, Inc.	1,673	151,306
Dollar General Corp.	600	43,254
Dollar Tree, Inc. (a)	71	4,964
Foot Locker, Inc.	1,400	68,992
The Gap, Inc.	7,305	160,637
Genuine Parts Co.	536	49,719
The Home Depot, Inc.	1,560	239,304
Kohl’s Corp.	4,261	164,773
L Brands, Inc.	600	32,334
Lowe’s Cos., Inc.	529	41,013
Macy’s, Inc.	3,740	86,918
McDonald’s Corp.	1,035	158,521
Nordstrom, Inc.	411	19,658
O’Reilly Automotive, Inc. (a)	54	11,812
PVH Corp.	2,950	337,775
Ross Stores, Inc.	1,392	80,360
Staples, Inc.	12,483	125,704
Starbucks Corp.	1,290	75,220
Target Corp.	2,267	118,541
Tiffany & Co.	111	10,420
The TJX Cos., Inc.	1,140	82,274
Wal-Mart Stores, Inc.	5,253	397,547
Walgreens Boots Alliance, Inc.	2,406	188,414
Yum! Brands, Inc.	136	10,031

		3,514,391

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	747	83,298
Mattel, Inc.	361	7,772

		91,070

		7,767,896

Consumer, Non-cyclical — 13.3%
Agriculture — 1.2%
Altria Group, Inc.	6,641	494,555
Archer-Daniels-Midland Co.	1,826	75,560
Philip Morris International, Inc.	6,346	745,338
Reynolds American, Inc.	982	63,869

		1,379,322

Beverages — 0.7%
Brown-Forman Corp. Class B	2	97
The Coca-Cola Co.	6,424	288,116
Constellation Brands, Inc. Class A	42	8,137
Dr. Pepper Snapple Group, Inc.	210	19,133
Molson Coors Brewing Co. Class B	436	37,644
Monster Beverage Corp. (a)	750	37,260
PepsiCo, Inc.	3,512	405,601

		795,988

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 1.4%
Amgen, Inc.	3,725	$641,557
Biogen, Inc. (a)	524	142,193
Celgene Corp. (a)	1,678	217,922
Gilead Sciences, Inc.	8,152	576,998
Theravance Biopharma, Inc. (a)	500	19,920

		1,598,590

Commercial Services — 1.2%
Automatic Data Processing, Inc.	621	63,628
Cintas Corp.	449	56,592
Ecolab, Inc.	4	531
Equifax, Inc.	216	29,683
H&R Block, Inc.	10,542	325,853
Moody’s Corp.	325	39,546
PayPal Holdings, Inc. (a)	65	3,488
Quanta Services, Inc. (a)	2,024	66,630
Robert Half International, Inc.	35	1,678
S&P Global, Inc.	2,239	326,872
Sotheby’s (a)	2,000	107,340
Total System Services, Inc.	421	24,523
United Rentals, Inc. (a)	2,000	225,420
The Western Union Co.	6,407	122,053

		1,393,837

Cosmetics & Personal Care — 0.8%
Colgate-Palmolive Co.	906	67,162
The Estee Lauder Cos., Inc. Class A	796	76,400
The Procter & Gamble Co.	8,833	769,796

		913,358

Foods — 0.7%
Campbell Soup Co.	1,265	65,970
Conagra Brands, Inc.	6,334	226,504
General Mills, Inc.	294	16,287
The Hershey Co.	419	44,988
Hormel Foods Corp.	2,288	78,044
The J.M. Smucker Co.	724	85,671
Kellogg Co.	135	9,377
The Kraft Heinz Co.	173	14,816
The Kroger Co.	68	1,586
Lamb Weston Holdings, Inc.	3,316	146,037
McCormick & Co., Inc.	73	7,118
Mondelez International, Inc. Class A	621	26,821
Sysco Corp.	866	43,586
Tyson Foods, Inc. Class A	720	45,093
Whole Foods Market, Inc.	72	3,032

		814,930

Health Care – Products — 1.5%
Abbott Laboratories	4,389	213,349
Baxter International, Inc.	6,922	419,058
Becton, Dickinson & Co.	1,171	228,474
Boston Scientific Corp. (a)	821	22,758
C.R. Bard, Inc.	34	10,748

	Number of Shares	Value
Danaher Corp.	472	$39,832
DENTSPLY SIRONA, Inc.	61	3,955
Edwards Lifesciences Corp. (a)	540	63,849
Hologic, Inc. (a)	1,100	49,918
Intuitive Surgical, Inc. (a)	14	13,095
Medtronic PLC	3,416	303,170
Patterson Cos., Inc.	61	2,864
Stryker Corp.	49	6,800
Thermo Fisher Scientific, Inc.	578	100,844
Varex Imaging Corp. (a)	2,600	87,880
Varian Medical Systems, Inc. (a)	674	69,550
West Pharmaceutical Services, Inc.	900	85,068
Zimmer Biomet Holdings, Inc.	364	46,738

		1,767,950

Health Care – Services — 1.8%
Aetna, Inc.	902	136,951
Anthem, Inc.	878	165,178
Centene Corp. (a)	3,300	263,604
Cigna Corp.	19	3,180
DaVita, Inc. (a)	2,046	132,499
Envision Healthcare Corp. (a)	100	6,267
HCA Healthcare, Inc. (a)	2,100	183,120
Humana, Inc.	225	54,139
Laboratory Corp. of America Holdings (a)	1	154
Quest Diagnostics, Inc.	635	70,587
UnitedHealth Group, Inc.	5,661	1,049,663
Universal Health Services, Inc. Class B	10	1,221

		2,066,563

Household Products & Wares — 0.3%
Avery Dennison Corp.	982	86,780
The Clorox Co.	547	72,882
Kimberly-Clark Corp.	1,120	144,603

		304,265

Pharmaceuticals — 3.7%
AbbVie, Inc.	6,404	464,354
Allergan PLC	1,179	286,603
AmerisourceBergen Corp.	630	59,554
Bristol-Myers Squibb Co.	1,812	100,965
Cardinal Health, Inc.	55	4,285
Eli Lilly & Co.	1,007	82,876
Express Scripts Holding Co. (a)	2,945	188,009
Johnson & Johnson	9,099	1,203,707
Mallinckrodt PLC (a)	3,950	176,999
McKesson Corp.	1,091	179,513
Merck & Co., Inc.	7,829	501,761
Mylan NV (a)	1,559	60,520
Pfizer, Inc.	19,522	655,744
Zoetis, Inc.	6,110	381,142

		4,346,032

		15,380,835

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	36	$942

Energy — 2.7%
Oil & Gas — 2.5%
Anadarko Petroleum Corp.	97	4,398
Apache Corp.	98	4,697
Cabot Oil & Gas Corp.	92	2,307
Chesapeake Energy Corp. (a)	98	487
Chevron Corp.	6,090	635,370
ConocoPhillips	10	440
Devon Energy Corp.	17	543
EOG Resources, Inc.	2	181
EQT Corp.	29	1,699
Exxon Mobil Corp.	10,749	867,767
Helmerich & Payne, Inc.	40	2,174
Hess Corp.	47	2,062
Marathon Oil Corp.	1,485	17,597
Marathon Petroleum Corp.	6,564	343,494
Murphy Oil Corp.	22	564
Murphy USA, Inc. (a)	1,426	105,681
Newfield Exploration Co. (a)	2,100	59,766
Noble Energy, Inc.	66	1,868
Occidental Petroleum Corp.	30	1,796
Phillips 66	1,705	140,986
Pioneer Natural Resources Co.	3	479
Range Resources Corp.	99	2,294
Tesoro Corp.	1,526	142,834
Transocean Ltd. (a)	19,700	162,131
Valero Energy Corp.	5,010	337,974

		2,839,589

Oil & Gas Services — 0.2%
Baker Hughes, Inc.	1,974	107,603
Halliburton Co.	471	20,116
National Oilwell Varco, Inc.	1,009	33,237
Schlumberger Ltd.	787	51,816
TechnipFMC PLC (a)	1,272	34,598

		247,370

Pipelines — 0.0%
Kinder Morgan, Inc.	60	1,150
The Williams Cos., Inc.	33	999

		2,149

		3,089,108

Financial — 12.8%
Banks — 6.8%
Bank of America Corp.	54,142	1,313,485
The Bank of New York Mellon Corp.	4,395	224,233
BB&T Corp.	2,712	123,152
Capital One Financial Corp.	2,075	171,436
Citigroup, Inc.	15,684	1,048,946
Citizens Financial Group, Inc.	5,000	178,400

	Number of Shares	Value
Comerica, Inc.	3,224	$236,126
Fifth Third Bancorp	4,221	109,577
Huntington Bancshares, Inc.	1,110	15,007
JP Morgan Chase & Co.	18,265	1,669,421
KeyCorp	12,072	226,229
M&T Bank Corp.	281	45,508
Morgan Stanley	7,596	338,478
Northern Trust Corp.	1,061	103,140
The PNC Financial Services Group, Inc.	1,945	242,872
Regions Financial Corp.	12,143	177,773
State Street Corp.	1,785	160,168
SunTrust Banks, Inc.	2,500	141,800
The The Goldman Sachs Group, Inc.	1,428	316,873
US Bancorp	3,029	157,266
Wells Fargo & Co.	12,364	685,089
Zions Bancorp	3,949	173,401

		7,858,380

Diversified Financial Services — 2.0%
Alliance Data Systems Corp.	520	133,479
American Express Co.	3,188	268,557
Ameriprise Financial, Inc.	1,735	220,848
BlackRock, Inc.	130	54,913
The Charles Schwab Corp.	2,722	116,937
CME Group, Inc.	5	626
Discover Financial Services	2,595	161,383
E*TRADE Financial Corp. (a)	7,793	296,368
Franklin Resources, Inc.	5,748	257,453
Intercontinental Exchange, Inc.	10	659
Invesco Ltd.	6,823	240,101
Mastercard, Inc. Class A	1,450	176,103
Nasdaq, Inc.	22	1,573
Navient Corp.	5,318	88,545
Raymond James Financial, Inc.	2,200	176,484
Synchrony Financial	900	26,838
T. Rowe Price Group, Inc.	1,886	139,960
Visa, Inc. Class A	60	5,627

		2,366,454

Insurance — 2.9%
Aflac, Inc.	2,245	174,392
The Allstate Corp.	1,786	157,954
American International Group, Inc.	2,011	125,728
Aon PLC	706	93,863
Assurant, Inc.	210	21,775
Berkshire Hathaway, Inc. Class B (a)	3,143	532,330
Chubb Ltd.	1,504	218,651
Cincinnati Financial Corp.	724	52,454
The Hartford Financial Services Group, Inc.	1,190	62,558
Lincoln National Corp.	4,458	301,272
Loews Corp.	4,534	212,236
Marsh & McLennan Cos., Inc.	1,230	95,891

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MetLife, Inc.	2,829	$155,425
Principal Financial Group, Inc.	3,235	207,266
The Progressive Corp.	1,634	72,043
Prudential Financial, Inc.	2,235	241,693
Torchmark Corp.	380	29,070
The Travelers Cos., Inc.	553	69,971
Unum Group	7,135	332,705
XL Group Ltd.	5,097	223,249

		3,380,526

Real Estate — 0.0%
CBRE Group, Inc. Class A (a)	1,198	43,607

Real Estate Investment Trusts (REITS) — 0.9%
American Tower Corp.	198	26,199
Apartment Investment & Management Co. Class A	164	7,047
AvalonBay Communities, Inc.	424	81,480
Boston Properties, Inc.	7	861
Colony NorthStar, Inc. Class A	2,000	28,180
Colony Starwood Homes	2,400	82,344
Crown Castle International Corp.	400	40,072
Digital Realty Trust, Inc.	20	2,259
Equity Residential	1	66
Essex Property Trust, Inc.	300	77,181
Extra Space Storage, Inc.	800	62,400
Federal Realty Investment Trust	510	64,459
Four Corners Property Trust, Inc.	3,200	80,352
Gaming and Leisure Properties, Inc.	3,200	120,544
GGP, Inc.	100	2,356
HCP, Inc.	676	21,605
Host Hotels & Resorts, Inc.	4,130	75,455
Iron Mountain, Inc.	73	2,508
Kimco Realty Corp.	510	9,359
The Macerich Co.	100	5,806
Mack-Cali Realty Corp.	2,050	55,637
Prologis, Inc.	1,016	59,578
Public Storage	417	86,957
Simon Property Group, Inc.	94	15,205
SL Green Realty Corp.	100	10,580
Ventas, Inc.	36	2,501
Vornado Realty Trust	265	24,884
Welltower, Inc.	374	27,994
Weyerhaeuser Co.	93	3,116

		1,076,985

Savings & Loans — 0.2%
Beneficial Bancorp, Inc.	6,800	102,000
People’s United Financial, Inc.	3,659	64,618

		166,618

		14,892,570

Industrial — 7.0%
Aerospace & Defense — 1.5%
Arconic, Inc.	4,615	104,530

	Number of Shares	Value
The Boeing Co.	3,396	$671,559
General Dynamics Corp.	88	17,433
Harris Corp.	154	16,798
KLX, Inc. (a)	2,900	145,000
L3 Technologies, Inc.	654	109,270
Lockheed Martin Corp.	241	66,904
Northrop Grumman Corp.	653	167,632
Raytheon Co.	1,186	191,515
Rockwell Collins, Inc.	57	5,990
United Technologies Corp.	1,472	179,746

		1,676,377

Building Materials — 0.2%
Armstrong Flooring, Inc. (a)	10,560	189,763
Johnson Controls International PLC	26	1,127
Martin Marietta Materials, Inc.	80	17,806
Masco Corp.	94	3,592
Vulcan Materials Co.	8	1,014

		213,302

Electrical Components & Equipment — 0.2%
Emerson Electric Co.	2,343	139,690
Energizer Holdings, Inc.	2,100	100,842

		240,532

Electronics — 1.8%
Agilent Technologies, Inc.	1,173	69,571
Allegion PLC	2,200	178,464
Amphenol Corp. Class A	2,172	160,337
Corning, Inc.	9,174	275,679
FLIR Systems, Inc.	435	15,077
Fortive Corp.	2,736	173,325
Garmin Ltd.	400	20,412
Honeywell International, Inc.	4,245	565,816
Kimball Electronics, Inc. (a)	7,900	142,595
Knowles Corp. (a)	5,500	93,060
PerkinElmer, Inc.	1,524	103,845
TE Connectivity Ltd.	3,400	267,512
Waters Corp. (a)	300	55,152

		2,120,845

Engineering & Construction — 0.2%
Fluor Corp.	447	20,464
Jacobs Engineering Group, Inc.	4,624	251,499

		271,963

Environmental Controls — 0.0%
Republic Services, Inc.	87	5,544
Stericycle, Inc. (a)	87	6,640
Waste Management, Inc.	445	32,641

		44,825

Hand & Machine Tools — 0.1%
Snap-on, Inc.	85	13,430
Stanley Black & Decker, Inc.	292	41,093

		54,523

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	2,550	$274,023

Machinery – Diversified — 0.6%
AGCO Corp.	1,300	87,607
Cummins, Inc.	1,803	292,483
Deere & Co.	901	111,355
Flowserve Corp.	91	4,225
The Manitowoc Co., Inc. (a)	5,800	34,858
Rockwell Automation, Inc.	426	68,995
Roper Technologies, Inc.	434	100,484
Xylem, Inc.	701	38,856

		738,863

Miscellaneous – Manufacturing — 1.5%
3M Co.	2,025	421,585
Dover Corp.	2,303	184,747
Eaton Corp. PLC	1,782	138,693
General Electric Co.	3,286	88,755
Illinois Tool Works, Inc.	1,360	194,820
Ingersoll-Rand PLC	1,500	137,085
Parker-Hannifin Corp.	800	127,856
Pentair PLC	1,619	107,728
Textron, Inc.	985	46,393
Trinseo SA	4,800	329,760

		1,777,422

Packaging & Containers — 0.2%
Ball Corp.	40	1,688
Sealed Air Corp.	47	2,104
WestRock Co.	2,905	164,597

		168,389

Transportation — 0.5%
C.H. Robinson Worldwide, Inc.	254	17,445
CSX Corp.	2,673	145,839
Expeditors International of Washington, Inc.	84	4,744
FedEx Corp.	6	1,304
Norfolk Southern Corp.	983	119,631
Ryder System, Inc.	274	19,723
Union Pacific Corp.	2,550	277,720
United Parcel Service, Inc. Class B	5	553

		586,959

		8,168,023

Technology — 10.2%
Computers — 4.4%
Accenture PLC Class A	1,740	215,203
Apple, Inc.	15,846	2,282,141
Cognizant Technology Solutions Corp. Class A	18	1,195
CSRA, Inc.	275	8,731
DXC Technology Co.	1,645	126,205
Hewlett Packard Enterprise Co.	10,763	178,558

	Number of Shares	Value
HP, Inc.	12,863	$224,845
International Business Machines Corp.	3,110	478,411
Lumentum Holdings, Inc. (a)	1,200	68,460
NCR Corp. (a)	9,200	375,728
NetApp, Inc.	3,809	152,551
Science Applications International Corp.	3,600	249,912
Seagate Technology PLC	7,100	275,125
Teradata Corp. (a)	7,698	227,014
Western Digital Corp.	2,620	232,132

		5,096,211

Office & Business Equipment — 0.1%
Xerox Corp.	2,843	81,680

Semiconductors — 2.4%
Analog Devices, Inc.	4,217	328,083
Applied Materials, Inc.	4,867	201,056
Broadcom Ltd.	284	66,186
Intel Corp.	10,711	361,389
KLA-Tencor Corp.	2,998	274,347
Lam Research Corp.	1,563	221,055
Microchip Technology, Inc.	24	1,852
Micron Technology, Inc. (a)	9,833	293,613
NVIDIA Corp.	1,185	171,304
QUALCOMM, Inc.	3,688	203,651
Skyworks Solutions, Inc.	90	8,635
Texas Instruments, Inc.	6,245	480,428
Xilinx, Inc.	2,861	184,020

		2,795,619

Software — 3.3%
Activision Blizzard, Inc.	800	46,056
Adobe Systems, Inc. (a)	2,735	386,838
Akamai Technologies, Inc. (a)	10	498
Autodesk, Inc. (a)	47	4,739
CA, Inc.	1,085	37,400
Citrix Systems, Inc. (a)	1,145	91,119
Electronic Arts, Inc. (a)	1,086	114,812
Fidelity National Information Services, Inc.	260	22,204
Fiserv, Inc. (a)	294	35,968
Intuit, Inc.	229	30,414
Microsoft Corp.	33,941	2,339,553
Oracle Corp.	11,888	596,064
Paychex, Inc.	813	46,292
Red Hat, Inc. (a)	624	59,748
salesforce.com, Inc. (a)	80	6,928

		3,818,633

		11,792,143

Utilities — 1.8%
Electric — 1.7%
AES Corp.	1,477	16,409

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ameren Corp.	1,072	$58,606
American Electric Power Co., Inc.	1,696	117,821
CenterPoint Energy, Inc.	935	25,600
CMS Energy Corp.	1,110	51,338
Consolidated Edison, Inc.	909	73,465
Dominion Energy, Inc.	362	27,740
DTE Energy Co.	782	82,728
Duke Energy Corp.	3,286	274,677
Edison International	2,034	159,038
Entergy Corp.	211	16,198
Eversource Energy	622	37,762
Exelon Corp.	5,723	206,429
FirstEnergy Corp.	466	13,589
NextEra Energy, Inc.	2,206	309,127
NRG Energy, Inc.	20	344
PG&E Corp.	2,123	140,904
Pinnacle West Capital Corp.	250	21,290
PPL Corp.	3,384	130,825
Public Service Enterprise Group, Inc.	1,209	51,999
SCANA Corp.	572	38,330
The Southern Co.	1,234	59,084
WEC Energy Group, Inc.	364	22,342
Xcel Energy, Inc.	1,145	52,533

		1,988,178

Gas — 0.1%
NiSource, Inc.	172	4,362
ONE Gas, Inc.	600	41,886
Sempra Energy	102	11,501

		57,749

		2,045,927

TOTAL COMMON STOCK (Cost $64,724,855)		74,737,673

PREFERRED STOCK — 0.1%
Financial — 0.1%
Insurance — 0.1%
The Allstate Corp. 5.100%, 3 mo. LIBOR US + 3.165%, VRN	5,000	140,000

TOTAL PREFERRED STOCK (Cost $125,000)		140,000

TOTAL EQUITIES (Cost $64,849,855)		74,877,673

	Principal Amount
BONDS & NOTES — 25.1%

CORPORATE DEBT — 8.5%
Aerospace & Defense — 0.0%
United Technologies Corp. 6.125% 7/15/38	$15,000	19,648

	Principal Amount	Value
Agriculture — 0.0%
Bunge Ltd. Finance Corp. 3.500% 11/24/20	$30,000	$30,756

Airlines — 0.3%
American Airlines Group, Inc. (b) 5.500% 10/01/19	128,000	134,797
American Airlines Pass-Through Trust, Series 2014-1, Class A 3.700% 4/01/28	21,446	21,982
American Airlines Pass-Through Trust, Series 2014-1, Class B 4.375% 4/01/24	11,687	11,935
Delta Air Lines, Inc. 3.625% 3/15/22	55,000	56,462
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A 4.100% 10/01/29	79,030	82,191
United Airlines Pass-Through Trust, Series 2014-1, Class A 4.000% 10/11/27	26,632	27,797
WestJet Airlines Ltd. (b) 3.500% 6/16/21	22,000	22,483

		357,647

Auto Manufacturers — 0.2%
Ford Motor Co. 5.291% 12/08/46	15,000	15,395
General Motors Financial Co., Inc. 3.150% 6/30/22	55,000	55,085
General Motors Financial Co., Inc. 3.200% 7/13/20	80,000	81,513
Hyundai Capital America (b) 2.550% 2/06/19	40,000	40,150
Hyundai Capital America (b) 2.875% 8/09/18	30,000	30,247

		222,390

Auto Parts & Equipment — 0.0%
Lear Corp. 4.750% 1/15/23	28,000	28,970
Lear Corp. 5.375% 3/15/24	20,000	21,244

		50,214

Banks — 1.0%
Associated Banc-Corp. 2.750% 11/15/19	110,000	110,815
Bank of America Corp. 4.183% 11/25/27	90,000	91,538
Bank of America Corp. 3 mo. USD LIBOR + 1.814%, VRN 4.244% 4/24/38	45,000	46,793
Bank of America Corp. 4.750% 4/21/45	40,000	42,958

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Corp. 7.750% 5/14/38	$20,000	$28,762
The Bank of Nova Scotia 4.500% 12/16/25	40,000	42,040
Capital One Financial Corp. 2.500% 5/12/20	50,000	50,217
Citigroup, Inc. 5.500% 9/13/25	75,000	83,402
Citigroup, Inc. 5.875% 1/30/42	20,000	25,204
Citigroup, Inc. 8.125% 7/15/39	15,000	23,030
First Horizon National Corp. 3.500% 12/15/20	120,000	123,077
Fulton Financial Corp. 3.600% 3/16/22	45,000	45,532
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	48,579
The Goldman Sachs Group, Inc. 5.950% 1/15/27	80,000	93,378
JP Morgan Chase & Co. 3.375% 5/01/23	10,000	10,148
JP Morgan Chase & Co. 3.625% 12/01/27	70,000	69,283
JP Morgan Chase & Co. 5.600% 7/15/41	45,000	55,806
Regions Bank 7.500% 5/15/18	30,000	31,406
SVB Financial Group 3.500% 1/29/25	85,000	83,430
SVB Financial Group 5.375% 9/15/20	15,000	16,325
Valley National Bancorp 5.125% 9/27/23	50,000	53,819

		1,175,542

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	95,000	107,221
Molson Coors Brewing Co. 4.200% 7/15/46	15,000	14,793

		122,014

Biotechnology — 0.1%
Amgen, Inc. 5.150% 11/15/41	15,000	16,720
Baxalta, Inc. 3.600% 6/23/22	25,000	25,888
Baxalta, Inc. 5.250% 6/23/45	35,000	41,078

		83,686

Building Materials — 0.1%
Owens Corning 9.000% 6/15/19	10,000	11,218

	Principal Amount	Value
Standard Industries, Inc. (b) 5.000% 2/15/27	$81,000	$82,620
Standard Industries, Inc. (b) 5.375% 11/15/24	38,000	40,043
Standard Industries, Inc. (b) 5.500% 2/15/23	32,000	33,760

		167,641

Chemicals — 0.2%
Ashland, Inc. 6.875% 5/15/43	11,000	11,935
Celanese US Holdings LLC 4.625% 11/15/22	25,000	26,929
CF Industries, Inc. 6.875% 5/01/18	90,000	93,487
Incitec Pivot Finance LLC (b) 6.000% 12/10/19	25,000	26,718
Monsanto Co. 4.400% 7/15/44	20,000	20,341
RPM International, Inc. 3.750% 3/15/27	20,000	20,324
The Sherwin-Williams Co. 4.500% 6/01/47	20,000	20,957
The Sherwin-Williams Co. (b) 7.250% 6/15/19	25,000	27,399

		248,090

Commercial Services — 0.1%
The ADT Corp. 6.250% 10/15/21	85,000	92,544
ERAC USA Finance LLC (b) 2.800% 11/01/18	15,000	15,156

		107,700

Computers — 0.2%
Dell International LLC/EMC Corp. (b) 4.420% 6/15/21	70,000	73,795
Dell International LLC/EMC Corp. (b) 6.020% 6/15/26	15,000	16,523
DXC Technology Co. (b) 2.875% 3/27/20	15,000	15,188
DXC Technology Co. (b) 4.250% 4/15/24	25,000	25,866
DXC Technology Co. (b) 4.750% 4/15/27	50,000	52,134

		183,506

Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	105,000	111,403
Affiliated Managers Group, Inc. 3.500% 8/01/25	70,000	69,841
Air Lease Corp. 3.000% 9/15/23	90,000	89,482

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Air Lease Corp. 3.375% 1/15/19	$90,000	$91,674
Ally Financial, Inc. 3.600% 5/21/18	25,000	25,281
Ally Financial, Inc. 4.750% 9/10/18	45,000	46,238
Ares Finance Co. LLC (b) 4.000% 10/08/24	85,000	81,611
Brookfield Finance LLC 4.000% 4/01/24	80,000	82,062
CIT Group, Inc. 3.875% 2/19/19	55,000	56,375
CIT Group, Inc. (b) 5.500% 2/15/19	11,000	11,550
Discover Financial Services 4.100% 2/09/27	50,000	50,086
Genpact Luxembourg Sarl (b) 3.700% 4/01/22	65,000	65,818
International Lease Finance Corp. 3.875% 4/15/18	55,000	55,837
Lazard Group LLC 3.625% 3/01/27	34,000	33,583
Lazard Group LLC 4.250% 11/14/20	90,000	94,951
Legg Mason, Inc. 5.625% 1/15/44	35,000	37,174
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (b) 4.500% 3/15/27	30,000	31,402

		1,034,368

Electric — 0.4%
Duke Energy Corp. 3.750% 9/01/46	35,000	33,249
Entergy Louisiana LLC 4.950% 1/15/45	40,000	41,253
Florida Power & Light Co. 4.950% 6/01/35	25,000	28,982
IPALCO Enterprises, Inc. 3.450% 7/15/20	115,000	116,438
Nevada Power Co., Series N 6.650% 4/01/36	20,000	26,971
Pennsylvania Electric Co. (b) 4.150% 4/15/25	70,000	71,226
Progress Energy, Inc. 7.000% 10/30/31	5,000	6,620
Puget Energy, Inc. 3.650% 5/15/25	5,000	5,009
Puget Energy, Inc. 6.500% 12/15/20	59,000	65,952
Transelec SA (b) 4.625% 7/26/23	25,000	26,542

	Principal Amount	Value
Tri-State Pass-Through Trust, Series 2003, Class A (b) 6.040% 1/31/18	$4,638	$4,719
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	50,632

		477,593

Electronics — 0.2%
Arrow Electronics, Inc. 3.500% 4/01/22	60,000	61,295
Arrow Electronics, Inc. 3.875% 1/12/28	25,000	24,792
Arrow Electronics, Inc. 4.500% 3/01/23	10,000	10,577
Avnet, Inc. 3.750% 12/01/21	5,000	5,081
Avnet, Inc. 4.875% 12/01/22	23,000	24,364
FLIR Systems, Inc. 3.125% 6/15/21	35,000	35,279
Tech Data Corp. 3.700% 2/15/22	25,000	25,510

		186,898

Engineering & Construction — 0.1%
SBA Tower Trust (b) 2.877% 7/15/21	40,000	39,918
SBA Tower Trust (b) 3.168% 4/15/22	90,000	90,375

		130,293

Foods — 0.1%
Kraft Heinz Foods Co. 3.000% 6/01/26	45,000	43,067
Tyson Foods, Inc. 4.875% 8/15/34	25,000	27,353
The WhiteWave Foods Co. 5.375% 10/01/22	60,000	67,679

		138,099

Health Care – Products — 0.1%
Abbott Laboratories 4.900% 11/30/46	20,000	22,029
Becton Dickinson & Co. 3.363% 6/06/24	40,000	40,091
Becton Dickinson & Co. 4.685% 12/15/44	25,000	25,747

		87,867

Health Care – Services — 0.1%
Humana, Inc. 3.950% 3/15/27	45,000	46,897
Humana, Inc. 4.800% 3/15/47	25,000	27,549

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
UnitedHealth Group, Inc. 6.875% 2/15/38	$20,000	$28,408

		102,854

Insurance — 0.9%
The Allstate Corp. 3 mo. USD LIBOR + 2.938%, VRN 5.750% 8/15/53	70,000	76,650
Arch Capital Finance LLC 5.031% 12/15/46	30,000	33,352
AXIS Specialty Finance PLC 2.650% 4/01/19	20,000	20,116
Brown & Brown, Inc. 4.200% 9/15/24	50,000	52,453
The Chubb Corp. 3 mo. USD LIBOR + 2.250%, VRN 3.408% 3/29/67	21,000	20,842
CNA Financial Corp. 7.350% 11/15/19	40,000	44,699
CNO Financial Group, Inc. 4.500% 5/30/20	60,000	62,250
CNO Financial Group, Inc. 5.250% 5/30/25	72,000	76,248
Enstar Group Ltd. 4.500% 3/10/22	25,000	25,793
MetLife Capital Trust IV (b) 7.875% 12/15/67	70,000	94,507
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.040%, VRN 5.200% 3/15/44	28,000	29,680
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	45,000	49,444
QBE Insurance Group Ltd. (b) 2.400% 5/01/18	25,000	25,015
Reinsurance Group of America, Inc. 3.950% 9/15/26	65,000	66,064
Reinsurance Group of America, Inc. 6.450% 11/15/19	45,000	49,230
Trinity Acquisition PLC 3.500% 9/15/21	40,000	40,961
Trinity Acquisition PLC 4.400% 3/15/26	10,000	10,442
Unum Group 3.000% 5/15/21	25,000	25,238
USF&G Capital I (b) 8.500% 12/15/45	35,000	49,877
Willis North America, Inc. 3.600% 5/15/24	25,000	25,252
Willis North America, Inc. 7.000% 9/29/19	21,000	23,086
XLIT Ltd. 4.450% 3/31/25	40,000	41,237

	Principal Amount	Value
XLIT Ltd. 5.750% 10/01/21	$25,000	$27,982
XLIT Ltd. 6.375% 11/15/24	55,000	64,581

		1,034,999

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	90,000	95,147

Investment Companies — 0.1%
FS Investment Corp. 4.000% 7/15/19	90,000	90,909

Iron & Steel — 0.2%
ArcelorMittal 5.125% 6/01/20	80,000	84,600
ArcelorMittal STEP 5.750% 8/05/20	60,000	64,575
Reliance Steel & Aluminum Co. 4.500% 4/15/23	30,000	31,690
Vale Overseas Ltd. 5.875% 6/10/21	25,000	26,837
Vale Overseas Ltd. 6.875% 11/21/36	20,000	21,450

		229,152

Machinery – Diversified — 0.1%
CNH Industrial Capital LLC 3.375% 7/15/19	50,000	50,812
CNH Industrial Capital LLC 3.625% 4/15/18	25,000	25,220
CNH Industrial Capital LLC 3.875% 10/15/21	95,000	97,494

		173,526

Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.484% 10/23/45	35,000	42,008
Comcast Corp. 3.400% 7/15/46	45,000	40,977
Time Warner Cable, Inc. 6.750% 6/15/39	30,000	36,720
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	11,032
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	10,999
Time Warner, Inc. 6.100% 7/15/40	25,000	29,964
Time Warner, Inc. 6.250% 3/29/41	5,000	6,108

		177,808

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mining — 0.1%
Glencore Funding LLC (b) 4.625% 4/29/24	$55,000	$57,497
Kinross Gold Corp. (b) 4.500% 7/15/27	15,000	14,963

		72,460

Miscellaneous – Manufacturing — 0.1%
General Electric Co. 4.125% 10/09/42	50,000	52,620
Textron, Inc. 3.650% 3/15/27	20,000	20,078

		72,698

Office Equipment/Supplies — 0.1%
Pitney Bowes, Inc. 3.375% 10/01/21	80,000	79,464
Pitney Bowes, Inc. 4.750% 5/15/18	5,000	5,123
Pitney Bowes, Inc. 5.750% 9/15/17	6,000	6,042

		90,629

Office Furnishings — 0.0%
Steelcase, Inc. 6.375% 2/15/21	50,000	55,324

Oil & Gas — 0.4%
Cimarex Energy Co. 3.900% 5/15/27	15,000	15,082
ConocoPhillips Co. 2.400% 12/15/22	25,000	24,574
Encana Corp. 3.900% 11/15/21	37,000	37,714
Encana Corp. 6.500% 5/15/19	23,000	24,531
Encana Corp. 6.500% 2/01/38	15,000	17,058
Helmerich & Payne International Drilling Co. 4.650% 3/15/25	45,000	47,189
Marathon Petroleum Corp. 6.500% 3/01/41	35,000	40,421
Nabors Industries, Inc. (b) 5.500% 1/15/23	35,000	33,162
Newfield Exploration Co. 5.750% 1/30/22	25,000	26,312
PBF Holding Co. LLC/PBF Finance Corp. STEP 7.000% 11/15/23	25,000	24,625
Petroleos Mexicanos 3.125% 1/23/19	10,000	10,070
Petroleos Mexicanos 5.500% 1/21/21	60,000	62,940
Petroleos Mexicanos 6.375% 1/23/45	15,000	14,625

	Principal Amount	Value
Petroleos Mexicanos (b) 6.500% 3/13/27	$10,000	$10,743
Petroleos Mexicanos 6.625% 6/15/38	5,000	5,063
Phillips 66 5.875% 5/01/42	25,000	30,205
QEP Resources, Inc. 6.875% 3/01/21	50,000	51,875

		476,189

Oil & Gas Services — 0.1%
National Oilwell Varco, Inc. 2.600% 12/01/22	39,000	37,709
National Oilwell Varco, Inc. 3.950% 12/01/42	40,000	33,000

		70,709

Packaging & Containers — 0.2%
Amcor Finance USA, Inc. (b) 3.625% 4/28/26	95,000	95,012
Brambles USA, Inc. (b) 4.125% 10/23/25	24,000	24,616
Brambles USA, Inc. (b) 5.350% 4/01/20	15,000	16,093
Crown Americas LLC/Crown Americas Capital Corp. IV 4.500% 1/15/23	87,000	91,132
Graphic Packaging International, Inc. 4.750% 4/15/21	20,000	21,025
Graphic Packaging International, Inc. 4.875% 11/15/22	10,000	10,600

		258,478

Pharmaceuticals — 0.2%
AbbVie, Inc. 4.700% 5/14/45	55,000	58,445
Allergan Funding SCS 4.750% 3/15/45	45,000	48,576
Express Scripts Holding Co. 4.500% 2/25/26	30,000	31,794
McKesson Corp. 4.883% 3/15/44	10,000	10,879
McKesson Corp. 6.000% 3/01/41	30,000	36,668
Merck Sharp & Dohme Corp. 5.850% 6/30/39	10,000	13,054
Teva Pharmaceutical Finance Netherlands III BV 4.100% 10/01/46	15,000	13,816

		213,232

Pipelines — 0.5%
Energy Transfer LP 4.200% 4/15/27	30,000	29,991

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
EnLink Midstream Partners LP 4.850% 7/15/26	$22,000	$22,889
Enterprise Products Operating LLC 5.700% 2/15/42	16,000	18,728
Enterprise Products Operating LLC 6.125% 10/15/39	12,000	14,385
Kinder Morgan Energy Partners LP 6.375% 3/01/41	10,000	11,276
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	27,680
Kinder Morgan Energy Partners LP 6.550% 9/15/40	15,000	17,157
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	5,972
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	35,727
Magellan Midstream Partners LP 5.150% 10/15/43	30,000	32,567
MPLX LP 4.125% 3/01/27	20,000	20,068
MPLX LP 4.875% 12/01/24	57,000	60,771
MPLX LP 4.875% 6/01/25	73,000	77,409
MPLX LP 5.200% 3/01/47	5,000	5,149
MPLX LP 5.500% 2/15/23	24,000	24,643
Plains All American Pipeline LP/PAA Finance Corp. 4.500% 12/15/26	40,000	40,454
Sabine Pass Liquefaction LLC (b) 4.200% 3/15/28	45,000	45,464
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.250% 10/15/22	50,000	53,125
Western Gas Partners LP 4.000% 7/01/22	35,000	35,878

		579,333

Real Estate Investment Trusts (REITS) — 0.3%
American Tower Corp. 4.400% 2/15/26	25,000	26,203
American Tower Corp. 4.500% 1/15/18	60,000	60,822
Boston Properties LP 3.700% 11/15/18	20,000	20,416
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	40,870
Crown Castle International Corp. 4.000% 3/01/27	20,000	20,586
DDR Corp. 4.750% 4/15/18	15,000	15,294

	Principal Amount	Value
Federal Realty Investment Trust 5.900% 4/01/20	$10,000	$10,963
Healthcare Trust of America Holdings LP 2.950% 7/01/22	15,000	15,004
Healthcare Trust of America Holdings LP 3.500% 8/01/26	40,000	39,115
Host Hotels & Resorts LP 3.875% 4/01/24	45,000	45,774
Mid-America Apartments LP 3.600% 6/01/27	25,000	24,932
UDR, Inc. 3.500% 7/01/27	35,000	34,530
Weingarten Realty Investors 3.250% 8/15/26	15,000	14,299

		368,808

Retail — 0.3%
CVS Health Corp. 6.125% 9/15/39	10,000	12,523
CVS Pass-Through Trust (b) 5.926% 1/10/34	51,515	59,057
Dollar Tree, Inc. 5.750% 3/01/23	90,000	94,977
The Home Depot, Inc. 5.950% 4/01/41	30,000	39,665
QVC, Inc. 3.125% 4/01/19	35,000	35,388
QVC, Inc. 4.375% 3/15/23	25,000	25,286
QVC, Inc. 5.125% 7/02/22	10,000	10,573
Tiffany & Co. 4.900% 10/01/44	40,000	38,397

		315,866

Semiconductors — 0.0%
QUALCOMM, Inc. 4.300% 5/20/47	35,000	35,753

Software — 0.1%
Broadridge Financial Solutions, Inc. 3.950% 9/01/20	25,000	26,183
CA, Inc. 3.600% 8/15/22	20,000	20,224
Microsoft Corp. 4.450% 11/03/45	64,000	71,211
Oracle Corp. 4.000% 7/15/46	55,000	55,544

		173,162

Telecommunications — 0.3%
AT&T, Inc. 3.800% 3/01/24	45,000	46,017
AT&T, Inc. 4.750% 5/15/46	45,000	44,127

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 5.250% 3/01/37	$35,000	$37,288
CenturyLink, Inc. 6.150% 9/15/19	30,000	31,950
Cisco Systems, Inc. 5.500% 1/15/40	10,000	12,471
Hughes Satellite Systems Corp. 6.500% 6/15/19	25,000	27,000
Verizon Communications, Inc. 4.125% 3/16/27	30,000	30,984
Verizon Communications, Inc. 4.862% 8/21/46	25,000	25,004
Verizon Communications, Inc. 5.150% 9/15/23	20,000	22,216
Verizon Communications, Inc. 6.550% 9/15/43	34,000	42,169

		319,226

Transportation — 0.1%
Asciano Finance Ltd. (b) 4.625% 9/23/20	20,000	20,815
Asciano Finance Ltd. (b) 5.000% 4/07/18	55,000	56,003

		76,818

TOTAL CORPORATE DEBT (Cost $9,634,202)		9,907,032

MUNICIPAL OBLIGATIONS — 0.2%
JobsOhio Beverage System Series B 4.532% 1/01/35	150,000	160,917
State of California BAB 7.550% 4/01/39	25,000	38,168
State of California BAB 7.600% 11/01/40	10,000	15,566

		214,651

TOTAL MUNICIPAL OBLIGATIONS (Cost $200,174)		214,651

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.1%
Auto Floor Plan ABS — 0.0%
NCF Dealer Floorplan Master Trust, Series 2014-1A, Class A, 1 mo. LIBOR + 1.500%, FRN (b) 2.712% 10/20/20	50,000	50,000

Automobile ABS — 0.3%
Drive Auto Receivables Trust, Series 2016-BA, Class B (b) 2.560% 6/15/20	30,000	30,098
First Investors Auto Owner Trust, Series 2016-2A, Class B (b) 2.210% 7/15/22	80,000	79,581

	Principal Amount	Value
GLS Auto Receivables Trust, Series 2015-1A, Class A (b) 2.250% 12/15/20	$9,250	$9,238
Oscar US Funding Trust IV, Series 2016-1A, Class A2B, 1 mo. USD LIBOR + 1.700%, FRN (b) 2.689% 7/15/20	27,035	27,104
Oscar US Funding Trust V, Series 2016-2A, Class A4 (b) 2.990% 12/15/23	110,000	109,583
Oscar US Funding Trust VI, Series 2017-1A, Class A4 (b) 3.300% 5/10/24	30,000	30,238
Santander Drive Auto Receivables Trust, Series 2015-3, Class C 2.740% 1/15/21	50,000	50,464
Santander Drive Auto Receivables Trust, Series 2015-4, Class C 2.970% 3/15/21	50,000	50,614

		386,920

Commercial MBS — 0.8%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class AM, VRN 6.158% 2/10/51	14,763	14,891
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4, VRN 6.466% 2/10/51	41,243	41,542
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class AM, VRN 6.509% 2/10/51	50,000	50,673
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, VRN 5.694% 6/11/50	11,898	11,911
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AM, VRN 5.915% 6/11/50	120,000	120,213
Commercial Mortgage Pass-Through Certificates, Series 2013-GAM, Class A1 (b) 1.705% 2/10/28	69,609	69,116
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class B (b) 3.703% 10/15/45	35,000	35,495
Commercial Mortgage Pass-Through Certificates, Series 2015-CR23, Class C, VRN 4.397% 5/10/48	35,000	33,297
DBCCRE Mortgage Trust, Series 2014-ARCP, Class A (b) 4.238% 1/10/34	100,000	104,506

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM, VRN 5.951% 7/10/38	$41,789	$41,886
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class AM, VRN 5.466% 6/12/47	22,396	22,390
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	60,000	60,525
Morgan Stanley Capital I, Series 2008-T29, Class A4, VRN 6.503% 1/11/43	24,502	24,773
Morgan Stanley Capital I Trust, Series 2011-C2, Class B, VRN (b) 5.200% 6/15/44	100,000	107,042
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ, VRN 5.475% 8/15/39	7,051	7,043
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, VRN 6.174% 2/15/51	50,000	50,000
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	26,027	26,561
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	41,896
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	53,094

		916,854

Home Equity ABS — 0.1%
ACE Securities Corp., Series 2005-HE7, Class A2D, 1 mo. USD LIBOR + .660%, FRN 1.876% 11/25/35	8,393	8,387
Mastr Asset-Backed Securities Trust, Series 2005-WMC1, Class M3, 1 mo. USD LIBOR + .720%, FRN 1.936% 3/25/35	35,958	35,979
NovaStar Mortgage Funding Trust, Series 2005-3, Class A2D, 1 mo. LIBOR + .740%, FRN 1.586% 1/25/36	9,088	9,084

		53,450

Other ABS — 3.9%
321 Henderson Receivables I LLC, Series 2015-1A, Class A (b) 3.260% 9/15/72	44,513	41,767
Alterna Funding I LLC, Series 2014-1A, Class NOTE (b) 1.639% 2/15/21	15,696	15,539

	Principal Amount	Value
Apidos CLO XXV, Series 2016-25A, Class A1, 3 mo. USD LIBOR + 1.460%, FRN (b) 2.616% 10/20/28	$250,000	$250,771
Arbys Funding LLC, Series 2015-1A, Class A2 (b) 4.969% 10/30/45	68,950	69,079
Avery Point VI CLO Ltd., Series 2015-6A, Class A, 3 mo. USD LIBOR + 1.450%, FRN (b) 2.621% 8/05/27	250,000	251,349
BCC Funding VIII LLC, Series 2014-1A, Class A (b) 1.794% 6/20/20	1,976	1,976
BlueVirgo Trust, Series 2015-1A, Class NOTE (b) 3.000% 12/15/22	57,561	57,889
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A (b) 2.000% 12/10/23	24,935	24,780
Citigroup Mortgage Loan Trust, Series 2006-SHL1, Class A1, 1 mo. USD LIBOR + .200%, FRN (b) 1.416% 11/25/45	1,986	1,987
CKE Restaurant Holdings, Inc., Series 2013-1A, Class A2 (b) 4.474% 3/20/43	45,600	45,591
CLI Funding V LLC, Series 2014-1A, Class A (b) 3.290% 6/18/29	69,920	69,243
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A, 1 mo. USD LIBOR + .460%, FRN 1.676% 9/25/34	8,868	8,858
DB Master Finance LLC, Series 2015-1A, Class A2I (b) 3.262% 2/20/45	58,650	58,913
Diamond Resorts Owner Trust, Series 2014-1, Class A (b) 2.540% 5/20/27	28,818	28,808
Diamond Resorts Owner Trust, Series 2015-1, Class A (b) 2.730% 7/20/27	32,402	32,193
Diamond Resorts Owner Trust, Series 2016-1, Class A (b) 3.080% 11/20/28	135,671	134,714
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2I (b) 3.484% 10/25/45	98,750	99,443
Domino’s Pizza Master Issuer LLC, Series 2015-1A, Class A2II (b) 4.474% 10/25/45	108,625	111,901

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Elara HGV Timeshare Issuer LLC, Series 2016-A, Class A (b) 2.730% 4/25/28	$75,437	$74,815
Element Rail Leasing II LLC, Series 2015-1A, Class A1 (b) 2.707% 2/19/45	66,450	65,422
Fairway Outdoor Funding LLC, Series 2012-1A, Class A2 (b) 4.212% 10/15/42	86,747	86,692
First Franklin Mortgage Loan Trust, Series 2005-FF6, Class M1, 1 mo. USD LIBOR + .630%, FRN 1.846% 5/25/36	2,968	2,967
First Franklin Mortgage Loan Trust, Series 2004-FFH4, Class M6, 1 mo. USD LIBOR + 1.725%, FRN 2.941% 1/25/35	80,000	80,158
Fremont Home Loan Trust, Series 2005-E, Class 2A3, 1 mo. USD LIBOR + .240%, FRN 1.456% 1/25/36	2,148	2,146
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class A, 3 mo. USD LIBOR + 1.150%, FRN (b) 2.306% 4/25/25	250,000	249,999
GSAMP Trust, Series 2005-AHL, Class M1, 1 mo. USD LIBOR + .645%, FRN 1.861% 4/25/35	7,546	7,586
Helios Issuer LLC, Series 2017-1A, Class A (b) 4.940% 9/20/49	100,000	99,898
HERO Funding Trust, Series 2016-4A, Class A1 (b) 3.570% 9/20/47	122,388	124,980
Hilton Grand Vacations Trust, Series 2013-A, Class A (b) 2.280% 1/25/26	27,056	26,884
Home Equity Asset Trust, Series 2006-4, Class 2A3, 1 mo. USD LIBOR + .170%, FRN 1.386% 8/25/36	1,167	1,168
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2, 1 mo. USD LIBOR + .795%, FRN 2.011% 2/25/35	17,463	17,505
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2, 1 mo. USD LIBOR + .825%, FRN 2.041% 6/25/35	30,095	29,883
Marlette Funding Trust, Series 2016-1A, Class A (b) 3.060% 1/17/23	44,905	44,830

	Principal Amount	Value
Miramax LLC, Series 2014-1A, Class A2 (b) 3.340% 7/20/26	$56,680	$56,431
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC4, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.161% 4/25/35	25,042	25,163
Nations Equipment Finance Funding II LLC, Series 2014-1A, Class A (b) 1.558% 7/20/18	7,378	7,374
NRZ Advance Receivables Trust, Series 2016-T3, Class AT3 (b) 2.833% 10/16/51	320,000	316,390
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4 (b) 3.107% 12/15/50	150,000	147,956
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 3 mo. USD LIBOR + 1.120%, FRN (b) 2.276% 4/20/25	200,000	200,031
Orange Lake Timeshare Trust, Series 2016-A, Class A (b) 2.610% 3/08/29	48,077	47,922
Orange Lake Timeshare Trust, Series 2016-A, Class B (b) 2.910% 3/08/29	40,064	39,704
Oxford Finance Funding Trust, Series 2016-1A, Class A (b) 3.968% 6/17/24	50,000	49,604
Park Place Securities, Inc., Series 2005-WHQ4, Class A1A, 1 mo. USD LIBOR + .260%, FRN 1.476% 9/25/35	1,810	1,812
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class B (b) 3.080% 9/20/32	39,757	39,927
SoFi Consumer Loan Program LLC, Series 2016-5, Class A (b) 3.060% 9/25/28	278,313	281,228
SoFi Consumer Loan Program LLC, Series 2016-2A, Class A (b) 3.090% 10/27/25	84,769	85,527
SoFi Consumer Loan Program LLC, Series 2016-1A, Class A (b) 3.260% 8/25/25	90,284	91,458
SoFi Consumer Loan Program LLC, Series 2015-2, Class A (b) 3.280% 9/15/23	104,768	105,026
SoFi Consumer Loan Program LLC, Series 2017-2, Class A (b) 3.280% 2/25/26	104,685	104,291

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Specialty Underwriting & Residential Finance Trust, Series 2005-AB2, Class M1, 1 mo. USD LIBOR + .450%, FRN 1.666% 6/25/36	$39,095	$39,127
SPS Servicer Advance Receivables Trust, Series 2016-T2, Class AT2 (b) 2.750% 11/15/49	110,000	110,196
Taco Bell Funding LLC, Series 2016-1A, Class A2I (b) 3.832% 5/25/46	79,400	80,994
Textainer Marine Containers V Ltd., Series 2017-1A, Class A (b) 3.720% 5/20/42	98,218	99,123
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	36,339	36,130
Welk Resorts LLC, Series 2015-AA, Class A (b) 2.790% 6/16/31	30,084	29,797
Wendys Funding LLC, Series 2015-1A, Class A2I (b) 3.371% 6/15/45	117,900	118,368
Wendys Funding LLC, Series 2015-1A, Class A2II (b) 4.080% 6/15/45	49,125	49,848
Wendys Funding LLC, Series 2015-1A, Class A23 (b) 4.497% 6/15/45	73,688	75,686

		4,458,847

Student Loans ABS — 2.9%
Access Group, Inc., Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%, FRN (b) 2.716% 7/25/58	100,000	85,598
AccessLex Institute, Series 2004-A, Class A3, 28 Day ARS, FRN 1.699% 7/01/39	50,000	49,192
AccessLex Institute, Series 2003-A, Class A3, 3 mo. Treasury + 1.200%, FRN 2.160% 7/01/38	16,354	15,464
College Loan Corp. Trust I, Series 2007-1, Class B2, 28 Day ARS, FRN 1.104% 1/25/47	35,000	26,716
DRB Prime Student Loan Trust, Series 2016-R, Class A1, 1 mo. USD LIBOR + 1.900%, FRN (b) 3.116% 10/25/44	137,815	138,297
DRB Prime Student Loan Trust, Series 2016-A, Class A1, 1 mo. USD LIBOR + 2.000%, FRN (b) 3.216% 4/25/40	67,287	67,106

	Principal Amount	Value
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 1 mo. USD LIBOR + 1.850%, FRN (b) 3.066% 10/27/36	$113,928	$113,928
Earnest Student Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 2.050%, FRN (b) 3.266% 2/26/35	71,272	71,523
ECMC Group Student Loan Trust, Series 2017-1A, Class A, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.416% 12/27/66	95,947	96,032
ECMC Group Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + 1.350%, FRN (b) 2.566% 7/26/66	121,524	122,169
EdLinc Student Loan Funding Trust, Series 2012-1, Class B, 1 mo. USD LIBOR + 4.240%, FRN (b) 5.456% 11/26/40	65,000	74,890
Education Loan Asset-Backed Trust I, Series 2003-2, Class 2A1, 28 Day ARS, FRN (b) 0.980% 8/01/43	50,000	46,263
Kentucky Higher Education Student Loan Corp., Series 2015-1, Class A1, 1 mo. USD LIBOR + .750%, FRN 1.801% 12/01/31	64,741	64,403
KnowledgeWorks Foundation, Series 2010-1, Class A, 3 mo. USD LIBOR + .950%, FRN 2.139% 2/25/42	38,430	38,489
National Collegiate Student Loan Trust, Series 2005-1, Class A4, 1 mo. USD LIBOR + .240%, FRN 1.456% 11/27/28	3,196	3,190
Navient Student Loan Trust, Series 2016-1A, Class A, 1 mo. USD LIBOR + .700%, FRN (b) 1.916% 2/25/70	83,562	82,619
Navient Student Loan Trust, Series 2014-1, Class A4, 1 mo. USD LIBOR + .750%, FRN 1.966% 2/25/39	100,000	96,162
Navient Student Loan Trust, Series 2017-3A, Class A3, 1 mo. USD LIBOR + 1.050%, FRN (b) 2.266% 7/26/66	100,000	101,058
Navient Student Loan Trust, Series 2017-1A, Class A3, 1 mo. USD LIBOR + 1.150%, FRN (b) 2.366% 7/26/66	150,000	150,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Navient Student Loan Trust, Series 2016-5A, Class A, 1 mo. USD LIBOR + 1.250%, FRN (b) 2.466% 6/25/65	$100,648	$102,236
Navient Student Loan Trust, Series 2016-6A, Class A3, 1 mo. USD LIBOR + 1.300%, FRN (b) 2.516% 3/25/66	410,000	418,758
Navient Student Loan Trust, Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500%, FRN 2.716% 10/25/58	40,000	37,232
Nelnet Private Education Loan Trust, Series 2016-A, Class A1A, 1 mo. USD LIBOR + 1.750%, FRN (b) 2.774% 12/26/40	83,253	83,421
Nelnet Private Education Loan Trust, Series 2016-A, Class A1B (b) 3.600% 12/26/40	83,254	83,217
Nelnet Student Loan Trust, Series 2005-2, Class A5, 3 mo. USD LIBOR + .100%, FRN 1.387% 3/23/37	91,779	89,609
Nelnet Student Loan Trust, Series 2013-5A, Class A, 1 mo. USD LIBOR + .630%, FRN (b) 1.846% 1/25/37	49,458	49,294
PHEAA Student Loan Trust, Series 2016-2A, Class A, 1 mo. USD LIBOR + .950%, FRN (b) 2.166% 11/25/65	104,093	104,282
SLC Private Student Loan Trust, Series 2006-A, Class C, 3 mo. USD LIBOR + .450%, FRN 1.608% 7/15/36	100,000	91,527
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%, FRN 1.382% 2/15/45	53,971	49,657
SLM Student Loan Trust, Series 2005-4, Class B, 3 mo. USD LIBOR + .180%, FRN 1.336% 7/25/55	119,046	110,480
SLM Student Loan Trust, Series 2006-5, Class B, 3 mo. USD LIBOR + .210%, FRN 1.366% 10/25/40	112,811	104,573
SLM Student Loan Trust, Series 2006-10, Class B, 3 mo. USD LIBOR + .220%, FRN 1.376% 3/25/44	67,627	63,218

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-5, Class A7, 28 Day ARS, FRN 4.500% 6/17/30	$50,000	$50,000
SLM Student Loan Trust, Series 2003-5, Class A9, 28 Day ARS, FRN 4.500% 6/17/30	50,000	50,000
SMB Private Education Loan Trust, Series 2016-A, Class A2A (b) 2.700% 5/15/31	100,000	100,310
SMB Private Education Loan Trust, Series 2017-A, Class B (b) 3.500% 6/17/41	100,000	97,284
SoFi Professional Loan Program LLC, Series 2016-B, Class A1, 1 mo. USD LIBOR + 1.200%, FRN (b) 2.416% 6/25/33	71,719	72,475
SoFi Professional Loan Program LLC, Series 2017-A, Class B, VRN (b) 3.440% 3/26/40	100,000	99,125
South Carolina Student Loan Corp., Series 2010-1, Class A3, 3 mo. USD LIBOR + 1.050%, FRN 2.206% 10/27/36	100,000	100,075

		3,399,872

WL Collateral CMO — 0.1%
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1, VRN 3.467% 2/25/34	5,247	5,310
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1, VRN 3.728% 9/25/33	2,013	1,929
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1, VRN 3.627% 8/25/34	3,100	3,205
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, VRN 3.067% 8/25/34	15,254	14,660
JP Morgan Mortgage Trust, Series 2017-1, Class A11, VRN (b) 3.500% 1/25/47	97,490	98,197
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA, VRN 3.315% 2/25/34	1,568	1,509
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA, VRN 3.340% 7/25/33	1,134	1,168
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A, VRN 3.375% 2/25/34	69	74
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A, VRN 3.425% 3/25/34	8,646	8,925

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR2, Class A, 12 mo. MTA + 1.400%, FRN 2.132% 4/25/44	$21,652	$22,183

		157,160

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1, VRN 3.452% 6/25/32	6,331	6,365

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,406,313)		9,429,468

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 6.125% 1/18/41	100,000	115,300
Export-Import Bank of Korea 1.750% 2/27/18	10,000	9,990
Mexico Government International Bond 4.750% 3/08/44	123,000	123,123
Mexico Government International Bond 5.125% 1/15/20	35,000	37,765

		286,178

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $278,034)		286,178

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 6.1%
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp.
Series 4303, Class AP 3.000% 8/15/43	116,172	118,642
Series 4290, Class CA 3.500% 12/15/38	79,536	82,640
Series 2617, Class Z 5.500% 5/15/33	59,406	65,902
Series 2693, Class Z 5.500% 10/15/33	110,636	120,831
Series 3423, Class PB 5.500% 3/15/38	22,997	25,349
Federal National Mortgage Association Series 2014-7, Class VA 3.500% 5/25/25	51,461	54,021
Series 2014-48, Class AB 4.000% 10/25/40	106,761	112,127
Series 2007-32, Class Z 5.500% 4/25/37	35,631	39,242
Series 2010-60, Class HJ 5.500% 5/25/40	20,671	22,398

	Principal Amount	Value
Federal National Mortgage Association REMIC Series 2007-B2, Class ZA 5.500% 6/25/37	$29,550	$32,315
Vendee Mortgage Trust Series 1992-1, Class 2Z 7.750% 5/15/22	24,485	26,852

		700,319

Pass-Through Securities — 5.4%
Federal Home Loan Mortgage Corp.
Pool #Q37467 3.500% 11/01/45	219,079	225,754
Pool #Q41916 3.500% 7/01/46	76,305	78,988
Pool #Q44275 3.500% 11/01/46	48,194	49,889
Pool #Q44277 3.500% 11/01/46	24,667	25,481
Pool #Q45741 3.500% 1/01/47	146,370	151,218
Pool #Q47742 4.000% 4/01/47	24,752	26,319
Pool #Q47730 4.000% 4/01/47	49,817	52,971
Pool #C03537 4.500% 8/01/40	46,919	50,780
Pool #G06057 4.500% 10/01/40	33,181	35,788
Pool #G60485 4.500% 10/01/41	43,195	46,601
Pool #G60469 4.500% 1/01/42	28,818	31,082
Pool #G60172 4.500% 9/01/43	43,192	46,760
Pool #G05253 5.000% 2/01/39	9,609	10,528
Pool #G11431 6.000% 2/01/18	2	2
Pool #G00729 8.000% 6/01/27	13,777	16,126
Federal Home Loan Mortgage Corp. TBA
Pool #292 3.500% 6/01/44 (c)	300,000	308,144
Pool #5992 4.000% 9/01/43 (c)	250,000	262,344
Pool #7718 4.500% 11/01/40 (c)	150,000	160,687
Federal National Mortgage Association
Pool #725692 2.787% 10/01/33 1 year CMT + 2.144%, FRN	12,742	13,372
Pool #888586 2.831% 10/01/34 1 year CMT + 2.203%, FRN	19,702	20,704
Pool #AS1304 3.500% 12/01/28	52,235	54,498

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AV2325 3.500% 12/01/28	$27,654	$28,852
Pool #AS6187 3.500% 11/01/45	480,849	495,143
Pool #AS6306 3.500% 12/01/45	160,580	165,780
Pool #AS6475 3.500% 1/01/46	124,010	128,181
Pool #AS6476 3.500% 1/01/46	133,197	137,511
Pool #AS6477 3.500% 1/01/46	149,722	154,173
Pool #BE4046 3.500% 12/01/46	146,428	150,507
Pool #BH4875 3.500% 6/01/47	75,000	77,101
Pool #AZ7917 4.000% 3/01/41	17,147	18,157
Pool #AL8422 4.000% 1/01/43	20,167	21,361
Pool #MA3027 4.000% 6/01/47	149,442	157,335
Pool #BF0094 4.000% 5/01/56	214,026	224,527
Pool #BF0105 4.000% 6/01/56	144,748	152,166
Pool #AB1466 4.500% 9/01/40	20,635	22,264
Pool #AH6787 4.500% 3/01/41	36,813	39,878
Pool #AL7566 4.500% 10/01/42	35,385	38,183
Pool #AL6997 4.500% 11/01/42	73,421	79,536
Pool #AL6608 4.500% 6/01/44	33,532	36,377
Pool #AD6437 5.000% 6/01/40	19,486	21,463
Pool #AD6996 5.000% 7/01/40	137,138	150,386
Pool #AL8173 5.000% 2/01/44	50,499	55,362
Pool #564594 7.000% 1/01/31	7,180	8,289
Pool #253795 7.000% 5/01/31	5,436	6,338
Pool #507061 7.500% 10/01/29	697	817
Pool #527761 7.500% 2/01/30	1,362	1,517
Pool #531196 7.500% 2/01/30	859	1,013

	Principal Amount	Value
Pool #253183 7.500% 4/01/30	$2,204	$2,591
Pool #253265 7.500% 5/01/30	1,406	1,634
Pool #535248 8.000% 4/01/30	133	158
Pool #539460 8.000% 5/01/30	1,147	1,380
Pool #190317 8.000% 8/01/31	1,601	1,911
Federal National Mortgage Association TBA
Pool #1127 3.500% 4/01/44 (c)	250,000	256,719
Pool #15801 4.500% 4/01/41 (c)	175,000	187,687
Government National Mortgage Association
Pool #783896 3.500% 5/15/44	198,467	206,297
Pool #351528 7.000% 8/15/23	1,487	1,531
Pool #352049 7.000% 10/15/23	728	809
Pool #588012 7.000% 7/15/32	3,175	3,742
Government National Mortgage Association II
Pool #82462 2.375% 1/20/40 1 year CMT + 1.500%, FRN	19,528	20,062
Pool #82488 2.375% 3/20/40 1 year CMT + 1.500%, FRN	21,638	22,311
Pool #784026 3.500% 12/20/44	55,093	57,198
Pool #MA4382 3.500% 4/20/47	1,119,503	1,161,047
Government National Mortgage Association II TBA Pool #1767 4.000% 6/01/44 (c)	275,000	289,330

		6,254,660

Whole Loans — 0.1%
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C05, Class 2M1 2.566% 1/25/29 1 mo. USD LIBOR + 1.350%, FRN	61,824	62,314

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $7,055,563)		7,017,293

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 1.9%
U.S. Treasury Bonds & Notes — 1.9%
U.S. Treasury Bond 2.500% 5/15/46	$110,000	$102,371
U.S. Treasury Bond (d) 3.500% 2/15/39	120,000	135,600
U.S. Treasury Note 1.125% 12/31/19	300,000	297,539
U.S. Treasury Note 1.250% 12/15/18	615,000	614,183
U.S. Treasury Note 1.875% 3/31/22	250,000	250,129
U.S. Treasury Note 2.000% 11/15/26	870,000	848,393

		2,248,215

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,257,444)		2,248,215

TOTAL BONDS & NOTES (Cost $28,831,730)		29,102,837

	Number of Shares
MUTUAL FUNDS — 9.9%
Diversified Financial Services — 9.9%
Altaba, Inc.	2,534	138,052
iShares China Large-Cap ETF	2,800	111,188
iShares MSCI Australia ETF	7,000	151,760
iShares MSCI EAFE ETF	56,630	3,692,276
iShares MSCI France ETF	8,500	244,460
iShares MSCI Germany ETF	7,200	217,944
iShares MSCI Italy Capped ETF	2,900	80,620
iShares MSCI Japan ETF	10,300	552,595
iShares MSCI Singapore Capped ETF	1,150	27,163
iShares MSCI South Korea Capped ETF	1,800	122,058
iShares MSCI Spain ETF	3,400	111,656
iShares MSCI Sweden ETF	2,100	71,232
iShares MSCI Switzerland Capped ETF	6,400	219,584
iShares MSCI Turkey Investable Market ETF	1,700	70,567
iShares MSCI United Kingdom ETF	10,500	349,965
Vanguard FTSE Developed Markets ETF	74,840	3,092,389
Vanguard MSCI Emerging Markets ETF	55,800	2,278,314

TOTAL MUTUAL FUNDS (Cost $10,666,976)		11,531,823

	Notional Amount	Value
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial Services — 0.1%
3-Month USD LIBOR BBA 30 Year Swaption, Call, Expires 1/11/22, Strike 2.60 (OTC-Barclays Bank PLC.); Underlying swap terminates 1/13/52	$210,000	$23,574
3-Month USD LIBOR BBA 30 Year Swaption, Put, Expires 1/11/22, Strike 2.60 (OTC-Barclays Bank PLC.); Underlying swap terminates 1/13/52	350,000	43,700

		67,274

TOTAL PURCHASED OPTIONS (Cost $72,996)		67,274

	Number of Shares
RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (e)	3,821	3,859
Safeway PDC LLC Contingent Value (a) (e)	3,821	191

		4,050

TOTAL RIGHTS (Cost $3,985)		4,050

TOTAL LONG-TERM INVESTMENTS (Cost $104,425,542)		115,583,657

	Principal Amount
SHORT-TERM INVESTMENTS — 1.8%
Commercial Paper — 1.7%
BAT International Finance (b) 1.369% 7/03/17	$1,000,000	999,883
Magna International, Inc. (b) 1.390% 7/11/17	1,000,000	999,562

		1,999,445

Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (f)	149,267	149,267

TOTAL SHORT-TERM INVESTMENTS (Cost $2,148,812)		2,148,712

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Value

TOTAL INVESTMENTS — 101.5% (Cost $106,574,354) (g)	$117,732,369

Other Assets/(Liabilities) — (1.5)%	(1,786,242)

NET ASSETS — 100.0%	$115,946,127

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Auction Rate Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $11,130,248 or 9.60% of net assets.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(d)	A portion of this security is pledged/held as collateral for open futures contracts and open swaps agreements. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $4,050 or 0.00% of net assets.
(f)	Maturity value of $149,268. Collateralized by U.S. Government Agency obligations with a rate of 2.500%, maturity date of 12/25/42, and an aggregate market value, including accrued interest, of $154,335.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Basic Materials — 3.4%
Chemicals — 1.6%
Eastman Chemical Co.	9,836	$826,126

Iron & Steel — 0.9%
Nucor Corp.	7,606	440,159

Mining — 0.9%
Goldcorp, Inc.	37,953	489,973

		1,756,258

Communications — 6.6%
Internet — 1.0%
Alphabet, Inc. Class A (a)	537	499,238

Media — 3.7%
Comcast Corp. Class A	28,437	1,106,768
DISH Network Corp. Class A (a)	6,210	389,740
The Walt Disney Co.	3,847	408,744

		1,905,252

Telecommunications — 1.9%
CenturyLink, Inc. (b)	8,033	191,828
T-Mobile US, Inc. (a)	13,357	809,701

		1,001,529

		3,406,019

Consumer, Cyclical — 7.9%
Airlines — 1.4%
Delta Air Lines, Inc.	8,230	442,280
Southwest Airlines Co.	4,734	294,171

		736,451

Auto Manufacturers — 0.5%
PACCAR, Inc.	3,840	253,594

Home Furnishing — 0.8%
Whirlpool Corp.	2,089	400,294

Leisure Time — 1.1%
Carnival Corp.	8,369	548,756

Lodging — 0.9%
Wyndham Worldwide Corp.	4,530	454,857

Retail — 3.2%
Coach, Inc.	9,340	442,156
Wal-Mart Stores, Inc.	6,850	518,408
Walgreens Boots Alliance, Inc.	9,153	716,771

		1,677,335

		4,071,287

Consumer, Non-cyclical — 13.7%
Agriculture — 1.2%
Philip Morris International, Inc.	5,370	630,707

	Number of Shares	Value
Beverages — 0.6%
Coca-Cola European Partners PLC	7,700	$313,159

Biotechnology — 1.4%
Amgen, Inc.	2,898	499,122
Gilead Sciences, Inc.	2,932	207,527

		706,649

Cosmetics & Personal Care — 0.9%
The Procter & Gamble Co.	5,472	476,885

Health Care – Products — 3.6%
Danaher Corp.	7,748	653,854
Medtronic PLC	3,190	283,112
Thermo Fisher Scientific, Inc.	1,954	340,914
Zimmer Biomet Holdings, Inc.	4,267	547,883

		1,825,763

Health Care – Services — 2.4%
UnitedHealth Group, Inc.	6,617	1,226,924

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	4,320	240,710
GlaxoSmithKline PLC Sponsored ADR	10,250	441,980
Pfizer, Inc.	27,728	931,384
Teva Pharmaceutical Industries Ltd. Sponsored ADR	7,862	261,176

		1,875,250

		7,055,337

Energy — 9.9%
Oil & Gas — 6.6%
Chevron Corp.	13,848	1,444,762
ConocoPhillips	5,366	235,889
Hess Corp.	5,145	225,711
Phillips 66	4,100	339,029
Suncor Energy, Inc.	39,124	1,142,421

		3,387,812

Oil & Gas Services — 2.3%
Halliburton Co.	10,946	467,504
Schlumberger Ltd.	4,878	321,167
Weatherford International PLC (a) (b)	97,936	379,012

		1,167,683

Pipelines — 1.0%
Enbridge, Inc.	13,202	525,572

		5,081,067

Financial — 30.5%
Banks — 16.5%
Bank of America Corp.	109,250	2,650,405
The Bank of New York Mellon Corp.	11,195	571,169
Citigroup, Inc.	12,950	866,096
JP Morgan Chase & Co.	29,587	2,704,252
KeyCorp	37,656	705,673

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Morgan Stanley	11,693	$521,040
Zions Bancorp	10,860	476,863

		8,495,498

Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.	3,512	447,043
BlackRock, Inc.	1,240	523,788
Nasdaq, Inc.	11,768	841,294

		1,812,125

Insurance — 6.1%
American International Group, Inc.	17,295	1,081,283
Aon PLC	4,488	596,680
MetLife, Inc.	14,404	791,356
XL Group Ltd.	14,842	650,079

		3,119,398

Real Estate Investment Trusts (REITS) — 4.4%
Boston Properties, Inc.	2,477	304,721
Crown Castle International Corp.	5,690	570,024
Digital Realty Trust, Inc.	2,838	320,552
HCP, Inc.	16,545	528,778
Invitation Homes, Inc.	9,903	214,202
Prologis, Inc.	5,500	322,520

		2,260,797

		15,687,818

Industrial — 14.1%
Aerospace & Defense — 1.8%
Lockheed Martin Corp.	3,319	921,387

Building Materials — 2.1%
Johnson Controls International PLC	25,230	1,093,973

Electronics — 1.2%
TE Connectivity Ltd.	7,607	598,519

Environmental Controls — 0.6%
Waste Management, Inc.	4,260	312,471

Machinery – Construction & Mining — 0.6%
Caterpillar, Inc.	2,810	301,963

Machinery – Diversified — 0.4%
Zebra Technologies Corp. Class A (a)	2,200	221,144

Miscellaneous – Manufacturing — 3.5%
Eaton Corp. PLC	14,560	1,133,205
Parker-Hannifin Corp.	4,230	676,038

		1,809,243

Packaging & Containers — 1.0%
WestRock Co.	9,060	513,340

Transportation — 2.9%
FedEx Corp.	1,358	295,134
Kansas City Southern	2,370	248,020
XPO Logistics, Inc. (a)	14,714	950,966

		1,494,120

		7,266,160

	Number of Shares	Value
Technology — 9.0%
Computers — 2.3%
Apple, Inc.	4,018	$578,672
Check Point Software Technologies Ltd. (a)	2,027	221,105
HP, Inc.	23,120	404,138

		1,203,915

Semiconductors — 3.3%
Broadcom Ltd.	3,196	744,828
NXP Semiconductor NV (a)	4,870	533,022
Texas Instruments, Inc.	5,223	401,805

		1,679,655

Software — 3.4%
First Data Corp. Class A (a)	24,791	451,196
Microsoft Corp.	9,601	661,797
Synopsys, Inc. (a)	8,597	626,979

		1,739,972

		4,623,542

Utilities — 4.7%
Electric — 4.7%
Edison International	19,882	1,554,574
Entergy Corp.	8,070	619,534
NextEra Energy, Inc.	1,840	257,839

		2,431,947

TOTAL COMMON STOCK (Cost $44,170,223)		51,379,435

TOTAL EQUITIES (Cost $44,170,223)		51,379,435

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
State Street Navigator Securities Lending Prime Portfolio (c)	528,240	528,240

		528,240

TOTAL MUTUAL FUNDS (Cost $528,240)		528,240

TOTAL LONG-TERM INVESTMENTS (Cost $44,698,463)		51,907,675

	Principal Amount
SHORT-TERM INVESTMENTS — 0.4%
Repurchase Agreement — 0.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (d)	$224,311	224,311

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	$8,037	$8,037

TOTAL SHORT-TERM INVESTMENTS (Cost $232,348)		232,348

TOTAL INVESTMENTS — 101.2% (Cost $44,930,811) (e)		52,140,023

Other Assets/(Liabilities) — (1.2)%		(626,184)

NET ASSETS — 100.0%		$51,513,839

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $512,474 or 0.99% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $224,312. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $229,541.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 2.1%
Chemicals — 1.5%
Air Products & Chemicals, Inc.	3,090	$442,055
Albemarle Corp.	2,010	212,135
Ashland Global Holdings, Inc.	700	46,137
Cabot Corp.	200	10,686
Celanese Corp. Series A	1,500	142,410
The Dow Chemical Co.	4,410	278,139
Eastman Chemical Co.	4,300	361,157
Huntsman Corp.	21,300	550,392
LyondellBasell Industries NV Class A	3,400	286,926
The Mosaic Co.	1,000	22,830
Olin Corp.	1,600	48,448
Platform Specialty Products Corp. (a)	32,900	417,172
Praxair, Inc.	350	46,393
Valvoline, Inc.	1,400	33,208
Westlake Chemical Corp.	160	10,594

		2,908,682

Forest Products & Paper — 0.2%
Domtar Corp.	8,137	312,623
International Paper Co.	500	28,305

		340,928

Iron & Steel — 0.1%
Nucor Corp.	1,700	98,379
Reliance Steel & Aluminum Co.	300	21,843
Steel Dynamics, Inc.	4,200	150,402
United States Steel Corp.	90	1,993

		272,617

Mining — 0.3%
Alcoa Corp.	7,300	238,345
Freeport-McMoRan, Inc. (a)	9,331	112,065
Newmont Mining Corp.	7,800	252,642

		603,052

		4,125,279

Communications — 7.9%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	19,000	467,400

Internet — 0.6%
eBay, Inc. (a)	19,100	666,972
FireEye, Inc. (a)	700	10,647
Liberty Expedia Holdings, Inc. Class A (a)	700	37,814
Liberty Ventures Series A (a)	7,900	413,091
Twitter, Inc. (a)	6,000	107,220

		1,235,744

	Number of Shares	Value
Media — 2.1%
Charter Communications, Inc. Class A (a)	110	$37,053
Comcast Corp. Class A	7,000	272,440
Discovery Communications, Inc. Class A (a)	6,100	157,563
Discovery Communications, Inc. Class C (a)	3,300	83,193
DISH Network Corp. Class A (a)	200	12,552
John Wiley & Sons, Inc. Class A	1,400	73,850
Liberty Broadband Corp. Class A (a)	1,500	128,685
Liberty Broadband Corp. Class C (a)	1,400	121,450
Liberty Media Corp-Liberty SiriusXM Class C (a)	2,500	104,250
News Corp. Class A	2,800	38,360
Scripps Networks Interactive, Inc. Class A	2,200	150,282
TEGNA, Inc.	4,455	64,197
The Walt Disney Co.	2,470	262,437
Time Warner, Inc.	19,090	1,916,827
Twenty-First Century Fox, Inc. Class A	11,200	317,408
Twenty-First Century Fox, Inc. Class B	4,300	119,841
Viacom, Inc. Class B	7,800	261,846

		4,122,234

Telecommunications — 5.0%
ARRIS International PLC (a)	13,600	381,072
AT&T, Inc.	110,214	4,158,374
CenturyLink, Inc.	7	167
Cisco Systems, Inc.	86,200	2,698,060
EchoStar Corp. Class A (a)	5,700	345,990
Juniper Networks, Inc.	18,600	518,568
LogMeIn, Inc.	450	47,025
Motorola Solutions, Inc.	9,300	806,682
T-Mobile US, Inc. (a)	12,850	778,967
Telephone & Data Systems, Inc.	1,118	31,025
Verizon Communications, Inc.	4,700	209,902

		9,975,832

		15,801,210

Consumer, Cyclical — 9.4%
Airlines — 1.1%
Alaska Air Group, Inc.	4,900	439,824
American Airlines Group, Inc.	7,300	367,336
Copa Holdings SA Class A	1,820	212,940
Delta Air Lines, Inc.	8,000	429,920
JetBlue Airways Corp. (a)	17,500	399,525
Spirit Airlines, Inc. (a)	600	30,990
United Continental Holdings, Inc. (a)	5,100	383,775

		2,264,310

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Apparel — 0.1%
Michael Kors Holdings Ltd. (a)	3,000	$108,750
Ralph Lauren Corp.	700	51,660

		160,410

Auto Manufacturers — 1.0%
Ford Motor Co.	74,500	833,655
General Motors Co.	29,300	1,023,449
PACCAR, Inc.	900	59,436

		1,916,540

Auto Parts & Equipment — 0.8%
Adient PLC	562	36,743
BorgWarner, Inc.	7,200	304,992
The Goodyear Tire & Rubber Co.	13,100	457,976
Lear Corp.	5,270	748,762

		1,548,473

Distribution & Wholesale — 0.0%
WESCO International, Inc. (a)	1,200	68,760

Entertainment — 0.2%
Cinemark Holdings, Inc.	3,500	135,975
Dolby Laboratories, Inc. Class A	800	39,168
International Game Technology PLC	6,300	115,290
Regal Entertainment Group Class A	800	16,368

		306,801

Food Services — 0.1%
Aramark	3,500	143,430

Home Builders — 0.3%
CalAtlantic Group, Inc.	2,000	70,700
D.R. Horton, Inc.	2,000	69,140
Lennar Corp. Class A	2,700	143,964
Lennar Corp. Class B	100	4,497
PulteGroup, Inc.	14,700	360,591
Toll Brothers, Inc.	1,100	43,461

		692,353

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a)	1,000	53,390
Whirlpool Corp.	1,010	193,536

		246,926

Housewares — 0.1%
Newell Brands, Inc.	4,700	252,014

Leisure Time — 0.7%
Brunswick Corp.	500	31,365
Harley-Davidson, Inc.	1,500	81,030
Norwegian Cruise Line Holdings Ltd. (a)	8,300	450,607
Royal Caribbean Cruises Ltd.	7,620	832,333

		1,395,335

Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	700	43,295

	Number of Shares	Value
Hyatt Hotels Corp. Class A (a)	7,000	$393,470
MGM Resorts International	25,100	785,379

		1,222,144

Retail — 4.2%
Bed Bath & Beyond, Inc.	11,300	343,520
Best Buy Co., Inc.	8,800	504,504
Burlington Stores, Inc. (a)	3,800	349,562
CVS Health Corp.	12,880	1,036,325
Dick’s Sporting Goods, Inc.	1,800	71,694
Foot Locker, Inc.	2,000	98,560
GameStop Corp. Class A	18,300	395,463
The Gap, Inc.	14,200	312,258
Genuine Parts Co.	700	64,932
Kohl’s Corp.	11,700	452,439
Liberty Interactive Corp. Class A (a)	4,800	117,792
Macy’s, Inc.	14,644	340,327
The Michaels Cos., Inc. (a)	4,100	75,932
Nu Skin Enterprises, Inc. Class A	7,200	452,448
Penske Automotive Group, Inc.	6,300	276,633
PVH Corp.	4,360	499,220
Staples, Inc.	6,900	69,483
Target Corp.	11,200	585,648
Tiffany & Co.	500	46,935
Urban Outfitters, Inc. (a)	300	5,562
Wal-Mart Stores, Inc.	20,200	1,528,736
Walgreens Boots Alliance, Inc.	9,639	754,830
Williams-Sonoma, Inc.	2,200	106,700

		8,489,503

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	1,100	122,661

		18,829,660

Consumer, Non-cyclical — 17.9%
Agriculture — 1.4%
Archer-Daniels-Midland Co.	1,200	49,656
Bunge Ltd.	2,700	201,420
Philip Morris International, Inc.	20,660	2,426,517
Reynolds American, Inc.	1,500	97,560

		2,775,153

Beverages — 0.5%
The Coca-Cola Co.	12,400	556,140
Molson Coors Brewing Co. Class B	1,560	134,690
PepsiCo, Inc.	2,910	336,076

		1,026,906

Biotechnology — 1.4%
Amgen, Inc.	9,630	1,658,575
Bio-Rad Laboratories, Inc. Class A (a)	180	40,736
Gilead Sciences, Inc.	7,700	545,006
United Therapeutics Corp. (a)	4,150	538,379

		2,782,696

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Commercial Services — 0.7%
Booz Allen Hamilton Holding Corp.	3,900	$126,906
CoreLogic, Inc. (a)	400	17,352
Graham Holdings Co. Class B	6	3,598
H&R Block, Inc.	15,200	469,832
ManpowerGroup, Inc.	3,810	425,386
Quanta Services, Inc. (a)	10,700	352,244
Sabre Corp.	2,000	43,540

		1,438,858

Cosmetics & Personal Care — 1.7%
Colgate-Palmolive Co.	4,100	303,933
Edgewell Personal Care Co. (a)	780	59,296
The Procter & Gamble Co.	36,010	3,138,271

		3,501,500

Foods — 0.7%
Campbell Soup Co.	700	36,505
Conagra Brands, Inc.	8,600	307,536
Ingredion, Inc.	160	19,074
The J.M. Smucker Co.	350	41,415
The Kraft Heinz Co.	400	34,256
The Kroger Co.	3,600	83,952
Lamb Weston Holdings, Inc.	33	1,453
Mondelez International, Inc. Class A	50	2,160
Pilgrim’s Pride Corp. (a)	100	2,192
Pinnacle Foods, Inc.	7,500	445,500
Post Holdings, Inc. (a)	300	23,295
Seaboard Corp.	30	119,850
Tyson Foods, Inc. Class A	4,700	294,361

		1,411,549

Health Care – Products — 3.1%
Abbott Laboratories	16,700	811,787
Alere, Inc. (a)	1,000	50,190
Baxter International, Inc.	17,500	1,059,450
The Cooper Cos., Inc.	1,810	433,350
Danaher Corp.	1,700	143,463
Hill-Rom Holdings, Inc.	3,400	270,674
Hologic, Inc. (a)	17,300	785,074
Medtronic PLC	18,469	1,639,124
QIAGEN NV (a)	8,100	271,593
STERIS PLC	4,100	334,150
Teleflex, Inc.	50	10,388
Thermo Fisher Scientific, Inc.	570	99,448
VWR Corp. (a)	1,800	59,418
Zimmer Biomet Holdings, Inc.	1,070	137,388

		6,105,497

Health Care – Services — 1.7%
Aetna, Inc.	2,421	367,581
Anthem, Inc.	4,380	824,009
Centene Corp. (a)	3,800	303,544
Cigna Corp.	1,620	271,172
DaVita, Inc. (a)	2,500	161,900

	Number of Shares	Value
HCA Healthcare, Inc. (a)	3,800	$331,360
Humana, Inc.	860	206,933
Quest Diagnostics, Inc.	2,070	230,101
WellCare Health Plans, Inc. (a)	3,830	687,715

		3,384,315

Household Products & Wares — 0.1%
Avery Dennison Corp.	100	8,837
Kimberly-Clark Corp.	770	99,415

		108,252

Pharmaceuticals — 6.6%
Allergan PLC	4,730	1,149,816
Bristol-Myers Squibb Co.	9,900	551,628
Endo International PLC (a)	31,100	347,387
Express Scripts Holding Co. (a)	10,400	663,936
Johnson & Johnson	29,650	3,922,398
Mallinckrodt PLC (a)	9,060	405,979
McKesson Corp.	4,520	743,721
Merck & Co., Inc.	33,228	2,129,582
Mylan NV (a)	4,700	182,454
Perrigo Co. PLC	1,300	98,176
Pfizer, Inc.	76,815	2,580,216
Premier, Inc. Class A (a)	12,700	457,200

		13,232,493

		35,767,219

Energy — 7.2%
Coal — 0.2%
CONSOL Energy, Inc. (a)	26,600	397,404

Energy – Alternate Sources — 0.1%
First Solar, Inc. (a)	5,600	223,328

Oil & Gas — 6.4%
Apache Corp.	1,328	63,651
Chesapeake Energy Corp. (a)	81,400	404,558
Chevron Corp.	32,225	3,362,034
Concho Resources, Inc. (a)	980	119,099
ConocoPhillips	1,548	68,050
Devon Energy Corp.	1,650	52,751
Diamondback Energy, Inc. (a)	560	49,734
Energen Corp. (a)	800	39,496
Exxon Mobil Corp.	60,390	4,875,285
Gulfport Energy Corp. (a)	32,500	479,375
Marathon Oil Corp.	4,700	55,695
Marathon Petroleum Corp.	11,540	603,888
Murphy Oil Corp.	1,700	43,571
Noble Energy, Inc.	80	2,264
Occidental Petroleum Corp.	1,930	115,549
Patterson-UTI Energy, Inc.	2,500	50,475
PBF Energy, Inc. Class A	2,300	51,198
Phillips 66	600	49,614
Pioneer Natural Resources Co.	90	14,362
QEP Resources, Inc. (a)	2,600	26,260

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rice Energy, Inc. (a)	600	$15,978
Southwestern Energy Co. (a)	78,000	474,240
Tesoro Corp.	1,350	126,360
Transocean Ltd. (a)	93,700	771,151
Valero Energy Corp.	11,764	793,599
Whiting Petroleum Corp. (a)	5,800	31,958
WPX Energy, Inc. (a)	4,366	42,176

		12,782,371

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	5,703	310,870
Halliburton Co.	3,900	166,569
National Oilwell Varco, Inc.	1,400	46,116
Oceaneering International, Inc.	6,300	143,892
Schlumberger Ltd.	1,440	94,810

		762,257

Pipelines — 0.1%
Targa Resources Corp.	900	40,680
The Williams Cos., Inc.	5,400	163,512

		204,192

		14,369,552

Financial — 33.6%
Banks — 16.8%
Associated Banc-Corp.	23,050	580,860
Bank of America Corp.	215,873	5,237,079
Bank of Hawaii Corp.	820	68,035
The Bank of New York Mellon Corp.	14,450	737,239
BankUnited, Inc.	300	10,113
BB&T Corp.	10,019	454,963
BOK Financial Corp.	5,800	487,954
Capital One Financial Corp.	6,650	549,423
Citigroup, Inc.	55,971	3,743,340
Citizens Financial Group, Inc.	20,400	727,872
Comerica, Inc.	6,600	483,384
Commerce Bancshares, Inc.	1,016	57,739
Cullen/Frost Bankers, Inc.	2,500	234,775
East West Bancorp, Inc.	8,400	492,072
F.N.B. Corp.	4,000	56,640
Fifth Third Bancorp	11,360	294,906
First Horizon National Corp.	716	12,473
First Republic Bank	2,200	220,220
Huntington Bancshares, Inc.	3,071	41,520
JPMorgan Chase & Co.	54,827	5,011,188
KeyCorp	26,996	505,905
M&T Bank Corp.	2,505	405,685
Morgan Stanley	68,400	3,047,904
Northern Trust Corp.	5,200	505,492
PacWest Bancorp	400	18,680
The PNC Financial Services Group, Inc.	10,436	1,303,143
Popular, Inc.	12,600	525,546
Prosperity Bancshares, Inc.	900	57,816

	Number of Shares	Value
Regions Financial Corp.	24,260	$355,166
State Street Corp.	6,600	592,218
SunTrust Banks, Inc.	10,100	572,872
SVB Financial Group (a)	900	158,211
Synovus Financial Corp.	4,971	219,917
TCF Financial Corp.	2,900	46,226
The The Goldman Sachs Group, Inc.	6,290	1,395,751
US Bancorp	17,090	887,313
Webster Financial Corp.	1,200	62,664
Wells Fargo & Co.	44,753	2,479,764
Western Alliance Bancorp (a)	4,100	201,720
Zions Bancorp	15,050	660,846

		33,504,634

Diversified Financial Services — 4.1%
Affiliated Managers Group, Inc.	400	66,344
Air Lease Corp.	1,800	67,248
Ally Financial, Inc.	8,700	181,830
American Express Co.	10,800	909,792
Ameriprise Financial, Inc.	3,000	381,870
BlackRock, Inc.	1,830	773,010
The Charles Schwab Corp.	18,400	790,464
CIT Group, Inc.	4,400	214,280
CME Group, Inc.	1,670	209,151
Credit Acceptance Corp. (a)	1,040	267,426
Discover Financial Services	5,500	342,045
E*TRADE Financial Corp. (a)	16,300	619,889
Federated Investors, Inc. Class B	1,800	50,850
FNF Group	2,557	114,630
Franklin Resources, Inc.	7,700	344,883
Intercontinental Exchange, Inc.	635	41,859
Invesco Ltd.	10,700	376,533
Lazard Ltd. Class A	3,600	166,788
Legg Mason, Inc.	6,300	240,408
Navient Corp.	4,800	79,920
OneMain Holdings, Inc. (a)	5,400	132,786
Raymond James Financial, Inc.	10,100	810,222
Santander Consumer USA Holdings, Inc. (a)	8,200	104,632
SLM Corp. (a)	59,000	678,500
Synchrony Financial	2,300	68,586
T. Rowe Price Group, Inc.	3,000	222,630

		8,256,576

Insurance — 7.2%
Aflac, Inc.	5,200	403,936
Alleghany Corp. (a)	85	50,558
Allied World Assurance Co Holdings AG	2,815	148,913
The Allstate Corp.	3,500	309,540
American Financial Group, Inc.	4,500	447,165
American International Group, Inc.	11,902	744,113
American National Insurance Co.	310	36,112
Arch Capital Group Ltd. (a)	600	55,974

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aspen Insurance Holdings Ltd.	600	$29,910
Assurant, Inc.	4,620	479,048
Assured Guaranty Ltd.	14,700	613,578
Athene Holding Ltd. Class A (a)	8,100	401,841
Axis Capital Holdings Ltd.	400	25,864
Berkshire Hathaway, Inc. Class B (a)	19,630	3,324,733
Chubb Ltd.	5,151	748,852
Cincinnati Financial Corp.	320	23,184
CNA Financial Corp.	12,600	614,250
Everest Re Group Ltd.	2,330	593,195
First American Financial Corp.	5,000	223,450
The Hanover Insurance Group, Inc.	300	26,589
The Hartford Financial Services Group, Inc.	5,590	293,866
Lincoln National Corp.	6,298	425,619
Loews Corp.	4,220	197,538
Markel Corp. (a)	5	4,879
Mercury General Corp.	90	4,860
MetLife, Inc.	13,540	743,888
Old Republic International Corp.	15,500	302,715
Principal Financial Group, Inc.	8,300	531,781
Prudential Financial, Inc.	9,190	993,807
Reinsurance Group of America, Inc.	1,010	129,674
RenaissanceRe Holdings Ltd.	140	19,467
Torchmark Corp.	890	68,085
The Travelers Cos., Inc.	919	116,281
Unum Group	9,000	419,670
Validus Holdings Ltd.	800	41,576
Voya Financial, Inc.	8,800	324,632
W.R. Berkley Corp.	900	62,253
White Mountains Insurance Group Ltd.	3	2,606
Willis Towers Watson PLC	1,240	180,370
XL Group Ltd.	6,150	269,370

		14,433,742

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	2,100	76,440
Jones Lang LaSalle, Inc.	440	55,000

		131,440

Real Estate Investment Trusts (REITS) — 5.3%
AGNC Investment Corp.	33,900	721,731
Alexandria Real Estate Equities, Inc.	20	2,409
American Campus Communities, Inc.	100	4,730
Annaly Capital Management, Inc.	44,960	541,768
Apartment Investment & Management Co. Class A	100	4,297
Apple Hospitality REIT, Inc.	2,600	48,646
AvalonBay Communities, Inc.	1,844	354,362
Boston Properties, Inc.	50	6,151
Brandywine Realty Trust	2,000	35,060
Brixmor Property Group, Inc.	3,300	59,004
Camden Property Trust	100	8,551

	Number of Shares	Value
Chimera Investment Corp.	24,420	$454,945
CoreCivic, Inc.	3,205	88,394
Corporate Office Properties Trust	1,000	35,030
DCT Industrial Trust, Inc.	7,000	374,080
Digital Realty Trust, Inc.	3,120	352,404
Duke Realty Corp.	4,800	134,160
EPR Properties	900	64,683
Equity Commonwealth (a)	2,167	68,477
Equity Residential	4,200	276,486
Essex Property Trust, Inc.	1,223	314,641
Gaming and Leisure Properties, Inc.	3,700	139,379
GGP, Inc.	300	7,068
HCP, Inc.	9,500	303,620
Highwoods Properties, Inc.	800	40,568
Hospitality Properties Trust	540	15,741
Host Hotels & Resorts, Inc.	17,203	314,299
Kilroy Realty Corp.	100	7,515
Kimco Realty Corp.	200	3,670
Liberty Property Trust	2,170	88,341
The Macerich Co.	1,882	109,269
Medical Properties Trust, Inc.	3,900	50,193
MFA Financial, Inc.	82,400	691,336
Mid-America Apartment Communities, Inc.	313	32,984
National Retail Properties, Inc.	300	11,730
New Residential Investment Corp.	25,500	396,780
Omega Healthcare Investors, Inc.	4,700	155,194
Park Hotels & Resorts, Inc.	24,900	671,304
Piedmont Office Realty Trust, Inc. Class A	2,400	50,592
Prologis, Inc.	14,885	872,856
Rayonier, Inc.	11,100	319,347
Realty Income Corp.	600	33,108
Senior Housing Properties Trust	3,600	73,584
Spirit Realty Capital, Inc.	200	1,482
Starwood Property Trust, Inc.	16,000	358,240
Tanger Factory Outlet Centers, Inc.	400	10,392
Two Harbors Investment Corp.	73,300	726,403
UDR, Inc.	3,100	120,807
Uniti Group, Inc. (a)	72	1,810
Ventas, Inc.	3,800	264,024
Vornado Realty Trust	38	3,568
Weingarten Realty Investors	900	27,090
Welltower, Inc.	4,800	359,280
Weyerhaeuser Co.	9,600	321,600
WP Carey, Inc.	800	52,808

		10,585,991

Savings & Loans — 0.1%
New York Community Bancorp, Inc.	90	1,182
People’s United Financial, Inc.	4,200	74,172

		75,354

		66,987,737

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 10.2%
Aerospace & Defense — 1.3%
Arconic, Inc.	3,300	$74,745
General Dynamics Corp.	630	124,803
Harris Corp.	418	45,596
L3 Technologies, Inc.	790	131,993
Raytheon Co.	5,830	941,428
Spirit AeroSystems Holdings, Inc. Class A	7,200	417,168
United Technologies Corp.	6,930	846,222

		2,581,955

Building Materials — 0.8%
Fortune Brands Home & Security, Inc.	9,600	626,304
Johnson Controls International PLC	29	1,257
Lennox International, Inc.	1,800	330,552
Masco Corp.	1,000	38,210
Owens Corning	7,100	475,132
USG Corp. (a)	1,000	29,020

		1,500,475

Electrical Components & Equipment — 0.4%
AMETEK, Inc.	3,400	205,938
Emerson Electric Co.	8,300	494,846

		700,784

Electronics — 2.7%
Agilent Technologies, Inc.	9,600	569,376
Arrow Electronics, Inc. (a)	3,800	297,996
Corning, Inc.	38,900	1,168,945
Fortive Corp.	1,400	88,690
Garmin Ltd.	3,300	168,399
Gentex Corp.	8,000	151,760
Honeywell International, Inc.	15,300	2,039,337
Jabil, Inc.	2,200	64,218
Keysight Technologies, Inc. (a)	2,400	93,432
PerkinElmer, Inc.	6,510	443,591
Trimble, Inc. (a)	9,100	324,597

		5,410,341

Engineering & Construction — 0.5%
AECOM (a)	14,711	475,607
Fluor Corp.	1,900	86,982
Jacobs Engineering Group, Inc.	8,800	478,632

		1,041,221

Environmental Controls — 0.1%
Republic Services, Inc.	3,290	209,672
Waste Management, Inc.	640	46,944

		256,616

Hand & Machine Tools — 0.3%
Regal Beloit Corp.	6,100	497,455
Stanley Black & Decker, Inc.	535	75,291

		572,746

	Number of Shares	Value
Machinery – Construction & Mining — 0.7%
Caterpillar, Inc.	3,960	$425,542
Oshkosh Corp.	7,700	530,376
Terex Corp.	13,800	517,500

		1,473,418

Machinery – Diversified — 0.5%
AGCO Corp.	3,766	253,791
Cummins, Inc.	3,660	593,725
IDEX Corp.	810	91,538
Roper Technologies, Inc.	530	122,711
Xylem, Inc.	300	16,629

		1,078,394

Metal Fabricate & Hardware — 0.2%
The Timken Co.	8,900	411,625
Valmont Industries, Inc.	70	10,472

		422,097

Miscellaneous – Manufacturing — 1.8%
AptarGroup, Inc.	600	52,116
Carlisle Cos., Inc.	100	9,540
Colfax Corp. (a)	4,900	192,913
Crane Co.	3,920	311,169
Donaldson Co., Inc.	2,000	91,080
Dover Corp.	4,300	344,946
Eaton Corp. PLC	8,172	636,027
General Electric Co.	41,890	1,131,449
Ingersoll-Rand PLC	2,700	246,753
ITT, Inc.	1,000	40,180
Parker-Hannifin Corp.	1,990	318,042
Pentair PLC	1,019	67,804
Trinity Industries, Inc.	1,700	47,651

		3,489,670

Packaging & Containers — 0.6%
Bemis Co., Inc.	60	2,775
Crown Holdings, Inc. (a)	1,000	59,660
Graphic Packaging Holding Co.	1,400	19,292
Owens-Illinois, Inc. (a)	19,600	468,832
Sonoco Products Co.	1,300	66,846
WestRock Co.	10,240	580,198

		1,197,603

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	460	85,634

Transportation — 0.3%
CSX Corp.	1,500	81,840
Norfolk Southern Corp.	3,390	412,563
Ryder System, Inc.	90	6,478
Union Pacific Corp.	1,360	148,118

		648,999

		20,459,953

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 6.1%
Computers — 1.6%
Amdocs Ltd.	3,000	$193,380
Brocade Communications Systems, Inc.	1,000	12,610
Conduent, Inc. (a)	51	813
DST Systems, Inc.	3,400	209,780
Hewlett Packard Enterprise Co.	24,300	403,137
HP, Inc.	35,300	617,044
International Business Machines Corp.	4,320	664,546
Leidos Holdings, Inc.	2,350	121,471
NetApp, Inc.	2,000	80,100
Teradata Corp. (a)	11,900	350,931
Western Digital Corp.	4,536	401,890

		3,055,702

Office & Business Equipment — 0.2%
Pitney Bowes, Inc.	16,500	249,150
Xerox Corp.	5,814	167,036

		416,186

Semiconductors — 2.4%
Cypress Semiconductor Corp.	4,400	60,060
Intel Corp.	64,700	2,182,978
Marvell Technology Group Ltd.	15,500	256,060
Micron Technology, Inc. (a)	7,100	212,006
NXP Semiconductor NV (a)	1,960	214,522
ON Semiconductor Corp. (a)	24,000	336,960
QUALCOMM, Inc.	17,000	938,740
Teradyne, Inc.	4,700	141,141
Xilinx, Inc.	7,500	482,400

		4,824,867

Software — 1.9%
Autodesk, Inc. (a)	360	36,295
CA, Inc.	1,590	54,807
The Dun & Bradstreet Corp.	100	10,815
Fidelity National Information Services, Inc.	9,200	785,680
Nuance Communications, Inc. (a)	2,700	47,007
Oracle Corp.	45,100	2,261,314
SS&C Technologies Holdings, Inc	7,900	303,439
Synopsys, Inc. (a)	1,423	103,780
Zynga, Inc. Class A (a)	63,900	232,596

		3,835,733

		12,132,488

Utilities — 5.0%
Electric — 4.5%
AES Corp.	9,300	103,323
Alliant Energy Corp.	600	24,102
Ameren Corp.	2,360	129,021
American Electric Power Co., Inc.	2,830	196,600

	Number of Shares	Value
Avangrid, Inc.	800	$35,320
CenterPoint Energy, Inc.	9,300	254,634
CMS Energy Corp.	2,300	106,375
Consolidated Edison, Inc.	5,160	417,031
Dominion Energy, Inc.	2,400	183,912
DTE Energy Co.	3,620	382,960
Duke Energy Corp.	4,314	360,607
Edison International	7,780	608,318
Entergy Corp.	600	46,062
Eversource Energy	1,481	89,912
Exelon Corp.	18,475	666,393
FirstEnergy Corp.	13,327	388,615
Great Plains Energy, Inc.	1,337	39,147
Hawaiian Electric Industries, Inc.	900	29,142
NextEra Energy, Inc.	9,322	1,306,292
OGE Energy Corp.	3,600	125,244
PG&E Corp.	25,130	1,667,878
Pinnacle West Capital Corp.	1,760	149,882
PPL Corp.	4,100	158,506
Public Service Enterprise Group, Inc.	7,600	326,876
SCANA Corp.	420	28,144
The Southern Co.	16,950	811,566
Vistra Energy Corp.	3,900	65,481
WEC Energy Group, Inc.	2,720	166,954
Westar Energy, Inc.	200	10,604
Xcel Energy, Inc.	3,720	170,674

		9,049,575

Gas — 0.5%
Atmos Energy Corp.	6,950	576,503
National Fuel Gas Co.	1,150	64,216
NiSource, Inc.	5,590	141,762
Sempra Energy	890	100,348
UGI Corp.	435	21,058
Vectren Corp.	150	8,766

		912,653

Water — 0.0%
Aqua America, Inc.	25	832

		9,963,060

TOTAL COMMON STOCK (Cost $180,892,874)		198,436,158

TOTAL EQUITIES (Cost $180,892,874)		198,436,158

RIGHTS — 0.0%
Consumer, Cyclical — 0.0%
Retail — 0.0%
Safeway Casa Ley Contingent Value (a) (b)	9,300	9,393

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Safeway PDC, LLC Contingent Value (a) (b)	9,300	$465

		9,858

TOTAL RIGHTS (Cost $9,700)		9,858

TOTAL LONG-TERM INVESTMENTS (Cost $180,902,574)		198,446,016

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (c)	$1,349,833	1,349,833

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	3,872	3,872

TOTAL SHORT-TERM INVESTMENTS (Cost $1,353,705)		1,353,705

TOTAL INVESTMENTS — 100.1% (Cost $182,256,279) (d)		199,799,721

Other Assets/(Liabilities) — (0.1)%		(186,671)

NET ASSETS — 100.0%		$199,613,050

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $9,858 or 0.00% of net assets.
(c)	Maturity value of $1,349,839. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $1,377,704.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Basic Materials — 2.5%
Chemicals — 2.5%
E.I. du Pont de Nemours & Co.	16,200	$1,307,502
PPG Industries, Inc.	20,434	2,246,923

		3,554,425

Communications — 13.2%
Internet — 7.0%
Alphabet, Inc. Class C (a)	6,865	6,238,431
Facebook, Inc. Class A (a)	23,226	3,506,662

		9,745,093

Media — 3.1%
Comcast Corp. Class A	110,342	4,294,510

Telecommunications — 3.1%
Cisco Systems, Inc.	68,820	2,154,066
Verizon Communications, Inc.	49,700	2,219,602

		4,373,668

		18,413,271

Consumer, Cyclical — 7.7%
Auto Parts & Equipment — 1.2%
Delphi Automotive PLC	18,874	1,654,306

Home Furnishing — 1.2%
Whirlpool Corp.	8,880	1,701,585

Retail — 5.3%
AutoZone, Inc. (a)	4,105	2,341,738
Lowe’s Cos., Inc.	30,770	2,385,598
McDonald’s Corp.	17,227	2,638,488

		7,365,824

		10,721,715

Consumer, Non-cyclical — 24.9%
Agriculture — 2.1%
Philip Morris International, Inc.	24,511	2,878,817

Beverages — 2.9%
PepsiCo, Inc.	34,737	4,011,776

Biotechnology — 3.4%
Celgene Corp. (a)	23,712	3,079,478
Gilead Sciences, Inc.	23,680	1,676,070

		4,755,548

Commercial Services — 3.7%
Nielsen Holdings PLC	38,180	1,476,039
PayPal Holdings, Inc. (a)	35,537	1,907,270
S&P Global, Inc.	12,420	1,813,196

		5,196,505

	Number of Shares	Value
Foods — 3.3%
The Kraft Heinz Co.	27,360	$2,343,111
Mondelez International, Inc. Class A	54,111	2,337,054

		4,680,165

Health Care – Products — 2.0%
Boston Scientific Corp. (a)	48,983	1,357,809
Stryker Corp.	10,450	1,450,251

		2,808,060

Health Care – Services — 2.4%
UnitedHealth Group, Inc.	18,019	3,341,083

Pharmaceuticals — 5.1%
Express Scripts Holding Co. (a)	25,819	1,648,285
Merck & Co., Inc.	60,141	3,854,436
Mylan NV (a)	29,468	1,143,948
Valeant Pharmaceuticals International, Inc. (a)	27,756	480,179

		7,126,848

		34,798,802

Energy — 6.1%
Oil & Gas — 4.2%
Phillips 66	38,742	3,203,576
Suncor Energy, Inc.	90,228	2,634,658

		5,838,234

Pipelines — 1.9%
Magellan Midstream Partners LP (b)	38,449	2,740,260

		8,578,494

Financial — 19.9%
Banks — 6.9%
The Bank of New York Mellon Corp.	42,117	2,148,809
Citigroup, Inc.	63,795	4,266,610
SunTrust Banks, Inc.	24,828	1,408,244
US Bancorp	36,396	1,889,680

		9,713,343

Diversified Financial Services — 5.8%
American Express Co.	33,342	2,808,730
CME Group, Inc.	14,665	1,836,645
Discover Financial Services	21,698	1,349,399
Intercontinental Exchange, Inc.	31,160	2,054,067

		8,048,841

Insurance — 5.8%
Berkshire Hathaway, Inc. Class B (a)	18,790	3,182,462
Marsh & McLennan Cos., Inc.	19,333	1,507,201
MetLife, Inc.	31,910	1,753,135
The Progressive Corp.	38,320	1,689,529

		8,132,327

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 1.4%
Mid-America Apartment Communities, Inc.	10,186	$1,073,401
Ventas, Inc.	11,860	824,033

		1,897,434

		27,791,945

Industrial — 10.5%
Aerospace & Defense — 2.0%
Lockheed Martin Corp.	10,153	2,818,574

Building Materials — 1.7%
Johnson Controls International PLC	32,824	1,423,249
Vulcan Materials Co.	8,115	1,028,008

		2,451,257

Electronics — 0.6%
Agilent Technologies, Inc.	14,004	830,577

Environmental Controls — 0.9%
Republic Services, Inc.	5,904	376,262
Waste Connections, Inc.	14,290	920,562

		1,296,824

Miscellaneous – Manufacturing — 2.4%
General Electric Co.	123,476	3,335,087

Transportation — 2.9%
Canadian National Railway Co.	21,140	1,713,397
Canadian Pacific Railway Ltd.	14,179	2,280,125

		3,993,522

		14,725,841

Technology — 10.1%
Computers — 7.5%
Amdocs Ltd.	36,009	2,321,140
Apple, Inc.	47,502	6,841,238
Western Digital Corp.	14,668	1,299,585

		10,461,963

Semiconductors — 1.7%
Applied Materials, Inc.	39,323	1,624,433
Maxim Integrated Products, Inc.	15,260	685,174

		2,309,607

Software — 0.9%
Cerner Corp. (a)	19,575	1,301,150

		14,072,720

Utilities — 3.3%
Electric — 2.2%
PG&E Corp.	45,140	2,995,942

Gas — 1.1%
National Grid PLC	124,767	1,548,577

		4,544,519

		Value
TOTAL COMMON STOCK (Cost $115,738,361)		$137,201,732

TOTAL EQUITIES (Cost $115,738,361)		137,201,732

TOTAL LONG-TERM INVESTMENTS (Cost $115,738,361)		137,201,732

	Principal Amount
SHORT-TERM INVESTMENTS — 1.7%
Repurchase Agreement — 1.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (c)	$2,451,548	2,451,548

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	5,700	5,700

TOTAL SHORT-TERM INVESTMENTS (Cost $2,457,248)		2,457,248

TOTAL INVESTMENTS — 99.9% (Cost $118,195,609) (d)		139,658,980

Other Assets/(Liabilities) — 0.1%		92,546

NET ASSETS — 100.0%		$139,751,526

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $2,451,558. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $2,504,549.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 2.5%
Chemicals — 2.2%
Albemarle Corp.	6,750	$712,395
Axalta Coating Systems Ltd. (a)	5,500	176,220
Celanese Corp. Series A	2,290	217,413
The Chemours Co.	31,300	1,186,896
E.I. du Pont de Nemours & Co.	25,100	2,025,821
Huntsman Corp.	38,300	989,672
LyondellBasell Industries NV Class A	3,770	318,150
Monsanto Co.	3,960	468,706
Platform Specialty Products Corp. (a)	77,800	986,504
Praxair, Inc.	3,680	487,784
Univar, Inc. (a)	5,600	163,520
Versum Materials, Inc.	2,420	78,650

		7,811,731

Forest Products & Paper — 0.1%
International Paper Co.	9,200	520,812

Iron & Steel — 0.2%
Steel Dynamics, Inc.	16,100	576,541

Mining — 0.0%
Freeport-McMoRan, Inc. (a)	9,300	111,693
Southern Copper Corp.	2	69

		111,762

		9,020,846

Communications — 18.9%
Advertising — 0.3%
The Interpublic Group of Cos., Inc.	25,000	615,000
Omnicom Group, Inc.	8,100	671,490

		1,286,490

Internet — 14.6%
Alphabet, Inc. Class A (a)	14,249	13,247,010
Alphabet, Inc. Class C (a)	9,829	8,931,907
Amazon.com, Inc. (a)	12,091	11,704,088
CDW Corp.	1,400	87,542
Expedia, Inc.	2,052	305,645
F5 Networks, Inc. (a)	3,520	447,251
Facebook, Inc. Class A (a)	69,210	10,449,326
GoDaddy, Inc. Class A (a)	13,700	581,154
IAC/InterActiveCorp (a)	410	42,328
Liberty Expedia Holdings, Inc. Class A (a)	13,628	736,185
Netflix, Inc. (a)	2,807	419,394
Palo Alto Networks, Inc. (a)	3,670	491,083
The Priceline Group, Inc. (a)	2,045	3,825,214
Symantec Corp.	26,600	751,450

	Number of Shares	Value
VeriSign, Inc. (a)	12,040	$1,119,238

		53,138,815

Media — 2.8%
AMC Networks, Inc. Class A (a)	25,300	1,351,273
CBS Corp. Class B	6,500	414,570
Charter Communications, Inc. Class A (a)	940	316,639
Comcast Corp. Class A	150,200	5,845,784
DISH Network Corp. Class A (a)	4,300	269,868
Scripps Networks Interactive, Inc. Class A	7,300	498,663
Sirius XM Holdings, Inc.	31,800	173,946
The Walt Disney Co.	11,010	1,169,813
Twenty-First Century Fox, Inc. Class A	1,600	45,344
Twenty-First Century Fox, Inc. Class B	700	19,509

		10,105,409

Telecommunications — 1.2%
Arista Networks, Inc. (a)	3,470	519,771
CommScope Holding Co., Inc. (a)	3,700	140,711
LogMeIn, Inc.	2,860	298,870
Motorola Solutions, Inc.	12,000	1,040,880
T-Mobile US, Inc. (a)	26,400	1,600,368
Verizon Communications, Inc.	15,900	710,094

		4,310,694

		68,841,408

Consumer, Cyclical — 11.3%
Airlines — 1.2%
Alaska Air Group, Inc.	12,200	1,095,072
American Airlines Group, Inc.	22,600	1,137,232
Copa Holdings SA Class A	8,550	1,000,350
Southwest Airlines Co.	16,400	1,019,096

		4,251,750

Apparel — 0.8%
Carter’s, Inc.	100	8,895
Hanesbrands, Inc.	41,000	949,560
Michael Kors Holdings Ltd. (a)	400	14,500
NIKE, Inc. Class B	32,080	1,892,720
Skechers U.S.A., Inc. Class A (a)	10	295
VF Corp.	400	23,040

		2,889,010

Auto Parts & Equipment — 1.0%
Allison Transmission Holdings, Inc.	31,700	1,189,067
BorgWarner, Inc.	14,180	600,665
Delphi Automotive PLC	7,100	622,315
Lear Corp.	8,400	1,193,472
Visteon Corp. (a)	550	56,133

		3,661,652

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Distribution & Wholesale — 0.0%
HD Supply Holdings, Inc. (a)	400	$12,252

Entertainment — 0.0%
Lions Gate Entertainment Corp. Class B (a)	1,100	28,908
The Madison Square Garden Co. Class A (a)	3	590
Regal Entertainment Group Class A	300	6,138
Vail Resorts, Inc.	260	52,736

		88,372

Food Services — 0.0%
Aramark	2,500	102,450

Home Builders — 0.8%
D.R. Horton, Inc.	6,900	238,533
NVR, Inc. (a)	100	241,061
PulteGroup, Inc.	27,400	672,122
Thor Industries, Inc.	11,930	1,246,924
Toll Brothers, Inc.	13,600	537,336

		2,935,976

Home Furnishing — 0.3%
Leggett & Platt, Inc.	200	10,506
Tempur Sealy International, Inc. (a)	11,800	630,002
Whirlpool Corp.	2,750	526,955

		1,167,463

Housewares — 0.4%
The Toro Co.	13,360	925,714
Tupperware Brands Corp.	4,800	337,104

		1,262,818

Leisure Time — 0.2%
Brunswick Corp.	4,600	288,558
Harley-Davidson, Inc.	5,500	297,110
Polaris Industries, Inc.	700	64,561

		650,229

Lodging — 1.4%
Choice Hotels International, Inc.	700	44,975
Hilton Worldwide Holdings, Inc.	10,000	618,500
Las Vegas Sands Corp.	10,600	677,234
Marriott International, Inc. Class A	9,667	969,697
MGM Resorts International	40,000	1,251,600
Wyndham Worldwide Corp.	3,850	386,578
Wynn Resorts Ltd.	7,890	1,058,207

		5,006,791

Retail — 5.1%
AutoZone, Inc. (a)	38	21,678
Burlington Stores, Inc. (a)	15,900	1,462,641
CarMax, Inc. (a)	2,600	163,956
Chipotle Mexican Grill, Inc. (a)	3	1,248
Coach, Inc.	1,209	57,234
Costco Wholesale Corp.	18,200	2,910,726

	Number of Shares	Value
Darden Restaurants, Inc.	3,900	$352,716
Dick’s Sporting Goods, Inc.	1,900	75,677
Dollar General Corp.	1,500	108,135
Dollar Tree, Inc. (a)	2,727	190,672
Domino’s Pizza, Inc.	6,130	1,296,679
Dunkin’ Brands Group, Inc.	8,900	490,568
Foot Locker, Inc.	5,200	256,256
The Gap, Inc.	60,200	1,323,798
Genuine Parts Co.	600	55,656
The Home Depot, Inc.	22,530	3,456,102
Kate Spade & Co. (a)	2,600	48,074
L Brands, Inc.	800	43,112
Liberty Interactive Corp. QVC Group Class A (a)	37,600	922,704
Lowe’s Cos., Inc.	2,400	186,072
McDonald’s Corp.	6,200	949,592
The Michaels Cos., Inc. (a)	2,100	38,892
Nordstrom, Inc.	16,200	774,846
Nu Skin Enterprises, Inc. Class A	20,830	1,308,957
O’Reilly Automotive, Inc. (a)	70	15,312
Panera Bread Co. Class A (a)	90	28,318
Ross Stores, Inc.	8,460	488,396
Starbucks Corp.	1,100	64,141
The TJX Cos., Inc.	11,020	795,313
Walgreens Boots Alliance, Inc.	5,500	430,705
The Wendy’s Co.	3,300	51,183
Williams-Sonoma, Inc.	1,700	82,450
Yum China Holdings, Inc. (a)	4,800	189,264
Yum! Brands, Inc.	940	69,334

		18,710,407

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	4,370	487,299

		41,226,469

Consumer, Non-cyclical — 21.1%
Agriculture — 0.9%
Altria Group, Inc.	30,770	2,291,442
Philip Morris International, Inc.	5,070	595,472
Reynolds American, Inc.	4,880	317,395

		3,204,309

Beverages — 2.1%
Brown-Forman Corp. Class B	14	680
The Coca-Cola Co.	64,560	2,895,516
Constellation Brands, Inc. Class A	850	164,671
Dr. Pepper Snapple Group, Inc.	1,400	127,554
Monster Beverage Corp. (a)	750	37,260
PepsiCo, Inc.	39,829	4,599,851

		7,825,532

Biotechnology — 2.7%
Alexion Pharmaceuticals, Inc. (a)	3,040	369,877
Amgen, Inc.	10,170	1,751,579
Biogen, Inc. (a)	4,300	1,166,848

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bioverativ, Inc. (a)	90	$5,415
Celgene Corp. (a)	21,540	2,797,400
Charles River Laboratories International, Inc. (a)	800	80,920
Gilead Sciences, Inc.	47,020	3,328,075
Illumina, Inc. (a)	940	163,109

		9,663,223

Commercial Services — 5.0%
Automatic Data Processing, Inc.	12,720	1,303,291
Booz Allen Hamilton Holding Corp.	6,100	198,494
CDK Global, Inc.	3,500	217,210
Cintas Corp.	20	2,521
CoreLogic, Inc. (a)	1,200	52,056
CoStar Group, Inc. (a)	780	205,608
Ecolab, Inc.	728	96,642
Euronet Worldwide, Inc. (a)	6,900	602,853
FleetCor Technologies, Inc. (a)	4,650	670,576
Gartner, Inc. (a)	350	43,229
Global Payments, Inc.	3,940	355,861
H&R Block, Inc.	35,300	1,091,123
IHS Markit Ltd. (a)	3,400	149,736
KAR Auction Services, Inc.	4,400	184,668
Live Nation Entertainment, Inc. (a)	42,100	1,467,185
Moody’s Corp.	3,300	401,544
PayPal Holdings, Inc. (a)	29,200	1,567,164
Quanta Services, Inc. (a)	2,400	79,008
Robert Half International, Inc.	8,100	388,233
Rollins, Inc.	20,900	850,839
S&P Global, Inc.	23,430	3,420,546
Service Corp. International	23,700	792,765
Square, Inc. Class A (a)	19,600	459,816
Total System Services, Inc.	12,500	728,125
TransUnion (a)	20,400	883,524
United Rentals, Inc. (a)	7,820	881,392
Vantiv, Inc. Class A (a)	7,800	494,052
Verisk Analytics, Inc. (a)	200	16,874
The Western Union Co.	31,020	590,931

		18,195,866

Cosmetics & Personal Care — 0.3%
Colgate-Palmolive Co.	380	28,169
The Estee Lauder Cos., Inc. Class A	7,460	716,011
The Procter & Gamble Co.	4,300	374,745

		1,118,925

Foods — 0.3%
Campbell Soup Co.	2,600	135,590
General Mills, Inc.	2,060	114,124
The Hershey Co.	900	96,633
Kellogg Co.	2,840	197,266
The Kroger Co.	10,520	245,327
McCormick & Co., Inc.	320	31,203
Pilgrim’s Pride Corp. (a)	500	10,960

	Number of Shares	Value
Sysco Corp.	3,000	$150,990

		982,093

Health Care – Products — 3.2%
ABIOMED, Inc. (a)	3,200	458,560
Align Technology, Inc. (a)	5,260	789,631
Baxter International, Inc.	22,020	1,333,091
Becton, Dickinson & Co.	5,080	991,159
Boston Scientific Corp. (a)	9,200	255,024
C.R. Bard, Inc.	1,780	562,676
The Cooper Cos., Inc.	4,660	1,115,697
Edwards Lifesciences Corp. (a)	1,380	163,171
Henry Schein, Inc. (a)	90	16,472
Hill-Rom Holdings, Inc.	14,700	1,170,267
Hologic, Inc. (a)	33,600	1,524,768
IDEXX Laboratories, Inc. (a)	470	75,867
Intuitive Surgical, Inc. (a)	366	342,345
Medtronic PLC	4,600	408,250
ResMed, Inc.	100	7,787
Stryker Corp.	7,320	1,015,870
Teleflex, Inc.	160	33,242
Thermo Fisher Scientific, Inc.	4,690	818,264
Varian Medical Systems, Inc. (a)	5,000	515,950

		11,598,091

Health Care – Services — 2.5%
Aetna, Inc.	2,250	341,618
Centene Corp. (a)	6,411	512,111
Cigna Corp.	5,970	999,318
HCA Healthcare, Inc. (a)	300	26,160
Humana, Inc.	3,330	801,265
Quintiles IMS Holdings, Inc. (a)	304	27,208
UnitedHealth Group, Inc.	27,470	5,093,487
WellCare Health Plans, Inc. (a)	7,690	1,380,816

		9,181,983

Household Products & Wares — 0.4%
Avery Dennison Corp.	2,600	229,762
Church & Dwight Co., Inc.	2,820	146,302
The Clorox Co.	370	49,299
Kimberly-Clark Corp.	8,790	1,134,877
Spectrum Brands Holdings, Inc.	410	51,266

		1,611,506

Pharmaceuticals — 3.7%
AbbVie, Inc.	49,483	3,588,012
AmerisourceBergen Corp.	3,860	364,886
Bristol-Myers Squibb Co.	16,600	924,952
Eli Lilly & Co.	18,800	1,547,240
Express Scripts Holding Co. (a)	7,580	483,907
Herbalife Ltd. (a)	14,080	1,004,326
Johnson & Johnson	13,750	1,818,988
McKesson Corp.	7,200	1,184,688
Merck & Co., Inc.	9,400	602,446
Premier, Inc. Class A (a)	15,500	558,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
VCA, Inc. (a)	1,100	$101,541
Zoetis, Inc.	19,000	1,185,220

		13,364,206

		76,745,734

Energy — 0.8%
Oil & Gas — 0.4%
Apache Corp.	200	9,586
Chesapeake Energy Corp. (a)	83,500	414,995
Cimarex Energy Co.	1,200	112,812
Continental Resources, Inc. (a)	40	1,293
Devon Energy Corp.	5,400	172,638
EOG Resources, Inc.	90	8,147
Gulfport Energy Corp. (a)	41,200	607,700
Newfield Exploration Co. (a)	2,300	65,458
Parsley Energy, Inc. Class A (a)	7,400	205,350

		1,597,979

Oil & Gas Services — 0.2%
Halliburton Co.	12,000	512,520

Pipelines — 0.2%
Cheniere Energy, Inc. (a)	4,800	233,808
ONEOK, Inc.	9,900	516,384

		750,192

		2,860,691

Financial — 7.3%
Banks — 0.8%
East West Bancorp, Inc.	21,700	1,271,186
First Republic Bank	800	80,080
State Street Corp.	12,600	1,130,598
SVB Financial Group (a)	980	172,274
Western Alliance Bancorp (a)	1,300	63,960

		2,718,098

Diversified Financial Services — 3.8%
Air Lease Corp.	100	3,736
Alliance Data Systems Corp.	1,260	323,429
Ameriprise Financial, Inc.	7,960	1,013,228
BGC Partners, Inc. Class A	30,300	382,992
CBOE Holdings, Inc.	2,800	255,920
The Charles Schwab Corp.	25,500	1,095,480
Credit Acceptance Corp. (a)	2,590	665,993
Eaton Vance Corp.	7,100	335,972
Federated Investors, Inc. Class B	11,780	332,785
Intercontinental Exchange, Inc.	1,250	82,400
Invesco Ltd.	25,600	900,864
Lazard Ltd. Class A	19,300	894,169
Legg Mason, Inc.	17,600	671,616
LPL Financial Holdings, Inc.	17,400	738,804
Mastercard, Inc. Class A	8,290	1,006,820
Raymond James Financial, Inc.	14,900	1,195,278
SEI Investments Co.	2,100	112,938
T. Rowe Price Group, Inc.	8,900	660,469

	Number of Shares	Value
Visa, Inc. Class A	32,720	$3,068,482

		13,741,375

Insurance — 2.1%
The Allstate Corp.	11,100	981,684
American International Group, Inc.	14,800	925,296
Aon PLC	7,000	930,650
Arthur J Gallagher & Co.	3,200	183,200
Assurant, Inc.	10,240	1,061,786
Erie Indemnity Co. Class A	70	8,755
Marsh & McLennan Cos., Inc.	14,100	1,099,236
The Progressive Corp.	15,900	701,031
Voya Financial, Inc.	22,700	837,403
XL Group Ltd.	21,700	950,460

		7,679,501

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	14,200	516,880

Real Estate Investment Trusts (REITS) — 0.5%
American Tower Corp.	2,145	283,826
CoreSite Realty Corp.	5,400	559,062
Crown Castle International Corp.	3,000	300,540
Digital Realty Trust, Inc.	230	25,979
Equinix, Inc.	337	144,627
Equity LifeStyle Properties, Inc.	100	8,634
Extra Space Storage, Inc.	100	7,800
Federal Realty Investment Trust	20	2,528
Gaming and Leisure Properties, Inc.	7,400	278,758
Iron Mountain, Inc.	43	1,477
Lamar Advertising Co. Class A	300	22,071
Public Storage	640	133,459
Simon Property Group, Inc.	909	147,040
Tanger Factory Outlet Centers, Inc.	900	23,382

		1,939,183

		26,595,037

Industrial — 12.0%
Aerospace & Defense — 2.1%
The Boeing Co.	26,070	5,155,343
General Dynamics Corp.	470	93,107
HEICO Corp. Class A	12,400	769,420
Lockheed Martin Corp.	1,410	391,430
Northrop Grumman Corp.	3,340	857,411
Raytheon Co.	1,390	224,457
Rockwell Collins, Inc.	10	1,051
TransDigm Group, Inc.	840	225,851

		7,718,070

Building Materials — 0.3%
Eagle Materials, Inc.	3,000	277,260
Fortune Brands Home & Security, Inc.	4,200	274,008
Lennox International, Inc.	60	11,018
Martin Marietta Materials, Inc.	630	140,225

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Masco Corp.	2,900	$110,809
Vulcan Materials Co.	1,620	205,222

		1,018,542

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	4,375	264,994
Emerson Electric Co.	4,310	256,962
Energizer Holdings, Inc.	2,300	110,446
Universal Display Corp.	1,070	116,897

		749,299

Electronics — 2.5%
Agilent Technologies, Inc.	11,000	652,410
Allegion PLC	2,700	219,024
Amphenol Corp. Class A	25,500	1,882,410
Corning, Inc.	45,500	1,367,275
Fortive Corp.	3,760	238,196
Gentex Corp.	24,820	470,836
Honeywell International, Inc.	12,180	1,623,472
Mettler-Toledo International, Inc. (a)	530	311,926
National Instruments Corp.	3,300	132,726
PerkinElmer, Inc.	11,700	797,238
Trimble, Inc. (a)	9,020	321,743
Waters Corp. (a)	5,680	1,044,211

		9,061,467

Environmental Controls — 0.1%
Waste Management, Inc.	3,500	256,725

Hand & Machine Tools — 0.2%
Lincoln Electric Holdings, Inc.	7,200	663,048
Snap-on, Inc.	30	4,740
Stanley Black & Decker, Inc.	750	105,548

		773,336

Machinery – Construction & Mining — 0.6%
BWX Technologies, Inc.	1,500	73,125
Caterpillar, Inc.	21,400	2,299,644

		2,372,769

Machinery – Diversified — 1.5%
Cognex Corp.	8,000	679,200
Cummins, Inc.	6,950	1,127,429
Deere & Co.	8,850	1,093,772
Graco, Inc.	1,150	125,672
IDEX Corp.	2,190	247,492
Nordson Corp.	2,000	242,640
Rockwell Automation, Inc.	6,190	1,002,532
Roper Technologies, Inc.	2,850	659,861
Wabtec Corp.	1,230	112,545
Xylem, Inc.	500	27,715
Zebra Technologies Corp. Class A (a)	1,960	197,019

		5,515,877

Miscellaneous – Manufacturing — 1.9%
3M Co.	15,420	3,210,290
A.O. Smith Corp.	3,500	197,155

	Number of Shares	Value
Donaldson Co., Inc.	8,200	$373,428
Dover Corp.	9,200	738,024
General Electric Co.	2,500	67,525
Illinois Tool Works, Inc.	8,270	1,184,678
Ingersoll-Rand PLC	4,900	447,811
Parker-Hannifin Corp.	4,470	714,395

		6,933,306

Packaging & Containers — 1.1%
Ardagh Group SA	8,600	194,446
Berry Plastics Group, Inc. (a)	18,900	1,077,489
Crown Holdings, Inc. (a)	2,600	155,116
Graphic Packaging Holding Co.	7,000	96,460
Owens-Illinois, Inc. (a)	48,600	1,162,512
Packaging Corp. of America	2,630	292,956
Sealed Air Corp.	100	4,476
Silgan Holdings, Inc.	28,600	908,908

		3,892,363

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	940	174,990

Transportation — 1.5%
C.H. Robinson Worldwide, Inc.	300	20,604
CSX Corp.	27,600	1,505,856
Expeditors International of Washington, Inc.	100	5,648
FedEx Corp.	4,260	925,826
Landstar System, Inc.	1,360	116,416
Union Pacific Corp.	21,750	2,368,792
United Parcel Service, Inc. Class B	2,290	253,251
XPO Logistics, Inc. (a)	2,300	148,649

		5,345,042

		43,811,786

Technology — 25.5%
Computers — 8.9%
Accenture PLC Class A	21,290	2,633,147
Apple, Inc.	147,453	21,236,181
Cognizant Technology Solutions Corp. Class A	6,300	418,320
CSRA, Inc.	26,300	835,025
Dell Technologies ,Inc. Class V (a)	10,300	629,433
DST Systems, Inc.	180	11,106
DXC Technology Co.	12,400	951,328
Fortinet, Inc. (a)	15,600	584,064
Genpact Ltd.	4,500	125,235
International Business Machines Corp.	16,760	2,578,191
NCR Corp. (a)	25,800	1,053,672
NetApp, Inc.	10,000	400,500
Western Digital Corp.	12,300	1,089,780

		32,545,982

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Semiconductors — 6.9%
Advanced Micro Devices, Inc. (a)	8,200	$102,336
Analog Devices, Inc.	15,465	1,203,177
Applied Materials, Inc.	72,200	2,982,582
Broadcom Ltd.	18,510	4,313,755
IPG Photonics Corp. (a)	4,840	702,284
KLA-Tencor Corp.	18,500	1,692,935
Lam Research Corp.	12,750	1,803,233
Maxim Integrated Products, Inc.	37,800	1,697,220
Microchip Technology, Inc.	6,100	470,798
Micron Technology, Inc. (a)	28,700	856,982
Microsemi Corp. (a)	6,200	290,160
NVIDIA Corp.	7,800	1,127,568
NXP Semiconductor NV (a)	5,480	599,786
ON Semiconductor Corp. (a)	54,200	760,968
Skyworks Solutions, Inc.	5,670	544,037
Teradyne, Inc.	32,100	963,963
Texas Instruments, Inc.	57,350	4,411,935
Xilinx, Inc.	11,210	721,027

		25,244,746

Software — 9.7%
Activision Blizzard, Inc.	30,700	1,767,399
Adobe Systems, Inc. (a)	25,180	3,561,459
ANSYS, Inc. (a)	4,790	582,847
Atlassian Corp. PLC Class A (a)	3,700	130,166
Autodesk, Inc. (a)	4,160	419,411
Black Knight Financial Services, Inc. Class A (a)	3,200	131,040
Broadridge Financial Solutions, Inc.	560	42,314
Cadence Design Systems, Inc. (a)	2,100	70,329
Citrix Systems, Inc. (a)	2,500	198,950
The Dun & Bradstreet Corp.	860	93,009
Electronic Arts, Inc. (a)	10,170	1,075,172
Fidelity National Information Services, Inc.	2,200	187,880
First Data Corp. Class A (a)	34,700	631,540
Fiserv, Inc. (a)	1,140	139,468
Intuit, Inc.	7,420	985,450
Jack Henry & Associates, Inc.	660	68,554
Microsoft Corp.	263,560	18,167,191
MSCI, Inc.	4,130	425,349
Oracle Corp.	18,200	912,548
Paychex, Inc.	5,200	296,088
Red Hat, Inc. (a)	5,000	478,750
salesforce.com, Inc. (a)	7,040	609,664
ServiceNow, Inc. (a)	3,390	359,340
Splunk, Inc. (a)	800	45,512
Synopsys, Inc. (a)	3,000	218,790
Tableau Software, Inc. Class A (a)	1,000	61,270
Take-Two Interactive Software, Inc. (a)	12,200	895,236
Veeva Systems, Inc. Class A (a)	14,200	870,602

	Number of Shares	Value
VMware, Inc. Class A (a)	16,680	$1,458,333
Workday, Inc. Class A (a)	4,110	398,670

		35,282,331

		93,073,059

TOTAL COMMON STOCK (Cost $324,686,747)		362,175,030

TOTAL EQUITIES (Cost $324,686,747)		362,175,030

TOTAL LONG-TERM INVESTMENTS (Cost $324,686,747)		362,175,030

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$2,511,545	2,511,545

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	3,560	3,560

TOTAL SHORT-TERM INVESTMENTS (Cost $2,515,105)		2,515,105

TOTAL INVESTMENTS — 100.1% (Cost $327,201,852) (c)		364,690,135

Other Assets/(Liabilities) — (0.1)%		(282,694)

NET ASSETS — 100.0%		$364,407,441

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,511,556. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $2,562,225.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Basic Materials — 3.3%
Forest Products & Paper — 0.6%
P.H. Glatfelter Co.	65,789	$1,285,517

Mining — 2.7%
Century Aluminum Co. (a)	52,830	823,091
Compass Minerals International, Inc. (b)	25,510	1,665,803
Kaiser Aluminum Corp.	31,220	2,763,595

		5,252,489

		6,538,006

Communications — 4.0%
Internet — 2.2%
Carvana Co. (a) (b)	42,090	861,582
Proofpoint, Inc. (a) (b)	24,980	2,169,014
Yelp, Inc. (a)	43,650	1,310,373

		4,340,969

Media — 1.5%
Houghton Mifflin Harcourt Co. (a)	147,880	1,818,924
WideOpenWest, Inc. (a)	63,041	1,096,913

		2,915,837

Telecommunications — 0.3%
RigNet, Inc. (a)	33,456	536,969

		7,793,775

Consumer, Cyclical — 14.1%
Airlines — 1.3%
Spirit Airlines, Inc. (a)	49,520	2,557,708

Apparel — 0.6%
Canada Goose Holdings, Inc. (a) (b)	59,730	1,179,667

Auto Manufacturers — 0.7%
Navistar International Corp. (a) (b)	51,840	1,359,763

Auto Parts & Equipment — 1.6%
Visteon Corp. (a)	30,770	3,140,386

Distribution & Wholesale — 1.2%
SiteOne Landscape Supply, Inc. (a)	44,200	2,301,052

Entertainment — 0.6%
The Madison Square Garden Co. Class A (a)	6,180	1,216,842

Retail — 7.3%
Burlington Stores, Inc. (a)	19,430	1,787,366
DSW, Inc. Class A	102,180	1,808,586
Fred’s, Inc. Class A (b)	99,840	921,523
Group 1 Automotive, Inc.	43,120	2,730,358
Sally Beauty Holdings, Inc. (a)	76,390	1,546,898
Sonic Corp. (b)	89,330	2,366,352
Suburban Propane Partners LP (c)	81,290	1,933,889

	Number of Shares	Value
Texas Roadhouse, Inc.	26,380	$1,344,061

		14,439,033

Storage & Warehousing — 0.8%
Wesco Aircraft Holdings, Inc. (a)	150,940	1,637,699

		27,832,150

Consumer, Non-cyclical — 21.3%
Beverages — 0.6%
The Boston Beer Co., Inc. Class A (a) (b)	9,260	1,223,709

Biotechnology — 1.5%
Exact Sciences Corp. (a) (b)	29,040	1,027,145
Sage Therapeutics, Inc. (a) (b)	11,720	933,381
Ultragenyx Pharmaceutical, Inc. (a) (b)	15,740	977,611

		2,938,137

Commercial Services — 6.8%
Booz Allen Hamilton Holding Corp.	48,420	1,575,587
Korn/Ferry International	134,281	4,636,723
Matthews International Corp. Class A	36,440	2,231,950
On Assignment, Inc. (a)	66,600	3,606,390
Paylocity Holding Corp. (a)	29,500	1,332,810

		13,383,460

Foods — 1.6%
Hostess Brands, Inc. (a) (b)	193,700	3,118,570

Health Care – Products — 4.0%
NuVasive, Inc. (a)	43,020	3,309,099
NxStage Medical, Inc. (a)	81,260	2,037,188
The Spectranetics Corp. (a)	64,270	2,467,968

		7,814,255

Health Care – Services — 1.7%
Addus HomeCare Corp. (a)	20,580	765,576
Amedisys, Inc. (a)	42,140	2,646,813

		3,412,389

Household Products & Wares — 1.4%
Acco Brands Corp. (a)	230,760	2,688,354

Pharmaceuticals — 3.7%
ACADIA Pharmaceuticals, Inc. (a) (b)	29,740	829,449
Clovis Oncology, Inc. (a)	11,470	1,073,936
Prestige Brands Holdings, Inc. (a)	87,426	4,616,967
TherapeuticsMD, Inc. (a) (b)	141,530	745,863

		7,266,215

		41,845,089

Energy — 3.5%
Energy – Alternate Sources — 0.9%
Renewable Energy Group, Inc. (a) (b)	135,169	1,750,439

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 1.3%
HollyFrontier Corp. (b)	54,490	$1,496,840
Matador Resources Co. (a) (b)	49,365	1,054,930

		2,551,770

Pipelines — 1.3%
Cone Midstream Partners LP (c)	66,935	1,268,418
Noble Midstream Partners LP (c)	31,275	1,419,885

		2,688,303

		6,990,512

Financial — 23.9%
Banks — 9.5%
The Bank of NT Butterfield & Son Ltd.	40,010	1,364,341
BankUnited, Inc.	83,318	2,808,650
Chemical Financial Corp.	37,813	1,830,527
Customers Bancorp, Inc. (a)	41,470	1,172,772
FCB Financial Holdings, Inc. Class A (a)	31,650	1,511,288
IBERIABANK Corp.	38,910	3,171,165
MB Financial, Inc.	89,460	3,939,818
Webster Financial Corp.	55,950	2,921,709

		18,720,270

Diversified Financial Services — 1.0%
Stifel Financial Corp. (a)	40,840	1,877,823

Insurance — 0.9%
James River Group Holdings Ltd.	44,640	1,773,547

Real Estate — 1.0%
Realogy Holdings Corp.	63,130	2,048,569

Real Estate Investment Trusts (REITS) — 7.3%
Brandywine Realty Trust	190,300	3,335,959
CYS Investments, Inc.	353,100	2,969,571
DiamondRock Hospitality Co.	207,960	2,277,162
Four Corners Property Trust, Inc.	129,860	3,260,785
National Storage Affiliates Trust	112,330	2,595,946

		14,439,423

Savings & Loans — 4.2%
Beneficial Bancorp, Inc.	79,590	1,193,850
Berkshire Hills Bancorp, Inc.	42,320	1,487,548
OceanFirst Financial Corp.	45,140	1,224,197
Oritani Financial Corp.	80,328	1,369,592
Sterling Bancorp	91,910	2,136,907
WSFS Financial Corp.	19,370	878,430

		8,290,524

		47,150,156

Industrial — 12.0%
Building Materials — 3.6%
Boise Cascade Co. (a)	65,100	1,979,040
Masonite International Corp. (a)	32,380	2,444,690

	Number of Shares	Value
Summit Materials, Inc. Class A (a)	93,549	$2,700,760

		7,124,490

Electrical Components & Equipment — 1.2%
Generac Holdings, Inc. (a)	67,800	2,449,614

Electronics — 0.4%
Vishay Intertechnology, Inc. (b)	52,290	868,014

Engineering & Construction — 2.3%
Dycom Industries, Inc. (a) (b)	29,660	2,655,163
KBR, Inc. (b)	117,090	1,782,110

		4,437,273

Environmental Controls — 0.8%
Advanced Disposal Services, Inc. (a)	69,710	1,584,508

Machinery – Diversified — 0.6%
The Manitowoc Co., Inc. (a)	180,090	1,082,341

Metal Fabricate & Hardware — 1.0%
Rexnord Corp. (a)	80,160	1,863,720

Transportation — 1.2%
Genesee & Wyoming, Inc. Class A (a)	33,890	2,317,737

Trucking & Leasing — 0.9%
The Greenbrier Cos., Inc. (b)	39,490	1,826,412

		23,554,109

Technology — 13.7%
Computers — 1.8%
CACI International, Inc. Class A (a)	27,500	3,438,875

Semiconductors — 4.9%
Brooks Automation, Inc.	82,440	1,788,124
Cypress Semiconductor Corp. (b)	101,971	1,391,904
MaxLinear, Inc. (a)	73,260	2,043,221
MKS Instruments, Inc.	31,590	2,126,007
Semtech Corp. (a)	63,610	2,274,058

		9,623,314

Software — 7.0%
CommVault Systems, Inc. (a)	27,320	1,542,214
Envestnet, Inc. (a)	47,880	1,896,048
Guidewire Software, Inc. (a)	30,430	2,090,845
j2 Global, Inc.	39,036	3,321,573
Pegasystems, Inc.	44,700	2,608,245
Zynga, Inc. Class A (a)	648,120	2,359,157

		13,818,082

		26,880,271

Utilities — 2.7%
Electric — 1.8%
Portland General Electric Co.	79,380	3,626,872

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Small Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Water — 0.9%
American States Water Co.	36,270	$1,719,561

		5,346,433

TOTAL COMMON STOCK (Cost $167,981,593)		193,930,501

TOTAL EQUITIES (Cost $167,981,593)		193,930,501

MUTUAL FUNDS — 12.9%
Diversified Financial Services — 12.9%
State Street Navigator Securities Lending Prime Portfolio (d)	25,348,767	25,348,767

TOTAL MUTUAL FUNDS (Cost $25,348,767)		25,348,767

TOTAL LONG-TERM INVESTMENTS (Cost $193,330,360)		219,279,268

	Principal Amount
SHORT-TERM INVESTMENTS — 1.5%
Repurchase Agreement — 1.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$2,993,381	2,993,381

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	1,446	1,446

TOTAL SHORT-TERM INVESTMENTS (Cost $2,994,827)		2,994,827

TOTAL INVESTMENTS — 112.9% (Cost $196,325,187) (f)		222,274,095

Other Assets/(Liabilities) — (12.9)%		(25,368,696)

NET ASSETS — 100.0%		$196,905,399

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $24,727,994 or 12.56% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $2,993,393. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $3,055,448.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 96.3%
Cayman Islands — 2.2%
Baidu, Inc. Sponsored ADR (a)	8,110	$1,450,555
JD.com, Inc. ADR (a)	139,525	5,472,170

		6,922,725

Denmark — 0.5%
FLSmidth & Co. A/S (b)	22,562	1,426,461

France — 6.2%
Kering	19,430	6,652,632
LVMH Moet Hennessy Louis Vuitton SE	34,860	8,745,047
Societe Generale SA	81,090	4,408,922

		19,806,601

Germany — 7.3%
Allianz SE	29,113	5,737,266
Bayer AG	33,368	4,317,287
Linde AG	15,855	3,011,597
SAP SE	67,430	7,047,726
Siemens AG	22,736	3,126,135

		23,240,011

India — 3.4%
DLF Ltd. (a)	2,138,085	6,307,191
ICICI Bank Ltd. Sponsored ADR	308,860	2,770,474
Zee Entertainment Enterprises Ltd.	234,475	1,783,955

		10,861,620

Italy — 0.6%
Brunello Cucinelli SpA (b)	43,151	1,134,331
Tod’s SpA (c)	14,404	898,274

		2,032,605

Japan — 14.4%
Dai-ichi Life Holdings, Inc.	231,400	4,201,619
FANUC Corp.	12,800	2,471,729
KDDI Corp.	159,300	4,220,189
Keyence Corp.	15,000	6,602,528
Kyocera Corp.	64,900	3,762,663
Murata Manufacturing Co. Ltd.	50,910	7,757,073
Nidec Corp.	63,400	6,510,408
Nintendo Co. Ltd.	9,200	3,079,150
Renesas Electronics Corp. (a)	98,000	857,422
Sumitomo Mitsui Financial Group, Inc.	24,000	938,898
Suzuki Motor Corp.	62,400	2,965,606
TDK Corp.	36,200	2,388,568

		45,755,853

Netherlands — 3.0%
Airbus SE	113,850	9,380,855

	Number of Shares	Value
Spain — 3.4%
Banco Bilbao Vizcaya Argentaria SA	243,564	$2,035,665
Industria de Diseno Textil SA	173,329	6,674,785
International Consolidated Airlines Group SA (b)	261,170	2,079,830

		10,790,280

Sweden — 1.4%
Assa Abloy AB Class B	204,622	4,497,966

Switzerland — 2.9%
Credit Suisse Group AG	141,430	2,049,222
Roche Holding AG	7,243	1,849,399
UBS Group AG Registered	311,382	5,285,912

		9,184,533

United Kingdom — 6.3%
Circassia Pharmaceuticals PLC (a) (b)	647,107	766,706
Earthport PLC (a)	1,745,622	471,762
International Game Technology PLC	100,182	1,833,330
Prudential PLC	258,732	5,943,956
Shire Ltd.	29,870	1,645,674
TechnipFMC PLC (a)	105,500	2,868,298
Unilever PLC	117,122	6,344,110

		19,873,836

United States — 44.7%
3M Co.	23,450	4,882,055
ACADIA Pharmaceuticals, Inc. (a) (b)	73,410	2,047,405
Adobe Systems, Inc. (a)	46,290	6,547,258
Aetna, Inc.	52,730	8,005,996
Alphabet, Inc. Class A (a)	9,300	8,646,024
Alphabet, Inc. Class C (a)	9,638	8,758,340
Anthem, Inc.	33,240	6,253,441
Biogen, Inc. (a)	11,200	3,039,232
BioMarin Pharmaceutical, Inc. (a)	16,550	1,503,071
Bluebird Bio, Inc. (a) (b)	16,020	1,682,901
Blueprint Medicines Corp. (a)	24,880	1,260,670
Centene Corp. (a)	24,970	1,994,604
Citigroup, Inc.	140,780	9,415,366
Colgate-Palmolive Co.	102,360	7,587,947
Emerson Electric Co.	24,760	1,476,191
Facebook, Inc. Class A (a)	47,910	7,233,452
FNF Group	70,600	3,164,998
Gilead Sciences, Inc.	40,640	2,876,499
Intuit, Inc.	45,200	6,003,012
Ionis Pharmaceuticals, Inc. (a)	44,870	2,282,537
Loxo Oncology, Inc. (a)	10,770	863,646
MacroGenics, Inc. (a)	58,700	1,027,837
Maxim Integrated Products, Inc.	131,240	5,892,676
PayPal Holdings, Inc. (a)	61,440	3,297,485
S&P Global, Inc.	50,550	7,379,794

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sage Therapeutics, Inc. (a)	27,160	$2,163,022
The The Goldman Sachs Group, Inc.	22,560	5,006,064
The Walt Disney Co.	46,680	4,959,750
Tiffany & Co.	45,930	4,311,449
Twitter, Inc. (a) (b)	116,970	2,090,254
United Parcel Service, Inc. Class B	30,380	3,359,724
Whole Foods Market, Inc.	61,780	2,601,556
Zimmer Biomet Holdings, Inc.	33,560	4,309,104

		141,923,360

TOTAL COMMON STOCK (Cost $176,067,073)		305,696,706

PREFERRED STOCK — 1.8%
Germany — 1.7%
Bayerische Motoren Werke AG 4.460%	68,407	5,644,376

India — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	1,120,452	167,797

TOTAL PREFERRED STOCK (Cost $3,229,961)		5,812,173

TOTAL EQUITIES (Cost $179,297,034)		311,508,879

MUTUAL FUNDS — 4.7%
United States — 4.7%
Oppenheimer Institutional Government Money Market Fund Class E (d)	5,227,028	5,227,028
State Street Navigator Securities Lending Prime Portfolio (e)	9,476,167	9,476,167

		14,703,195

TOTAL MUTUAL FUNDS (Cost $14,703,195)		14,703,195

TOTAL LONG-TERM INVESTMENTS (Cost $194,000,229)		326,212,074

TOTAL INVESTMENTS — 102.8% (Cost $194,000,229) (f)		326,212,074

Other Assets/(Liabilities) — (2.8)%		(8,813,350)

NET ASSETS — 100.0%		$317,398,724

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $9,174,528 or 2.89% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $898,274 or 0.28% of net assets.
(d)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Australia — 2.0%
CSL Ltd.	61,000	$6,481,667
Sonic Healthcare Ltd.	209,848	3,906,540

		10,388,207

Belgium — 0.7%
Anheuser-Busch InBev SA/NV	31,407	3,475,345

Canada — 4.8%
Alimentation Couche-Tard, Inc. Class B	100,660	4,824,973
CCL Industries, Inc. Class B	147,552	7,465,212
Dollarama, Inc.	70,670	6,752,560
Saputo, Inc.	180,316	5,735,684

		24,778,429

Denmark — 4.6%
Coloplast A/S Class B	60,703	5,084,608
Novo Nordisk A/S Class B	121,228	5,200,079
Novozymes A/S Class B	107,867	4,723,818
Pandora A/S	44,071	4,131,880
William Demant Holding A/S (a)	178,954	4,646,647

		23,787,032

Finland — 1.1%
Nokia OYJ	881,832	5,419,645

France — 15.3%
Atos SE	46,390	6,509,051
Danone SA	45,137	3,392,920
Dassault Systemes SE	56,491	5,062,682
Edenred	242,351	6,325,916
Essilor International SA	43,668	5,583,394
Hermes International	11,966	5,917,287
Iliad SA	26,120	6,180,010
Legrand SA	80,880	5,664,845
LVMH Moet Hennessy Louis Vuitton SE	25,880	6,492,306
Pernod Ricard SA	27,205	3,647,032
Schneider Electric SE	59,450	4,575,982
SEB SA	41,627	7,478,885
Technicolor SA Registered	680,860	2,971,212
Valeo SA	136,254	9,242,557

		79,044,079

Germany — 10.8%
Bayer AG	38,505	4,981,932
Bayerische Motoren Werke AG	48,249	4,490,857
Brenntag AG	88,048	5,098,092
Continental AG	37,078	8,001,725
Infineon Technologies AG	558,576	11,837,094
ProSiebenSat.1 Media SE	102,121	4,273,481
SAP SE	96,126	10,047,008

	Number of Shares	Value
Scout24 AG (b)	77,687	$2,860,215
United Internet AG	74,327	4,087,287

		55,677,691

India — 2.2%
Hero MotoCorp Ltd.	141,729	8,073,909
ICICI Bank Ltd. Sponsored ADR	353,618	3,171,953

		11,245,862

Ireland — 0.8%
James Hardie Industries PLC	272,600	4,295,429

Japan — 8.4%
Hoya Corp.	98,800	5,145,672
Keyence Corp.	18,000	7,923,033
Koito Manufacturing Co. Ltd.	106,000	5,475,445
Kubota Corp.	190,000	3,201,811
Nidec Corp.	69,000	7,085,460
Nippon Telegraph & Telephone Corp.	202,500	9,579,034
Subaru Corp.	149,500	5,053,156

		43,463,611

Luxembourg — 1.0%
SES SA	227,560	5,336,225

Netherlands — 8.1%
Aalberts Industries NV	167,110	6,661,000
Airbus SE	75,770	6,243,191
ASML Holding NV	44,148	5,748,117
Boskalis Westminster	103,620	3,366,908
Gemalto NV	43,268	2,596,944
Gemalto NV	16,491	995,947
Heineken NV	70,426	6,860,813
Koninklijke Vopak NV	91,107	4,229,551
STMicroelectronics NV (c)	341,740	4,900,354

		41,602,825

Panama — 1.7%
Carnival Corp.	129,610	8,498,528

South Africa — 0.7%
The SPAR Group Ltd.	296,314	3,491,776

Spain — 5.2%
Amadeus IT Group SA	107,844	6,451,440
Grifols SA	267,392	7,456,976
Industria de Diseno Textil SA	114,128	4,394,994
Prosegur Cash SA (a) (b)	1,042,703	2,740,048
Prosegur Cia de Seguridad SA	913,015	5,947,141

		26,990,599

Sweden — 2.2%
Atlas Copco AB Class A	184,607	7,110,062
Swedish Match AB	118,810	4,189,110

		11,299,172

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 10.5%
ABB Ltd. Registered	94,112	$2,328,348
Barry Callebaut AG Registered	3,653	5,026,235
Cie Financiere Richemont SA	66,644	5,499,300
Lonza Group AG Registered	35,937	7,771,923
Roche Holding AG	21,037	5,371,505
SGS SA Registered	1,116	2,705,551
Sika AG	905	5,825,913
Sonova Holding AG Registered	30,202	4,903,339
Temenos Group AG Registered	86,916	7,752,585
UBS Group AG Registered	192,022	3,259,698
Vifor Pharma AG	32,972	3,645,037

		54,089,434

Thailand — 0.9%
CP ALL PCL	2,595,400	4,794,270

United Kingdom — 18.1%
BT Group PLC	1,043,688	4,007,912
Bunzl PLC	213,676	6,373,751
Burberry Group PLC	214,522	4,647,664
Diageo PLC	88,133	2,605,333
Dignity PLC	96,737	3,133,324
Domino’s Pizza Group PLC	1,002,700	3,840,112
Essentra PLC (c)	439,899	3,235,187
Experian PLC	212,174	4,357,162
Inmarsat PLC	286,098	2,869,052
Intertek Group PLC	97,160	5,343,900
NEX Group PLC	449,774	3,660,902
Prudential PLC	232,437	5,339,870
Reckitt Benckiser Group PLC	56,900	5,773,220
Royal Mail PLC	447,158	2,454,627
Spectris PLC	91,868	3,023,810
TechnipFMC PLC (a)	138,594	3,768,046
TP ICAP PLC	614,780	3,744,107
Travis Perkins PLC	244,944	4,645,179
Unilever PLC	88,226	4,778,909
Vodafone Group PLC	1,741,697	4,942,571
The Weir Group PLC	81,845	1,849,936
Whitbread PLC	71,198	3,679,083
Wolseley PLC	85,035	5,229,410

		93,303,067

TOTAL COMMON STOCK (Cost $424,901,918)		510,981,226

PREFERRED STOCK — 0.0%
India — 0.0%
Zee Entertainment Enterprises Ltd. 6.000%	653,347	97,844

TOTAL PREFERRED STOCK (Cost $19,495)		97,844

TOTAL EQUITIES (Cost $424,921,413)		511,079,070

	Number of Shares	Value
MUTUAL FUNDS — 3.2%
United States — 3.2%
Oppenheimer Institutional Government Money Market Fund Class E (d)	9,478,213	$9,478,212
State Street Navigator Securities Lending Prime Portfolio (e)	6,934,690	6,934,690

		16,412,902

TOTAL MUTUAL FUNDS (Cost $16,412,902)		16,412,902

TOTAL LONG-TERM INVESTMENTS (Cost $441,334,315)		527,491,972

TOTAL INVESTMENTS — 102.3% (Cost $441,334,315) (f)		527,491,972

Other Assets/(Liabilities) — (2.3)%		(11,863,693)

NET ASSETS — 100.0%		$515,628,279

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $5,600,263 or 1.09% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $6,587,098 or 1.28% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.9%

COMMON STOCK — 93.9%
Bermuda — 2.0%
Credicorp Ltd.	4,500	$807,255
Jardine Strategic Holdings Ltd.	88,714	3,701,497

		4,508,752

Brazil — 3.8%
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	629,600	3,753,388
Embraer SA Sponsored ADR	71,600	1,305,268
Estacio Participacoes SA	288,800	1,274,490
Kroton Educacional SA	198,841	892,501
Sul America SA	207,125	1,106,617
Ultrapar Participacoes SA	14,500	339,292

		8,671,556

Cayman Islands — 18.0%
3SBio, Inc. (a) (b)	455,000	603,774
Alibaba Group Holding Ltd. Sponsored ADR (a)	100,927	14,220,614
China Lodging Group Ltd. Sponsored ADR (a)	32,519	2,623,633
Ctrip.com International Ltd. ADR (a)	92,090	4,959,967
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	34,640	2,441,774
SOHO China Ltd.	183,000	90,259
Tencent Holdings Ltd.	389,193	13,888,426
Tingyi Cayman Islands Holding Corp.	118,000	139,965
Want Want China Holdings Ltd.	2,180,000	1,471,589
Wuxi Biologics Cayman, Inc. (a) (b)	35,500	133,680

		40,573,681

China — 4.4%
Jiangsu Hengrui Medicine Co. Ltd. Class A	475,310	3,545,384
Kweichow Moutai Co. Ltd. Class A	42,954	2,989,563
Sinopharm Group Co. Ltd. Class H	767,600	3,480,142

		10,015,089

Colombia — 1.2%
Grupo Aval Acciones y Valores SA	186,540	1,544,551
Grupo de Inversiones Suramericana SA	85,716	1,113,821

		2,658,372

Egypt — 0.5%
Commercial International Bank Egypt SAE	242,494	1,069,526

France — 3.5%
Kering	14,273	4,886,928

	Number of Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	11,718	$2,939,600

		7,826,528

Hong Kong — 4.4%
AIA Group Ltd.	931,200	6,806,271
China Mobile Ltd.	105,000	1,112,120
Hang Lung Group Ltd.	132,000	546,121
Hong Kong Exchanges & Clearing Ltd.	56,405	1,458,304

		9,922,816

India — 13.6%
Apollo Hospitals Enterprise Ltd. (a)	81,118	1,596,974
Biocon Ltd. (a)	106,131	542,290
Cholamandalam Investment & Finance Co. Ltd.	33,534	580,475
Dr. Reddy’s Laboratories Ltd.	36,390	1,513,071
Glenmark Pharmaceuticals Ltd.	60,155	589,545
Housing Development Finance Corp. Ltd.	426,848	10,623,898
Infosys Ltd.	338,106	4,906,861
Kotak Mahindra Bank Ltd.	187,094	2,769,207
Lupin Ltd.	8,328	136,420
Tata Consultancy Services Ltd.	65,206	2,381,949
UltraTech Cement Ltd.	27,488	1,680,834
Zee Entertainment Enterprises Ltd.	429,011	3,264,042

		30,585,566

Indonesia — 2.2%
Astra International Tbk PT	3,152,500	2,107,609
Bank Mandiri Persero Tbk PT	1,616,300	1,542,320
Indocement Tunggal Prakarsa Tbk PT	818,500	1,131,805
Semen Indonesia Persero Tbk PT	258,000	193,368

		4,975,102

Italy — 1.3%
PRADA SpA	793,100	2,941,188

Japan — 0.9%
Murata Manufacturing Co. Ltd.	13,600	2,072,210

Malaysia — 1.6%
Genting Bhd	1,158,000	2,540,152
Genting Malaysia Bhd	914,100	1,172,230

		3,712,382

Mexico — 4.9%
Fomento Economico Mexicano SAB de CV	271,859	2,677,284
Fomento Economico Mexicano SAB de CV Sponsored ADR	14,310	1,407,245
Grupo Aeroportuario del Sureste SAB de CV Class B	69,850	1,473,417
Grupo Financiero Banorte SAB de CV Class O	305,717	1,939,710

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupo Financiero Inbursa SAB de CV Class O	1,163,217	$1,984,976
Grupo Mexico SAB de CV Series B	218,346	613,456
Kimberly-Clark de Mexico SAB de CV Class A	495,018	1,047,656

		11,143,744

Netherlands — 1.1%
Steinhoff International Holdings NV	492,827	2,524,934

Nigeria — 0.6%
Nigerian Breweries PLC	1,348,797	676,173
Zenith Bank PLC	8,369,758	555,506

		1,231,679

Philippines — 3.7%
Ayala Corp.	15,640	263,627
Ayala Land, Inc.	1,533,800	1,208,568
Bank of the Philippine Islands	118,940	245,119
BDO Unibank, Inc.	96,310	236,786
Jollibee Foods Corp.	295,450	1,196,516
SM Investments Corp.	182,295	2,914,191
SM Prime Holdings, Inc.	3,403,600	2,226,172

		8,290,979

Poland — 0.8%
Bank Pekao SA	55,327	1,862,772

Republic of Korea — 3.8%
Celltrion, Inc. (a)	3,184	320,237
LG Household & Health Care Ltd.	3,431	2,977,360
NAVER Corp.	5,104	3,727,561
Samsung Biologics Co. Ltd. (a) (b)	6,124	1,562,977

		8,588,135

Russia — 7.2%
Alrosa PJSC (a)	972,223	1,426,702
Magnit PJSC (a)	38,973	6,064,171
Novatek PJSC Sponsored GDR Registered (c)	52,332	5,843,246
Polyus PJSC GDR (a) (b) (e)	16,200	544,320
Sberbank of Russia PJSC Sponsored ADR	238,060	2,465,983

		16,344,422

South Africa — 1.0%
FirstRand Ltd.	290,387	1,047,226
Shoprite Holdings Ltd.	74,100	1,129,271

		2,176,497

Spain — 0.4%
Prosegur Cash SA (a) (b)	301,722	792,875

Taiwan — 5.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,942,000	13,252,092

Thailand — 0.2%
CP ALL PCL	296,200	547,146

	Number of Shares	Value
Turkey — 1.1%
Anadolu Efes Biracilik Ve Malt Sanayii AS	195,387	$1,212,766
BIM Birlesik Magazalar AS	70,354	1,303,570

		2,516,336

United Arab Emirates — 2.0%
DP World Ltd.	159,152	3,325,225
Emaar Properties PJSC	539,404	1,137,290

		4,462,515

United Kingdom — 3.0%
Glencore PLC	1,181,445	4,434,438
Hikma Pharmaceuticals PLC	7,540	144,415
Mediclinic International PLC (d)	81,040	782,511
Old Mutual PLC	574,879	1,438,170

		6,799,534

United States — 0.8%
MercadoLibre, Inc.	410	102,861
NIKE, Inc. Class B	27,580	1,627,220

		1,730,081

TOTAL COMMON STOCK (Cost $179,625,029)		211,796,509

PREFERRED STOCK — 1.0%
Brazil — 0.9%
Lojas Americanas SA 0.610%	490,320	2,072,045

India — 0.1%
Zee Entertainment Enterprises Ltd. 6.000%	612,906	91,788

TOTAL PREFERRED STOCK (Cost $2,236,817)		2,163,833

TOTAL EQUITIES (Cost $181,861,846)		213,960,342

MUTUAL FUNDS — 0.2%
United States — 0.2%
State Street Navigator Securities Lending Prime Portfolio (f)	503,734	503,734

TOTAL MUTUAL FUNDS (Cost $503,734)		503,734

RIGHTS — 0.5%
Russia — 0.5%
Moscow Exchange OAO (a)	632,495	1,126,639

TOTAL RIGHTS (Cost $1,209,158)		1,126,639

TOTAL LONG-TERM INVESTMENTS (Cost $183,574,738)		215,590,715

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreement — 4.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (g)	$10,593,663	$10,593,663

TOTAL SHORT-TERM INVESTMENTS (Cost $10,593,663)		10,593,663

TOTAL INVESTMENTS — 100.3% (Cost $194,168,401) (h)		226,184,378

Other Assets/(Liabilities) — (0.3)%		(575,107)

NET ASSETS — 100.0%		$225,609,271

Notes to Portfolio of Investments

Percentages	are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $3,637,626 or 1.61% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2017, these securities amounted to a value of $5,843,246 or 2.59% of net assets.
(d)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $479,061 or 0.21% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $544,320 or 0.24% of net assets.
(f)	Represents investment of security lending collateral. (Note 2).
(g)	Maturity value of $10,593,707. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $10,808,426.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an

Notes to Portfolio of Investments (Unaudited) (Continued)

official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, but may be valued using a vendor quote if the Fund’s investment adviser determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

Notes to Portfolio of Investments (Unaudited) (Continued)

The U.S. Government Money Market Fund characterized all investments at Level 2, as of June 30, 2017. The Value Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2017. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2017, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3		Total
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$-	$270,001,550	$-		$270,001,550
Municipal Obligations	-	204,346	-		204,346
Non-U.S. Government Agency Obligations	-	206,690,895	1,275,000	**	207,965,895
U.S. Government Agency Obligations and Instrumentalities	-	38,243,365	-		38,243,365
U.S. Treasury Obligations	-	69,214,281	-		69,214,281
Purchased Options	-	1,095,612	-		1,095,612
Short-Term Investments	-	12,211,547	-		12,211,547

Total Investments	$-	$597,661,596	$1,275,000		$598,936,596

Asset Derivatives
Futures Contracts	$616,621	$-	$-		$616,621

Liability Derivatives
Futures Contracts	$(158,886)	$-	$-		$(158,886)
Swap Agreements	-	(472,509)	-		(472,509)

Total	$(158,886)	$(472,509)	$-		$(631,395)

Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$-	$9,140,679	$-		$9,140,679
Municipal Obligations	-	138,955	-		138,955
Non-U.S. Government Agency Obligations	-	98,101,246	-		98,101,246
U.S. Government Agency Obligations and Instrumentalities	-	2,083,235	-		2,083,235
U.S. Treasury Obligations	-	245,542,293	-		245,542,293
Purchased Options	-	561,261	-		561,261
Short-Term Investments	-	130,001,688	-		130,001,688

Total Investments	$-	$485,569,357	$-		$485,569,357

Asset Derivatives
Futures Contracts	$258	$-	$-		$258
Swap Agreements	-	259,141	-		259,141

Total	$258	$259,141	$-		$259,399

Liability Derivatives
Futures Contracts	$(1,229)	$-	$-		$(1,229)
Swap Agreements	-	(383,234)	-		(383,234)

Total	$(1,229)	$(383,234)	$-		$(384,463)

Core Bond Fund
Asset Investments
Preferred Stock	$3,640,000	$-	$-		$3,640,000
Corporate Debt	-	420,773,248	-		420,773,248

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Core Bond Fund (Continued)
Asset Investments (Continued)
Municipal Obligations	$-	$6,930,624	$-		$6,930,624
Non-U.S. Government Agency Obligations	-	335,103,354	3,060,000	**	338,163,354
Sovereign Debt Obligations	-	10,176,990	-		10,176,990
U.S. Government Agency Obligations and Instrumentalities	-	288,911,527	-		288,911,527
U.S. Treasury Obligations	-	126,998,415	-		126,998,415
Purchased Options	-	2,212,368	-		2,212,368
Short-Term Investments	-	115,189,627	-		115,189,627

Total Investments	$3,640,000	$1,306,296,153	$3,060,000		$1,312,996,153

Asset Derivatives
Futures Contracts	$637,189	$-	$-		$637,189

Liability Derivatives
Futures Contracts	$(171,605)	$-	$-		$(171,605)
Swap Agreements	-	(1,253,136)	-		(1,253,136)

Total	$(171,605)	$(1,253,136)	$-		$(1,424,741)

Diversified Bond Fund
Asset Investments
Common Stock	$-	$-	$807	**	$807
Preferred Stock	280,000	-	-		280,000
Corporate Debt	-	78,712,749	-		78,712,749
Municipal Obligations	-	424,331	-		424,331
Non-U.S. Government Agency Obligations	-	58,029,340	510,000	**	58,539,340
Sovereign Debt Obligations	-	1,644,713	-		1,644,713
U.S. Government Agency Obligations and Instrumentalities	-	40,090,589	-		40,090,589
U.S. Treasury Obligations	-	11,691,803	-		11,691,803
Purchased Options	-	738,097	-		738,097
Warrants	-	-	3,719	**	3,719
Short-Term Investments	-	22,559,315	-		22,559,315

Total Investments	$280,000	$213,890,937	$514,526		$214,685,463

Asset Derivatives
Forward Contracts	$-	$83,461	$-		$83,461
Futures Contracts	114,981	-	-		114,981

Total	$114,981	$83,461	$-		$198,442

Liability Derivatives
Forward Contracts	$-	$(65,473)	$-		$(65,473)
Futures Contracts	(42,704)	-	-		(42,704)
Swap Agreements	-	(176,356)	-		(176,356)

Total	$(42,704)	$(241,829)	$-		$(284,533)

High Yield Fund
Asset Investments
Common Stock	$-	$-	$9,899	**	$9,899
Preferred Stock	1,693,135	-	-		1,693,135
Bank Loans	-	18,292,528	608,091	**	18,900,619
Corporate Debt	-	426,691,599	-		426,691,599

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
High Yield Fund (Continued)
Asset Investments (Continued)
Short-Term Investments	$-	$3,824,557	$-		$3,824,557

Total Investments	$1,693,135	$448,808,684	$617,990		$451,119,809

Balanced Fund
Asset Investments
Common Stock	$74,737,673	$-	$-		$74,737,673
Preferred Stock	140,000	-	-		140,000
Corporate Debt	-	9,907,032	-		9,907,032
Municipal Obligations	-	214,651	-		214,651
Non-U.S. Government Agency Obligations	-	9,429,468	-		9,429,468
Sovereign Debt Obligations	-	286,178	-		286,178
U.S. Government Agency Obligations and Instrumentalities	-	7,017,293	-		7,017,293
U.S. Treasury Obligations	-	2,248,215	-		2,248,215
Mutual Funds	11,531,823	-	-		11,531,823
Purchased Options	-	67,274	-		67,274
Rights	-	-	4,050	**	4,050
Short-Term Investments	-	2,148,712	-		2,148,712

Total Investments	$86,409,496	$31,318,823	$4,050		$117,732,369

Asset Derivatives
Futures Contracts	$18,376	$-	$-		$18,376

Liability Derivatives
Futures Contracts	$(11,549)	$-	$-		$(11,549)
Swap Agreements	-	(33,799)	-		(33,799)

Total	$(11,549)	$(33,799)	$-		$(45,348)

Disciplined Value Fund
Asset Investments
Common Stock	$198,370,677	$65,481	$-		$198,436,158
Rights	-	-	9,858	**	9,858
Short-Term Investments	-	1,353,705	-		1,353,705

Total Investments	$198,370,677	$1,419,186	$9,858		$199,799,721

Main Street Fund
Asset Investments
Common Stock	$135,653,155	$1,548,577 *	$-		$137,201,732
Short-Term Investments	-	2,457,248	-		2,457,248

Total Investments	$135,653,155	$4,005,825	$-		$139,658,980

Global Fund
Asset Investments
Common Stock*
Cayman Islands	$6,922,725	$-	$-		$6,922,725
Denmark	-	1,426,461	-		1,426,461
France	-	19,806,601	-		19,806,601
Germany	-	23,240,011	-		23,240,011
India	2,770,474	8,091,146	-		10,861,620

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Global Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Italy	$-	$2,032,605	$-	$2,032,605
Japan	-	45,755,853	-	45,755,853
Netherlands	-	9,380,855	-	9,380,855
Spain	-	10,790,280	-	10,790,280
Sweden	-	4,497,966	-	4,497,966
Switzerland	-	9,184,533	-	9,184,533
United Kingdom	1,833,330	18,040,506	-	19,873,836
United States	141,923,360	-	-	141,923,360
Preferred Stock*
Germany	-	5,644,376	-	5,644,376
India	167,797	-	-	167,797
Mutual Funds	14,703,195	-	-	14,703,195

Total Investments	$168,320,881	$157,891,193	$-	$326,212,074

International Equity Fund
Asset Investments
Common Stock*
Australia	$-	$10,388,207	$-	$10,388,207
Belgium	-	3,475,345	-	3,475,345
Canada	24,778,429	-	-	24,778,429
Denmark	-	23,787,032	-	23,787,032
Finland	-	5,419,645	-	5,419,645
France	-	79,044,079	-	79,044,079
Germany	-	55,677,691	-	55,677,691
India	3,171,953	8,073,909	-	11,245,862
Ireland	-	4,295,429	-	4,295,429
Japan	-	43,463,611	-	43,463,611
Luxembourg	-	5,336,225	-	5,336,225
Netherlands	-	41,602,825	-	41,602,825
Panama	8,498,528	-	-	8,498,528
South Africa	-	3,491,776	-	3,491,776
Spain	-	26,990,599	-	26,990,599
Sweden	-	11,299,172	-	11,299,172
Switzerland	-	54,089,434	-	54,089,434
Thailand	-	4,794,270	-	4,794,270
United Kingdom	-	93,303,067	-	93,303,067
Preferred Stock
India	97,844	-	-	97,844
Mutual Funds	16,412,902	-	-	16,412,902

Total Investments	$52,959,656	$474,532,316	$-	$527,491,972

Strategic Emerging Markets Fund
Asset Investments
Common Stock*
Bermuda	$807,255	$3,701,497	$-	$4,508,752
Brazil	1,305,268	7,366,288	-	8,671,556
Cayman Islands	24,245,988	16,327,693	-	40,573,681

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
Strategic Emerging Markets Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
China	$-	$10,015,089	$-	$10,015,089
Colombia	2,658,372	-	-	2,658,372
Egypt	-	1,069,526	-	1,069,526
France	-	7,826,528	-	7,826,528
Hong Kong	-	9,922,816	-	9,922,816
India	-	30,585,566	-	30,585,566
Indonesia	-	4,975,102	-	4,975,102
Italy	-	2,941,188	-	2,941,188
Japan	-	2,072,210	-	2,072,210
Malaysia	-	3,712,382	-	3,712,382
Mexico	11,143,744	-	-	11,143,744
Netherlands	-	2,524,934	-	2,524,934
Nigeria	-	1,231,679	-	1,231,679
Philippines	-	8,290,979	-	8,290,979
Poland	-	1,862,772	-	1,862,772
Republic of Korea	-	8,588,135	-	8,588,135
Russia	-	16,344,422	-	16,344,422
South Africa	-	2,176,497	-	2,176,497
Spain	-	792,875	-	792,875
Taiwan	-	13,252,092	-	13,252,092
Thailand	-	547,146	-	547,146
Turkey	-	2,516,336	-	2,516,336
United Arab Emirates	-	4,462,515	-	4,462,515
United Kingdom	-	6,799,534	-	6,799,534
United States	1,730,081	-	-	1,730,081
Preferred Stock*
Brazil	-	2,072,045	-	2,072,045
India	91,788	-	-	91,788
Mutual Funds	503,734	-	-	503,734
Rights	-	1,126,639	-	1,126,639
Short-Term Investments	-	10,593,663	-	10,593,663

Total Investments	$42,486,230	$183,698,148	$-	$226,184,378

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2017 is not presented.

The Funds, with the exception of the Strategic Emerging Markets Fund, had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2017. The Strategic Emerging Markets Fund had transfers between levels of the fair value hierarchy during the period ended June 30, 2017; however, none of the transfers individually or collectively had a material impact on the Fund. The Funds recognize transfers between the Levels as of the beginning of the year.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses

Notes to Portfolio of Investments (Unaudited) (Continued)

from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at June 30, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Inflation- Protected and Income Fund	Core Bond Fund	Diversified Bond Fund	Balanced Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A
Directional Exposures to Currencies				M
Intention to Create Investment Leverage in Portfolio				M

Futures Contracts**
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Interest Rate Swaps***
Hedging/Risk Management		A
Duration Management		A
Asset/Liability Management		M
Substitution for Direct Investment		M
Intention to Create Investment Leverage in Portfolio		M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Credit Default Swaps (Protection Seller)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Income	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

Options (Purchased)
Hedging/Risk Management	A	A	A	A	A
Duration/Credit Quality Management	A	A	A	A	A
Substitution for Direct Investment	A	A	A	A	A
Directional Investment	A	A	A	A	A
Intention to Create Investment Leverage in Portfolio	M	M	M	M	M

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At June 30, 2017, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$1,095,612	$1,095,612
Futures Contracts	-	-	-	616,621	616,621

Total Value	$-	$-	$-	$1,712,233	$1,712,233

Liability Derivatives
Futures Contracts	$-	$-	$-	$(158,886)	$(158,886)
Swap Agreements	(472,509)	-	-	-	(472,509)

Total Value	$(472,509)	$-	$-	$(158,886)	$(631,395)

Inflation-Protected and Income Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$561,261	$561,261
Futures Contracts	-	-	-	258	258
Swap Agreements	-	-	-	259,141	259,141

Total Value	$-	$-	$-	$820,660	$820,660

Liability Derivatives
Futures Contracts	$-	$-	$-	$(1,229)	$(1,229)
Swap Agreements	(328,233)	-	-	(55,001)	(383,234)

Total Value	$(328,233)	$-	$-	$(56,230)	$(384,463)

Core Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$2,212,368	$2,212,368
Futures Contracts	-	-	-	637,189	637,189

Total Value	$-	$-	$-	$2,849,557	$2,849,557

Liability Derivatives
Futures Contracts	$-	$-	$-	$(171,605)	$(171,605)
Swap Agreements	(1,253,136)	-	-	-	(1,253,136)

Total Value	$(1,253,136)	$-	$-	$(171,605)	$(1,424,741)

Diversified Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$738,097	$738,097
Forward Contracts	-	-	83,461	-	83,461
Futures Contracts	-	-	-	114,981	114,981

Total Value	$-	$-	$83,461	$853,078	$936,539

Liability Derivatives
Forward Contracts	$-	$-	$(65,473)	$-	$(65,473)
Futures Contracts	-	-	-	(42,704)	(42,704)
Swap Agreements	(176,356)	-	-	-	(176,356)

Total Value	$(176,356)	$-	$(65,473)	$(42,704)	$(284,533)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$67,274	$67,274
Futures Contracts	-	-	-	18,376	18,376

Total Value	$-	$-	$-	$85,650	$85,650

Liability Derivatives
Futures Contracts	$-	$(6,133)	$-	$(5,416)	$(11,549)
Swap Agreements	(33,799)	-	-	-	(33,799)

Total Value	$(33,799)	$(6,133)	$-	$(5,416)	$(45,348)

At June 30, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Swaptions
Short-Duration Bond Fund	2,502	$-	$9,480,000	$9,120,000
Inflation-Protected and Income Fund	7	-	37,840,000	4,672,000
Core Bond Fund	1,236	-	26,620,000	18,416,000
Diversified Bond Fund	210	7,418,402	4,370,000	6,144,000
Balanced Fund	59	-	710,000	560,000

†	Amount(s) disclosed represent average number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, or purchased swaptions at June 30, 2017.

Further details regarding the derivatives and other investments held by the Funds at June 30, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an exchange rate determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Notes to Portfolio of Investments (Unaudited) (Continued)

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2017. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund
Contracts to Buy
EUR	248,368	Bank of America N.A.	07/18/17	$272,034	$11,829

MYR	1,074,744	Barclays Bank PLC	07/25/17	253,000	(2,838)

BRL	503,196	Goldman Sachs International	09/06/17	152,000	(2,077)

KRW	171,044,550	HSBC Bank USA	09/06/17	149,804	(182)

EGP	907,988	JP Morgan Chase Bank N.A.	08/07/17	50,000	(395)
JPY	17,078,917	JP Morgan Chase Bank N.A.	09/06/17	152,000	248
KZT	81,918,000	JP Morgan Chase Bank N.A.	07/25/17	259,357	(6,104)
MXN	18,797,264	JP Morgan Chase Bank N.A.	07/11/17	1,001,838	32,905
MYR	2,205,286	JP Morgan Chase Bank N.A.	07/25/17	502,000	11,311

				1,965,195	37,965

CLP	2,865,750	State Street Bank and Trust	07/25/17	4,321	(6)
CLP	96,944,000	State Street Bank and Trust	09/06/17	146,000	(213)
EUR	413,551	State Street Bank and Trust	09/06/17	466,032	7,837

				616,353	7,618

				$3,408,386	$52,315

Contracts to Deliver
MXN	9,537,714	Bank of America N.A.	07/11/17	$510,000	$(15,028)
MYR	1,121,517	Bank of America N.A.	07/25/17	261,000	(49)

				771,000	(15,077)

CNH	3,427,174	BNP Paribas SA	11/14/17	492,000	(8,840)
CLP	2,865,750	BNP Paribas SA	07/25/17	4,328	12

				496,328	(8,828)

EUR	28,886	Deutsche Bank AG	07/18/17	33,000	(14)
ILS	560,128	Deutsche Bank AG	07/18/17	153,714	(6,930)

				186,714	(6,944)

EUR	190,918	Goldman Sachs International	07/18/17	203,804	(14,398)
KZT	82,302,000	Goldman Sachs International	09/06/17	258,000	6,067
NZD	347,261	Goldman Sachs International	09/06/17	253,000	(1,183)

				714,804	(9,514)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Diversified Bond Fund (Continued)
Contracts to Deliver (Continued)
CNH	90,869	HSBC Bank USA	11/14/17		$13,000	$(279)
INR	6,668,410	HSBC Bank USA	07/25/17		101,896	(1,005)

					114,896	(1,284)

CHF	241,339	JP Morgan Chase Bank N.A.	09/06/17		253,000	325
INR	3,369,450	JP Morgan Chase Bank N.A.	08/28/17		51,517	(251)
KRW	171,044,550	JP Morgan Chase Bank N.A.	09/06/17		152,637	3,015
MXN	97,598	JP Morgan Chase Bank N.A.	07/11/17		5,338	(35)

					462,492	3,054

CLP	163,922,600	State Street Bank and Trust	09/06/17		242,924	(3,588)

					$2,989,158	$(42,181)

Cross Currency Forwards
EUR	232,000	Deutsche Bank AG	07/18/17	PLN	989,913	$(1,964)
EUR	16,000	Deutsche Bank AG	03/06/18	CZK	417,944	(70)

						(2,034)

CZK	2,440,473	HSBC Bank USA	03/06/18	EUR	92,000	2,059
PLN	1,991,178	HSBC Bank USA	07/18/17	EUR	467,002	3,560

						5,619

CZK	3,765,844	JP Morgan Chase Bank N.A.	03/06/18	EUR	141,000	4,293
EUR	13,000	JP Morgan Chase Bank N.A.	07/18/17	PLN	55,152	(24)

						4,269

						$7,854

BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Notes to Portfolio of Investments (Unaudited) (Continued)

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

The Fund(s) listed in the following table had open futures contracts at June 30, 2017:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Short-Duration Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra 10 Year	09/20/17	556	$69,795,375	$(143,316)
U.S. Treasury Note 2 Year	09/29/17	47	10,157,141	(15,570)

				$(158,886)

Futures Contracts — Short
U.S. Treasury Ultra 10 Year	09/20/17	198	$(26,692,875)	$51,801
U.S. Treasury Note 5 Year	09/29/17	1,701	(200,438,931)	564,820

				$616,621

Inflation-Protected and Income Fund
Future Contract — Long
U.S. Treasury Ultra Long Bond	09/20/17	2	$331,750	$(319)

Futures Contracts — Short
U.S. Treasury Long Bond	09/20/17	4	$(614,750)	$(910)
U.S. Treasury Note 5 Year	09/29/17	1	(117,836)	258

				$(652)

Core Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	09/20/17	277	$45,947,375	$637,189
U.S. Treasury Note 2 Year	09/29/17	225	48,624,610	(74,539)
U.S. Treasury Note 5 Year	09/29/17	734	86,491,578	(97,066)

				$465,584

Diversified Bond Fund
Futures Contracts — Long
U.S. Treasury Ultra Long Bond	09/20/17	50	$8,293,750	$114,981
U.S. Treasury Note 2 Year	09/29/17	103	22,259,266	(34,356)
U.S. Treasury Note 5 Year	09/29/17	57	6,716,648	(8,348)

				$72,277

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Balanced Fund
Futures Contracts — Long
Mini MSCI EAFE	09/15/17	17	$1,606,160	$(6,133)
U.S. Treasury Note 10 Year	09/20/17	3	376,594	(1,900)
U.S. Treasury Ultra Bond	09/20/17	9	1,492,875	18,376
U.S. Treasury Note 2 Year	09/29/17	6	1,296,656	(1,331)
U.S. Treasury Note 5 Year	09/29/17	24	2,828,063	(2,185)

				$6,827

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a credit default swap, the swap will become more or less valuable depending on the credit

Notes to Portfolio of Investments (Unaudited) (Continued)

of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at June 30, 2017. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	6,460,000	6/20/22	(1.000%)	CDX.NA.IG.28	$(21,410)	$(98,468)	$(119,878)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund* (Continued)
Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,500,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(176,072)	$924	$(175,148)
Goldman Sachs International	USD	400,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(14,658)	(32,048)	(46,706)
Goldman Sachs International	USD	1,120,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(33,785)	(96,992)	(130,777)

						(224,515)	(128,116)	(352,631)

Inflation-Protected and Income Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	510,000	6/20/22	(1.000%)	CDX.NA.IG.28	$(1,690)	$(7,774)	$(9,464)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	1,220,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(143,204)	$751	$(142,453)
Goldman Sachs International	USD	730,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(22,021)	(63,218)	(85,239)
Goldman Sachs International	USD	260,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(9,528)	(20,831)	(30,359)
JP Morgan Chase Bank N.A.	USD	520,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(61,359)	641	(60,718)

						(236,112)	(82,657)	(318,769)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
OTC Swaps
Goldman Sachs International	USD	6,500,000	10/13/17	1.125%	USA-CPI-U	$43,246	$-	$43,246
Bank of America N.A.	USD	9,000,000	11/06/17	1.275%	USA-CPI-U	55,161	-	55,161
Goldman Sachs International	USD	6,700,000	1/13/18	1.295%	USA-CPI-U	57,197	-	57,197
JP Morgan Chase Bank N.A.	USD	6,500,000	2/17/18	1.033%	USA-CPI-U	103,537	-	103,537
Bank of America N.A.	USD	5,900,000	2/16/19	2.195%	USA-CPI-U	(55,001)	-	(55,001)

						204,140	-	204,140

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund***
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	18,890,000	6/20/22	(1.000%)	CDX.NA.IG.28	$(62,606)	$(287,936)	$(350,542)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	4,100,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(481,263)	$2,526	$(478,737)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund*** (Continued)
Credit Default Swaps — Sell Protection†† (Continued)
OTC Swaps (Continued)
Goldman Sachs International	USD	2,660,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(80,239)	$(230,356)	$(310,595)
Goldman Sachs International	USD	970,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(35,546)	(77,716)	(113,262)

						(597,048)	(305,546)	(902,594)

Diversified Bond Fund****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	3,400,000	6/20/22	(1.000%)	CDX.NA.IG.28	$(11,269)	$(51,825)	$(63,094)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	450,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(52,821)	$277	$(52,544)
Goldman Sachs International	USD	380,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(11,463)	(32,908)	(44,371)
Goldman Sachs International	USD	140,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(5,130)	(11,217)	(16,347)

						(69,414)	(43,848)	(113,262)

Balanced Fund*****
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	500,000	6/20/22	(1.000%)	CDX.NA.IG.28	$(1,658)	$(7,621)	$(9,279)

Credit Default Swaps — Sell Protection††
OTC Swaps
Goldman Sachs International	USD	140,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	$(16,433)	$86	$(16,347)
Goldman Sachs International	USD	50,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(1,508)	(4,330)	(5,838)
Goldman Sachs International	USD	20,000	5/11/63	3.000%	CMBX.NA.BBB-.6 (Rating: BBB-)†	(733)	(1,602)	(2,335)

						(18,674)	(5,846)	(24,520)

USD	U.S. Dollar

*	Collateral for swap agreements held by Goldman Sachs International and Credit Suisse Securities (USA) LLC amounted to $274,260 and $67,467 in securities, respectively at June 30, 2017.
**	Collateral for swap agreements held by Credit Suisse Securities (USA) LLC amounted to $11,313 in securities at June 30, 2017.
***	Collateral for swap agreements held by Goldman Sachs International and Credit Suisse Securities (USA) LLC amounted to $816,651 and $206,047 in securities, respectively at June 30, 2017.
****	Collateral for swap agreements held by Credit Suisse Securities (USA) LLC amounted to $36,058 in securities at June 30, 2017.
*****	Collateral for swap agreements held by Credit Suisse Securities (USA) LLC amounted to $10,302 in securities at June 30, 2017.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings rating category. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Notes to Portfolio of Investments (Unaudited) (Continued)

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2017, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price (typically equal to the original sale price plus interest). During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the purchase price received by it from the counterparty.

Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements generally create investment leverage and involve the risk that the market value of the security that a Fund is obligated to repurchase under the agreement may decline below the repurchase price. For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of reverse repurchase agreements, face value

Notes to Portfolio of Investments (Unaudited) (Continued)

approximates fair value. Interest payments made by a Fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for a security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

Reverse repurchase transactions are entered into by a Fund under a Master Repurchase Agreement (“MRA”), which permits the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and creates one single net payment due to or from the Fund. With reverse repurchase transactions, typically a Fund and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of its securities may be restricted or forfeited, and the counterparty may fail to return/resell the securities in question to the Fund.

The Fund(s) listed in the following table had open reverse repurchase transactions at June 30, 2017:

Description	Value
Inflation-Protected and Income Fund
Agreement with Banque Paribas, dated 6/01/17, 1.240%, to be repurchased on demand until 9/06/17 at value plus accrued interest.	$28,101,875
Agreement with Daiwa Securities, dated 6/02/17, 1.300%, to be repurchased on demand until 9/06/17 at value plus accrued interest.	30,608,750
Agreement with Goldman Sachs & Co., dated 4/04/17, 1.080%, to be repurchased on demand until 7/06/17 at value plus accrued interest.	68,550,819
Agreement with HSBC Finance Corp., dated 6/02/17, 1.200%, to be repurchased on demand until 9/01/17 at value plus accrued interest.	55,766,525
Agreement with Morgan Stanley, dated 4/07/17, 1.020%, to be repurchased on demand until 7/07/17 at value plus accrued interest.	29,044,118

$212,072,087

Average balance outstanding	$224,118,922
Maximum balance outstanding	$264,809,962
Average interest rate	0.93%
Weighted average maturity	58 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase transactions.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions

Notes to Portfolio of Investments (Unaudited) (Continued)

until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Dollar Roll Transactions

A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.

Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.

A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Notes to Portfolio of Investments (Unaudited) (Continued)

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2017.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

Foreign Securities

The Global Fund invests a significant amount of its assets and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the U.S. Government Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At June 30, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$597,155,641	$6,405,315	$(4,624,360)	$1,780,955
Inflation-Protected and Income Fund	484,550,073	5,895,119	(4,875,835)	1,019,284
Core Bond Fund	1,300,531,001	20,488,193	(8,023,041)	12,465,152
Diversified Bond Fund	212,029,512	4,019,513	(1,363,562)	2,655,951
High Yield Fund	441,795,138	16,407,750	(7,083,079)	9,324,671
Balanced Fund	106,574,354	13,388,411	(2,230,396)	11,158,015
Value Fund	44,930,811	8,394,053	(1,184,841)	7,209,212
Disciplined Value Fund	182,256,279	20,835,444	(3,292,002)	17,543,442
Main Street Fund	118,195,609	23,147,539	(1,684,168)	21,463,371
Disciplined Growth Fund	327,201,852	40,230,855	(2,742,572)	37,488,283
Small Cap Opportunities Fund	196,325,187	30,530,076	(4,581,168)	25,948,908
Global Fund	194,000,229	137,680,239	(5,468,394)	132,211,845
International Equity Fund	441,334,315	108,263,728	(22,106,071)	86,157,657
Strategic Emerging Markets Fund	194,168,401	37,934,633	(5,918,656)	32,015,977

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at June 30, 2017, is the same for financial reporting and federal income tax purposes.

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2017, was as follows:

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	3,661,292	50,893,949	49,328,213	5,227,028	$5,227,028	$21,346	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	6,403,734	87,351,054	84,276,576	9,478,212	$9,478,212	$40,956	$-

*	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In November 2016, The Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2016-18, “Statement of Cash Flows (Topic 230), Restricted Cash, a consensus of the FASB’s Emerging Issues Task Force” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 do not provide a definition of restricted cash or restricted cash equivalents. ASU 2016-18 is effective for interim and annual reporting periods beginning after December 15, 2017. Management is currently evaluating the implication, if any, of these changes and its impact on the Funds’ financial statements.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

Notes to Portfolio of Investments (Unaudited) (Continued)

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small Cap Opportunities Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Other

Teresa Hassara became a Trustee of the Trust effective as of June 6, 2017.

8.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2017, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer
Date	8/22/2017

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer
Date	8/22/2017